                                           REGISTRATION NOS. 002-32783/811-03240


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                                   ----------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Pre-Effective Amendment No.     [ ]
         Post Effective Amendment No. 58 [X]
                                      --

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                  Amendment No. 80       [X]
                                --

                                   ----------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 831-3150
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                   ----------

                             MARY L. CAVANAUGH, ESQ.
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   ----------

It is proposed that this filing will become effective:

[ ]      immediately upon filing pursuant to paragraph (b) of Rule 485

[X]      On April 30, 2004 pursuant to paragraph (b) of Rule 485

[ ]      60 days after filing pursuant to paragraph (a) (1) of Rule 485

[ ]      on [date] pursuant to paragraph (a) (1) of Rule 485

                                   ----------

                      TITLE OF SECURITIES BEING REGISTERED:
                        Group Variable Annuity Contracts
                         GUP AND GTS-VA CONTRACT SERIES

                                                                  GUP and GTS-VA
                                                                  Contract Sales
                                                              Separate Account A
                                                      Fixed and Variable Annuity


                                   Prospectus


                                                                     MAY 1, 2004



                                                                (AIG VALIC LOGO)

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP UNIT PURCHASE AND
GROUP FIXED AND VARIABLE ANNUITY CONTRACTS
GUP AND GTS-VA
SEPARATE ACCOUNT A


PROSPECTUS                                                           MAY 1, 2004


Group Unit Purchase Contracts, or GUP, and Group Variable Annuity Contracts, or GTS-VA (the "Contracts"), consist of flexible and single Purchase Payment group unit purchase fixed and variable annuity and group fixed and variable annuity contracts that are offered by The Variable Annuity Life Insurance Company ("VALIC") to Participants in certain employer sponsored retirement plans. The Contracts may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain other employer sponsored plans. The Contracts described in this prospectus were formerly offered through Separate Account One and Separate Account Two of VALIC.

The Contracts permit you to invest in and receive retirement benefits in the Fixed Account Option and the Variable Account Option described in this prospectus. The Variable Account Option invests in the Stock Index Fund, a separate portfolio of VALIC Company I.

--------------------------------------------------------------------------------

This prospectus provides you with information you should know before investing in GUP or GTS-VA. Please read and retain this prospectus for future reference.


A Statement of Additional Information, dated May 1, 2004, contains additional information about GUP and GTS-VA and is part of this prospectus. For a free copy, call 1-800-428-2542 (option 3). The table of contents for the Statement of Additional Information is shown at the end of this prospectus. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).


INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                                                       Page
Glossary of Terms                                                                                        4
Fee Table                                                                                                5
Summary                                                                                                  6
Selected Purchase Unit Data                                                                              8
General Information                                                                                      9
     About the Contracts                                                                                 9
     About VALIC                                                                                         9
     About VALIC Separate Account A                                                                     11
     Units of Interests                                                                                 11
     Distribution of the Contracts                                                                      11
Fixed Account Option                                                                                    11
Variable Account Option                                                                                 12
Purchase Period                                                                                         12
     Account Establishment                                                                              12
     When Your Account Will be Credited                                                                 13
     Purchase Units                                                                                     14
     Calculation of Purchase Unit Value                                                                 14
     Stopping Purchase Payments                                                                         15
Transfers Between Investment Options                                                                    15
     During the Purchase Period                                                                         15
     During the Payout Period                                                                           16
     Communicating Transfer or Reallocation Instructions                                                16
     Effective Date of Transfer                                                                         17
     Market Timing                                                                                      17
Fees and Charges                                                                                        17
     Sales and Administrative Charge                                                                    18
     Premium Tax Charge                                                                                 19
     Separate Account Charges                                                                           19
     Fund Annual Expense Charges                                                                        19
     Other Tax Charges                                                                                  19
     Reduction from Total Expenses                                                                      19
Payout Period                                                                                           20
     Fixed Payout                                                                                       20
     Variable Payout                                                                                    20
     Combination Fixed and Variable Payout                                                              21
     Payout Date                                                                                        21
     Payout Options                                                                                     21
     Enhancements to Payout Options                                                                     22
     Level Payments Option                                                                              22
     Payout Information                                                                                 22
Surrender of Account Value                                                                              22
     When Surrenders Are Allowed                                                                        22
     Surrender Process                                                                                  23
     Amount That May Be Surrendered                                                                     23
     Surrender Restrictions                                                                             23
     Partial Surrenders                                                                                 24
Exchange Privilege                                                                                      24
Death Benefits                                                                                          24
     The Process                                                                                        24
     Beneficiary Information                                                                            24

     During the Purchase Period                                                                         25
     During the Payout Period                                                                           25
Investment Performance of Separate Account Divisions                                                    26
Other Contract Features                                                                                 26
     Changes That May Not Be Made                                                                       26
     Change of Beneficiary                                                                              26
     Cancellation -- The 10 Day "Free Look"                                                             26
     We Reserve Certain Rights                                                                          26
     Fund Changes                                                                                       27
     Relationship to Employer's Plan                                                                    27
     Assigning Your Contract                                                                            27
Voting Rights                                                                                           27
     Who May Give Voting Instructions                                                                   27
     Determination of Fund Shares Attributable to Your Account                                          28
     How Fund Shares Are Voted                                                                          28
Federal Tax Matters                                                                                     28
     Type of Plans                                                                                      28
     Tax Consequences in General                                                                        29
     Effect of Tax-Deferred Accumulations                                                               30
Contents of Statement of Additional Information                                                         32

GLOSSARY OF TERMS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words "We," "Us," "Our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the participant, contract owner, annuitant or beneficiary.

Other specific terms We use in this prospectus are:

     ACCOUNT VALUE - the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

     ANNUITANT - the individual (in most cases, you) to whom Payout Payments will be paid.

     ASSUMED INVESTMENT RATE - The rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.

     BENEFICIARY - the individual designated to receive Payout Payments upon the death of the Annuitant.

     CONTRACT OWNER - the individual (in most cases, your employer) to whom the annuity contract ("Contract") is issued.

     FIXED ACCOUNT OPTION -- an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC's general account.

     HOME OFFICE - located at 2929 Allen Parkway, Houston, Texas 77019.

     MUTUAL FUND OR FUND - the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

     PARTICIPANT - the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

     PAYOUT PERIOD - the time when you begin to withdraw your money in a steady stream of payments.

     PAYOUT UNIT - A measuring unit used to calculate payout payments from your Variable Account Option. Payout unit values will vary with the investment experience of the VALIC Separate Account A Division.

     PROOF OF DEATH - a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

     PURCHASE PAYMENTS - an amount of money you or your employer pay to VALIC to receive the benefits of an annuity Contract offered by the Contracts.

     PURCHASE PERIOD - the time between your first Purchase Payment and your Payout Period (or surrender).

     VALIC SEPARATE ACCOUNT A - a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

     VARIABLE ACCOUNT OPTION -- investment options that correspond to Separate Account Divisions offered by the Contracts.

FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted if applicable.

                                                             GUP              GTS-VA
                                                          CONTRACTS          CONTRACTS
                                                          ----------         ----------
Contract Owner/Participant Expenses (1)
         Maximum Sales and Administrative Charge
           (as a percentage of Purchase Payments) (2)           5.00%(3)           5.00%

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.


Separate Account Expenses (as a percentage of Separate Account Net Assets)
         Mortality and Expense Risk                                                  1.00%           0.64%(4)
           Total Separate Account Expenses (5)                                       1.00%           0.64%


The next table shows the total operating expenses charged by the VALIC Company I Stock Index Fund that you may pay periodically during the time that you own the Contract. More detail concerning the Fund's fees and expenses is contained in the prospectus for the Fund.


TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES
(Expenses that are deducted from the assets of VALIC Company I Stock Index       0.40%
Fund, including management fees and other expenses)


(1) Premium taxes are not shown here, but may be charged by some states. See "Premium Tax Charge" in this prospectus.

(2) Reductions in the Sales and Administrative Charge are available if certain conditions are met. See "Fees and Charges" in this prospectus.

(3) Under certain groups, whose contracts are deposit administration contracts not administered by VALIC, this charge may be higher. See "Fees and Charges" in this prospectus.

(4) The Mortality and Expense Risk Fee may vary depending on the total assets attributable to the GTS-VA Contracts. See "Fees and Charges" in this prospectus.


(5) Reduction from Total Separate Account and Fund Expenses due to Permanent Guaranteed Expense Limitations. The Company has agreed to reduce the Total Separate Account and Fund Expenses by a percentage of average net assets, to 1.4157% on the first $359,065,787, 1.36% on the next $40,934,213 and 1.32% of the excess over $400 million of total assets attributable to the GUP Contracts and 0.6966% on the first $25,434,267, 0.5% on the next $74,565,733 and 0.25% of the excess over $100 million of the total assets attributable to the GTS-VA Contracts. For the period ending December 31, 2003, the Reduction from Total Separate Account and Fund Expenses were 0% and 0.34%, for the GUP Contract and the GTS-VA Contract, respectively. This Reduction from Total Separate Account and Fund Expenses reduced the Total Separate Account and Fund Expenses to 1.40% and 0.70% for the GUP Contract and the GTS-VA Contract, respectively. See "Reduction From Total Expenses" in the "Fees and Charges" section in this prospectus.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, separate account annual expenses and the Variable Account Option fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender or do not surrender your Contract at the end of the applicable time period:

     FUND           1 YEAR         3 YEARS        5 YEARS       10 YEARS
-------------     ----------     ----------     ----------     ----------
          10A     $      583     $      865     $    1,167     $    2,027
          10B     $      518     $      663     $      821     $    1,281


Note: This example should not be considered representative of past or future expenses for VALIC Separate Account A or for the Stock Index Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.


SUMMARY
--------------------------------------------------------------------------------

A summary of the Contracts' major features is presented below. For a more detailed discussion of the Contracts, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

The Contracts offer a choice of one Variable Account Option and one Fixed Account Option.

Fixed Account Option
Fixed Account Plus -- invests in the general account assets of the Company. This account provides fixed-return investment growth for the long-term. It is credited with interest at rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest. There are limitations on transfers out of this option.

Variable Account Option
Stock Index Fund -- seeks long-term capital growth through investments in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P 500(R) Index. Adviser: VALIC. Sub-adviser: AIG Global Investment Corp., an affiliate of VALIC.

More details about the investment objective and strategy of the Stock Index Fund can be found in the section of the prospectus entitled "Variable Account Option," and also in the current VALIC Company I prospectus, available at www.aigvalic.com (or call 1-800-428-2542, option 3).

GUARANTEED DEATH BENEFIT

The Contracts offer a death benefit equal to the greater of Account Value or Purchase Payments reduced by withdrawals upon death of the Annuitant during the Purchase Period.

TRANSFERS

There is no charge to transfer your money between the Variable Account Option and the Fixed Account Option during the Purchase Period.

Transfers can be made on-line at www.aigvalic.com or by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in this prospectus.

FEES AND CHARGES

More information about fees may be found in the prospectus under the headings "Fees and Charges" and "Fee Table."

Sales and Administrative Charges

Generally, a Sales and Administrative Charge of up to 5.00% will be deducted from Purchase Payments. See "Fees and Charges -- Sales and Administrative Charge."

Premium Tax Charge

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the contract. For a detailed discussion on timing and deduction of premium taxes see the section of this prospectus entitled "Fees and Charges -- Premium Tax Charge."

Separate Account Charges


If you choose the Variable Account Option you will incur a mortality and expense risk fee computed at an aggregate annualized rate of 1.00% and 0.64% for the GUP Contracts and GTS-VA Contracts, respectively, on the average daily net asset value of VALIC Separate Account A.


Stock Index Fund Annual Expense Charge


A daily charge based on a percentage of the Stock Index Fund's average daily net asset value is payable by the Stock Index Fund to its investment adviser. In addition to the management fees, the Stock Index Fund incurs other operating expenses, which may vary.


Since some of these fees may not apply to your Contract, consult your AIG VALIC financial advisor to see how these provisions apply to you.

PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: an annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of this prospectus.

FEDERAL TAX INFORMATION

For a more detailed discussion of these income tax provisions, see the "Federal Tax Matters" section of the prospectus and the Statement of Additional Information.

Although deferred annuity contracts such as GUP and GTS-VA can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax qualified retirement plans and programs (such as those established under IRC sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax qualified plan or program, you should know that an annuity does not provide additional tax deferral beyond the tax qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Mortality and expense risk fees are charged for these benefits, as described in the "Fees and Charges" section of this prospectus.

PURCHASE REQUIREMENTS

For more information on Purchase Payments, refer to the "Purchase Period" section of the prospectus.

GUP Contracts

Under the GUP Contracts, the minimum initial and subsequent Purchase Payments per a Participant in a group is $25 if the entire Purchase Payment is allocated to the Variable Account Option and $30 if the Purchase Payment is split between the Variable Account Option and the Fixed Account Option. In certain group plans, the minimum initial Purchase Payment must be at least $2,000, and subsequent Purchase Payments must be at least $5,000. Under certain plans, the minimum initial and subsequent Purchase Payment amounts for the GUP Contracts may differ or may be waived. See "Purchase Period" in this prospectus.

GTS-VA Contracts

Under the GTS-VA Contracts, the minimum initial and subsequent Purchase Payments is $10,000 per year. This amount may vary depending on the type of plan in which the GTS-VA Contract is offered. See "Purchase Period" in this prospectus.

SELECTED PURCHASE UNIT DATA
--------------------------------------------------------------------------------


                                                   Stock Index                        Stock Index
                                               Division 10A(1)                    Division 10B(1)
                                               (GUP Contracts)                 (GTS-VA Contracts)
December 31, 2003
     Purchase Units In Force                        12,425,297                            620,894
     Purchase Unit Value                               $20.406                            $33.717
December 31, 2002
     Purchase Units In Force                        13,677,206                            689,763
     Purchase Unit Value                               $16.077                            $26.386
December 31, 2001
     Purchase Units In Force                        18,955,830                            868,910
     Purchase Unit Value                               $24.086                            $38.814
December 31, 2000
     Purchase Units In Force                        18,955,830                            868,910
     Purchase Unit Value                               $24.086                            $38.814
December 31, 1999
     Purchase Units in Force                        21,421,375                          1,005,615
     Purchase Unit Value                               $26.836                            $43.028
December 31, 1998
     Purchase Units in Force                        23,726,504                          1,131,113
     Purchase Unit Value                               $22.480                            $35.792
December 31, 1997
     Purchase Units in Force                        25,835,933                          1,256,974
     Purchase Unit Value                               $17.679                            $27.956
December 31, 1996
     Purchase Units in Force                        27,379,389                          1,380,401

     Purchase Unit Value                               $13.414                            $21.071
December 31, 1995
     Purchase Units in Force                        29,995,363                          1,560,525
     Purchase Unit Value                               $11.037                            $17.222
December 31, 1994
     Purchase Units in Force                        33,814,520                          1,836,094
     Purchase Unit Value                                $8.117                            $12.583


(1) On May 1, 1992, the AGSPC Quality Growth Fund merged into the Stock Index Fund. Effective with this merger, the Quality Growth Divisions 9A and 9B were exchanged for units of Stock Index Divisions 10A and 10B, respectively. Division 10A is the Variable Account Option for the GUP Contracts and Division 10B is the Variable Account Option for the GTS-VA Contracts. The earnings (or losses) of Divisions 10A and 10B are credited to (or charged against) the assets of Divisions 10A and 10B.

Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase Units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown. The unit value of the Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the Stock Index Fund in which the Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the Stock Index Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Stock Index Fund and increasing the number of Stock Index Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

GENERAL INFORMATION
--------------------------------------------------------------------------------

ABOUT THE CONTRACTS

The Contracts were developed to help you save money for your retirement. They offer you a fixed and a variable investment option that you can invest in to help you reach your retirement savings goals. Your contributions to the Contracts can come from different sources, like payroll deductions or money transfers. Your retirement savings process with the Contracts will involve two stages: the Purchase Period and the Payout Period. The first is when you make contributions into the Contracts called "Purchase Payments." The second is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Option and/or the Variable Account Option described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in the Contracts.

ABOUT VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like GUP and GTS-VA. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.


On August 29, 2001, American General Corporation, VALIC's indirect parent company, was acquired by the American International Group, Inc. ("AIG"), a Delaware corporation. As a result, VALIC is an indirect, wholly-owned subsidiary of AIG. AIG is the world's leading U.S.-based international insurance and financial services organization, the largest underwriter of commercial and industrial insurance in the United States, and among the top-ranked U.S. life insurers. Its member companies write a wide range of general insurance and life insurance products for commercial, institutional and individual customers through a variety of distribution channels in approximately 130 countries and jurisdictions throughout the world. AIG VALIC is the marketing name for the family of companies comprising VALIC Financial Advisors, Inc.; VALIC Retirement Services Company; and VALIC, offering a wide array of investment and insurance products, as well as financial and retirement planning services.


VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.

ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to the Contracts' Variable Account Option, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Stock Index Fund. VALIC's Separate Account A invests in the Stock Index Fund on behalf of your account. VALIC Separate Account A is made up of what We call "Divisions."

VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contracts, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in the Contracts, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contracts be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of the Contracts. The commitments under the Contracts are VALIC's, and AIG has no legal obligation to back these commitments. When We discuss performance information in this prospectus, We mean the performance of a VALIC Separate Account A Division.

UNITS OF INTEREST

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying Mutual Fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS

American General Distributors, Inc. (the "Distributor"), an affiliate of VALIC, acts as VALIC's Separate Account A distributor. The Distributor is located at 2929 Allen Parkway, Houston, Texas 77019.

VALIC will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by VALIC will range up to 6.0% of each Purchase Payment. In addition, VALIC will pay managers who supervise the agents overriding commissions ranging to 1% of each Purchase Payment. These various commissions are paid by VALIC and do not result in any charge to Participants or to the Separate Account.

FIXED ACCOUNT OPTION
--------------------------------------------------------------------------------

The Contracts enable you to invest in a Fixed Account Option. This account is guaranteed to earn at least a minimum rate of interest, as disclosed in your Contract, and interest is paid on the Fixed Account Option at a declared rate. Certain limitations may also apply. See "Transfers Between Investment Options" in this prospectus.


Money allocated to the Fixed Account Option goes into VALIC's general account. The general account consists of all of VALIC's assets, other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any VALIC contract holders as well as all of its creditors. The general account Funds are invested as permitted under state insurance laws. Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by VALIC's general assets. Thus, We bear the entire investment risk for the Fixed Account Option.

Money allocated to a Fixed Account Option goes into VALIC's general account. The general account consists of all of VALIC's assets, other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any VALIC contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws. Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by VALIC's general assets. Thus, We bear the entire investment risk for the Fixed Account Options.


VARIABLE ACCOUNT OPTION
--------------------------------------------------------------------------------

The Contracts enable you to participate in a Division that represents a Variable Account Option. Certain limitations may also apply. See "About VALIC Separate Account A" in this prospectus. The Division represents and invests, through VALIC's Separate Account A, in a specific portfolio of VALIC Company I, the investment vehicle for the Contracts.

VALIC Company I is registered as an open-end, management investment company and is regulated under the 1940 Act. For more detailed information about the Stock Index Fund option, including investment strategy and risks, you should refer to the VALIC Company I prospectus. Copies are available online at www.aigvalic.com or you may call 1-800-428-2542 (option 3). Please read the prospectus carefully before investing.

Stock Index Fund

Investment objective: Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P 500(R) Index.

"Standard & Poor's(R)," "S&P," and "S&P 500(R)" are trademarks of Standard & Poor's ("S&P"). The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when an account under the Contracts is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which your contract was purchased.

ACCOUNT ESTABLISHMENT

You may establish an account only through an AIG VALIC financial advisor. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to Us. The employer is responsible for furnishing instructions to Us as to the amount being applied to your account (see below).

Minimum initial and subsequent Purchase Payments are as follows:

Contract Type                            Initial Payment                        Subsequent Payment
GUP Contracts issued under Section 401   $2,000                                 $5,000
of the Internal Revenue Code

All other GUP Contracts                  $30 (with a $12 minimum allocated to   $30 (with a $12 minimum allocated to
                                         the Variable Account Option) or $25    the Variable Account Option) or $25
                                         if the entire Purchase Payment         if the entire Purchase Payment
                                         amount is to be allocated to the       amount is to be allocated to the
                                         Variable Account Option only           Variable Account Option only

GTS-VA Contracts issued under Sections   $10,000                                $10,000
401 and 403(b) of the Internal Revenue
Code

All other GTS-VA Contracts               No minimum                             No minimum

Purchase Payment minimums apply to each Purchase Payment made. For the GUP Contracts, VALIC may occasionally waive the Minimum Initial and Subsequent Purchase Payment amounts for group plans established for employers with 500 or more employees.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days We will:

o Accept the Application and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount, on the date We accept your application, to the Fixed Account Option or Variable Account Option selected;

o    Reject the Application and return the Purchase Payment; or

o Request Additional Information to correct or complete the application. In the case of an individual variable annuity contract, We may return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify. Once you provide Us with the requested information, We will establish your account and apply your Purchase Payment, on the date We accept your application, by crediting the amount to the Fixed or Variable Account Option selected.

If We receive Purchase Payments from your employer before We receive your completed application or enrollment form, We will not be able to establish a permanent account for you. If this occurs, We will take one of the following actions:

o Return Purchase Payments - If We do not have your name, address or social security number, We will return the Purchase Payment to your employer unless this information is immediately provided to Us.

o Employer-Directed Account - If We have your name, address and social security number and We have an Employer-Directed Account Agreement from your employer, generally We will deposit your Purchase Payment in an "Employer-Directed" account invested in the Fixed Account Option. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, We may be required to reject a Purchase Payment. We may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

WHEN YOUR ACCOUNT WILL BE CREDITED

Once your account has been established, depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified contracts. It is the employer's or the individual's responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be "in good order" before it can be posted to your account. "In good order" means that all required information and/or documentation has been supplied and that the Funds (check, wire, or ACH) are properly authorized and clearly identify the individual Social Security Number ("SSN") or Group Number to which they are to be applied. To ensure efficient posting for employer sponsored accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee's name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the Funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the Funds (for example, transfer, rollover, or a contribution for a particular tax year).

If the Purchase Payment is in good order as described and is received at Our Home Office by 4:00 p.m. Eastern time, the appropriate account(s) will be credited the business day of receipt. Purchase Payments in good order received at Our Home Office after 4:00 p.m. Eastern time will be credited the next business day.

Please note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the date all required information is received.

PURCHASE UNITS

A Purchase Unit is a measuring unit used to calculate your Account Value during the Purchase Period. The value of a Purchase Unit will vary with the investment experience of the Separate Account Division. Purchase Units apply only to the Variable Account Option in your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. Eastern Time. Once We have established your account and have applied your initial Purchase Payment as described above, any subsequent Purchase Payment that We receive at Our Home Office before the close of the Exchange will be credited the same business day. If not, it will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE

The Purchase Unit value for a Division is calculated as shown below:

STEP 1: Calculate the gross investment rate:
     The Gross Investment Rate
     EQUALS
     The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division
     DIVIDED BY
     The value of the Division for the immediately preceding day on which the values are calculated.

STEP 2: Calculate the net investment rate for any day as follows:
     Net Investment Rate
     EQUALS
     Gross Investment Rate (calculated in Step 1)
     MINUS
     Separate Account charges and any income tax charges.

STEP 3: Determine Purchase Unit Value for a day.
     The Purchase Unit Value for a day
     EQUALS
     The Purchase Unit Value for the immediate preceding day
     MULTIPLIED BY
     The Net Investment Rate (as calculated in Step 2) plus 1.00.

For examples showing how Purchase Unit Values are calculated, see the Statement of Additional Information.

FIXED ACCOUNT OPTION

You may allocate all or a portion of your Purchase Payments to the Fixed Account Option listed in this prospectus as permitted by your retirement program. A complete discussion of the Fixed Account Option may be found in the "Fixed Account Option" section in this prospectus. Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

     The value of your Fixed Account Option

     EQUALS
     All Purchase Payments made to the Fixed Account Option
     PLUS
     Amounts transferred from the Variable Account Option to the Fixed Account Option
     PLUS
     All interest earned
     MINUS
     Amounts transferred or withdrawn from Fixed Account Option (including applicable fees and charges).

VARIABLE ACCOUNT OPTION

You may allocate all or a portion of your Purchase Payments to the Variable Account Option listed in this prospectus as permitted by your retirement program. A complete discussion of the Variable Account Option may be found in the "Variable Account Option" section in this prospectus. Based upon the Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of the Variable Account Option will change daily depending upon the investment performance of the Stock Index Fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. The Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

Here is how to calculate the value of the Variable Account Option in your account during the Purchase Period:

     The value of your Variable Account Option
     EQUALS
     The total number of Purchase Units
     MULTIPLIED BY
     The Current Purchase Unit Value.

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your contract's account has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the Fixed Account Option and the Variable Account Option without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to the limitations or conditions noted below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD

During the Purchase Period, transfers may be made between the Fixed Account Option and the Variable Account Option at any time. If you make a transfer into the Fixed Account Option within 120 days of making a transfer out of the Fixed Account Option, the interest rate earned on the Account Value in the Fixed Account Option may be adversely affected.

Transfers are permitted during the Purchase Period at any time. We may, however, limit the number, frequency (minimum period of time between transfers) or amount of transfers you can make, to the extent such a limitation is allowed under your Contract. The underlying Mutual Fund of the Variable Account Option may also impose similar limitations or restrictions on the transfers to or from such Fund and may refuse your transaction. Please refer to the current prospectus for the Stock Index Fund to determine if additional limitations or restrictions apply.

DURING THE PAYOUT PERIOD

During the Payout Period, transfers may be made from Variable Account Option once every 365 days. Transfers are not permitted from the Fixed Account Option at any time during the Payout Period.

COMMUNICATING TRANSFER OR REALLOCATION INSTRUCTIONS

Transfer instructions may be given by telephone, through the internet (AIG VALIC Online), using the self-service automated phone system (AIG VALIC by Phone), or in writing. We will send a confirmation of transactions within five days from the date of the transaction. It is your responsibility to verify the information shown and notify Us of any errors within 30 calendar days of the transaction.

Instructions for transfers or reallocations may be made via the internet as follows:

     o    Log on to www.aigvalic.com

     o    Click on AIG VALIC Online




     o    Enter your SSN or account number and personal identification number
          (PIN)

     o    Select the desired account

     o Click either "Asset Transfer" (to transfer existing Funds) or "Allocation Change" (to reallocate future contributions) under the "Transactions" menu

     o    Input the transaction request, then click "Continue"

     o Review your transaction request for accuracy and then click "Continue" to submit to AIG VALIC

     o    Record transaction confirmation number

Instructions for transfers or reallocations may be made via an automated telephone system (AIG VALIC by Phone) as follows:

     o    Call 1-800-428-2542 and select the Natural Language option


     o    Say or enter your SSN or account number and PIN

     o Select the desired account and speak "Transfers" or "Allocations" at menu

     o Follow the scripts to complete your transaction request and to submit to AIG VALIC

Instructions for transfer or reallocations may also be made as follows:

     o    Call 1-800-621-7792


     o    Say or enter your SSN or account number and PIN


     o Select the desired account and speak "Transfers" or "Allocations" at menu

     o Follow the scripts to complete your transaction request and to submit to AIG VALIC

You may also send written instructions by completing a VALIC form for transfers or reallocations:

     o    Written instructions should be sent to VALIC's Home Office

     o    A VALIC financial change form is required


     o Written instructions are required if We have notified you that We will not accept telephone or internet instructions


We encourage you to make transfers or reallocations using AIG VALIC Online or AIG VALIC by Phone for most efficient processing.

Generally, no one may give AIG VALIC telephone instructions on your behalf without your written or recorded, verbal consent. An AIG VALIC financial advisor or authorized AIG VALIC employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.


When receiving instructions over the telephone or online, We follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, We are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If We fail to follow Our procedures, We may be liable for any losses due to unauthorized or fraudulent instructions. Transfer instructions during the Payout Period cannot be done online or by telephone. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

o The date of receipt, if received in Our Home Office before the close of regular trading of the Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. Eastern time); otherwise

o    The next date values are calculated.

MARKET TIMING - FREQUENT TRANSFERS


Regardless of the number of transfers you have made, We will monitor and, upon written notification, may terminate or restrict your transfer privileges, if We determine that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners. Some of the factors we will consider include:

     o    the dollar amount of the transfer;

     o the total assets of the Variable Account Option involved in the transfer;

     o    the number of transfers completed in the current calendar quarter; or

     o whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations.


FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in the Contracts, you may be subject to five basic types of fees and charges:

o    Sales and Administrative Charge

o    Premium Tax Charge

o    Separate Account Charges

o    Fund Annual Expense Charge

o    Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus. Throughout this prospectus you will find repeated references to the tax-deferred nature of the annuity contract, as well as the tax-deferred nature of contributions to qualifying retirement programs. There is no fee for this tax-deferred feature. Instead, the tax deferral is a result of the application of federal income tax rules to the contract and, if applicable, to the retirement program under which this contract is purchased.

SALES AND ADMINISTRATIVE CHARGE

When you make a Purchase Payment to your account, you may be subject to a Sales and Administrative Charge that will be deducted from the amount of your Purchase Payment. The Sales and Administrative Charge will be deducted from the GUP Contracts as follows:

AGGREGATE GROSS                          DEDUCTION AS A PERCENTAGE OF           DEDUCTION AS A PERCENTAGE OF
PURCHASE PAYMENTS (1)                    PURCHASE PAYMENTS (2)                  NET PURCHASE PAYMENTS (3)
First $5,000                             5.00%                                  5.26%
Next $5,000                              4.00%                                  4.17%
Next $5,000                              3.50%                                  3.36%
Over $15,000                             3.00%                                  3.09%

(1) The Aggregate Gross Purchase Payments is the entire amount that you pay to the Company under a Contract.

(2) We will only deduct 2% (1.4% administrative expenses and 0.6% sales expenses) from single one-time Purchase Payments, except when the single one-time Purchase Payment is transferred from other Company annuity contracts for which no deduction is made. Any subsequent Purchase Payments made after a single one-time Purchase Payment will be subject to the deduction as described above with the lump sum included in the Aggregate Gross Purchase Payment.

(3) The Gross Purchase Payment amount minus the deduction for Sales and Administrative Expenses is the amount of the Net Purchase Payment.

Certain group plans use GUP Contracts that are not administered by VALIC. These GUP Contracts are administered by professional actuarial consultants. This type of contract is known as a deposit administration contract. The GUP Contracts administered as deposit administration contracts have a different Sales and Administrative Charge than the GUP Contracts not administered as deposit administration contracts. A sales charge on the GUP deposit administration contracts will be deducted annually on 5% of Purchase Payments received (5.26% of Net Purchase Payments) after an administrative charge is deducted. The administrative charge on the GUP deposit administration contracts is a dollar amount calculated and deducted yearly based on the total contributions made by the group from when the deposit administration contract began.

The administrative charge on the GUP deposit administration contracts will be determined as follows:

TOTAL GROUP CONTRIBUTIONS                      AMOUNT DEDUCTED PER YEAR
$0 - $99,999                                            $1,000
$100,000 - $199,999                                       $750
$200,000 - $299,999                                       $500
$300,000 - $399,999                                       $250
$400,000 and greater                                        $0

If your Contract is a GTS-VA Contract sold in a 403(b) plan, then your Sales and Administrative Charge will be the same as for the GUP Contracts administered by VALIC. However, one-time Purchase Payments received by the Company from amounts that were accumulated in 403(b) plans not associated with VALIC shall be subject to a charge of 2%. Any future Purchase Payments made will be subject to the same Sales and Administrative Charge as the GUP Contracts administered by VALIC. In addition, if, under a GTS-VA Contract, you make a one-time payment of amounts accumulated in other VALIC contracts, then you will not be subject to the 2% charge, but you will be subject to the same charge as the GUP Contracts administered by VALIC.

If you are a full-time sales representative of VALIC, and have been employed by VALIC for 90 days or more, then you may participate in a GUP Contract with no Sales and Administrative Charge.

If your Contract is unallocated, then the Sales and Administrative Charge will be 2% for each Purchase Payment.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, We will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin. If you are in a GUP deposit administration contract, then your premium taxes will be added to payout rates when you are added to a group plan, and not deducted from Purchase Payments.

If We deduct an amount for premium taxes, but later find the tax was not due, We will:

o Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date We determined the tax was not due; and

o Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee applied to VALIC Separate Account
A. For GUP Contracts, this is a daily charge at an annualized rate of 1.00% on the average daily net asset value of VALIC Separate Account A. For GTS-VA Contracts, this is a daily charge at an annualized rate of 0.85% on the first $10,000,000 in your group's plan, 0.425% on the next $90,000,000 in your group's plan and 0.21% on assets over $100,000,000 in your group's plan, on the average daily net asset value of VALIC Separate Account A. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under the Contracts. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period a death benefit which may be higher than your Account Value. For more information about the death benefit see the "Death Benefit" section of this prospectus. The expense risk is Our obligation to cover the cost of issuing and administering the Contracts, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee. For more information about the mortality and expense risk fee, see the Fee Table in this prospectus.

FUND ANNUAL EXPENSE CHARGES


Investment management charges based on a percentage of the Fund's average daily net assets are payable by the Stock Index Fund. The charges will be paid by the Fund to its investment adviser.


OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that We may have to pay. This could include federal income taxes. Currently, no such charges are being made.

REDUCTION FROM TOTAL EXPENSES

When the Company reorganized its separate accounts, merging VALIC Separate Account One and VALIC Separate Account Two into VALIC Separate Account A, the Company guaranteed that the fees and charges would not be greater as a result of this Reorganization. Endorsements added to the Contracts provide that certain Fund Annual Expense Charges and the Separate Account Charges will not be higher on the Contracts funded by VALIC Separate Account A, than they were when the Contracts were funded by VALIC Separate Account One and VALIC Separate Account Two.

The Company, for VALIC Separate Account One and VALIC Separate Account Two, determined the ratio of certain Fund Annual Expense Charges and Separate Account Annual Expense Charges to the total net assets of VALIC Separate Account One and VALIC Separate Account Two, called the Expense Ratio. On April 1, 1987, the Expense Ratio was calculated to determine the Maximum Expense Ratio. The Company guarantees that the amount of the Expense Ratio will never exceed the amount of the Maximum Expense Ratio. The Maximum Expense Ratio for the GUP and GTS-VA Contracts is 1.4157% and 0.6966%, respectively.

The Maximum Expense Ratio does not apply to extraordinary and non-recurring Fund Annual Expenses. These expenses may include certain liabilities and litigation associated with indemnification payments of VALIC Company I failing to qualify as a Regulated Investment Company under the Code. The Company believes that such expenses and liabilities, although possible, are unlikely to occur.

We may, as described below, determine that the Sales and Administrative Charge for the Contracts may be reduced or waived. We may reduce or waive these charges if We determine that your retirement program will allow Us to reduce or eliminate administrative or sales expenses that We usually incur for such programs and arrangements. There are a number of factors We will review in determining whether your retirement program will allow Us to reduce or eliminate these administrative or sales expenses:

o The type of retirement program. Certain types of retirement programs, because of their stability, can result in lower administrative costs.

o The nature of your retirement program. Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.

o Other factors of which We are not presently aware which could reduce administrative costs.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under a Fixed Payout, you will receive monthly payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

o    Type and duration of Payout Option chosen;

o    Your age or your age and the age of your survivor(1);

o Your gender or your gender and the gender of your survivor(1) (IRAs and certain nonqualified contracts);

o    The portion of your Account Value being applied; and

o    The payout rate being applied and the frequency of the payments.

(1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT

With a Variable Payout, you select your existing Variable Account Option. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by the Variable Account Option. The Payout Unit Value is calculated just like the Purchase Unit Value for the Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information. In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law) for all Contracts, except GTS-VA Contracts that are not sold under Section 403(b), which have an Assumed Investment Rate of 3% (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE PAYOUT

With a Combination Fixed and Variable Payout, you may divide your Payout Payments between a Fixed Payout (payment is fixed and guaranteed) and a Variable Payout from the Variable Account Option (payments will vary).

PAYOUT DATE

The Payout Date is the date selected by you on which your payout (annuity) payments will start. The date selected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to Our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin after the Annuitant's 50th birthday but prior to the Annuitant's 75th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options (depending on the terms of your contract):

o Life Only -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

o Life with Guaranteed Period -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period. Under the GTS-VA Contracts, the payout payments must be at least $25 each.

o Life with Cash or Unit Refund -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Payout Value.

o Joint and Survivor Life -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

o Payment for a Designated Period -- payments are made to you for a select number of years between three and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

o Payment of a Specified Amount -- payments in equal annual, semi-annual, quarterly or monthly installments are made to you of a specified dollar amount until the remaining balance is less than the specified dollar amount, at which time, the remaining balance will be paid to you.

o Payment of Investment Income -- payments are made to you, out of your Account Value placed in the Fixed Account Option, on an annual, semi-annual, quarterly or monthly basis. Payments are calculated by the net investment rate for the period multiplied by the remaining Account Value. Upon your death, payments will continue to your beneficiary until the remaining balance is paid out. At any time, you may elect to receive a lump sum payment equal to the remaining Account Value.

Each Payout Option, except Payment for a Designated Period, is available as a Fixed and Variable Payout. Payment for a Designated Period is available as a Fixed Payout Option only. You may elect a different Payout Option if We agree.

ENHANCEMENTS TO PAYOUT OPTIONS

You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

LEVEL PAYMENTS OPTION

The level payments enhancement is an option that can only be used if you have a GUP Contract and if you selected one of the first four Payout Options above. Under the level payments option, payments are made once each month during each payout year at a certain level determined for that year based on the investment performance of the Separate Account. The amount of the payments will be determined by dividing the payment amount by the current Payout Unit Value to determine the number of Payout Units in each subsequent annual payment.

For more information about Payout Options or enhancements of those Payout Options available under the contract, see the Statement of Additional Information.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. The Variable Account Option may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of an excise tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

o    Payments will be made under the Life with Guaranteed Period Option;

o    The payments will be guaranteed for a 10 year period;

o    The payments will be based on the allocation used for your Purchase
     Payments;

o Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis; and

o Variable Account Option will be used to distribute payments to you on a Variable Payout basis.

Under certain retirement plans, federal pension law may require that payments be made under the Joint and Survivor Life Payout Option.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, We reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the contract or the plan. Also, if your annual payment is less than $100, We reserve the right to make a lump sum payment of the remaining annuity value.

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

o    allowed under federal and state law; and

o    allowed under your employer's plan.

You may be subject to a 10% federal tax penalty for partial or total surrenders made before age 59 1/2. See the "Federal Tax Matters" section in this prospectus.

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until We receive instructions from the appropriate regulator, due to the USA Patriot Act.

SURRENDER PROCESS

If you are allowed to surrender all or a portion of your Account Value as noted above, then you must complete a surrender request form and mail it to Our Home Office. We will mail the Surrender Value to you within 7 calendar days after We receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form. For example, a loan termination or loan payoff must be processed prior to surrendering an account. If you are not 100% vested, forfeited dollars must be removed prior to the Surrender transaction. Additionally, if your Plan Administrator must approve a request for Surrender, the request will not be considered in good order until the Plan Administrator approval is received. The above examples may not be all-inclusive, but are illustrations of processes that must be completed before a request is considered to be in good order.


We may be required to suspend or postpone payments if redemption of the Stock Index Fund's shares have been suspended or postponed. See the VALIC Company I prospectus for a discussion of the reasons why the redemption of shares may be suspended or postponed.


We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed in accordance with the procedures above.


We may defer payment of the Surrender Value in the Fixed Account Options for up to 6 months. Interest will be paid on such amounts if payment of Fixed Account Option Surrender Value is deferred for 30 calendar days or more.


AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered at any time can be determined as follows:

     The Allowed Surrender Value
     EQUALS
     The Account Value next computed after your properly completed request for surrender is received in Our Home Office.

There is no guarantee that the Surrender Value in the Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by Us.

SURRENDER RESTRICTIONS

Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred from a 403(b)(7) custodial account.

Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except for attainment of age 70 1/2, retirement or other termination of employment or death.

Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

o    death benefits; and

o    certain small amounts approved by the State of Florida.

You may, upon termination of participation in your group's plan, elect to have your Account Value applied to the purchase of an individual variable annuity contract offered by VALIC. There will be no charge for this election, but there may be certain adverse tax consequences, depending on your plan and the terms of your Contract.

Under the GUP Contracts, if you change employers and your new employer is the owner of a similar GUP Contract, you may have your Account Value transferred to such other GUP Contract free of charge.

Employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contracts.

PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Option and the Variable Account Option for the payment of Account Value.

The reduction in the number of Purchase Units credited to your Account Value will equal:
     The amount surrendered
     DIVIDED BY
     Your Purchase Units next computed after the written request for surrender is received at Our Home Office.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

From time to time, We may allow you to exchange an older variable annuity issued by VALIC for a newer product with more current features and benefits issued by VALIC. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such exchange offer at the time the offer is made.

DEATH BENEFITS
--------------------------------------------------------------------------------

The Contracts will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid is discussed below. The death benefit provisions in the Contracts may vary from state to state.

THE PROCESS

VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Additionally, the beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. You or your beneficiary may contact your AIG VALIC financial advisor at 1-800-448-2542 with any questions about required documentation and paperwork.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

o    In a lump sum; or

o In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Spousal Beneficiaries

A Spousal beneficiary may receive death benefits as shown above; or

In the case of a qualified Contract,

o may delay any distributions until the Annuitant would have reached age 70 1/2; or

o may roll the Funds over to an IRA or certain retirement plans in which the spousal beneficiary participates.

In the case of a Nonqualified contract,

o    may continue the Contract as Contract Owner.

Beneficiaries Other Than Spouses

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:

o    In full within 5 years after the Annuitant's death; or

o    By payments beginning within 1 year after the Annuitant's death under:

o    A life annuity;

o    A life annuity with payments certain; or

o An annuity for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts.

DURING THE PURCHASE PERIOD

If death occurs during the Purchase Period, the death benefit will be the greater of:

     Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC; or
     100% of Purchase Payment (to the Fixed and/or the Variable Account Option) MINUS
     The Amount of all Prior Withdrawals and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in the Contracts are described in the "Payout Period" section of this prospectus.

o If the Life Only Option or Joint and Last Survivor Life Option were chosen, there will be no death benefit.

o If the Life With Guaranteed Period Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

     1.   Receive the present value of any remaining payments in a lump sum; or

     2. Receive the remaining payments under the same terms of the option chosen by the deceased Participant and be entitled to elect anytime thereafter to receive the present value of any remaining payments in a lump sum; or

     3. Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

Death Benefits will not be provided during the Payout Period for certain unallocated GUP and GTS-VA Contracts.

INVESTMENT PERFORMANCE OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------


We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual Contract. For more information on how performance is calculated, see the Statement of Additional Information.


Some of the Mutual Funds offered in this prospectus may have been previously available through other annuity or life insurance products or to the general public before the Contracts were first available to you. We may advertise investment performance since the inception of the Mutual Funds. We will use the charges and fees imposed by the Contracts, when applicable, in calculating the Division's investment performance.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in the Contracts may not be changed once your account has been established:

o    The Contract Owner;

o    The Participant; and

o    The Annuitant

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CANCELLATION - THE 10 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 10 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:

o    Amend the Contract for Fund Changes;

o    Amend the Contract to comply with tax or other laws;

o Operate VALIC Separate Account A as a management investment company under the 1940 Act, in consideration of an investment management fee or in any other form permitted by law;

o Deregister VALIC Separate Account A under the 1940 Act, if registration is no longer required;

o Amend the GUP Contracts to increase all charges and annuity purchase rates (such change will not affect Participants already invested in a GUP Contract);

o Amend the GUP Contracts (except where prohibited by the 1940 Act) for Participants whose total Purchase Payments are greater than 200% of the amount of first-year Purchase Payment(s) made on his/her behalf;

o Amend GUP contracts issued under GUP contract form GVA-SA1 after five years of your participation in the Contract to change any terms of the Contract upon 90 days written notice to you (except where prohibited by the 1940
     Act);

o Amend GTS-VA Contracts issued under GTS-VA contract form GVA-SA2 in connection with certain 403(b) and 401 plans for self-employed individuals to increase the deduction for Sales and Administrative Charge after the end of the first year of the Contract. Contract amendments may affect rates and Fund Annual Expenses adversely applicable to Participants for Purchase Payments at an annual rate of up to 200% of the first year Purchase Payment made for each such Participant;

o Amend the Payout rate applicable to Purchase Payments after the tenth year of the Contract.

FUND CHANGES


We may amend your Contract to match changes to the Fund offered under your Contract. For example, We may establish new Funds, delete Funds, or stop accepting allocations and/or investments in a particular Fund. We may move assets and re-direct future premium allocations from one Fund to another if We receive shareholder approval through a proxy vote or SEC approval for a Fund substitution. This would occur if a Fund is no longer an appropriate investment for the Contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Fund offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your Fund choices.


RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the descriptions of GUP or GTS-VA in this prospectus.

ASSIGNING YOUR CONTRACT

For most Contracts issued under qualified retirement plans or eligible deferred compensation plans of government employers, you will not be permitted to assign, sell or pledge your Contract to any person or organization, other than the Company, unless your contract is owned by a trustee or custodian and the trust or custodial accounts comply with applicable nontransferable requirements. GUP Contracts not issued under GUP contract form GVA-SA1 and GTS-VA Contracts that are issued under GTS-VA contract form GVA-SA2 are not assignable unless permitted under applicable law. GUP Contracts that are issued under GUP contract form GVA-SA1 are not assignable.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Stock Index Fund which comprises the Variable Account Option. From time to time the Stock Index Fund may be required to hold a shareholder meeting to obtain approval from its shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to Us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholder meeting is held.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true in most cases even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with your instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if the Contracts were issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES ATTRIBUTABLE TO YOUR ACCOUNT

During Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During Payout Period or After A Death Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting. At such time, the Annuitant, or the Beneficiary after the Annuitant's death, will be entitled to give voting instructions for shareholder meetings.

HOW FUND SHARES ARE VOTED

The Stock Index Fund which comprises the Variable Account Option in the Contracts may have a number of shareholders including VALIC Separate Account A and VALIC's other affiliated insurance company separate accounts.

VALIC Separate Account A will vote all of the shares of the Stock Index Fund it holds based on, and in the same proportion as, the instructions given by all Participant Accounts invested in Stock Index Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Stock Index Fund it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, We may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

The Contracts provide tax-deferred accumulation over time, but are subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code of 1986, as amended ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, an individual retirement plan, or is instead a Nonqualified contract. The Contracts are used under the following types of retirement arrangements:

o Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-exempt organizations;

o Section 401(a) 403(a), and 401(k) qualified plans of for-profit employers and other employers (including self-employed individuals);

o Section 457 deferred compensation plans of governmental and tax-exempt employers;

Contributions under one of these retirement arrangements generally must be made to a qualifying annuity contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts."

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The provisions of EGTRRA will terminate on December 31, 2010, unless Congress enacts legislation to extend the provisions or to make them permanent.

In addition, the Contracts are also available through "Nonqualified contracts." Such Nonqualified contracts generally include unfunded, Nonqualified deferred compensation plans, as well as individual annuity contracts issued outside of the context of any formal employer retirement plan or arrangement. Nonqualified contracts generally may invest only in Fixed Account Options and in mutual Funds that are not available to the general public outside of annuity contracts or life insurance contracts.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Nonqualified contracts.

Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986, the Internal Revenue Service (IRS) indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to Nonqualified contracts.

Distributions may be taxed differently depending on the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, taxable distributions received before you attain age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a qualified contract, to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Please see your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if purchase payments under the Contract are invested in publicly available mutual Funds. In 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual Funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation, Section 817(h), which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to Nonqualified contracts that are not owned by natural persons (except for trusts as agent for an individual) will be taxed currently to the Owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from contributions made to:

o A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

o A Nonqualified contract purchased with after-tax contributions (Purchase Payments); and

o    Taxable accounts such as savings accounts.


                                  (BAR CHART)



                     TAXABLE         NONQUALIFIED CONTRACT         TAX-DEFERRED
                     ACCOUNT         TAX-DEFERRED ANNUITY             ANNUITY
                     -------         ---------------------         ------------
10 Years             $16,325              $ 18,128                   $ 24,171
20 Years              45,560                57,266                     76,355
30 Years              97,917               141,761                    189,015


This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account"); (2) contributing $100 to a Nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and an 8% annual rate of return. Variable options incur Separate Account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

Unlike taxable accounts, contributions made to tax-favored retirement programs and Nonqualified contracts generally provide tax-deferred treatment on earnings. In addition, contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.


To further illustrate the advantages of tax-deferred savings using a 25% Federal tax bracket, an annual return (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 6% under a taxable program. THE 8% RETURN ON THE TAX-DEFERRED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.


By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:


PAYCHECK COMPARISON                            Tax-Favored Retirement Program             Taxable Account
------------------------------------------     ------------------------------     ------------------------------
Annual amount available for savings before     $                        2,400     $                        2,400
federal taxes
Current federal income tax due on Purchase                                  0     $                         (600)
Payments
Net retirement plan Purchase Payments          $                        2,400     $                        1,800



This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


                                                                                                               PAGE
General Information........................................................................................      2
Federal Tax Matters........................................................................................      2
     Economic Growth and Tax Relief Reconciliation Act of 2001.............................................      2
     Tax Consequences of Purchase Payments.................................................................      3
     Tax Consequences of Distributions.....................................................................      5
     Special Tax Consequences -- Early Distribution........................................................      6
     Special Tax Consequences -- Required Distributions....................................................      7
     Tax Free Rollovers, Transfers and Exchanges...........................................................      8
Exchange Privilege.........................................................................................      9
Purchase Unit Value........................................................................................     10
     Illustration of Calculation of Purchase Unit Value....................................................     10
     Illustration of Purchase of Purchase Units............................................................     11
Calculation of Average Annual Total Return.................................................................     11
Payout Payments............................................................................................     11
     Assumed Investment Rate...............................................................................     11
     Amount of Payout Payments.............................................................................     12
     Payout Unit Value.....................................................................................     12
     Illustration of Calculation of Payout Unit Value......................................................     13
     Illustration of Payout Payments.......................................................................     13
Distribution of Variable Annuity Contracts.................................................................     13
Experts....................................................................................................     14
Comments on Financial Statements...........................................................................     14

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-448-2542
              FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792
                        AIG VALIC BY PHONE 1-800-428-2542
                      TDD AIG VALIC BY PHONE 1-800-248-2542


(AIG VALIC LOGO)



AIG VALIC, a member of American International Group, Inc., is the marketing name for the family of companies comprising VALIC Financial Advisors, Inc.; VALIC Retirement Services Company; and The Variable Annuity Life Insurance Company (VALIC).



PRINTED MATTER
PRINTED IN U.S.A.
VL 1019
REV 5/04

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                             UNITS OF INTEREST UNDER
                             GROUP UNIT PURCHASE AND
                   GROUP FIXED AND VARIABLE ANNUITY CONTRACTS
                           (GUP AND GTS-VA CONTRACTS)


                       STATEMENT OF ADDITIONAL INFORMATION


                                 FORM N-4 PART B

                                   MAY 1, 2004



This Statement of Additional Information ("SAI") is not a prospectus but contains information in addition to that set forth in the Prospectus for the GUP and GTS-VA Contracts dated May 1, 2004 (the "Contracts") and should be read in conjunction with the Prospectus. The terms used in this SAI have the same meaning as those set forth in the Prospectus. A Prospectus may be obtained by calling or writing The Variable Annuity Life Insurance Company ("VALIC" or the "Company") at 2929 Allen Parkway, Houston, Texas 77019 or 1-800-428-2542 (option
3). Prospectuses are also available on the internet at www.aigvalic.com.


                                TABLE OF CONTENTS


General Information                                                                                          2
Federal Tax Matters                                                                                          2
     Economic Growth and Tax Relief Reconciliation Act of 2001                                               2
     Tax Consequences of Purchase Payments                                                                   3
     Tax Consequences of Distributions                                                                       5
     Special Tax Consequences -- Early Distribution                                                          6
     Special Tax Consequences -- Required Distributions                                                      7
     Tax-Free Rollovers, Transfers and Exchanges                                                             8
Exchange Privilege                                                                                           9
Purchase Unit Value                                                                                         10
     Illustration of Calculation of Purchase Unit Value                                                     10
     Illustration of Purchase of Purchase Units                                                             11
Calculation of Average Annual Total Return                                                                  11
Payout Payments                                                                                             11
     Assumed Investment Rate                                                                                11
     Amount of Payout Payments                                                                              12
     Payout Unit Value                                                                                      12
     Illustration of Calculation of Payout Unit Value                                                       13
     Illustration of Payout Payments                                                                        13
Distribution of Variable Annuity Contracts                                                                  13
Experts                                                                                                     14
Comments on Financial Statements                                                                            14

                               GENERAL INFORMATION




    Flexible payment deferred annuity Contracts are offered in connection with the Prospectus to which this Statement of Additional Information relates.

    Under flexible payment deferred annuity Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first Payment. Purchase Payments are subject to any minimum payment requirements under the Contract.

    The Contracts are non-participating and will not share in any of the profits of the Company.

                               FEDERAL TAX MATTERS

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances.


    This Section summarizes the major tax consequences of contributions, payments, and withdrawals under Portfolio Director, during life and at death.



    It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended ("Code" or IRC") does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds. In 1999, the Internal Revenue Service ("IRS") confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.


    In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

    It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.


    For Non-Qualified Contracts, not all Variable Account Options are available within your contract. Variable Account Options that are invested in Mutual Funds available to the general public outside of annuity contracts or life insurance contracts will be offered only to non-natural persons pursuant to the meaning of
Section 72 of the Code. Investment earnings on contributions to Non-Qualified Contracts that are not owned by natural persons will be taxed currently to the owner, and such contracts will not be treated as annuities for federal income tax purposes (except for trusts as agents for an individual).

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001


    For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") increases the amount of allowable contributions to and expands the range of eligible tax-free rollover distributions that may be made among Qualified Contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration. Furthermore, the laws of some states do not recognize all of the benefits of EGTRRA for purposes of applying state income tax laws.





TAX CONSEQUENCES OF PURCHASE PAYMENTS

    403(b) Annuities. Purchase Payments made by Section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax law limitations on contributions. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions.


    For 2004, your voluntary salary reduction contributions are generally limited to $13,000, although additional, "catch-up" contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to $41,000, or up to 100% of salary. In addition, after 1988, employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.


    401(a) and 403(a) Qualified Plans. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee generally are made on an after-tax basis, unless eligible for pre-tax treatment by reason of Code Sections 401(k) or 414(h).


    408(b) Individual Retirement Annuities ("408(b) IRAs" or "Traditional IRAs"). For 2004. annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $3,000 or 100% of compensation ($3,500 if you are age 50 or older), and generally fully deductible only by individuals who:


(i) are not active participants in another retirement plan, and are not married;

(ii) are not active participants in another retirement plan, are married, and either (a) the spouse is not an active participant in another retirement plan, or (b) the spouse is an active participant, but the couple's adjusted gross income does not exceed $150,000.


(iii) are active participants in another retirement plan, are unmarried, and have adjusted gross income of $45,000 or less; or



(iv) are active participants in another retirement plan, are married, and have adjusted gross income of $65,000 or less.

    Active participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a non working spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $6,000 or 100% of the working spouse's earned income, and no more than $3,000 may be contributed to either spouse's IRA for any year. The $6,000 limit increases to $7,000 if each spouse is age 50 or older ($500 each).


    You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:

(i) the lesser of $3,000 ($3,500 if you are age 50 or older; $6,000 for you and your spouse's IRAs, or $7,000 if you are both age 50 or older) or 100% of compensation, over

(ii)  your applicable IRA deduction limit.

    You may also make contributions of eligible rollover amounts from other tax-qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.


    408A Roth Individual Retirement Annuities ("408A Roth IRAs" or "Roth IRAs"). For 2004, annual nondeductible contributions for 408A Roth IRA Contracts are limited to the lesser of $3,000 or 100% of compensation ($3,500 if you are age 50 or older), and a full contribution may be made only by individuals who:


(i)   are unmarried and have adjusted gross income of $95,000 or less; or

(ii) are married and filing jointly, and have adjusted gross income of $150,000 or less.


    The available nondeductible 408A "Roth" IRA contribution is reduced proportionately to zero where modified AGI is between $150,000 and $160,000 for those who are married filing joint returns. No contribution may be made for those with modified AGI over $160,000. Similarly, the contribution is reduced for those who are single with modified AGI between $95,000 and $110,000, with no contribution for singles with modified AGI over $110,000. Similarly, individuals who are married and filing separately and whose modified AGI is over $10,000 may not make a contribution to a Roth IRA; a portion may be contributed for modified AGI between $0 and $10,000.



    All contributions to 408(b) IRAs, traditional nondeductible IRAs and 408A "Roth" IRAs must be aggregated for purposes of the annual contribution limit.


    457 Plans. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit. In addition, a non-governmental tax-exempt employer may establish a deferred compensation program for individuals who: (i) perform services for the employer, and (ii) belong to a select group of management or highly compensated employees and/or independent contractors.


    This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. For 2004, if the program is an eligible deferred compensation plan (an "EDCP"), you and your employer may contribute (and defer tax on) the lesser of $13,000 or 100% of your "includible" compensation (compensation from the employer currently includible in taxable income). Additionally, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age and age-based catch-up deferrals up to $3,000 are also permitted for individuals age 50 or older.

    The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan participants, (although certain Contracts remained subject to the claims of the employer's general creditors until 1999). For plans of non-governmental tax-exempt employers, the employee has no present rights to any vested interest in the Contract and is entitled to payment only in accordance with the EDCP provisions.



    Simplified Employee Pension Plan ("SEP"). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees' compensation. Employer contributions are excludable from employees' taxable income. For 2004, the employer may contribute up to 25% of your compensation or $41,000, whichever is less. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions.


    Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. In 1998 and 1999, these salary reductions were not permitted to exceed $10,000 per year. The limit for 2000 and 2001 was $10,500, $11,000 in 2002, and $12,000 for 2003. This limit increases $1,000 each year until it reaches $15,000 in 2006 and is then indexed and may be increased in future years in $500 increments. Such plans if established by December 31, 1996, may still allow employees to make these contributions.


    SIMPLE IRA. Employer and employee contributions under a SIMPLE IRA Plan are made to a separate individual retirement account or annuity for each employee. For 2004, employee salary reduction contributions cannot exceed $9,000. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions. Employer contributions must be in the form of matching contribution or a nonelective contribution of a percentage of compensation as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.



    Non-Qualified Contracts. Purchase Payments made under Non-Qualified Contracts are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit Value of a Non-Qualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons, (except for trusts as agent for an individual) however, are currently taxable on any increase in the Purchase Unit Value attributable to Purchase Payments made after February 28, 1986 to such Contracts.


    Unfunded Deferred Compensation Plans. Private taxable employers may establish unfunded, non-qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules discussed below.

    An unfunded, deferred compensation plan is a bare contractual promise on the part of the employer to defer current wages to some future time. The Contract is owned by the employer and remains subject to the claims of the employer's general creditors. Private taxable employers that are not natural persons, however, are currently taxable on any increase in the Purchase Unit Value attributable to Purchase Payments made on or after February 28, 1986 to such Contracts. Participants have no present right or vested interest in the Contract and are only entitled to payment in accordance with plan provisions.

TAX CONSEQUENCES OF DISTRIBUTIONS

    403(b) Annuities. Voluntary salary reduction amounts accumulated after December 31, 1988, and earnings on voluntary contributions before and after that date, may not be distributed before one of the following:

(1)   attainment of age 59 1/2;

(2)   separation from service;

(3)   death;

(4)   disability, or

(5) hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).

    Similar restrictions will apply to all amounts transferred from a Code
Section 403(b)(7) custodial account other than rollover contributions.

    Distributions are taxed as ordinary income to the recipient in accordance with Code Section 72.

    401(a) and 403(a) Qualified Plans. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be eligible for special 10-year income averaging treatment. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986.

    408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Rollovers from a Traditional IRA to a Roth IRA, and conversions of a Traditional IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. Such rollovers or conversions completed in 1998 were generally eligible for pro-rata federal income taxation over four years. Individuals with adjusted gross income over $100,000 are generally ineligible for such conversions, regardless of marital status, as are married individuals who file separately.


    408A Roth IRAs. "Qualified" distributions upon attainment of age 59 1/2, upon death or disability or for first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to the taxpayer's first 408A "Roth" IRA. Qualified distributions may be subject to state income tax in some states. Non-Qualified distributions are generally taxable to the extent that the distribution exceeds purchase payments.


    457 Plans. Amounts received from an EDCP are includible in gross income for the taxable year in which they are paid or, if a non-governmental tax-exempt employer, otherwise made available to the recipient.

    Unfunded Deferred Compensation Plans. Amounts received are includible in gross income for the taxable year in which the amounts are paid or otherwise made available to the recipient.

    Non-Qualified Contracts. Partial redemptions from a Non-Qualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a Non-Qualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a Non-Qualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

    When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, individuals generally are entitled to deduct the unrecovered amount on their final tax return.

SPECIAL TAX CONSEQUENCES -- EARLY DISTRIBUTION

    403(b) Annuities, 401(a) and 403(a) Qualified Plans, 408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Taxable distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

(1)   death;

(2)   disability;

(3) separation from service after a participant reaches age 55 (only applies to 403(b), 401(a), 403(a));


(4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary) for a period that last the later of 5 years or until the participant attains age 59 1/2, and


(5) distributions that do not exceed the employee's tax deductible medical expenses for the taxable year of receipt.

Separation from service is not required for distributions from a Traditional IRA, SEP or SIMPLE IRA under (4) above. Certain distributions from a SIMPLE IRA within two years after first participating in the plan may be subject to a 25% penalty, rather than a 10% penalty.

Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from this penalty tax:

(1) distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer; and

(2) distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild; and


(3) distributions to cover certain medical care or long term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.


    408A Roth IRAs. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax on amounts included in income as other IRAs. Distributions of rollover or conversion contributions may be subject to an additional 10% penalty tax if within five years of the rollover/conversion.

    457 Plans. Distributions generally may be made under an EDCP prior to separation from service only for unforeseeable emergencies, or for amounts under $5,000 for inactive Participants, and are includible in the recipient's gross income in the year paid.

    Non-Qualified Contracts. A 10% penalty tax applies to the taxable portion of a distribution received before age 59 1/2 under a Non-Qualified Contract, unless the distribution is:

(1)   to a Beneficiary on or after the Contract Owner's death;

(2)   upon the Contract Owner's disability;


(3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary for a period lasting the later of 5 years or until the Contract Owner attains age 59 1/2;


(4)   made under an immediate annuity contract, or

(5)   allocable to Purchase Payments made before August 14, 1982.

SPECIAL TAX CONSEQUENCES -- REQUIRED DISTRIBUTIONS


    403(b) Annuities. Generally, minimum required distributions must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period no longer than the period determined under a uniform table reflecting the joint life expectancy of the participant and a beneficiary 10 years younger than the participant, or if the Participant's spouse is the sole beneficiary and is more than 10 years younger than the participant, their joint life expectancy. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.


    Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

(i)   must begin to be paid when the Participant attains age 75; and

(ii) the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

    The 50% rule will not apply if a Participant's spouse is the joint annuitant. Notwithstanding these pre-January 1, 1987 rules, the entire contract balance must meet the minimum distribution incidental benefit requirement of
Section 403(b)(10).


    At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin by December 31st of the year following the year of death and be paid over the single life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must be made over a period no longer than the oldest designated beneficiary's life expectancy.


    A participant generally may aggregate his or her 403(b) contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the plan, contract, or account otherwise provides.

    401(a) and 403(a) Qualified Plans. Minimum distribution requirements for Qualified Plans are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.

    408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

(1)   there is no exception for pre-1987 amounts; and

(2) there is no available postponement past April 1 of the calendar year following the calendar year in which age 70 1/2 is attained.

    A participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.


    408A "Roth" IRAs. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a) and 403(a) Qualified Plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A Roth IRAs during the owner's lifetime, but generally do apply at the owner's death.


    A beneficiary generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.


    457 Plans. Beginning January 1, 1989, the minimum distribution requirements for EDCP's are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement. Distributions must satisfy the irrevocable election requirements applicable to non-governmental tax-exempt employer EDCPs.


    Non-Qualified Contracts. Non-Qualified Contracts do not require commencement of distributions at any particular time during the Owner's lifetime, and generally do not limit the duration of annuity payments.

    At the Owner's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as in effect at the time of death. Similar distribution requirements will also apply if the Owner is not a natural person, if the Annuitant dies or is changed.

TAX-FREE ROLLOVERS, TRANSFERS AND EXCHANGES

    PLEASE SEE THE EGTRRA INFORMATION ABOVE.

    403(b) Annuities. Tax-free transfers between 403(b) annuity contracts and/or 403(b)(7) custodial accounts, and tax-free rollovers to or from 403(b) programs to 408(b) IRAs, other 403(b) programs 401(a)/403(a) Qualified plans and governmental EDCPs, are permitted under certain circumstances.



    401(a) and 403(a) Qualified Plans. The taxable portion of certain distributions may be rolled over tax free to or from a 408(b) individual retirement account or annuity, another such plan, a 403(b) program, or a governmental EDCP.


    408(b) Traditional IRAs and SEPs. Funds may be rolled over tax-free to or from a 408(b) IRA Contract, from a 403(b) program, a 401(a) or 403(a) Qualified Plan, or a governmental EDCP under certain conditions. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any twelve-month period.

    408A Roth IRAs. Funds may be transferred tax-free from one 408A Roth IRA to another. Funds in a 408(b) IRA may be rolled in a taxable transaction to a 408A Roth IRA by individuals who:

(i) have adjusted gross income of $100,000 or less, whether single or married filing jointly;

(ii)  are not married filing separately.


    Special, complicated rules governing holding periods, avoidance of the 10% penalty tax and ratable recognition of 1998 income also apply to rollovers from 408(b) IRAs to 408A "Roth" IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.


    408(p) SIMPLE IRAs. Funds may generally be rolled over tax-free from a SIMPLE IRA to a 408(b) IRA. However, during the two-year period beginning on the date you first participate in any SIMPLE IRA plan of your employer, SIMPLE IRA funds may only be rolled to another SIMPLE IRA.

    457 Plans. Tax-free transfer of EDCP amounts are permitted only to another EDCP of a like employer. Tax-free rollovers to or from a governmental EDCP to other governmental EDCPs, 403(b) programs, 401(a)/403(a) Qualified Plans, or 408(b) IRAs are permitted under certain circumstances.

    Non-Qualified Contracts. Certain of the Non-Qualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. A full or partial exchange of one annuity contract for another is a tax-free transaction under Section 1035, provided that the requirements of that Section are satisfied. However, the exchange is reportable to the IRS.




                               EXCHANGE PRIVILEGE

From time to time, We may allow you to exchange an older variable annuity issued by VALIC for a newer product with more current features and benefits issued by VALIC. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. You may exchange the Contracts into VALIC's Portfolio Director Plus Fixed and Variable Annuity Product as discussed below.

EXCHANGES FROM SA-1 AND SA-2 CONTRACTS
(GUP-64, GUP-74, GTS-VA)

    Sales/Surrender Charges. Under the SA-1 and SA-2 Contracts a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a SA-1 or SA-2 Contract is exchanged for Portfolio Director the surrender charge under Portfolio Director will not apply to the amount of Account Value applied to Portfolio Director ("Exchanged Amount"). Purchase Payments made to Portfolio Director, however, would be subject to a surrender charge. In the case of a partial surrender, all Purchase Payments to Portfolio Director will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. No exchange pursuant to this offer will be allowed within 120 days of a transfer of fixed accumulations under a SA-1 or SA-2 Contract to the variable portion of such Contract. Under Portfolio Director, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first. (See "Surrender Charge" in the prospectus.)

    Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses for SA-1 and SA-2 Contracts. The charge is generally 1.25% and is included in the above sales and administrative charge. An additional daily charge (at an annual rate of 1% of total net assets attributable to SA-1 Contracts and ranging from .21% to .85% of total net assets attributable to SA-2 Contracts) is made for mortality and expense risks assumed by the Company under the variable portion of the Contract. The total of these expenses and other charges is limited to a maximum of the rate imposed on SA-1 and SA-2 Contracts on April 1, 1987. (See prospectus for SA-1 and SA-2 contracts dated April 20, 1987.) For Portfolio Director, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the average daily net asset value of the Separate Account is attributable to Portfolio Director. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

    Investment Options. Under SA-1 and SA-2 Contracts only one Division of VALIC Separate Account A is available as a variable investment alternative. This Division invests in a portfolio of VALIC Company I, the Stock Index Fund. This portfolio is managed by the Company for advisory fees at an annual rate of .26% of the portfolio's average daily net assets. Under a "grandfathering" arrangement, the total advisory fees and certain other charges imposed against these Contracts are limited to a maximum of the rate charged on April 1, 1987. The maximum expense ratio for the GUP and GTS VA Contracts is 1.4157% and 0.6966%, respectively. (See the prospectus for these Contracts dated April 20, 1987.) Under Portfolio Director, 65 Divisions of VALIC Separate Account A are available, 22 of which invest in different investment portfolios of VALIC Company I, 15 of which invest in different portfolios of VALIC Company II and 28 of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory fees at annual rates ranging from 0.00% to 1.50% of each portfolio's or mutual fund's average daily net assets. Three fixed investment options are also available.

    Annuity Options. Annuity options under the SA-1 and SA-2 Contracts provide for payments on a fixed or variable basis, or a combination of both. The SA-1 Contract annuity payments under a designated period option are limited to 15 years on a fixed basis only. Under this Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. SA-2 Contracts do not provide a designated period option nor do they provide for commutation. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years. The SA-1 and SA-2 Contracts make no provision for transfers from a separate account to a fixed annuity during the annuity period. This option, subject to certain conditions, is available under Portfolio Director. The SA-1 Contracts provide an option for monthly variable annuity payments to be made at a level payment basis during each year of the annuity period. Portfolio Director does not provide this option. SA-1 and Portfolio Director, but not SA-2 Contracts, both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

                               PURCHASE UNIT VALUE

    The calculation of Purchase Unit value is discussed in the Prospectus under "Purchase Period." The following illustrations show a calculation of new Unit value and the purchase of Purchase Units (using hypothetical examples):

Example 1

               ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

   1. Purchase Unit value, beginning of period.................................................   $   1.800000
   2. Value of Fund share, beginning of period.................................................      21.200000
   3. Change in value of Fund share............................................................        .500000
   4. Gross investment return (3)/(2)..........................................................        .023585
   5. Daily separate account fee...............................................................   $    .000027
                                                                                                  ------------
   6. Net investment return (4) -- (5).........................................................        .023558
                                                                                                  ------------
   7. Net investment factor 1.000000+(6).......................................................   $   1.023558
                                                                                                  ------------
   8. Purchase Unit value, end of period (1)x(7)...............................................   $   1.842404
                                                                                                  ------------

Example 2

   ILLUSTRATION OF PURCHASE OF PURCHASE UNITS (ASSUMING NO STATE PREMIUM TAX)

   1. First Periodic Purchase Payment..........................................................   $    100.00
   2. Purchase Unit value on effective date of purchase (see Example 1)........................   $  1.800000
   3. Number of Purchase Units purchased (1)/(2)...............................................        55.556
   4. Purchase Unit value for valuation date following purchase (See Example 1)................   $  1.842404
                                                                                                  -----------
   5. Value of Purchase Units in account for valuation date following purchase (3)x(4).........   $    102.36
                                                                                                  -----------

                            PERFORMANCE CALCULATIONS

                   CALCULATION OF AVERAGE ANNUAL TOTAL RETURN

    Average Annual Total Return quotations for the 1, 5, and 10 year periods ended December 31, 2002, the date of the most recent balance sheet included in this registration statement, are computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         n
                                P (1 + T)  = ERV

    Where:

                        P     = a hypothetical initial Purchase Payment of
                                $1,000

                        T     = average annual total return

                        n     = number of years

                        ERV   = redeemable value at the end of the 1, 5, or 10
                                year periods of a hypothetical $1,000 Purchase Payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof)

    We may advertise standardized average annual total return which includes the surrender charge of up to 5% of Purchase Payments received during the most recent 60 months as well as non-standardized average annual total returns which does not include a surrender charge or account maintenance fee.

    There is no sales charge for reinvested dividends. All recurring fees have been deducted. For fees which vary with the account size, an account size equal to that of the median account size has been assumed. Ending redeemable value has been determined assuming a complete redemption at the end of the 1, 5 or 10 year period and deduction of all nonrecurring charges at the end of each such period.

                                 PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE

    The discussion concerning the amount of payout payments which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum (3% for GTS-VA Contracts sold in connection with section 403(b) plans). However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% (or 3%) rate described in the Prospectus. The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

    The amount of the first variable payout payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable payout as of the tenth day immediately preceding the date payout payments commence, the amount of any premium tax owed, the payout option selected, and the age of the Annuitant.

    The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Progressive Annuity Tables for GUP Contracts. GTS-VA Contracts use the 1949 male annuity mortality tables at 3% for Contracts sold in connection with section 403(b) plans and the Progressive Annuity Table (assuming all births in 1915) at 3 1/2% for all other Contracts.

    The portion of the first monthly variable payout payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit Value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed payout payment.

    The dollar amount of each subsequent variable payout payment is determined by multiplying the number of Payout Units in the Participant Account by the applicable Payout Unit value on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment factor for the Contract since the date of the previous payout payment, less an adjustment to neutralize the Assumed Investment Rate referred to above. For example, a factor of .999919 is applied to Contracts containing a 3% Assumed Investment Rate and a factor of .999906 is applied to Contracts containing a 3.5% Assumed Investment Rate. (Calculation of the net investment factor is discussed in the Prospectus under "Purchase Period -- Purchase Unit Value.") This is true for all annuity options except the sixth payout option described in the Prospectus (see "Payout Period"). Under the sixth payout option, the amount of subsequent payments remains fixed, but the number of payments varies with the experience of Divisions 10A and 10B for GUP and GTS-VA, respectively.

    Therefore, the dollar amount of variable payout payments after the first year will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first payout payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first payout payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

    Each deferred Contract provides that, when fixed payout payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

    The value of a Payout Unit is calculated at the same time that the value of an Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.)

    The Payout Unit value for any period is determined by multiplying the Payout Unit value for the immediately preceding period by the net investment factor for the date for which the Payout Unit value is being calculated. (The net investment factor used is the net investment factor used to calculate the Purchase Unit value described in the Prospectus under "Purchase Period.") In order to avoid the crediting of "double interest," the result is then multiplied by a factor to neutralize the Assumed Investment Rate built into the annuity table contained in the Contract. For example, a factor of .999919 is applied to Contracts containing a 3% Assumed Investment Rate, and a factor of .999906 is applied to Contracts containing a 3 1/2% rate.

    The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

       1. Payout Unit value, beginning of period....................................     $   1.000000
       2. Net investment factor for period..........................................         1.019991
       3. Daily adjustment for 3.5% Assumed Investment Rate.........................          .999906
       4. (2)x(3)...................................................................         1.019895
       5. Payout Unit value, end of period (1)x(4)..................................     $   1.019895

                         ILLUSTRATION OF PAYOUT PAYMENTS

Any Annuitant age 65, Life Annuity with 120 Payments Certain

       1. Number of Purchase Units at Payout Date.....................................       10,000.00
       2. Purchase Unit value.........................................................   $    1.000000
       3. Purchase Value of Contract (1)x(2)..........................................   $   10,000.00
       4. First monthly annuity payment per $1,000 of Accumulation Value..............   $        5.63
       5. First monthly annuity payment (3)x(4)/1,000.................................   $       56.30
       6. Payout Unit value...........................................................   $    1.000000
       7. Number of Payout Units (5)/(6)..............................................           56.30
       8. Assume Payout Unit value for second month equal to..........................   $     .997000
       9. Second monthly Payout Payment (7)x(8).......................................   $       56.13
      10. Assume Payout Unit value for third month equal to...........................   $     .980000
      11. Third monthly Payout Payment (7)x(10).......................................   $       55.17

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

    The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.

    The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc. (the "NASD"). The principal underwriter for the Separate Account is American General Distributors, Inc. (the "Distributor"), an affiliate of VALIC. The Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. The Distributor is a Texas corporation and is a member of the NASD.

    The licensed agents who sell the Contracts will be compensated for such sales by commissions ranging up to 6.0% of each Purchase payment. Managers who supervise the agents will receive overriding commissions ranging to 1% of Purchase payments. (These various commissions are paid by the Company and do not result in any charge to

Contract Owners or to the Separate Account in addition to the charges described under "Charges Under Variable Annuity Contracts.")


    Pursuant to its underwriting agreement with the Distributor and the Separate Account, the Company reimburses the Distributor for reasonable sales expenses, including overhead expenses. Sales commissions paid for the years 2001, 2002 and 2003were $253,351, $209,819, and $172,894 respectively. The Distributor retained $0 in commission for those same years.


                                     EXPERTS

     In 2002, due to AIG's acquisition of VALIC and its affiliated companies, VALIC changed its independent auditor from Ernst & Young LLP ("E&Y") located at 1401 McKinney Street, Suite 1200, 5 Houston Center, Houston, Texas 77010 to PricewaterhouseCoopers LLP ("PWC") located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002-5678. AIG has been using PWC as its corporate-wide auditing firm.


     The consolidated financial statements of the Company as of December 31, 2003 and 2002 and for the two years then ended and the financial statements of The Variable Annuity Insurance Company Separate Account A as of December 31, 2003 and 2002 and for the two years then ended, all included in this registration statement, have been included in reliance on the report of PricewaterhouseCoopers LLP, independent accounts, given on the authority of said firm as experts in auditing and accounting.



     The consolidated financial statements of the Company for the year ended December 31, 2001 appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their respective report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firms as experts in accounting and auditing.


                        COMMENTS ON FINANCIAL STATEMENTS

    The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.


    Divisions 10A and 10B are the only Divisions available under the Contracts described in the Prospectus. The Separate Account financial statements contained herein reflect the composition of the Separate Account as of December 31, 2003.

                                (AIG VALIC LOGO)


                  AIG VALIC, a member of American International
              Group, Inc., is the marketing name for the family of
              companies comprising VALIC Financial Advisors, Inc.;
                       VALIC Retirement Services Company;
            and The Variable Annuity Life Insurance Company (VALIC).



                                 PRINTED MATTER
                      PRINTED IN U.S.A. VL 1019-1 REV 5/04
         (C) The Variable Annuity Life Insurance Company, Houston, Texas

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

               INDEX TO AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                                                                         Page
                                                                       Number(s)
                                                                       ---------
Reports of Independent Auditors                                         1 to 2

Consolidated Balance Sheets - December 31, 2003 and 2002                3 to 4

Consolidated Statements of Income and Comprehensive Income
- Years Ended December 31, 2003, 2002 and 2001                          5 to 6

Consolidated Statements of Cash Flows - Years Ended
December 31, 2003, 2002 and 2001                                        7 to 8

Notes to Consolidated Financial Statements                              9 to 33

                         Report of Independent Auditors

To the Board of Directors and Shareholder of The Variable Annuity Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets as of December 31, 2003 and 2002 and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Variable Annuity Life Insurance Company and subsidiaries (the "Company") at December 31, 2003 and 2002, and the results of their operations and their cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, the Company adopted Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets as of January 1, 2002.


/s/ PricewaterhouseCoopers LLP

Houston, Texas
April 14, 2004

                         Report of Independent Auditors

To the Board of Directors and Shareholder of The Variable Annuity Life Insurance Company:

We have audited the accompanying consolidated statements of income and comprehensive income and cash flows of The Variable Annuity Life Insurance Company and Subsidiaries for the year ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects the consolidated results of operations and cash flows of The Variable Annuity Life Insurance Company and Subsidiaries for the year ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 to the consolidated financial statements, in 2001 the Company changed its method of accounting for interest income and the recognition of impairment related to beneficial interests held in an investment portfolio.


                                        /s/ Ernst & Young LLP
                                        --------------------------

Houston, Texas
February 1, 2002

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS

                                               December 31,   December 31,
                                                  2003           2002
                                               ------------   ------------
                                                     (In millions)

ASSETS
Investments and cash:
   Cash and short-term investments             $        116   $        187
   Bonds, notes and redeemable preferred
    stocks:
      Available for sale, at market value
       (amortized cost: December 2003,
       $27,216; December 2002, $24,975)              28,382         25,831
      Trading securities, at market value
       (cost: December 2003, $52)                        59             --
   Mortgage loans                                     2,033          1,837
   Policy loans                                         895            874
   Separate account seed money (cost:
    December 2003, $91; December 2002, $90)              92             74
   Common stocks and non-redeemable
    preferred stocks:
      Available for sale, at market value
       (cost: December 2003, $80; December
       2002, $94)                                        89             82
      Trading securities, at market value
       (cost: December 2003, $7)                         10             --
   Partnerships and other invested assets               750            623
   Securities lending collateral                      4,451          3,216
                                               ------------   ------------
   Total investments and cash                        36,877         32,724
   Variable annuity assets held in separate
    accounts                                         19,921         14,644
   Accrued investment income                            399            392
   Deferred acquisition costs                         1,418          1,376
   Receivable from brokers                               45             48
   Other assets                                          78             90
                                               ------------   ------------
   TOTAL ASSETS                                $     58,738   $     49,274
                                               ============   ============


          See accompanying notes to consolidated financial statements.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEETS (Continued)

                                               December 31,   December 31,
                                                   2003           2002
                                               ------------   ------------
                                                     (In millions)

LIABILITIES AND SHAREHOLDER'S EQUITY
Reserves, payables and accrued liabilities:
   Reserves for fixed annuity contracts        $     28,644   $     26,528
   Securities lending payable                         4,451          3,216
   Payable to brokers                                    88            495
   Income taxes currently payable                        21             26
   Other liabilities                                    256            193
                                               ------------   ------------
   Total reserves, payables and accrued
    liabilities                                      33,460         30,458

Variable annuity liabilities related to
 separate accounts                                   19,921         14,644
Deferred income taxes                                   834            669
                                               ------------   ------------
   Total liabilities                                 54,215         45,771
                                               ------------   ------------
Shareholder's equity:
   Common stock                                           4              4
   Additional paid-in capital                         1,547          1,324
   Retained earnings                                  2,399          1,783
   Accumulated other comprehensive income               573            392
                                               ------------   ------------
   Total shareholder's equity                         4,523          3,503
                                               ------------   ------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY     $     58,738   $     49,274
                                               ============   ============


          See accompanying notes to consolidated financial statements.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
           CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

                                          Years Ended December 31,
                                    -------------------------------------
                                       2003        2002          2001
                                    ----------  -----------  ------------
                                               (In millions)
REVENUES:
   Investment income                $    2,050  $     1,891  $      1,841
   Fee income:
      Variable annuity fees                214          205           234
      Other fee income                      37           37            35
   Net realized investment gains
    (losses)                                36         (179)          (27)
                                    ----------  -----------  ------------
   Total revenues                        2,337        1,954         2,083
                                    ----------  -----------  ------------
BENEFITS AND EXPENSES:

   Interest credited to fixed
    annuity contracts                    1,154        1,181         1,229
   General and administrative
    expenses, net of deferrals             127          140           170
   Amortization of deferred
    acquisition costs                       62          (35)          124
   Annual commissions                       72           70            71
   Guaranteed minimum death
    benefits                                 8            6             2
                                    ----------  -----------  ------------
   Total benefits and expenses           1,423        1,362         1,596
                                    ----------  -----------  ------------
PRETAX INCOME BEFORE CUMULATIVE
 EFFECT OF ACCOUNTING CHANGE               914          592           487
Income tax expense                         298          189           133
                                    ----------  -----------  ------------
INCOME BEFORE CUMULATIVE EFFECT OF
 ACCOUNTING CHANGE                         616          403           354
Cumulative effect of accounting
 change, net of tax                         --           --           (18)
                                    ----------  -----------  ------------
NET INCOME                          $      616  $       403  $        336
                                    ----------  -----------  ------------

          See accompanying notes to consolidated financial statements.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Continued)

                                          Years Ended December 31,
                                    -------------------------------------
                                       2003        2002          2001
                                    ----------  -----------  ------------
                                               (In millions)
OTHER COMPREHENSIVE INCOME:
   Net unrealized gains on
    invested assets arising during
    the current period              $      358  $       468  $        206
   Reclassification adjustment
    for net realized losses
    included in net income                  26          227            52
   Net change related to cash flow
    and foreign currency hedges            (34)           3            14
   Adjustment to deferred
    acquisition costs                      (69)        (201)          (70)
   Income tax expense, net of
    release of deferred tax
    valuation allowance of $8 in
    2001                                  (100)        (180)          (64)
                                    ----------  -----------  ------------
OTHER COMPREHENSIVE INCOME                 181          317           138
                                    ----------  -----------  ------------
COMPREHENSIVE INCOME                $      797  $       720  $        474
                                    ==========  ===========  ============

          See accompanying notes to consolidated financial statements.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                          Years Ended December 31,
                                    -------------------------------------
                                       2003        2002          2001
                                    ----------  -----------  ------------
                                               (In millions)
CASH FLOWS FROM OPERATING
 ACTIVITIES:
   Net income                       $      616  $       403  $        336
   Adjustments to reconcile net
    income to net cash provided
    by operating activities:
         Cumulative effect of
          accounting change, net
          of tax                            --           --            18
         Interest credited to
          fixed annuity contracts        1,154        1,181         1,229
         Net realized investment
          (gains)losses                    (36)         179            27
         Equity in income of
          partnerships and other
          invested assets                  (54)          --            --
         Amortization of premium
          and discount on
          securities                        40          (49)          (33)
         Provision (benefit) for
          deferred income taxes             63           40            (8)
   Change in:
      Trading securities at market
       value                               (69)          --            --
      Accrued investment income             (7)         (10)           (3)
      Deferred acquisition costs          (111)        (190)          (40)
      Income taxes currently payable        (5)         (18)           28
      Other liabilities                     51          (51)          (13)
Other, net                                  (7)          27           (26)
                                    ----------  -----------  ------------
NET CASH PROVIDED BY OPERATING
 ACTIVITIES                              1,635        1,512         1,515
                                    ----------  -----------  ------------
CASH FLOWS FROM INVESTING
 ACTIVITIES:
   Purchases and issuances of:
      Bonds, notes and redeemable
       preferred stocks available
       for sale                        (12,655)     (16,063)      (13,110)
      Mortgage loans                      (351)        (246)         (194)
      Other investments, excluding
       short-term investments           (1,994)      (2,751)       (4,024)
   Sales of:
      Bonds, notes and redeemable
       preferred stocks available
       for sale                          9,137       12,063         9,472
      Other investments, excluding
       short-term investments            1,894        2,954         3,833
   Redemptions and maturities of:
      Bonds, notes and redeemable
       preferred stocks available
       for sale                            923        1,423         2,873
      Mortgage loans                       155          117           116
                                    ----------  -----------  ------------
NET CASH USED IN INVESTING
 ACTIVITIES                             (2,891)      (2,503)       (1,034)
                                    ----------  -----------  ------------

          See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)

                                          Years Ended December 31,
                                    -------------------------------------
                                       2003        2002          2001
                                    ----------  -----------  ------------
                                               (In millions)
CASH FLOWS FROM FINANCING
 ACTIVITIES:
   Deposits on fixed annuity
    contracts                       $    2,775  $     2,244  $      1,766
   Net exchanges to the fixed
    accounts of variable annuity
    contracts                              312          739           406
   Withdrawal payments on fixed
    annuity contracts                   (1,970)      (1,803)       (1,871)
   Claims and annuity payments on
    fixed annuity contracts               (155)        (208)         (188)
   Cash capital contributions from
    Parent                                 223           --            27
   Dividends paid to Parent                 --         (321)         (227)
                                    ----------  -----------  ------------
NET CASH PROVIDED BY (USED IN)
 FINANCING ACTIVITIES                    1,185          651           (87)
                                    ----------  -----------  ------------
NET INCREASE (DECREASE) IN CASH
 AND SHORT-TERM INVESTMENTS                (71)        (340)          394
CASH AND SHORT-TERM INVESTMENTS AT
 BEGINNING OF PERIOD                       187          527           133
                                    ----------  -----------  ------------
CASH AND SHORT-TERM INVESTMENTS AT
 END OF PERIOD                      $      116  $       187  $        527
                                    ==========  ===========  ============
SUPPLEMENTAL CASH FLOW
 INFORMATION:
   Income taxes paid                $      240  $       163  $        108
                                    ==========  ===========  ============

          See accompanying notes to consolidated financial statements.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   NATURE OF OPERATIONS

     The Variable Annuity Life Insurance Company, including its wholly owned subsidiaries, (the "Company") is a direct, wholly owned subsidiary of American General Life Insurance Company (the "Parent"), a Texas-domiciled life insurance company, which is in turn an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services and retirement services and asset management. The Company is a Texas-domiciled life insurance company that provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, healthcare, public sector and not-for-profit organizations. The Company markets products nationwide through exclusive sales representatives.

     The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities; monitoring and limiting prepayment and extension risk in its portfolio; maintaining a large percentage of its portfolio in highly liquid securities; engaging in a disciplined process of underwriting; and reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

     Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statement of income and comprehensive income, as they are recorded directly to reserves for fixed annuity contracts, or to variable annuity liabilities related to separate accounts, upon receipt.

     The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the consolidated financial statements and the accompanying notes. These estimates and assumptions are particularly important with respect to investments and deferred acquisition costs. Actual results could differ from those estimates.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

     INVESTMENTS: Cash and short-term investments include primarily cash, commercial paper and money market investments. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

     Bonds, notes, redeemable preferred stocks, common stocks and non-redeemable preferred stocks available for sale are carried at aggregate market value and changes in unrealized gains or losses, net of tax and amortization of deferred acquisition costs, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity.

     Bond and common stock trading securities are carried at market value, as it is the Company's intention to sell these securities in the near term. Unrealized gains and losses are reflected in income currently.

     The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience, the Company's ability and intent to hold the investment until recovery and other issuer-specific developments among other factors. If there is a decline in a security's value, a determination is made as to whether that decline is temporary or other-than-temporary. If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is other-than-temporary, the Company writes down the carrying value of the investment and records a realized loss in the consolidated statement of income and comprehensive income.

     Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at fair value.

     Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. Partnerships in which the Company holds a five percent or more interest are also carried at fair value and the change in fair value is recorded in investment income, consistent with the equity method of accounting.

     Other invested assets are primarily comprised of preferred equity investments in partially owned companies. Generally, the equity method of accounting is used for the Company's investment in companies in which the Company's ownership interest approximates 20 percent but is not greater than 50 percent. At December 31, 2003, the Company's investments in partially owned companies included its interest in Castle Trust (see Note
     11). This balance sheet caption also includes assets related to derivative financial instruments (see Derivative Financial Instruments below, and Note
     4).

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

     Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments.

     DOLLAR ROLL AGREEMENTS: Throughout the year, the Company enters into dollar roll repurchase agreements, which involve the sale (delivery) of mortgage-backed securities ("MBS") and the repurchase of substantially the same pool of securities at a specific price in the future. Such transactions typically involve highly-rated government agency securities and are short-term in nature, typically with a period of 30 days. The dollar roll agreements are utilized by the Company as a financing strategy to enhance the return on its MBS portfolio. At December 31, 2003 and 2002, the Company had no dollar roll agreements outstanding.

     SECURITIES LENDING COLLATERAL AND SECURITIES LENDING PAYABLE: The Company lends securities through a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income.

     DERIVATIVE FINANCIAL INSTRUMENTS: The Company takes positions from time to time in certain derivative financial instruments in order to mitigate the impact of changes in interest rates or equity markets on cash flows or certain policyholder liabilities. Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps.

     The Company recognizes all derivatives in the consolidated balance sheet at fair value. Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge.

     On the date a derivative contract is entered into, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as fair value or cash flow hedges to specific assets and liabilities on the consolidated balance sheet.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

     Interest rate swap agreements are agreements to exchange with a counterparty, at specified intervals, interest rate payments of differing character (for example, fixed-rate payments exchanged for variable-rate payments), based on an underlying principal balance (notional amount). Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each interest payment due date.

     The difference between amounts paid and received on swap agreements is recorded as an adjustment to investment income or interest expense, as appropriate, on an accrual basis over the periods covered by the agreements. Swap agreements generally have terms of two to ten years. The related amount payable to or receivable from counterparties is included in other liabilities or other assets on the consolidated balance sheet.

     Fair value hedges are used to mitigate the Company's exposure to changes in the value of specifically identified assets or liabilities. Swap agreements converting fixed-rate payments to floating-rate payments are considered fair value hedges.

     For fair value hedges, to the extent the hedge is effective, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings.

     Cash flow hedges are used to mitigate the risks of changes in market interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. Swap agreements converting floating-rate payments to fixed-rate payments are considered cash flow hedges.

     For cash flow hedges, to the extent the hedge is effective, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of accumulated other comprehensive income in shareholder's equity. Any ineffective portion of cash flow hedges is reported in net realized investment gains (losses).

     Some of the swap agreements discussed above also include exchanges between foreign currencies and U.S. dollars, and thus serve as foreign currency swaps as well as interest rate swaps.

     All of the Company's interest rate and currency swap agreements entered into during 2003 were accounted for as hedges and there was no significant ineffectiveness associated with these instruments in the year ended December 31, 2003. At December 31, 2003, there were no net derivative losses to be reclassified into net income within the next twelve months.

     Swaptions, which are options to enter into interest rate swap agreements, limit the Company's exposure to reduced spreads between investment yields and interest rates credited to policyholders should interest rates decrease or increase significantly over prolonged periods.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

     During prolonged periods of decreasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of minimum rate guarantees on certain annuity contracts, which limit the Company's ability to reduce interest crediting rates. Call swaptions, which allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, are designed to maintain the spread between investment yields and interest crediting rates during such periods.

     During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of the Company's decision to increase interest crediting rates to limit surrenders. Put swaptions, which allow the Company to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, are designed to maintain the spread between investment yields and interest crediting rates during such periods.

     Premiums paid to purchase swaptions and subsequent changes in fair value are included in other invested assets. The Company's swaptions do not qualify for hedge accounting due to the inability to establish hedge effectiveness. The change in the fair value of the swaptions is recognized in net realized investment gains (losses). Gains or losses from swaptions are recognized at the time of expiration or when the option to enter into a swap is exercised. Should the strike rates remain below market rates for call swaptions and above market rates for put swaptions, the swaptions expire and the Company's exposure is limited to the premiums paid. These premiums were not significant for 2003. There were no swaptions outstanding at December 31, 2003.

     DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the annuity contracts. EGPs are composed of net investment income, net realized investment gains and losses, variable annuity fees, guarantee costs, surrender charges and direct administrative expenses. DAC consists of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

     As fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale, which is a component of accumulated other comprehensive income and is credited or charged directly to shareholder's equity.

     The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

     The cost assigned to certain acquired insurance contracts in force at the acquisition date (referred to as cost of insurance purchased, or "CIP") is reported in DAC in the consolidated balance sheet. Interest was accreted on the unamortized balance of CIP at rates ranging from 4.20% to 5.15% in 2003, 2002 and 2001. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DAC and reported within the same financial statement line items. The Company reviews the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DAC.

     AMORTIZATION OF DAC: DAC is amortized based on a percentage of EGPs over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, net spreads earned during the life of the contracts, costs of providing policy guarantees, and the level of expenses necessary to maintain the policies. The Company adjusts DAC amortization each quarter for significant differences between actual and assumed profitability in that period. The Company revises future DAC assumptions, referred to herein as a DAC unlocking, when estimates of future gross profits to be realized on its annuity policies are revised. Increases in future EGPs may result from higher interest spread and/or lower surrender rate assumptions, while decreases in future EGPs may result from lower interest spread and/or higher surrender rate assumptions. DAC amortization for the current period is reduced when future EGPs are increased and increased when future EGPs are decreased.

     The assumption for the long-term annual market growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity policies is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

     VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS: The assets and liabilities resulting from the receipt of variable and certain group fixed annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in variable annuity fees in the consolidated statement of income and comprehensive income.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

     GUARANTEED MINIMUM DEATH BENEFITS ("GMDB"): A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit that varies by product (the GMDB). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the principal invested, adjusted for withdrawals, accumulated at up to 3% per annum (subject to certain caps). These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Prior to January 1, 2004, the Company expensed GMDB-related benefits in the period incurred, and therefore did not provide reserves for future benefits. Effective January 1, 2004, the Company does provide reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Non-traditional and Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). GMDB-related variable annuity contractholder benefits were $8.2 million, $6.1 million and $2.1 million for the years ended December 31, 2003, 2002, and 2001, respectively.

     RESERVES FOR FIXED ANNUITY CONTRACTS: Reserves for fixed annuity contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

     Reserves for fixed annuity contracts with life contingencies are generally calculated using the net level premium method and assumptions as to investment yields and mortality. The assumptions are based on projections of past experience and include provisions for possible adverse deviation. These assumptions are made at the time the contract is issued or, in the case of contracts acquired by purchase, at the purchase date.

     FEE INCOME: Variable annuity fees, asset management fees and surrender charges are recorded as income when earned. Net retained commissions are recognized as income on a trade date basis.

     INCOME TAXES: The Company joins in the filing of a consolidated federal income tax return with AGC Life Insurance Company ("AGC Life") and its life insurance company subsidiaries, including the Parent. The Company has a written agreement with AGC Life setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

     RECENTLY ISSUED ACCOUNTING STANDARDS: In January 2001, the Emerging Issues Task Force ("EITF") of the Financial Accounting Standards Board ("FASB") issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Interests in Securitized Financial Assets ("EITF 99-20"). EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). In accordance with the transition provisions of EITF 99-20, the Company recorded in its consolidated statement of income and comprehensive income for 2001 a cumulative effect of an accounting change loss of $18.3 million, net of tax.

     In June 2001, the FASB issued Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill, and amortization of intangible assets deemed to have indefinite lives, in its consolidated statement of income and comprehensive income and was effective as of January 1, 2002. Goodwill amortization expense recorded in the Company's statement of income and comprehensive income amounted to $0.5 million in the year ended December 31, 2001. SFAS 142 requires that the Company reclassify any separable intangible assets and amortize their cost over their useful lives. Upon adoption of SFAS 142, the Company reclassified $7.6 million of such intangible assets out of goodwill and recorded amortization totaling $0.7 million in each of the years ended December 31, 2003 and 2002. The remaining goodwill balance as of January 1, 2002 was $1.0 million. SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process prescribed in SFAS 142, whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of impairment, if any. The Company has evaluated the impact of the impairment provisions of SFAS 142 and determined that no impairment is required to be recorded to the carrying value of the Company's goodwill balance at December 31, 2003.

     In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others ("FIN 45"), which requires that, for guarantees within the scope of FIN 45 issued or amended by the Company after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee be established and recognized through earnings. The adoption of FIN 45 did not have a significant impact on the Company's consolidated results of operations or financial condition.

     In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities ("FIN 46"). FIN 46 changes the method of determining whether certain entities should be consolidated in the Company's consolidated financial statements. An entity is subject to

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

     FIN 46 and is called a Variable Interest Entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or
     (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. All other entities not considered VIEs are evaluated for consolidation under existing guidance. In December 2003, the FASB issued a Revision to Interpretation No. 46 ("FIN 46R").

     The provisions of FIN 46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that it acquired before February 1, 2003, FIN 46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN 46R that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

     The adoption of FIN 46R did not have a significant impact on the Company's consolidated results of operations or financial condition.

     In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued SOP 03-1. The FASB did not object to the issuance of SOP 03-1. This statement is effective as of January 1, 2004. Under SOP 03-1, variable annuity assets held in separate accounts will continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account (separate account seed money) do not qualify for separate account accounting and reporting. The Company will be required to "look through" the separate account for the purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account rather than through the separate account structure. The adoption of SOP 03-1 will not have a material impact on the Company's separate accounts or separate account seed money.

     In addition, SOP 03-1 will require the Company to recognize a liability for guaranteed minimum death benefits and modify certain disclosures and financial statement presentations for these benefits. Management currently expects the one-time cumulative accounting charge upon adoption to approximate $1.4 million after taxes, to be recorded in the first quarter of 2004.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

3.   INVESTMENTS

     The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                Amortized     Estimated
                                                  Cost       Fair Value
                                               -----------   -----------
                                                     (In millions)
At December 31, 2003:
Securities of the United States government     $        75   $        76
Securities of foreign governments                      143           157
Corporate bonds and notes                           14,125        15,007
Mortgage-backed securities                           9,786         9,909
Other debt securities                                2,876         3,021
Affiliated fixed maturity securities                   211           211
Redeemable preferred stocks                             --             1
                                               -----------   -----------
   Total                                       $    27,216   $    28,382
                                               ===========   ===========
At December 31, 2002:
Securities of the United States government     $       141   $       145
Securities of foreign governments                       64            67
Corporate bonds and notes                           12,474        12,907
Mortgage-backed securities                           7,131         7,393
Other debt securities                                5,113         5,267
Affiliated fixed maturity securities                    52            52
                                               -----------   -----------
   Total                                       $    24,975   $    25,831
                                               ===========   ===========

     The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of December 31, 2003, follow:

                                                Amortized     Estimated
                                                  Cost       Fair Value
                                               -----------   -----------
                                                     (In millions)
Due in one year or less                        $       691   $       709
Due after one year through five years                2,749         2,941
Due after five years through ten years               7,695         8,227
Due after ten years                                  6,295         6,596
Mortgage-backed securities                           9,786         9,909
                                               -----------   -----------
   Total                                       $    27,216   $    28,382
                                               ===========   ===========

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

     Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

     Gross unrealized gains and losses on fixed maturity securities and equity securities available for sale by major category follow:

                                                  Gross         Gross
                                               Unrealized    Unrealized
                                                  Gains        Losses
                                               -----------   -----------
                                                     (In millions)
At December 31, 2003:
Securities of the United States government     $         1   $        --
Securities of foreign governments                       14            --
Corporate bonds and notes                            1,020          (138)
Mortgage-backed securities                             216           (93)
Other debt securities                                  162           (17)
Redeemable preferred stocks                              1            --
                                               -----------   -----------
   Total fixed maturity securities                   1,414          (248)
   Common stocks and non-redeemable
    preferred stocks                                    12            (3)
   Separate account seed money                           6            (5)
                                               -----------   -----------
      Total                                    $     1,432   $      (256)
                                               ===========   ===========
At December 31, 2002:
Securities of the United States government     $         4   $        --
Securities of foreign governments                        5            (2)
Corporate bonds and notes                              855          (422)
Mortgage-backed securities                             263            (1)
Other debt securities                                  268          (114)
                                               -----------    ----------
   Total fixed maturity securities                   1,395          (539)
   Common stocks                                        --           (12)
   Separate account seed money                          --           (16)
                                               -----------   -----------
      Total                                    $     1,395   $      (567)
                                               ===========   ===========

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

     The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity securities available for sale, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as December 31, 2003.

(In millions)      Less than 12 Months        12 Months or More               Total
                 -----------------------   -----------------------   -----------------------
                    Fair      Unrealized      Fair      Unrealized      Fair      Unrealized
                   Value        Losses       Value        Losses       Value        Losses
                 ----------   ----------   ----------   ----------   ----------   ----------
Corporate bonds
 and notes       $    1,251   $      (55)  $    1,013   $      (83)  $    2,264   $     (138)
Mortgage-backed
 securities           4,802          (88)          29           (5)       4,831          (93)
Other debt
 securities             437          (12)          51           (5)         488          (17)
                 ----------   ----------   ----------   ----------   ----------   ----------
   Total         $    6,490   $     (155)  $    1,093   $      (93)  $    7,583   $     (248)
                 ==========   ==========   ==========   ==========   ==========   ==========

     The determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments.

     Gross realized investment gains and losses on investments were as follows:

                                                  Years Ended December 31,
                                          -------------------------------------
                                             2003        2002          2001
                                          ----------  -----------  ------------
                                                     (In millions)
Bonds, notes and redeemable
 preferred stocks available for sale:
   Realized gains                         $      241  $       288  $        309
   Realized losses                               (65)        (272)         (191)
Mortgage loans:
   Realized gains                                 --            4             1
Common stocks:
   Realized gains                                  1           --            --
   Realized losses                                --           (1)           (5)
Partnerships:
   Realized gains                                 --            4            --
   Realized losses                                --           (2)           (8)
Other investments:
   Realized losses                                (2)          (1)           (1)
Impairment writedowns                           (139)        (199)         (132)
                                          ----------  -----------  ------------
Total net realized investment
 gains(losses)                            $       36  $      (179) $        (27)
                                          ==========  ===========  ============

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

     The sources and related amounts of investment income (losses) were as follows:

                                           Years Ended December 31,
                                    -------------------------------------
                                       2003        2002          2001
                                    ----------  -----------  ------------
                                               (In millions)
Bonds, notes and redeemable
 preferred stocks-non-affiliated    $    1,776  $     1,700  $      1,618
Bonds, notes and redeemable
 preferred stocks-affiliated                --           --             3
Mortgage loans                             156          140           137
Common stocks                               10            2             4
Real estate                                 --            4             5
Partnerships                                62            3            (3)
Other invested assets                       53           48            49
Short-term investments                       9            8            59
Less:  investment expenses                 (16)         (14)          (31)
                                    ----------  -----------  ------------
   Total investment income          $    2,050  $     1,891  $      1,841
                                    ==========  ===========  ============

     At December 31, 2003, the Company's investments included five investments in single entities that each exceeded 10% of the Company's consolidated shareholder's equity. These investments were in highly-rated mortgage-backed securities, and four of the issuing entities were U.S. government agencies.

     At December 31, 2003, bonds, notes and redeemable preferred stocks included $2.89 billion of bonds and notes not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 11 industries with approximately 21% in utilities, 15% in consumer noncyclical, 14% in communications, 11% in consumer cyclical and 10% in basic industrial. No other industry concentration constituted more than 10% of these assets.

     At December 31, 2003, mortgage loans were collateralized by properties located in 29 states, with loans totaling approximately 20% of the aggregate carrying value of the portfolio secured by properties located in California. No more than 10% of the portfolio was secured by properties in any other single state.

     At December 31, 2003, the type of property collateralizing the mortgage loan portfolio was approximately 45% office, 26% retail, 14% industrial and 15% residential and other types.

     At December 31, 2003, the carrying value, which approximates market value, of bonds, notes and redeemable preferred stocks in default as to the payment of principal or interest totaled $107.5 million.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

     At December 31, 2003, $2.7 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

4.   DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments related to investment securities did not have a material effect on investment income or net realized investment losses in any of the three years in the period ended December 31, 2003, and there was no significant ineffectiveness associated with derivative financial instruments accounted for as hedges in the years ended December 31, 2003 and 2002.

     Interest rate and currency swap agreements and swaptions related to investment securities were as follows:

                                               December 31,   December 31,
                                                   2003           2002
                                               ------------   ------------
                                                      (In millions)
Interest rate swap agreements to
 receive fixed rate:
   Notional amount                             $         43   $        117
   Fair value                                             4             12
Currency swap agreements
 (receive U.S. $/pay Canadian $):
   Notional amount                                       46             46
   Fair value                                            (2)            11
Currency swap agreements
 (receive U.S. $/pay Australian $):
   Notional amount                                       23             23
   Fair value                                            (4)             3
Currency swap agreements
 (receive U.S. $/pay Japanese yen):
   Notional amount                                       12             12
   Fair value                                            (1)            --
Currency swap agreements
 (receive U.S. $ at fixed rate/pay
 LIBOR and Euro-based floating rate):
   Notional amount                                       21             --
   Fair value                                            (5)            --
Put swaptions:
   Notional amount                                       --          2,870
   Fair value                                            --             --

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

     The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of interest rate swap agreements is represented by the fair value of contracts with a positive fair value at the reporting date. In the unlikely event of a failure to perform by any of the counterparties to these derivative transactions, there could be a material effect on the Company's consolidated financial position.

     The Company's components of market risk on policyholder liabilities include interest rate, foreign currency exchange rates, swap spreads, volatility, correlation, equity and yield curve risk. The Company mitigates these exposures to market risk by taking offsetting positions in the derivative financial instruments as described in Note 2.

5.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

     The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

     The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

     CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

     BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimates their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company uses its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

     MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

     POLICY LOANS: Fair value is estimated using discounted cash flows and actuarially determined assumptions, incorporating market interest rates.

     SEPARATE ACCOUNT SEED MONEY: Fair value is considered to be the market value of the underlying securities.

     COMMON STOCKS AND NON-REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

     PARTNERSHIPS AND OTHER INVESTED ASSETS: The Company obtains the fair value of its investments in partnerships from information provided by the sponsors of each of these investments, the accounts of which are generally audited on an annual basis. Fair value of investments in redeemable equity of partially owned companies is estimated using the same methodology as that used for other redeemable preferred securities.

     Fair value of interest rate and currency swap assets and liabilities were based on the use of valuation models that utilize, among other things, current interest, foreign exchange and volatility rates, as applicable.

     VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

     RESERVES FOR FIXED ANNUITY CONTRACTS: Fair value of reserves for fixed annuity contracts is estimated using estimated future cash flows discounted at market interest rates.

     SECURITIES LENDING COLLATERAL / SECURITIES LENDING PAYABLE: Carrying value is considered to be a reasonable estimate of fair value.

     VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

     The estimated fair values of the Company's financial instruments at December 31, 2003 and 2002 compared with their respective carrying values are as follows:

                                                Carrying         Fair
                                                  Value         Value
                                               -----------   -----------
                                                     (In millions)
December 31, 2003:
ASSETS:
   Cash and short-term investments             $       116   $       116
   Bonds, notes and redeemable preferred
    stocks                                          28,441        28,441
   Mortgage loans                                    2,033         2,221
   Policy loans                                        895           884
   Separate account seed money                          92            92
   Common stocks                                        99            99
   Partnerships and other invested assets              750           750
   Securities lending collateral                     4,451         4,451
   Variable annuity assets held in separate
    accounts                                        19,921        19,921
LIABILITIES:
   Reserves for fixed annuity contracts             28,644        26,044
   Interest rate and currency swap
    liabilities                                         12            12
   Securities lending payable                        4,451         4,451
   Variable annuity liabilities related to
    separate accounts                               19,921        19,921
December 31, 2002:
ASSETS:
   Cash and short-term investments             $       187   $       187
   Bonds, notes and redeemable preferred
    stocks                                          25,831        25,831
   Mortgage loans                                    1,837         2,088
   Policy loans                                        874           889
   Separate account seed money                          74            74
   Common stocks                                        82            82
   Partnerships and other invested assets              623           623
   Securities lending collateral                     3,216         3,216
   Variable annuity assets held in separate
    accounts                                        14,644        14,644
LIABILITIES:
   Reserves for fixed annuity contracts             26,528        24,807
   Securities lending payable                        3,216         3,216
   Variable annuity liabilities related to
    separate accounts                               14,644        14,644

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

6.   DAC

     Activity in DAC was as follows:

                                           Years Ended December 31,
                                    -------------------------------------
                                       2003        2002          2001
                                    ----------  -----------  ------------
                                               (In millions)
Balance at January 1                $    1,376  $     1,387  $      1,417
Deferrals:
   Commissions                              90           85            82
   Other acquisition costs                  84           70            82
Accretion of interest                      107          103            96
Amortization related to operations        (161)        (101)         (198)
Amortization related to net
 realized investment (gains)
 losses                                     (9)          33           (22)
Effect of net unrealized
 gains on securities                       (69)        (201)          (70)
                                    ----------  -----------  ------------
Balance at December 31              $    1,418  $     1,376  $      1,387
                                    ==========  ===========  ============

     The Company adjusts DAC amortization (a "DAC unlocking") when estimates of current or future gross profits to be realized are revised. In 2002, DAC amortization was reduced by $46.5 million to reflect a change in the amortization period, and reduced by $56.0 million due to improved persistency, offset by a $56.0 million increase to reflect lower earnings from equity markets. In 2001, DAC amortization was increased by $68.0 million to reflect the downturn in the equity markets and to reflect revisions to lapse and interest spread assumptions.

     CIP amortization, net of accretion of interest, expected to be recorded within DAC amortization in each of the next five years is approximately $1 million in each year.

7.   COMMITMENTS AND CONTINGENT LIABILITIES

     The Company had $60.3 million of unfunded commitments for its investments in partnerships at December 31, 2003. These commitments expire evenly over the next five years.

     The Company had $33.7 million of unfunded commitments for mortgage loans at December 31, 2003. These commitments expire in 2004.

     The Company and various affiliates are parties to a inter-affiliate credit agreement ("the Credit Agreement"), under which the Company commits to make loans to AIG in amounts aggregating to not more than $50.0 million. Such loans may take the form of variable rate loans that pay interest at the higher of the federal funds rate plus 0.5% or the prime rate, or fixed rate loans that pay interest based on LIBOR plus a specified margin. AIG has the option at the commitment termination date to convert any outstanding loan balances to one-year

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY term loans. The commitment termination date stated in the Credit Agreement is October 30, 2004 but may be extended by agreement of the parties. The Company receives annual facility fees of 0.045% on its commitment. There were no borrowings outstanding under the Credit Agreement as of December 31, 2003 or 2002.

     On December 20, 2002, the Company entered into a commitment to lend $62.5 million to an affiliate under a 364-day term loan. No loan was funded and the commitment expired pursuant to its terms on July 15, 2003.

     On June 23, 2003, the Company extended credit in the amount of $52.5 million (the "Credit Extension") to Highstar Renewable Fuels, LLC ("Highstar"), an indirect wholly owned subsidiary of AIG. The Credit Extension is evidenced by a note dated June 23, 2003 (the "Note"). The Credit Extension is comprised of the following: (i) a loan in the amount of $37.5 million to Highstar (the "Loan"), (ii) a commitment to make an additional loan to Highstar in an aggregate amount not to exceed $2.5 million (the "Commitment") and (iii) a guaranty (the "Guaranty") to a bank that is not affiliated with the Company (the "Bank"). The Loan matures and the Commitment expires on June 30, 2004 (the "Maturity Date"). Interest on the Note, which accrues on the outstanding principal amount of the Note at a rate of 12% per annum, is due on the Maturity Date. A commitment fee of $0.5 million is also due on the Maturity Date. The Company recognized interest income on the Note of $2.4 million for the year ended December 31, 2003.

     Pursuant to the terms of the Guaranty, the Company has a maximum liability of $12.5 million plus cost of enforcement and collection, if any (the "Guaranteed Amount"). The Company guarantees the obligations of another company (the "LOC Applicant") to the Bank, which obligations are set forth in a reimbursement agreement related to a standby letter of credit (the "Letter of Credit") issued by the Bank. Highstar has a non-controlling partial ownership interest in the LOC Applicant. The beneficiary of the Letter of Credit is partially owned by the LOC Applicant. If the beneficiary of the Letter of Credit draws against the Letter of Credit, the Company may be required to pay the Bank an amount equal to the amount of the draws against the Letter of Credit, but not more than the Guaranteed Amount. Pursuant to the terms of the Note, Highstar must reimburse the Company for all amounts paid by the Company under the Guaranty. The carrying amount of the Company's obligations under the Guaranty is less than $1.0 million as of December 31, 2003.

     Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

     All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2003 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's consolidated results of operations and financial position. Although the amount accrued represents the Company's best estimate of its liability, this estimate may change in the future.

     The Company has various leases, primarily for office space. Lease expense and future minimum lease commitments under these operating leases are not material to the Company.

8.   SHAREHOLDER'S EQUITY

     The Company is authorized to issue 5,000,000 shares of its $1 par value common stock. At December 31, 2003 and 2002, 3,575,000 shares were issued and outstanding. The Company is authorized to issue 2,000,000 shares of $1 par value preferred stock. None of the authorized shares of preferred stock have ever been issued.

     Changes in shareholder's equity were as follows:

                                           Years Ended December 31,
                                    -------------------------------------
                                       2003        2002          2001
                                    ----------  -----------  ------------
                                               (In millions)
ADDITIONAL PAID-IN CAPITAL:
Beginning balances                  $    1,324  $       880  $        853
Cash capital contributions
 from Parent                               223           --            27
Non-cash capital contribution
 from Parent                                --          444            --
                                    ----------  -----------  ------------

   Ending balances                  $    1,547  $     1,324  $        880
                                    ==========  ===========  ============
RETAINED EARNINGS:
Beginning balances                  $    1,783  $     1,701  $      1,592
Net income                                 616          403           336
Dividends paid to Parent                    --         (321)         (227)
                                    ----------  -----------  ------------
   Ending balances                  $    2,399  $     1,783  $      1,701
                                    ==========  ===========  ============

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                                         Years Ended December 31,
                                       2003        2002          2001
                                    ----------  -----------  ------------
                                               (In millions)
ACCUMULATED OTHER COMPREHENSIVE
 INCOME (LOSS):
Beginning balances                  $      392  $        75  $        (63)
Other comprehensive income                 181          317           138
                                    ----------  -----------  ------------
   Ending balances                  $      573  $       392  $         75
                                    ==========  ===========  ============

     The components of accumulated other comprehensive income at December 31 were as follows:

                                       2003        2002          2001
                                    ----------  -----------  ------------
                                               (In millions)
Fixed maturity and equity
 securities available for sale:
   Gross unrealized gains           $    1,432  $     1,395  $        640
   Gross unrealized losses                (256)        (567)         (506)
Net unrealized gains on other
 invested assets                            28           26            22
DAC adjustments                           (309)        (240)          (39)
Deferred federal income taxes             (322)        (222)          (42)
                                    ----------  -----------  ------------
   Accumulated other comprehensive
    income                          $      573  $       392  $         75
                                    ==========  ===========  ============

     On December 31, 2002, the Parent contributed to the Company a 100% interest in SunAmerica Hedge Fund Holdings, LLC ("SAHFH"). SAHFH was formed on December 13, 2002. SAHFH's assets consist solely of investments in partnerships, which are included in partnerships in the consolidated balance sheets. The amount of the capital contribution represented the equity of SAHFH.

     Dividends that the Company may pay to the Parent in any year without prior approval of the Texas Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the Insurance Commissioner is limited to the greater of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. The maximum amount of dividends that can be paid in 2004 without obtaining the prior approval of the Insurance Commissioner is $585.1 million.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

     The Company files financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect deferred policy acquisition costs and certain deferred income taxes, and all bonds are carried at amortized cost.

     Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the years ended December 31, 2003, 2002 and 2001 totaled $462.2 million, $80.5 million, and $127.5 million, respectively. The Company's statutory capital and surplus totaled $2.34 billion at December 31, 2003 and $1.66 billion at December 31, 2002.

9.   INCOME TAXES

     The components of the provisions for income taxes on pretax income consist of the following:

                                       Net
                                     Realized
                                    Investment
                                      Gains
                                     (Losses)   Operations      Total
                                    ----------  -----------  ------------
                                               (In millions)
Year ended December 31, 2003:
Currently payable                   $       49  $       186  $        235
Deferred                                   (36)          99            63
                                    ----------  -----------  ------------
   Total income tax expense
    (benefit)                       $       13  $       285  $        298
                                    ==========  ===========  ============
Year ended December 31, 2002:
Currently payable                   $       48  $       101  $        149
Deferred                                  (110)         150            40
                                    ----------  -----------  ------------
   Total income tax expense
    (benefit)                       $      (62) $       251  $        189
                                    ==========  ===========  ============
Year ended December 31, 2001:
Currently payable                   $       45  $        96  $        141
Deferred                                   (60)          52            (8)
                                    ----------  -----------  ------------
   Total income tax expense
    (benefit)                       $      (15) $       148  $        133
                                    ==========  ===========  ============

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

     Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                          Years Ended December 31,
                                    -------------------------------------
                                       2003        2002          2001
                                    ----------  -----------  ------------
                                               (In millions)
Amount computed at statutory rate   $      320  $       207  $        170
Increases (decreases) resulting
 from:
   State income taxes, net of
    federal tax benefit                      5            4             3
   Dividends-received deduction            (17)         (15)          (32)
   Tax credits                              (7)          (6)           (6)
   Other, net                               (3)          (1)           (2)
                                    ----------  -----------  ------------
   Total income tax expense         $      298  $       189  $        133
                                    ==========  ===========  ============

     Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                                        December 31,
                                               -----------------------------
                                                  2003             2002
                                               -----------      -----------
                                                       (In millions)
DEFERRED TAX LIABILITIES:
DAC                                            $       491      $       476
Net unrealized gains on debt and equity
 securities available for sale                         424              299
Other                                                   40               29
                                               -----------      -----------
Total deferred tax liabilities                         955              804
                                               -----------      -----------
DEFERRED TAX ASSETS:
Investments - basis differential                       (31)             (56)
Reserves for fixed annuity
 contracts                                             (90)             (79)
                                               -----------      -----------
Total deferred tax assets                             (121)            (135)
                                               -----------      -----------

Liability for deferred income taxes            $       834      $       669
                                               ===========      ===========

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

10.  RELATED-PARTY TRANSACTIONS

     Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from AIG or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $47.9 million, $63.2 million, and $120.0 million for the years ended December 31, 2003, 2002 and 2001, respectively.

     Pursuant to an intercompany servicing agreement, the Company provides policy administrative services to affiliated entities. Amounts received for such services totaled $9.5 million, $9.2 million, and $24.7 million for the years ended December 31, 2003, 2002 and 2001, respectively.

     During the years ended December 31, 2003 and 2002, the Company paid $5.8 million and $0.4 million, respectively, to an affiliate of the Company to administer its securities lending program (see Note 2).

     Certain affiliates of the Company serve as the investment sub-advisor for certain of the mutual funds offered through the Company's separate accounts. Sub-advisory fees paid by the Company to the affiliates for the years ended December 31, 2003, 2002 and 2001 were not material to the Company's consolidated financial position or results of operations.

     On December 31, 1984, the Company entered into a $49.0 million note purchase agreement with American General Corporation ("AGC"), its then-ultimate parent. Under the agreement, AGC issued an adjustable rate promissory note in exchange for the Company's holdings of AGC preferred stock, common stock and warrants. The principal amount of the note is due in 20 equal installment payments commencing December 29, 1985 and concluding December 29, 2004. Principal payments of $2.4 million were received on December 29, 2003, 2002 and 2001. The Company recognized $0.2 million, $0.4 million and $0.6 million of interest income on the note during 2003, 2002 and 2001, respectively.

     On September 25, 2001, the Company invested $41.0 million in an adjustable rate senior promissory note due September 25, 2006, issued by AGC. The Company recognized interest income on the note of $0.8 million, $1.0 million and $0.3 million during 2003, 2002 and 2001, respectively.

     In 2002, the Company sold certain nonaffiliated surplus debentures with an aggregate carrying value of $68.0 million to an affiliate for their estimated market value, and recorded realized losses of $26.9 million on the sales.

     On September 23, 2003, the Company purchased 25% of the non-voting preferred equity issued by Castle 2003-1 Trust ("Castle Trust") for $67.0 million. The Company's investment in Castle Trust preferred equity is reported in other invested assets on the consolidated balance sheet. The remaining non-voting preferred equity and 100% of the voting equity of Castle Trust are held by affiliates of the Company, including

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY the Parent. Castle Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle Trust and its wholly owned subsidiaries is limited to buying, owning, leasing and selling a portfolio of aircraft.

     On September 29, 2003, the Company purchased $170.8 million of fixed rate asset backed notes and subordinated deferred interest notes issued by Castle Trust. The notes mature on May 15, 2027 and are included in bonds on the consolidated balance sheet.

11.  EMPLOYEE BENEFIT PLANS

     For the year ended December 31, 2001, substantially all employees of the Company were covered under benefit plans sponsored by AGC, including a qualified defined benefit pension plan, contributory life, medical and dental postretirement benefit plans, and a qualified defined contribution savings plan. The amounts incurred related to the benefit plans were not material to the Company's consolidated financial position or results of operations.

     Effective January 1, 2002, as a result of AIG's acquisition of AGC, substantially all employees of AGC and its subsidiaries, including the Company, are covered by various benefit plans of AIG. These plans include a non-contributory qualified defined benefit retirement plan, various stock option and stock purchase plans and a voluntary qualified defined contribution savings plan. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating subsidiaries.

     The Company maintains a retirement plan for the benefit of its sales agents and managers. Investments in the plan consist of a deposit administration group annuity contract issued by the Company. The liabilities and expenses associated with this plan were not material to the Company's consolidated financial position or results of operations for the three years ended December 31, 2003.

12.  SUBSEQUENT EVENTS

     On January 13, 2004, the Company purchased 19.9% of the non-voting preferred equity issued by Castle 2003-2 Trust ("Castle Trust II") for $60.0 million. The remaining non-voting preferred equity and 100% of the voting equity of Castle Trust II, a Delaware statutory trust established on November 21, 2003, are held by affiliates of the Company. The business of Castle Trust II and its wholly owned subsidiaries is limited to buying, owning, leasing and selling a portfolio of aircraft. The purchase of the non-voting equity interest of Castle Trust II was funded by a capital contribution received from the Parent of $60.0 million on January 13, 2004.

     On January 14, 2004, the Company purchased $65.0 million of fixed rate asset backed notes issued by Castle Trust II. The notes mature on November 15, 2026.

                                                            The Variable Annuity
                                                          Life Insurance Company

                                                              Separate Account A

                                                                   Annual Report
                                                               December 31, 2003

                                                                [LOGO] AIG Valic

                               Separate Account A
                                       of
                  The Variable Annuity Life Insurance Company

                                 Annual Report
                               December 31, 2003

                                    Contents

Report of Independent Auditors ...........................................    1
Statements of Net Assets and Operations...................................    2
Schedule of Portfolio Investments ........................................   14
Statements of Changes in Net Assets ......................................   16
Notes to Financial Statements ............................................   40

                         Report of Independent Auditors

To the Board of Directors of
The Variable Annuity Life Insurance Company and
Contract Owners of The Variable Annuity Life Insurance Company Separate Account
A

In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Divisions listed in Note A of The Variable Annuity Life Insurance Company Separate Account A (the "Separate Account") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the investment companies, provide a reasonable basis for our opinion. The financial highlights as of and for the year ended December 31, 2001 were audited by other independent auditors whose report dated March 6, 2002, expressed an unqualified opinion thereon.


/s/ PricewaterhouseCoopers LLP
------------------------------
Houston, Texas
April 6, 2004

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                     Statements of Net Assets and Operations

                                                               VALIC Company I        VALIC Company I     VALIC Company I
                                                            Capital Conservation   Capital Conservation    Money Market I
                                                                    Fund                   Fund                 Fund
                                                            -------------------------------------------------------------
                                                                 Division 1             Division 7           Division 2
                                                            -------------------------------------------------------------
STATEMENT OF NET ASSETS
As of December 31, 2003

Assets:
   Investments in Shares Of Mutual Funds, at Fair Value         $  4,076,344         $    76,278,605       $  2,024,907
   Balance Due From (To) VALIC General Account, Net                   (1,613)                (52,215)              (462)
   Receivable (Payable) For Mutual Fund Sales (Purchases)                536                  85,794                (78)
                                                            -------------------------------------------------------------
Net Assets                                                      $  4,075,267         $    76,312,184       $  2,024,367
                                                            =============================================================

Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of
      Applicable Contract Loans - Partial Withdrawals
      with Right of Reinvestment)                               $  4,075,267         $    76,312,184       $  2,024,367
   Reserves For Annuity Contracts On Benefit                              --                      --                 --
                                                            -------------------------------------------------------------
Total Contract Owner Reserves                                      4,075,267              76,312,184          2,024,367
   Capital Surplus                                                        --                      --                 --
                                                            -------------------------------------------------------------
Total Contract Owner Reserves and Capital Surplus               $  4,075,267         $    76,312,184       $  2,024,367
                                                            =============================================================

Net Assets Attributable To:
   Accumulation Units Outstanding                               $  4,075,267         $    76,312,184       $  2,024,367
   Contracts in Payout (Annuitization) Period                             --                      --                 --
   Funds Retained in Separate Account A by VALIC                          --                      --                 --
                                                            -------------------------------------------------------------
Total Net Assets                                                $  4,075,267         $    76,312,184       $  2,024,367
                                                            =============================================================

Total Units Outstanding                                          865,427.126          28,833,654.975        735,461.174
                                                            =============================================================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

Investment Income:
   Dividends From Mutual Funds                                  $    143,553         $     2,568,444       $     17,693
Expenses:
   Mortality And Expense Risk Charge                                  44,877                 789,091             29,160
   Reimbursements Of Expenses                                             --                      --                 --
                                                            -------------------------------------------------------------
Net Investment Income (Loss)                                    $     98,676         $     1,779,353       $    (11,467)
                                                            -------------------------------------------------------------

Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares           $   (221,123)        $     1,150,668       $         --
   Realized Gain Distributions From Mutual Funds                      47,723                 883,665                 --
                                                            -------------------------------------------------------------
Net Realized Gains (Losses)                                         (173,400)              2,034,333                 --
                                                            -------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                                 217,041              (1,459,829)                --
                                                            -------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations               $    142,317         $     2,353,857       $    (11,467)
                                                            =============================================================

                                                            VALIC Company I    VALIC Company I    VALIC Company I
                                                             Money Market I     Mid Cap Index     Asset Allocation
                                                                  Fund               Fund               Fund
                                                            ------------------------------------------------------
                                                               Division 6         Division 4         Division 5
                                                            ------------------------------------------------------
STATEMENT OF NET ASSETS
As of December 31, 2003

Assets:
   Investments in Shares Of Mutual Funds, at Fair Value     $    380,016,625   $  1,412,115,865   $   179,550,927
   Balance Due From (To) VALIC General Account, Net                1,120,996           (434,937)          (78,388)
   Receivable (Payable) For Mutual Fund Sales (Purchases)           (673,043)         1,278,777           216,809
                                                            ------------------------------------------------------
Net Assets                                                  $    380,464,578   $  1,412,959,705   $   179,689,348
                                                            ======================================================

Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of
      Applicable Contract Loans - Partial Withdrawals
      with Right of Reinvestment)                           $    380,434,271   $  1,411,955,958   $   179,466,078
   Reserves For Annuity Contracts On Benefit                          30,307          1,003,747           223,270
                                                            ------------------------------------------------------
Total Contract Owner Reserves                                    380,464,578      1,412,959,705       179,689,348
   Capital Surplus                                                        --                 --                --
                                                            ------------------------------------------------------
Total Contract Owner Reserves and Capital Surplus           $    380,464,578   $  1,412,959,705   $   179,689,348
                                                            ======================================================

Net Assets Attributable To:
   Accumulation Units Outstanding                           $    380,434,271   $  1,411,955,958   $   179,466,078
   Contracts in Payout (Annuitization) Period                         30,307          1,003,747           223,270
   Funds Retained in Separate Account A by VALIC                          --                 --                --
                                                            ------------------------------------------------------
Total Net Assets                                            $    380,464,578   $  1,412,959,705   $   179,689,348
                                                            ======================================================

Total Units Outstanding                                      194,029,087.262    192,477,386.840    44,058,585.981
                                                            ======================================================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

Investment Income:
   Dividends From Mutual Funds                              $      2,571,212   $      7,559,943   $     3,060,207
Expenses:
   Mortality And Expense Risk Charge                               4,066,884         10,768,359         1,612,659
   Reimbursements Of Expenses                                             --                 --                --
                                                            ------------------------------------------------------
Net Investment Income (Loss)                                $     (1,495,672)  $     (3,208,416)  $     1,447,548
                                                            ------------------------------------------------------

Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares       $             --   $    (10,092,054)  $    (2,011,555)
   Realized Gain Distributions From Mutual Funds                          --         10,719,421         1,990,700
                                                            ------------------------------------------------------
Net Realized Gains (Losses)                                               --            627,367           (20,855)
                                                            ------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                                      --        339,348,199        26,630,428
                                                            ------------------------------------------------------
Increase (Decrease) In Net Assets From Operations           $     (1,495,672)  $    336,767,150   $    28,057,121
                                                            ======================================================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

               Statements of Net Assets and Operations (Continued)

                                                               VALIC Company I      VALIC Company I   VALIC Company I
                                                            Government Securities     Stock Index       Stock Index
                                                                    Fund                 Fund              Fund
                                                            ---------------------------------------------------------
                                                                 Division 8           Division 10A      Division 10B
                                                            ---------------------------------------------------------
STATEMENT OF NET ASSETS
As of December 31, 2003

Assets:
   Investments in Shares Of Mutual Funds, at Fair Value        $   141,322,092      $   259,921,745    $ 21,646,630
   Balance Due From (To) VALIC General Account, Net                   (126,359)             159,135         (28,559)
   Receivable (Payable) For Mutual Fund Sales (Purchases)              194,035               62,007             230
                                                            ---------------------------------------------------------
Net Assets                                                     $   141,389,768      $   260,142,887    $ 21,618,301
                                                            =========================================================

Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of
      Applicable Contract Loans - Partial Withdrawals
      with Right of Reinvestment)                              $   141,369,085      $   253,554,072    $ 20,941,721
   Reserves For Annuity Contracts On Benefit                            20,683            6,588,815         676,580
                                                            ---------------------------------------------------------
Total Contract Owner Reserves                                      141,389,768          260,142,887      21,618,301
   Capital Surplus                                                          --                   --              --
                                                            ---------------------------------------------------------
Total Contract Owner Reserves and Capital Surplus              $   141,389,768      $   260,142,887    $ 21,618,301
                                                            =========================================================

Net Assets Attributable To:
   Accumulation Units Outstanding                              $   141,369,085      $   253,554,072    $ 20,941,721
   Contracts in Payout (Annuitization) Period                           20,683            6,588,815         676,580
   Funds Retained in Separate Account A by VALIC                            --                   --              --
                                                            ---------------------------------------------------------
Total Net Assets                                               $   141,389,768      $   260,142,887    $ 21,618,301
                                                            =========================================================

Total Units Outstanding                                         52,761,251.520       12,425,297.440     620,893.950
                                                            =========================================================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

Investment Income:
   Dividends From Mutual Funds                                 $     5,033,198      $     3,165,335    $    263,469
Expenses:
   Mortality And Expense Risk Charge                                 1,599,481            2,345,871          57,933
   Reimbursements Of Expenses                                               --                   --              --
                                                            ---------------------------------------------------------
Net Investment Income (Loss)                                   $     3,433,717      $       819,464    $    205,536
                                                            ---------------------------------------------------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares          $     2,448,382      $       648,897    $     17,678
   Realized Gain Distributions From Mutual Funds                     9,922,258              850,768          70,883
                                                            ---------------------------------------------------------
Net Realized Gains (Losses)                                         12,370,640            1,499,665          88,561
                                                            ---------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                               (15,689,350)          54,508,216       4,579,242
                                                            ---------------------------------------------------------

Increase (Decrease) In Net Assets From Operations              $       115,007      $    56,827,345    $  4,873,339
                                                            =========================================================

                                                            VALIC Company I    VALIC Company I      VALIC Company I
                                                              Stock Index        Stock Index     International Equities
                                                                 Fund               Fund                 Fund
                                                            -----------------------------------------------------------
                                                              Division 10C       Division 10D         Division 11
                                                            -----------------------------------------------------------
STATEMENT OF NET ASSETS
As of December 31, 2003

Assets:
   Investments in Shares Of Mutual Funds, at Fair Value     $  3,683,028,268   $   28,858,966       $    121,876,081
   Balance Due From (To) VALIC General Account, Net               (1,508,751)          (4,493)               331,256
   Receivable (Payable) For Mutual Fund Sales (Purchases)          4,486,339              248               (328,553)
                                                            -----------------------------------------------------------
Net Assets                                                  $  3,686,005,856   $   28,854,721       $    121,878,784
                                                            ===========================================================

Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of
      Applicable Contract Loans - Partial Withdrawals
      with Right of Reinvestment)                           $  3,681,374,337   $   28,713,627       $    121,767,857
   Reserves For Annuity Contracts On Benefit                       4,631,519          141,094                110,927
                                                            -----------------------------------------------------------
Total Contract Owner Reserves                                  3,686,005,856       28,854,721            121,878,784
   Capital Surplus                                                        --               --                     --
                                                            -----------------------------------------------------------
Total Contract Owner Reserves and Capital Surplus           $  3,686,005,856   $   28,854,721       $    121,878,784
                                                            ===========================================================

Net Assets Attributable To:
   Accumulation Units Outstanding                           $  3,681,374,337   $   28,713,627       $    121,767,857
   Contracts in Payout (Annuitization) Period                      4,631,519          141,094                110,927
   Funds Retained in Separate Account A by VALIC                          --               --                     --
                                                            -----------------------------------------------------------
Total Net Assets                                            $  3,686,005,856   $   28,854,721       $    121,878,784
                                                            ===========================================================

Total Units Outstanding                                      846,011,283.070    3,740,885.660        100,097,642.090
                                                            ===========================================================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

Investment Income:
   Dividends From Mutual Funds                              $     42,248,452   $      342,908       $      1,373,714
Expenses:
   Mortality And Expense Risk Charge                              30,326,872          254,657                853,544
   Reimbursements Of Expenses                                             --               --                     --
                                                            -----------------------------------------------------------
Net Investment Income (Loss)                                $     11,921,580   $       88,251       $        520,170
                                                            -----------------------------------------------------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares       $      1,345,503   $     (109,994)      $     11,814,783
   Realized Gain Distributions From Mutual Funds                  12,027,343           94,145                     --
                                                            -----------------------------------------------------------
Net Realized Gains (Losses)                                       13,372,846          (15,849)            11,814,783
                                                            -----------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                             743,602,339        6,131,443             14,644,137
                                                            -----------------------------------------------------------

Increase (Decrease) In Net Assets From Operations           $    768,896,765   $    6,203,845       $     26,979,090
                                                            ===========================================================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

               Statements of Net Assets and Operations (Continued)

                                                            VALIC Company I       VALIC Company I       VALIC Company I
                                                            Social Awareness   Int'l Government Bond    Small Cap Index
                                                                 Fund                  Fund                   Fund
                                                            -----------------------------------------------------------
                                                               Division 12          Division 13           Division 14
                                                            -----------------------------------------------------------
STATEMENT OF NET ASSETS
As of December 31, 2003

Assets:
   Investments in Shares Of Mutual Funds, at Fair Value     $    398,029,999      $   152,528,901      $    416,546,667
   Balance Due From (To) VALIC General Account, Net                 (159,017)             239,259               (23,992)
   Receivable (Payable) For Mutual Fund Sales (Purchases)            474,464             (132,340)              187,244
                                                            -----------------------------------------------------------
Net Assets                                                  $    398,345,446      $   152,635,820      $    416,709,919
                                                            ===========================================================

Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of
      Applicable Contract Loans - Partial Withdrawals
      with Right of Reinvestment)                           $    398,119,248      $   152,586,217      $    416,338,497
   Reserves For Annuity Contracts On Benefit                         226,198               49,603               371,422
                                                            -----------------------------------------------------------
Total Contract Owner Reserves                                    398,345,446          152,635,820           416,709,919
   Capital Surplus                                                        --                   --                    --
                                                            -----------------------------------------------------------
Total Contract Owner Reserves and Capital Surplus           $    398,345,446      $   152,635,820      $    416,709,919
                                                            ===========================================================
Net Assets Attributable To:
   Accumulation Units Outstanding                           $    398,119,248      $   152,586,217      $    416,338,497
   Contracts in Payout (Annuitization) Period                        226,198               49,603               371,422
   Funds Retained in Separate Account A by VALIC                          --                   --                    --
                                                            -----------------------------------------------------------
Total Net Assets                                            $    398,345,446      $   152,635,820      $    416,709,919
                                                            ===========================================================
Total Units Outstanding                                      119,743,764.120       74,424,332.920       149,873,790.260
                                                            ===========================================================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

Investment Income:
   Dividends From Mutual Funds                              $      3,483,391      $     3,516,001      $      1,569,599
Expenses:
   Mortality And Expense Risk Charge                               3,424,400            1,416,238             2,774,728
   Reimbursements Of Expenses                                             --                   --                    --
                                                            -----------------------------------------------------------
Net Investment Income (Loss)                                $         58,991      $     2,099,763      $     (1,205,129)
                                                            -----------------------------------------------------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares       $     (8,032,775)     $     8,793,193      $     (4,851,556)
   Realized Gain Distributions From Mutual Funds                          --            2,202,194                    --
                                                            -----------------------------------------------------------
Net Realized Gains (Losses)                                       (8,032,775)          10,995,387            (4,851,556)
                                                            -----------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                              93,393,210           10,621,121           116,176,590
                                                            -----------------------------------------------------------
Increase (Decrease) In Net Assets From Operations           $     85,419,426      $    23,716,271      $    110,119,905
                                                            ===========================================================

                                                             VALIC Company I   VALIC Company I      VALIC Company I
                                                               Core Equity     Growth & Income   Science & Technology
                                                                  Fund               Fund                 Fund
                                                            ---------------------------------------------------------
                                                               Division 15       Division 16           Division 17
                                                            ---------------------------------------------------------
STATEMENT OF NET ASSETS
As of December 31, 2003

Assets:
   Investments in Shares Of Mutual Funds, at Fair Value     $    625,158,248   $   186,274,608     $   1,489,275,320
   Balance Due From (To) VALIC General Account, Net                 (401,475)          (32,339)             (858,795)
   Receivable (Payable) For Mutual Fund Sales (Purchases)            769,498            64,104             2,056,067
                                                            ---------------------------------------------------------
Net Assets                                                  $    625,526,271   $   186,306,373     $   1,490,472,592
                                                            =========================================================

Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of
      Applicable Contract Loans - Partial Withdrawals
      with Right of Reinvestment)                           $    625,075,438   $   186,208,107     $   1,489,827,922
   Reserves For Annuity Contracts On Benefit                         450,833            98,266               644,670
                                                            ---------------------------------------------------------
Total Contract Owner Reserves                                    625,526,271       186,306,373         1,490,472,592
   Capital Surplus                                                        --                --                    --
                                                            ---------------------------------------------------------
Total Contract Owner Reserves and Capital Surplus           $    625,526,271   $   186,306,373     $   1,490,472,592
                                                            =========================================================
Net Assets Attributable To:
   Accumulation Units Outstanding                           $    625,075,438   $   186,208,107     $   1,489,827,922
   Contracts in Payout (Annuitization) Period                        450,833            98,266               644,670
   Funds Retained in Separate Account A by VALIC                          --                --                    --
                                                            ---------------------------------------------------------
Total Net Assets                                            $    625,526,271   $   186,306,373     $   1,490,472,592
                                                            =========================================================
Total Units Outstanding                                      320,910,626.170    93,726,324.470       689,182,016.840
                                                            =========================================================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

Investment Income:
   Dividends From Mutual Funds                              $      5,807,010   $     1,087,673     $              --
Expenses:
   Mortality And Expense Risk Charge                               5,483,990         1,603,681            11,682,564
   Reimbursements Of Expenses                                             --                --                    --
                                                            ---------------------------------------------------------
Net Investment Income (Loss)                                $        323,020   $      (516,008)    $     (11,682,564)
                                                            ---------------------------------------------------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares       $    (31,466,450)  $    (6,189,736)    $    (136,775,920)
   Realized Gain Distributions From Mutual Funds                          --                --                    --
                                                            ---------------------------------------------------------
Net Realized Gains (Losses)                                      (31,466,450)       (6,189,736)         (136,775,920)
                                                            ---------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                             160,884,147        39,147,316           633,940,418
                                                            ---------------------------------------------------------
Increase (Decrease) In Net Assets From Operations           $    129,740,717   $    32,441,572     $     485,481,934
                                                            =========================================================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

               Statements of Net Assets and Operations (Continued)

                                                             VALIC Company I   Templeton Global       VALIC Company I
                                                                Small Cap      Asset Allocation   International Growth I
                                                                  Fund               Fund                  Fund
                                                            ------------------------------------------------------------
                                                               Division 18        Division 19           Division 20
                                                            ------------------------------------------------------------
STATEMENT OF NET ASSETS
As of December 31, 2003

Assets:
   Investments in Shares Of Mutual Funds, at Fair Value     $    652,448,216   $    334,314,114      $    407,153,232
   Balance Due From (To) VALIC General Account, Net                 (157,352)           (36,585)              (59,067)
   Receivable (Payable) For Mutual Fund Sales (Purchases)            512,608            301,284               282,652
                                                            ------------------------------------------------------------
Net Assets                                                  $    652,803,472   $    334,578,813      $    407,376,817
                                                            ============================================================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of
      Applicable Contract Loans - Partial Withdrawals
      with Right of Reinvestment)                           $    652,481,711   $    334,239,557      $    406,997,474
   Reserves For Annuity Contracts On Benefit                         321,761            339,256               379,343
                                                            ------------------------------------------------------------
Total Contract Owner Reserves                                    652,803,472        334,578,813           407,376,817
   Capital Surplus                                                        --                 --                    --
                                                            ------------------------------------------------------------
Total Contract Owner Reserves and Capital Surplus           $    652,803,472   $    334,578,813      $    407,376,817
                                                            ============================================================
Net Assets Attributable To:
   Accumulation Units Outstanding                           $    652,481,711   $    334,239,557      $    406,997,474
   Contracts in Payout (Annuitization) Period                        321,761            339,256               379,343
   Funds Retained in Separate Account A by VALIC                          --                 --                    --
                                                            ------------------------------------------------------------
Total Net Assets                                            $    652,803,472   $    334,578,813      $    407,376,817
                                                            ============================================================
Total Units Outstanding                                      302,920,997.980    147,399,311.540       280,452,633.290
                                                            ============================================================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

Investment Income:
   Dividends From Mutual Funds                              $             --   $      7,021,248      $      3,700,010
Expenses:
   Mortality And Expense Risk Charge                               5,275,480          3,043,078             3,378,504
   Reimbursements Of Expenses                                             --                 --                    --
                                                            ------------------------------------------------------------
Net Investment Income (Loss)                                $     (5,275,480)  $      3,978,170      $        321,506
                                                            ------------------------------------------------------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares       $    (10,503,878)  $     (3,112,222)     $    (39,530,798)
   Realized Gain Distributions From Mutual Funds                          --                 --                    --
                                                            ------------------------------------------------------------
Net Realized Gains (Losses)                                      (10,503,878)        (3,112,222)          (39,530,798)
                                                            ------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                             186,513,495         71,976,976           119,796,827
                                                            ------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations           $    170,734,137   $     72,842,924      $     80,587,535
                                                            ============================================================

                                                             VALIC Company I         Vanguard             Vanguard
                                                             Income & Growth   Long-Term Corporate   Long-Term Treasury
                                                                  Fund                 Fund                 Fund
                                                            -----------------------------------------------------------
                                                               Division 21         Division 22          Division 23
                                                            -----------------------------------------------------------
STATEMENT OF NET ASSETS
As of December 31, 2003

Assets:
   Investments in Shares Of Mutual Funds, at Fair Value     $    234,884,216     $    186,911,442     $    314,886,345
   Balance Due From (To) VALIC General Account, Net                  (86,038)            (215,433)            (209,174)
   Receivable (Payable) For Mutual Fund Sales (Purchases)            333,016              309,305              601,702
                                                            -----------------------------------------------------------
Net Assets                                                  $    235,131,194     $    187,005,314     $    315,278,873
                                                            ===========================================================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of
      Applicable Contract Loans - Partial Withdrawals
      with Right of Reinvestment)                           $    234,972,197     $    186,946,543     $    315,226,201
   Reserves For Annuity Contracts On Benefit                         158,997               58,771               52,672
                                                            -----------------------------------------------------------
Total Contract Owner Reserves                                    235,131,194          187,005,314          315,278,873
   Capital Surplus                                                        --                   --                   --
                                                            -----------------------------------------------------------
Total Contract Owner Reserves and Capital Surplus           $    235,131,194     $    187,005,314     $    315,278,873
                                                            ===========================================================
Net Assets Attributable To:
   Accumulation Units Outstanding                           $    234,972,197     $    186,946,543     $    315,226,201
   Contracts in Payout (Annuitization) Period                        158,997               58,771               52,672
   Funds Retained in Separate Account A by VALIC                          --                   --                   --
                                                            -----------------------------------------------------------
Total Net Assets                                            $    235,131,194     $    187,005,314     $    315,278,873
                                                            ===========================================================
Total Units Outstanding                                      164,856,932.650      110,831,412.440      182,935,363.530
                                                            ===========================================================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

Investment Income:
   Dividends From Mutual Funds                              $      2,992,005     $     10,604,937     $     16,475,279
Expenses:
   Mortality And Expense Risk Charge                               1,933,397            2,252,167            4,142,582
   Reimbursements Of Expenses                                             --             (468,488)            (853,905)
                                                            -----------------------------------------------------------
Net Investment Income (Loss)                                $      1,058,608     $      8,821,258     $     13,186,602
                                                            -----------------------------------------------------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares       $     (4,967,309)    $      2,139,222     $      4,354,935
   Realized Gain Distributions From Mutual Funds                          --                   --            4,002,188
                                                            -----------------------------------------------------------
Net Realized Gains (Losses)                                       (4,967,309)           2,139,222            8,357,123
                                                            -----------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                              55,196,032           (2,022,188)         (16,687,161)
                                                            -----------------------------------------------------------
Increase (Decrease) In Net Assets From Operations           $     51,287,331     $      8,938,292     $      4,856,564
                                                            ===========================================================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

               Statements of Net Assets and Operations (Continued)

                                                                Vanguard           Vanguard             Putnam
                                                               Windsor II         Wellington      New Opportunities
                                                                  Fund               Fund                Fund
                                                            -------------------------------------------------------
                                                               Division 24        Division 25        Division 26
                                                            -------------------------------------------------------
STATEMENT OF NET ASSETS
As of December 31, 2003

Assets:
   Investments in Shares Of Mutual Funds, at Fair Value     $  1,104,923,770   $    958,979,480   $    683,248,058
   Balance Due From (To) VALIC General Account, Net                 (155,277)          (356,903)          (382,691)
   Receivable (Payable) For Mutual Fund Sales (Purchases)          1,505,207          1,387,456          1,276,017
                                                            -------------------------------------------------------
Net Assets                                                  $  1,106,273,700   $    960,010,033   $    684,141,384
                                                            =======================================================

Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of
      Applicable Contract Loans - Partial Withdrawals
      with Right of Reinvestment)                           $  1,105,910,078   $    959,458,219   $    684,046,313
   Reserves For Annuity Contracts On Benefit                         363,622            551,814             95,071
                                                            -------------------------------------------------------
Total Contract Owner Reserves                                  1,106,273,700        960,010,033        684,141,384
   Capital Surplus                                                        --                 --                 --
                                                            -------------------------------------------------------
Total Contract Owner Reserves and Capital Surplus           $  1,106,273,700   $    960,010,033   $    684,141,384
                                                            =======================================================

Net Assets Attributable To:
   Accumulation Units Outstanding                           $  1,105,910,078   $    959,458,219   $    684,046,313
   Contracts in Payout (Annuitization) Period                        363,622            551,814             95,071
   Funds Retained in Separate Account A by VALIC                          --                 --                 --
                                                            -------------------------------------------------------
Total Net Assets                                            $  1,106,273,700   $    960,010,033   $    684,141,384
                                                            =======================================================

Total Units Outstanding                                      603,231,552.510    505,104,818.270    626,300,688.180
                                                            =======================================================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

Investment Income:
   Dividends From Mutual Funds                              $     21,192,028   $     23,894,692   $             --
Expenses:
   Mortality And Expense Risk Charge                              10,755,848          9,615,340          7,260,626
   Reimbursements Of Expenses                                             --                 --         (1,519,381)
                                                            -------------------------------------------------------
Net Investment Income (Loss)                                $     10,436,180   $     14,279,352   $     (5,741,245)
                                                            -------------------------------------------------------

Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares       $     (5,552,419)  $     (1,868,139)  $    (46,359,834)
   Realized Gain Distributions From Mutual Funds                          --                 --                 --
                                                            -------------------------------------------------------
Net Realized Gains (Losses)                                       (5,552,419)        (1,868,139)       (46,359,834)
                                                            -------------------------------------------------------

Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                             230,994,376        135,987,336        219,717,336
                                                            -------------------------------------------------------

Increase (Decrease) In Net Assets From Operations           $    235,878,137   $    148,398,549   $    167,616,257
                                                            =======================================================

                                                               Putnam OTC            Putnam        VALIC Company I
                                                            & Emerging Growth     Global Equity    Large Cap Growth
                                                                  Fund                 Fund             Fund
                                                            -------------------------------------------------------
                                                               Division 27         Division 28        Division 30
                                                            -------------------------------------------------------
STATEMENT OF NET ASSETS
As of December 31, 2003

Assets:
   Investments in Shares Of Mutual Funds, at Fair Value     $    230,147,766    $    402,542,853   $    478,920,495
   Balance Due From (To) VALIC General Account, Net                 (509,678)           (220,943)          (168,633)
   Receivable (Payable) For Mutual Fund Sales (Purchases)            848,004             783,558            730,089
                                                            -------------------------------------------------------
Net Assets                                                  $    230,486,092    $    403,105,468   $    479,481,951
                                                            =======================================================

Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of
      Applicable Contract Loans - Partial Withdrawals
      with Right of Reinvestment)                           $    230,454,279    $    403,026,083   $    479,412,852
   Reserves For Annuity Contracts On Benefit                          31,813              79,385             69,099
                                                            -------------------------------------------------------
Total Contract Owner Reserves                                    230,486,092         403,105,468        479,481,951
   Capital Surplus                                                        --                  --                 --
                                                            -------------------------------------------------------
Total Contract Owner Reserves and Capital Surplus           $    230,486,092    $    403,105,468   $    479,481,951
                                                            =======================================================

Net Assets Attributable To:
   Accumulation Units Outstanding                           $    230,454,279    $    403,026,083   $    479,412,852
   Contracts in Payout (Annuitization) Period                         31,813              79,385             69,099
   Funds Retained in Separate Account A by VALIC                          --                  --                 --
                                                            -------------------------------------------------------
Total Net Assets                                            $    230,486,092    $    403,105,468   $    479,481,951
                                                            =======================================================

Total Units Outstanding                                      415,501,882.310     342,449,555.230    445,027,317.900
                                                            =======================================================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

Investment Income:
   Dividends From Mutual Funds                              $             --    $      8,248,298   $         78,507
Expenses:
   Mortality And Expense Risk Charge                               2,467,652           4,148,207          4,033,360
   Reimbursements Of Expenses                                       (504,752)           (862,110)                --
                                                            -------------------------------------------------------
Net Investment Income (Loss)                                $     (1,962,900)   $      4,962,201   $     (3,954,853)
                                                            -------------------------------------------------------

Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares       $    (73,437,698)   $    (26,507,905)  $    (24,444,716)
   Realized Gain Distributions From Mutual Funds                          --                  --                 --
                                                            -------------------------------------------------------
Net Realized Gains (Losses)                                      (73,437,698)        (26,507,905)       (24,444,716)
                                                            -------------------------------------------------------

Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                             134,202,029         109,331,641        124,800,234
                                                            -------------------------------------------------------

Increase (Decrease) In Net Assets From Operations           $     58,801,431    $     87,785,937   $     96,400,665
                                                            =======================================================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

               Statements of Net Assets and Operations (Continued)

                                                                American          Templeton           VALIC Company II
                                                              Century Ultra        Foreign        International Growth II
                                                                  Fund               Fund                  Fund
                                                            -------------------------------------------------------------
                                                               Division 31        Division 32           Division 33
                                                            -------------------------------------------------------------
STATEMENT OF NET ASSETS
As of December 31, 2003

Assets:
   Investments in Shares Of Mutual Funds, at Fair Value     $  1,081,805,427   $    441,626,034       $    29,870,736
   Balance Due From (To) VALIC General Account, Net                 (418,264)          (312,867)              (52,832)
   Receivable (Payable) For Mutual Fund Sales (Purchases)          1,828,692            555,131                62,012
                                                            -------------------------------------------------------------
Net Assets                                                  $  1,083,215,855   $    441,868,298       $    29,879,916
                                                            =============================================================

Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of
      Applicable Contract Loans - Partial Withdrawals
      with Right of Reinvestment)                           $  1,082,933,494   $    441,743,382       $    22,351,255
   Reserves For Annuity Contracts On Benefit                         282,361            124,916                    --
                                                            -------------------------------------------------------------
Total Contract Owner Reserves                                  1,083,215,855        441,868,298            22,351,255
   Capital Surplus                                                        --                 --             7,528,661
                                                            -------------------------------------------------------------
Total Contract Owner Reserves and Capital Surplus           $  1,083,215,855   $    441,868,298       $    29,879,916
                                                            =============================================================

Net Assets Attributable To:
   Accumulation Units Outstanding                           $  1,082,933,494   $    441,743,382       $    22,351,255
   Contracts in Payout (Annuitization) Period                        282,361            124,916                    --
   Funds Retained in Separate Account A by VALIC                          --                 --             7,528,661
                                                            -------------------------------------------------------------
Total Net Assets                                            $  1,083,215,855   $    441,868,298       $    29,879,916
                                                            =============================================================
Total Units Outstanding                                      717,627,027.710    293,417,978.700        19,541,814.840
                                                            =============================================================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

Investment Income:
   Dividends From Mutual Funds                              $             --   $      7,569,955       $       243,558
Expenses:
   Mortality And Expense Risk Charge                              10,847,012          4,199,123               147,985
   Reimbursements Of Expenses                                     (1,867,668)          (860,984)              (39,695)
                                                            -------------------------------------------------------------
Net Investment Income (Loss)                                $     (8,979,344)  $      4,231,816       $       135,268
                                                            -------------------------------------------------------------

Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares       $    (15,584,829)  $        660,134       $     1,608,408
   Realized Gain Distributions From Mutual Funds                          --                 --                    --
                                                            -------------------------------------------------------------
Net Realized Gains (Losses)                                      (15,584,829)           660,134             1,608,408
                                                            -------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                             231,558,532         90,846,093             4,480,565
                                                            -------------------------------------------------------------

Increase (Decrease) In Net Assets From Operations           $    206,994,359   $     95,738,043       $     6,224,241
                                                            =============================================================

                                                            VALIC Company II   VALIC Company II   VALIC Company II
                                                            Small Cap Growth    Small Cap Value    Mid Cap Growth
                                                                  Fund               Fund               Fund
                                                            ------------------------------------------------------
                                                               Division 35        Division 36        Division 37
                                                            ------------------------------------------------------
STATEMENT OF NET ASSETS
As of December 31, 2003

Assets:
   Investments in Shares Of Mutual Funds, at Fair Value     $    47,442,867    $    64,953,244    $    47,991,268
   Balance Due From (To) VALIC General Account, Net                  63,071            (83,065)           (43,903)
   Receivable (Payable) For Mutual Fund Sales (Purchases)           (55,492)           148,924             81,961
                                                            ------------------------------------------------------
Net Assets                                                  $    47,450,446    $    65,019,103    $    48,029,326
                                                            ======================================================

Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of
      Applicable Contract Loans - Partial Withdrawals
      with Right of Reinvestment)                           $    42,578,431    $    58,457,607    $    44,247,018
   Reserves For Annuity Contracts On Benefit                         12,940             34,224              6,837
                                                            ------------------------------------------------------
Total Contract Owner Reserves                                    42,591,371         58,491,831         44,253,855
   Capital Surplus                                                4,859,075          6,527,272          3,775,471
                                                            ------------------------------------------------------
Total Contract Owner Reserves and Capital Surplus           $    47,450,446    $    65,019,103    $    48,029,326
                                                            ======================================================

Net Assets Attributable To:
   Accumulation Units Outstanding                           $    42,578,431    $    58,457,607    $    44,247,018
   Contracts in Payout (Annuitization) Period                        12,940             34,224              6,837
   Funds Retained in Separate Account A by VALIC                  4,859,075          6,527,272          3,775,471
                                                            ------------------------------------------------------
Total Net Assets                                            $    47,450,446    $    65,019,103    $    48,029,326
                                                            ======================================================
Total Units Outstanding                                      32,553,035.640     34,839,930.160     47,428,895.710
                                                            ======================================================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

Investment Income:
   Dividends From Mutual Funds                              $            --    $       214,507    $            --
Expenses:
   Mortality And Expense Risk Charge                                245,334            399,671            308,017
   Reimbursements Of Expenses                                       (70,958)          (107,469)           (80,778)
                                                            ------------------------------------------------------
Net Investment Income (Loss)                                $      (174,376)   $       (77,695)   $      (227,239)
                                                            ------------------------------------------------------

Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares       $       263,055    $      (354,833)   $    (1,095,047)
   Realized Gain Distributions From Mutual Funds                         --                 --                 --
                                                            ------------------------------------------------------
Net Realized Gains (Losses)                                         263,055           (354,833)        (1,095,047)
                                                            ------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                             12,301,781         17,169,826         12,879,085
                                                            ------------------------------------------------------

Increase (Decrease) In Net Assets From Operations           $    12,390,460    $    16,737,298    $    11,556,799
                                                            ======================================================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

               Statements of Net Assets and Operations (Continued)

                                                            VALIC Company II     VALIC Company II     VALIC Company II
                                                             Mid Cap Value     Capital Appreciation   Large Cap Value
                                                                  Fund                 Fund                Fund
                                                            ----------------------------------------------------------
                                                              Division 38           Division 39          Division 40
                                                            ----------------------------------------------------------
STATEMENT OF NET ASSETS
As of December 31, 2003

Assets:
   Investments in Shares Of Mutual Funds, at Fair Value      $   165,398,401     $    22,179,073       $    40,462,750
   Balance Due From (To) VALIC General Account, Net                  288,139             (45,663)              (75,850)
   Receivable (Payable) For Mutual Fund Sales (Purchases)           (173,356)             59,274               101,910
                                                            ----------------------------------------------------------
Net Assets                                                   $   165,513,184     $    22,192,684       $    40,488,810
                                                            ==========================================================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of
      Applicable Contract Loans - Partial Withdrawals
      with Right of Reinvestment)                            $   159,700,814     $    20,084,783       $    37,243,428
   Reserves For Annuity Contracts On Benefit                          62,267                  --                    --
                                                            ----------------------------------------------------------
Total Contract Owner Reserves                                    159,763,081          20,084,783            37,243,428
   Capital Surplus                                                 5,750,103           2,107,901             3,245,382
                                                            ----------------------------------------------------------
Total Contract Owner Reserves and Capital Surplus            $   165,513,184     $    22,192,684       $    40,488,810
                                                            ==========================================================

Net Assets Attributable To:
   Accumulation Units Outstanding                            $   159,700,814     $    20,084,783       $    37,243,428
   Contracts in Payout (Annuitization) Period                         62,267                  --                    --
   Funds Retained in Separate Account A by VALIC                   5,750,103           2,107,901             3,245,382
                                                            ----------------------------------------------------------
Total Net Assets                                             $   165,513,184     $    22,192,684       $    40,488,810
                                                            ==========================================================

Total Units Outstanding                                       69,023,823.730      23,085,452.930        25,244,192.920
                                                            ==========================================================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

Investment Income:
   Dividends From Mutual Funds                               $       100,475     $         8,904       $       413,732
Expenses:
   Mortality And Expense Risk Charge                               1,002,265             125,008               238,001
   Reimbursements Of Expenses                                       (270,347)            (42,988)              (63,537)
                                                            ----------------------------------------------------------
Net Investment Income (Loss)                                 $      (631,443)    $       (73,116)      $       239,268
                                                            ----------------------------------------------------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares        $        96,524     $      (631,082)      $       (18,632)
   Realized Gain Distributions From Mutual Funds                          --                  --                    --
                                                            ----------------------------------------------------------
Net Realized Gains (Losses)                                           96,524            (631,082)              (18,632)
                                                            ----------------------------------------------------------

Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                              43,423,795           5,063,805             6,930,486
                                                            ----------------------------------------------------------

Increase (Decrease) In Net Assets From Operations            $    42,888,876     $     4,359,607       $     7,151,122
                                                            ==========================================================

                                                              VALIC Company II     VALIC Company II   VALIC Company I
                                                            Socially Responsible   Money Market II        Growth
                                                                    Fund                Fund               Fund
                                                            ---------------------------------------------------------
                                                                Division 41          Division 44        Division 45
                                                            ---------------------------------------------------------
STATEMENT OF NET ASSETS
As of December 31, 2003

Assets:
   Investments in Shares Of Mutual Funds, at Fair Value        $   14,565,489       $    74,162,490    $    1,925,032
   Balance Due From (To) VALIC General Account, Net                    40,757              (624,528)          (19,499)
   Receivable (Payable) For Mutual Fund Sales (Purchases)             (41,279)              657,229            23,170
                                                            ---------------------------------------------------------
Net Assets                                                     $   14,564,967       $    74,195,191    $    1,928,703
                                                            =========================================================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of
      Applicable Contract Loans - Partial Withdrawals
      with Right of Reinvestment)                              $    9,429,328       $    71,202,608    $    1,928,703
   Reserves For Annuity Contracts On Benefit                               --                65,099                --
                                                            ---------------------------------------------------------
Total Contract Owner Reserves                                       9,429,328            71,267,707         1,928,703
   Capital Surplus                                                  5,135,639             2,927,484                --
                                                            ---------------------------------------------------------

Total Contract Owner Reserves and Capital Surplus              $   14,564,967       $    74,195,191    $    1,928,703
                                                            =========================================================
Net Assets Attributable To:
   Accumulation Units Outstanding                              $    9,429,328       $    71,202,608    $    1,928,703
   Contracts in Payout (Annuitization) Period                              --                65,099                --
   Funds Retained in Separate Account A by VALIC                    5,135,639             2,927,484                --
                                                            ---------------------------------------------------------
Total Net Assets                                               $   14,564,967       $    74,195,191    $    1,928,703
                                                            =========================================================

Total Units Outstanding                                         8,149,993.670        61,977,385.050     4,117,630.550
                                                            =========================================================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

Investment Income:
   Dividends From Mutual Funds                                 $       97,502       $       493,333    $           --
Expenses:
   Mortality And Expense Risk Charge                                   56,645               722,296            14,171
   Reimbursements Of Expenses                                         (18,060)             (189,273)               --
                                                            ---------------------------------------------------------
Net Investment Income (Loss)                                   $       58,917       $       (39,690)   $      (14,171)
                                                            ---------------------------------------------------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares          $     (169,872)      $            --    $       (7,887)
   Realized Gain Distributions From Mutual Funds                           --                    --                --
                                                            ---------------------------------------------------------
Net Realized Gains (Losses)                                          (169,872)                   --            (7,887)
                                                            ---------------------------------------------------------

Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                                3,058,553                    --           327,415
                                                            ---------------------------------------------------------

Increase (Decrease) In Net Assets From Operations              $    2,947,598       $       (39,690)   $      305,357
                                                            =========================================================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

               Statements of Net Assets and Operations (Continued)

                                                              VALIC Company I            Janus          VALIC Company II
                                                            Nasdaq-100 (R) Index   Adviser Worldwide   Aggressive Growth
                                                                    Fund                  Fund           Lifestyle Fund
                                                            ------------------------------------------------------------
                                                                 Division 46          Division 47         Division 48
                                                            ------------------------------------------------------------
STATEMENT OF NET ASSETS
As of December 31, 2003

Assets:
   Investments in Shares Of Mutual Funds, at Fair Value       $     89,146,882      $    41,305,853     $    33,883,857
   Balance Due From (To) VALIC General Account, Net                   (401,636)            (194,029)             (9,879)
   Receivable (Payable) For Mutual Fund Sales (Purchases)              443,948              297,202              11,244
                                                            ------------------------------------------------------------
Net Assets                                                    $     89,189,194      $    41,409,026     $    33,885,222
                                                            ============================================================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of
      Applicable Contract Loans - Partial Withdrawals
      with Right of Reinvestment)                             $     89,189,194      $    41,397,471     $    27,443,227
   Reserves For Annuity Contracts On Benefit                                --               11,555                  --
                                                            ------------------------------------------------------------
Total Contract Owner Reserves                                       89,189,194           41,409,026          27,443,227
   Capital Surplus                                                          --                   --           6,441,995
                                                            ------------------------------------------------------------
Total Contract Owner Reserves and Capital Surplus             $     89,189,194      $    41,409,026     $    33,885,222
                                                            ============================================================
Net Assets Attributable To:
   Accumulation Units Outstanding                             $     89,189,194      $    41,397,471     $    27,443,227
   Contracts in Payout (Annuitization) Period                               --               11,555                  --
   Funds Retained in Separate Account A by VALIC                            --                   --           6,441,995
                                                            ------------------------------------------------------------
Total Net Assets                                              $     89,189,194      $    41,409,026     $    33,885,222
                                                            ============================================================

Total Units Outstanding                                        205,650,520.110       65,100,654.510      21,228,525.800
                                                            ============================================================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

Investment Income:
   Dividends From Mutual Funds                                $             --      $       233,393     $       254,989
Expenses:
   Mortality And Expense Risk Charge                                   513,058              431,598             188,487
   Reimbursements Of Expenses                                               --              (89,027)            (50,803)
                                                            ------------------------------------------------------------
Net Investment Income (Loss)                                  $       (513,058)     $      (109,178)    $       117,305
                                                            ------------------------------------------------------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares         $      2,051,802      $    (2,505,530)    $      (119,404)
   Realized Gain Distributions From Mutual Funds                            --                   --                  --
                                                            ------------------------------------------------------------
Net Realized Gains (Losses)                                          2,051,802           (2,505,530)           (119,404)
                                                            ------------------------------------------------------------

Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                                17,999,554           10,173,450           6,899,183
                                                            ------------------------------------------------------------

Increase (Decrease) In Net Assets From Operations             $     19,538,298      $     7,558,742     $     6,897,084
                                                            ============================================================

                                                            VALIC Company II    VALIC Company II     Vanguard LifeStrategy
                                                            Moderate Growth    Conservative Growth          Growth
                                                             Lifestyle Fund      Lifestyle Fund              Fund
                                                            --------------------------------------------------------------
                                                               Division 49         Division 50            Division 52
                                                            --------------------------------------------------------------
STATEMENT OF NET ASSETS
As of December 31, 2003

Assets:
   Investments in Shares Of Mutual Funds, at Fair Value      $    55,128,638     $    28,956,572        $    87,700,061
   Balance Due From (To) VALIC General Account, Net                  (28,229)               (347)               (42,367)
   Receivable (Payable) For Mutual Fund Sales (Purchases)             64,864                (519)                76,622
                                                            --------------------------------------------------------------
Net Assets                                                   $    55,165,273     $    28,955,706        $    87,734,316
                                                            ==============================================================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of
      Applicable Contract Loans - Partial Withdrawals
      with Right of Reinvestment)                            $    48,217,027     $    21,823,934        $    87,728,375
   Reserves For Annuity Contracts On Benefit                              --                  --                  5,941
                                                            --------------------------------------------------------------
Total Contract Owner Reserves                                     48,217,027          21,823,934             87,734,316
   Capital Surplus                                                 6,948,246           7,131,772                     --
                                                            --------------------------------------------------------------
Total Contract Owner Reserves and Capital Surplus            $    55,165,273     $    28,955,706        $    87,734,316
                                                            ==============================================================
Net Assets Attributable To:
   Accumulation Units Outstanding                            $    48,217,027     $    21,823,934        $    87,728,375
   Contracts in Payout (Annuitization) Period                             --                  --                  5,941
   Funds Retained in Separate Account A by VALIC                   6,948,246           7,131,772                     --
                                                            --------------------------------------------------------------
Total Net Assets                                             $    55,165,273     $    28,955,706        $    87,734,316
                                                            ==============================================================

Total Units Outstanding                                       34,144,418.640      15,229,394.970         72,256,909.980
                                                            ==============================================================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

Investment Income:
   Dividends From Mutual Funds                               $     1,004,036     $       741,300        $     1,276,166
Expenses:
   Mortality And Expense Risk Charge                                 330,830             154,512                682,121
   Reimbursements Of Expenses                                        (92,829)            (42,069)                    --
                                                            --------------------------------------------------------------
Net Investment Income (Loss)                                 $       766,035     $       628,857        $       594,045
                                                            --------------------------------------------------------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares        $       (93,066)    $        58,219        $      (154,019)
   Realized Gain Distributions From Mutual Funds                          --                  --                     --
                                                            --------------------------------------------------------------
Net Realized Gains (Losses)                                          (93,066)             58,219               (154,019)
                                                            --------------------------------------------------------------

Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                               8,594,912           3,012,425             16,648,037
                                                            --------------------------------------------------------------

Increase (Decrease) In Net Assets From Operations            $     9,267,881     $     3,699,501        $    17,088,063
                                                            ==============================================================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                       The Variable Annuity Life Insurance
                                     Company

               Statements of Net Assets and Operations (Continued)

                                                            Vanguard LifeStrategy   Vanguard LifeStrategy       Evergreen
                                                               Moderate Growth       Conservative Growth     Special Values
                                                                    Fund                     Fund                 Fund
                                                            ----------------------------------------------------------------
                                                                 Division 53             Division 54           Division 55
                                                            ----------------------------------------------------------------
STATEMENT OF NET ASSETS
As of December 31, 2003
Assets:
   Investments in Shares Of Mutual Funds, at Fair Value        $   109,547,961         $    33,920,649       $   144,534,715
   Balance Due From (To) VALIC General Account, Net                   (113,329)                (51,185)              (99,891)
   Receivable (Payable) For Mutual Fund Sales (Purchases)              135,838                  65,581               306,377
                                                            ----------------------------------------------------------------
Net Assets                                                     $   109,570,470         $    33,935,045       $   144,741,201
                                                            ================================================================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of
      Applicable Contract Loans - Partial Withdrawals
      with Right of Reinvestment)                              $   109,559,902         $    33,935,045       $   144,712,604
   Reserves For Annuity Contracts On Benefit                            10,568                      --                28,597
                                                            ----------------------------------------------------------------
Total Contract Owner Reserves                                      109,570,470              33,935,045           144,741,201
   Capital Surplus                                                          --                      --                    --
                                                            ----------------------------------------------------------------
Total Contract Owner Reserves and Capital Surplus              $   109,570,470         $    33,935,045       $   144,741,201
                                                            ================================================================
Net Assets Attributable To:
   Accumulation Units Outstanding                              $   109,559,902         $    33,935,045       $   144,712,604
   Contracts in Payout (Annuitization) Period                           10,568                      --                28,597
   Funds Retained in Separate Account A by VALIC                            --                      --                    --
                                                            ----------------------------------------------------------------
Total Net Assets                                               $   109,570,470         $    33,935,045       $   144,741,201
                                                            ================================================================
Total Units Outstanding                                         87,904,505.730          26,982,909.490        94,578,690.580
                                                            ================================================================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

Investment Income:
   Dividends From Mutual Funds                                 $     2,143,051         $       775,332       $            --
Expenses:
   Mortality And Expense Risk Charge                                   850,223                 285,189             1,319,874
   Reimbursements Of Expenses                                               --                      --              (272,768)
                                                            ----------------------------------------------------------------
Net Investment Income (Loss)                                   $     1,292,828         $       490,143       $    (1,047,106)
                                                            ----------------------------------------------------------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares          $       (64,299)        $        25,951       $    (2,972,440)
   Realized Gain Distributions From Mutual Funds                            --                      --                    --
                                                            ----------------------------------------------------------------
Net Realized Gains (Losses)                                            (64,299)                 25,951            (2,972,440)
                                                            ----------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                                16,070,085               3,402,535            36,720,572
                                                            ----------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations              $    17,298,614         $     3,918,629       $    32,701,026
                                                            ================================================================

                                                               Evergreen         Evergreen      VALIC Company II
                                                            Growth & Income    Equity Income        Core Bond
                                                                  Fund              Fund              Fund
                                                            ----------------------------------------------------
                                                              Division 56       Division 57        Division 58
                                                            ----------------------------------------------------
STATEMENT OF NET ASSETS
As of December 31, 2003
Assets:
   Investments in Shares Of Mutual Funds, at Fair Value     $    22,524,272   $    16,747,741    $    32,785,154
   Balance Due From (To) VALIC General Account, Net                  (5,930)           21,321            (35,358)
   Receivable (Payable) For Mutual Fund Sales (Purchases)             7,157             5,661             47,208
                                                            ----------------------------------------------------
Net Assets                                                  $    22,525,499   $    16,774,723    $    32,797,004
                                                            ====================================================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of
      Applicable Contract Loans - Partial Withdrawals
      with Right of Reinvestment)                           $    22,525,499   $    16,774,723    $    26,632,166
                                                            ----------------------------------------------------
   Reserves For Annuity Contracts On Benefit                             --                --             17,891
Total Contract Owner Reserves                                    22,525,499        16,774,723         26,650,057
   Capital Surplus                                                       --                --          6,146,947
                                                            ----------------------------------------------------
Total Contract Owner Reserves and Capital Surplus           $    22,525,499   $    16,774,723    $    32,797,004
                                                            ====================================================
Net Assets Attributable To:
   Accumulation Units Outstanding                           $    22,525,499   $    16,774,723    $    26,632,166
   Contracts in Payout (Annuitization) Period                            --                --             17,891
   Funds Retained in Separate Account A by VALIC                         --                --          6,146,947
                                                            ----------------------------------------------------
Total Net Assets                                            $    22,525,499   $    16,774,723    $    32,797,004
                                                            ====================================================
Total Units Outstanding                                      24,107,616.760    15,200,892.160     20,584,474.220
                                                            ====================================================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

Investment Income:
   Dividends From Mutual Funds                              $        12,046   $       207,733    $       893,537
Expenses:
   Mortality And Expense Risk Charge                                106,760           141,471            208,492
   Reimbursements Of Expenses                                       (21,812)          (29,141)           (59,697)
                                                            ----------------------------------------------------
Net Investment Income (Loss)                                $       (72,902)  $        95,403    $       744,742
                                                            ----------------------------------------------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares       $       (46,060)  $      (425,857)   $       249,257
   Realized Gain Distributions From Mutual Funds                  1,112,719                --            722,850
                                                            ----------------------------------------------------
Net Realized Gains (Losses)                                       1,066,659          (425,857)           972,107
                                                            ----------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                           1,698,635         3,430,205           (718,550)
                                                            ----------------------------------------------------
Increase (Decrease) In Net Assets From Operations           $     2,692,392   $     3,099,751    $       998,299
                                                            ====================================================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                       The Variable Annuity Life Insurance
                                     Company

               Statements of Net Assets and Operations (Continued)

                                                            VALIC Company II   VALIC Company II
                                                             Strategic Bond     High Yield Bond        Janus
                                                                  Fund               Fund               Fund
                                                            -----------------------------------------------------
                                                               Division 59        Division 60       Division 61
                                                            -----------------------------------------------------
STATEMENT OF NET ASSETS
As of December 31, 2003

Assets:
   Investments in Shares Of Mutual Funds, at Fair Value      $    59,328,342    $    53,321,053   $    57,895,499
   Balance Due From (To) VALIC General Account, Net                   14,943             62,546          (131,078)
   Receivable (Payable) For Mutual Fund Sales (Purchases)             53,215            (47,605)          270,698
                                                            -----------------------------------------------------
Net Assets                                                   $    59,396,500    $    53,335,994   $    58,035,119
                                                            =====================================================

Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of
      Applicable Contract Loans - Partial Withdrawals
      with Right of Reinvestment)                            $    52,499,256    $    46,587,646   $    58,035,119
   Reserves For Annuity Contracts On Benefit                          22,426             12,921                --
                                                            -----------------------------------------------------
Total Contract Owner Reserves                                     52,521,682         46,600,567        58,035,119
   Capital Surplus                                                 6,874,818          6,735,427                --
                                                            -----------------------------------------------------
Total Contract Owner Reserves and Capital Surplus            $    59,396,500    $    53,335,994   $    58,035,119
                                                            =====================================================
Net Assets Attributable To:
   Accumulation Units Outstanding                            $    52,499,256    $    46,587,646   $    58,035,119
   Contracts in Payout (Annuitization) Period                         22,426             12,921                --
   Funds Retained in Separate Account A by VALIC                   6,874,818          6,735,427                --
                                                            -----------------------------------------------------
Total Net Assets                                             $    59,396,500    $    53,335,994   $    58,035,119
                                                            =====================================================
Total Units Outstanding                                       34,694,288.940     35,031,815.800    99,604,145.730
                                                            =====================================================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

Investment Income:
   Dividends From Mutual Funds                               $     2,535,184    $     3,361,756   $            --
Expenses:
   Mortality And Expense Risk Charge                                 315,994            280,764           581,998
   Reimbursements Of Expenses                                        (82,551)           (72,328)         (120,985)
                                                            -----------------------------------------------------
Net Investment Income (Loss)                                 $     2,301,741    $     3,153,320   $      (461,013)
                                                            -----------------------------------------------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares        $       772,541    $     2,205,807   $    (1,791,828)
   Realized Gain Distributions From Mutual Funds                     502,420                 --                --
                                                            -----------------------------------------------------
Net Realized Gains (Losses)                                        1,274,961          2,205,807        (1,791,828)
                                                            -----------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                               3,065,090          3,407,471        15,465,440
                                                            -----------------------------------------------------
Increase (Decrease) In Net Assets From Operations            $     6,641,792    $     8,766,598   $    13,212,599
                                                            =====================================================

                                                               AIM Large       Credit Suisse       MSIF Trust
                                                               Cap Growth     Small Cap Growth   Mid Cap Growth
                                                                  Fund              Fund            Portfolio
                                                            ----------------------------------------------------
                                                              Division 62        Division 63       Division 64
                                                            ----------------------------------------------------
STATEMENT OF NET ASSETS
As of December 31, 2003
Assets:
   Investments in Shares Of Mutual Funds, at Fair Value     $    12,966,527    $    39,941,366   $    39,488,334
   Balance Due From (To) VALIC General Account, Net                  (8,113)            (8,020)         (199,436)
   Receivable (Payable) For Mutual Fund Sales (Purchases)            22,176             68,017           245,953
                                                            ----------------------------------------------------
Net Assets                                                  $    12,980,590    $    40,001,363   $    39,534,851
                                                            ====================================================

Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of
      Applicable Contract Loans - Partial Withdrawals
      with Right of Reinvestment)                           $    12,971,691    $    40,001,363   $    39,534,851
   Reserves For Annuity Contracts On Benefit                          8,899                 --                --
                                                            ----------------------------------------------------
Total Contract Owner Reserves                                    12,980,590         40,001,363        39,534,851
   Capital Surplus                                                       --                 --                --
                                                            ----------------------------------------------------
Total Contract Owner Reserves and Capital Surplus           $    12,980,590    $    40,001,363   $    39,534,851
                                                            ====================================================
Net Assets Attributable To:
   Accumulation Units Outstanding                           $    12,971,691    $    40,001,363   $    39,534,851
   Contracts in Payout (Annuitization) Period                         8,899                 --                --
   Funds Retained in Separate Account A by VALIC                         --                 --                --
                                                            ----------------------------------------------------
Total Net Assets                                            $    12,980,590    $    40,001,363   $    39,534,851
                                                            ====================================================
Total Units Outstanding                                      46,900,417.390     51,940,647.740    68,364,551.930
                                                            ====================================================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

Investment Income:
   Dividends From Mutual Funds                              $            --    $            --   $            --
Expenses:
   Mortality And Expense Risk Charge                                117,503            281,162           298,381
   Reimbursements Of Expenses                                       (24,467)           (58,019)          (62,171)
                                                            ----------------------------------------------------
Net Investment Income (Loss)                                $       (93,036)   $      (223,143)  $      (236,210)
                                                            ----------------------------------------------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares       $    (1,150,703)   $       137,867   $      (115,957)
   Realized Gain Distributions From Mutual Funds                         --                 --                --
                                                            ----------------------------------------------------
Net Realized Gains (Losses)                                      (1,150,703)           137,867          (115,957)
                                                            ----------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                              3,879,938          8,825,912         8,779,009
                                                            ----------------------------------------------------
Increase (Decrease) In Net Assets From Operations           $     2,636,199    $     8,740,636   $     8,426,842
                                                            ====================================================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

               Statements of Net Assets and Operations (Continued)

                                                               Evergreen            SIT                SIT
                                                             Special Equity   Small Cap Growth    Mid Cap Growth
                                                                  Fund              Fund              Fund
                                                            ----------------------------------------------------
                                                              Division 65        Division 66       Division 67
                                                            ----------------------------------------------------
STATEMENT OF NET ASSETS
As of December 31, 2003

Assets:
   Investments in Shares Of Mutual Funds, at Fair Value     $    39,775,679   $     73,311,359   $    16,645,678
   Balance Due From (To) VALIC General Account, Net                 249,588           (176,574)             (161)
   Receivable (Payable) For Mutual Fund Sales (Purchases)          (187,160)           257,565            20,328
                                                            ----------------------------------------------------
Net Assets                                                  $    39,838,107   $     73,392,350   $    16,665,845
                                                            ====================================================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of
      Applicable Contract Loans - Partial Withdrawals
      with Right of Reinvestment)                           $    39,822,474   $     73,383,719   $    16,661,804
   Reserves For Annuity Contracts On Benefit                         15,633              8,631             4,041
                                                            ----------------------------------------------------
Total Contract Owner Reserves                                    39,838,107         73,392,350        16,665,845
   Capital Surplus                                                       --                 --                --
                                                            ----------------------------------------------------
Total Contract Owner Reserves and Capital Surplus           $    39,838,107   $     73,392,350   $    16,665,845
                                                            ====================================================
Net Assets Attributable To:
   Accumulation Units Outstanding                           $    39,822,474   $     73,383,719   $    16,661,804
   Contracts in Payout (Annuitization) Period                        15,633              8,631             4,041
   Funds Retained in Separate Account A by VALIC                         --                 --                --
                                                            ----------------------------------------------------
Total Net Assets                                            $    39,838,107   $     73,392,350   $    16,665,845
                                                            ====================================================
Total Units Outstanding                                      45,183,678.180    122,493,983.390    33,376,745.310
                                                            ====================================================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

Investment Income:
   Dividends From Mutual Funds                              $            --   $             --   $            --
Expenses:
   Mortality And Expense Risk Charge                                199,860            625,008           134,814
   Reimbursements Of Expenses                                       (41,513)          (129,450)          (27,621)
                                                            ----------------------------------------------------
Net Investment Income (Loss)                                $      (158,347)  $       (495,558)  $      (107,193)
                                                            ----------------------------------------------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares       $     1,260,686   $         63,683   $      (152,479)
   Realized Gain Distributions From Mutual Funds                         --                 --                --
                                                            ----------------------------------------------------
Net Realized Gains (Losses)                                       1,260,686             63,683          (152,479)
                                                            ----------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                              5,068,067         15,542,532         3,721,059
                                                            ----------------------------------------------------
Increase (Decrease) In Net Assets From Operations           $     6,170,406   $     15,110,657   $     3,461,387
                                                            ====================================================

                                                                                    Ariel           Lou Holland
                                                                 Ariel          Appreciation          Growth
                                                                  Fund              Fund               Fund
                                                            -----------------------------------------------------
                                                              Division 68        Division 69        Division 70
                                                            -----------------------------------------------------
STATEMENT OF NET ASSETS
As of December 31, 2003

Assets:
   Investments in Shares Of Mutual Funds, at Fair Value     $    300,413,641   $    348,254,310   $    27,569,714
   Balance Due From (To) VALIC General Account, Net                  (86,598)           (95,184)           29,744
   Receivable (Payable) For Mutual Fund Sales (Purchases)            228,359            158,274           (12,788)
                                                            -----------------------------------------------------
Net Assets                                                  $    300,555,402   $    348,317,400   $    27,586,670
                                                            =====================================================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of
      Applicable Contract Loans - Partial Withdrawals
      with Right of Reinvestment)                           $    300,536,211   $    348,264,025   $    27,586,670
   Reserves For Annuity Contracts On Benefit                          19,191             53,375                --
                                                            -----------------------------------------------------
Total Contract Owner Reserves                                    300,555,402        348,317,400        27,586,670
   Capital Surplus                                                        --                 --                --
                                                            -----------------------------------------------------
Total Contract Owner Reserves and Capital Surplus           $    300,555,402   $    348,317,400   $    27,586,670
                                                            =====================================================
Net Assets Attributable To:
   Accumulation Units Outstanding                           $    300,536,211   $    348,264,025   $    27,586,670
   Contracts in Payout (Annuitization) Period                         19,191             53,375                --
   Funds Retained in Separate Account A by VALIC                          --                 --                --
                                                            -----------------------------------------------------
Total Net Assets                                            $    300,555,402   $    348,317,400   $    27,586,670
                                                            =====================================================
Total Units Outstanding                                      200,713,511.330    246,997,783.210    32,200,421.100
                                                            =====================================================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

Investment Income:
   Dividends From Mutual Funds                              $             --   $             --   $            --
Expenses:
   Mortality And Expense Risk Charge                               2,595,597          3,120,648           204,282
   Reimbursements Of Expenses                                       (539,299)          (645,878)          (42,211)
                                                            -----------------------------------------------------
Net Investment Income (Loss)                                $     (2,056,298)  $     (2,474,770)  $      (162,071)
                                                            -----------------------------------------------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares       $        533,352   $         39,275   $       (36,124)
   Realized Gain Distributions From Mutual Funds                          --                 --                --
                                                            -----------------------------------------------------
Net Realized Gains (Losses)                                          533,352             39,275           (36,124)
                                                            -----------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                              57,593,590         74,974,556         4,293,561
                                                            -----------------------------------------------------
Increase (Decrease) In Net Assets From Operations           $     56,070,644   $     72,539,061   $     4,095,366
                                                            =====================================================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

               Statements of Net Assets and Operations (Continued)

                                                                  Dreyfus BASIC         VALIC Company I
                                                            U.S. Mortgage Securities   Blue Chip Growth
                                                                      Fund                  Fund
                                                            -------------------------------------------
                                                                   Division 71            Division 72
                                                            -------------------------------------------
STATEMENT OF NET ASSETS
As of December 31, 2003

Assets:
   Investments in Shares Of Mutual Funds, at Fair Value         $   102,221,534        $    35,884,194
   Balance Due From (To) VALIC General Account, Net                    (147,167)                25,504
   Receivable (Payable) For Mutual Fund Sales (Purchases)               209,031                (12,983)
                                                            -------------------------------------------
Net Assets                                                      $   102,283,398        $    35,896,715
                                                            ===========================================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of
      Applicable Contract Loans - Partial Withdrawals
      with Right of Reinvestment)                               $   102,261,634        $    35,891,434
   Reserves For Annuity Contracts On Benefit                             21,764                  5,281
                                                            -------------------------------------------
Total Contract Owner Reserves                                       102,283,398             35,896,715
   Capital Surplus                                                           --                     --
                                                            -------------------------------------------
Total Contract Owner Reserves and Capital Surplus               $   102,283,398        $    35,896,715
                                                            ===========================================
Net Assets Attributable To:
   Accumulation Units Outstanding                               $   102,261,634        $    35,891,434
   Contracts in Payout (Annuitization) Period                            21,764                  5,281
   Funds Retained in Separate Account A by VALIC                             --                     --
                                                            -------------------------------------------
Total Net Assets                                                $   102,283,398        $    35,896,715
                                                            ===========================================
Total Units Outstanding                                          83,890,664.470         47,194,296.520
                                                            ===========================================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

Investment Income:
   Dividends From Mutual Funds                                  $     4,012,445        $            --
Expenses:
   Mortality And Expense Risk Charge                                  1,267,509                221,328
   Reimbursements Of Expenses                                          (260,251)                    --
                                                            -------------------------------------------
Net Investment Income (Loss)                                    $     3,005,187        $      (221,328)
                                                            -------------------------------------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares           $      (236,989)       $      (284,117)
   Realized Gain Distributions From Mutual Funds                        628,057                     --
                                                            -------------------------------------------
Net Realized Gains (Losses)                                             391,068               (284,117)
                                                            -------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                   (859,165)             6,514,299
   During The Period
                                                            -------------------------------------------
Increase (Decrease) In Net Assets From Operations               $     2,537,090        $     6,008,854
                                                            ===========================================

                                                             VALIC Company I   VALIC Company I
                                                            Health Sciences         Value
                                                                 Fund               Fund
                                                            ----------------------------------
                                                              Division 73        Division 74
                                                            ----------------------------------
STATEMENT OF NET ASSETS
As of December 31, 2003

Assets:
   Investments in Shares Of Mutual Funds, at Fair Value     $    113,505,592   $   13,945,728
   Balance Due From (To) VALIC General Account, Net                 (153,222)           5,726
   Receivable (Payable) For Mutual Fund Sales (Purchases)            265,213           (1,386)
                                                            ----------------------------------
Net Assets                                                  $    113,617,583   $   13,950,068
                                                            ==================================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of
      Applicable Contract Loans - Partial Withdrawals
      with Right of Reinvestment)                           $    113,561,998   $    3,818,110
   Reserves For Annuity Contracts On Benefit                          55,585               --
                                                            ----------------------------------
Total Contract Owner Reserves                                    113,617,583        3,818,110
   Capital Surplus                                                        --       10,131,958
                                                            ----------------------------------
Total Contract Owner Reserves and Capital Surplus           $    113,617,583   $   13,950,068
                                                            ==================================
Net Assets Attributable To:
   Accumulation Units Outstanding                           $    113,561,998   $    3,818,110
   Contracts in Payout (Annuitization) Period                         55,585               --
   Funds Retained in Separate Account A by VALIC                          --       10,131,958
                                                            ----------------------------------
Total Net Assets                                            $    113,617,583   $   13,950,068
                                                            ==================================
Total Units Outstanding                                      128,392,302.870    3,841,469.075
                                                            ==================================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

Investment Income:
   Dividends From Mutual Funds                              $             --   $      128,703
Expenses:
   Mortality And Expense Risk Charge                                 785,575           24,692
   Reimbursements Of Expenses                                             --               --
                                                            ----------------------------------
Net Investment Income (Loss)                                $       (785,575)  $      104,011
                                                            ----------------------------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares       $        569,381   $      159,294
   Realized Gain Distributions From Mutual Funds                          --               --
                                                            ----------------------------------
Net Realized Gains (Losses)                                          569,381          159,294
                                                            ----------------------------------
Net Change in Unrealized Appreciation (Depreciation)              23,770,873        2,462,349
   During The Period
                                                            ----------------------------------
Increase (Decrease) In Net Assets From Operations           $     23,554,679   $    2,725,654
                                                            ==================================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                        Schedule of Portfolio Investments
                                December 31, 2003

                                                                             Net Asset
                                                                               Value        Net Asset
Underlying Fund                                 Division        Shares       Per Share        Value            Cost
------------------------------------------------------------------------------------------------------------------------
VALIC Company I Capital Conservation Fund           1          418,086.564     $ 9.75    $    4,076,344   $    3,972,085
VALIC Company I Money Market I Fund                 2        2,024,907.000       1.00         2,024,907        2,024,907
VALIC Company I Mid Cap Index Fund                  4       74,992,876.527      18.83     1,412,115,865    1,377,318,099
VALIC Company I Asset Allocation Fund               5       14,826,666.144      12.11       179,550,927      183,647,038
VALIC Company I Money Market I Fund                 6      380,016,625.000       1.00       380,016,625      380,016,625
VALIC Company I Capital Conservation Fund           7        7,823,446.667       9.75        76,278,605       75,226,576
VALIC Company I Government Securities Fund          8       14,089,939.282      10.03       141,322,092      149,060,810
VALIC Company I Stock Index Fund                   10A       8,510,862.606      30.54       259,921,745      218,086,113
VALIC Company I Stock Index Fund                   10B         708,796.005      30.54        21,646,630       18,112,696
VALIC Company I Stock Index Fund                   10C     120,596,865.324      30.54     3,683,028,268    3,151,172,715
VALIC Company I Stock Index Fund                   10D         944,956.320      30.54        28,858,966       25,688,236
VALIC Company I International Equities Fund        11       18,002,375.332       6.77       121,876,081      108,763,279
VALIC Company I Social Awareness Fund              12       22,075,984.415      18.03       398,029,999      440,087,342
VALIC Company I International Government Bond      13       10,879,379.458      14.02       152,528,901      130,877,136
VALIC Company I Small Cap Index Fund               14       30,360,544.169      13.72       416,546,667      402,416,639
VALIC Company I Core Equity Fund                   15       53,523,822.603      11.68       625,158,248      830,842,102
VALIC Company I Growth & Income Fund               16       14,384,139.537      12.95       186,274,608      227,858,362
VALIC Company I Science & Technology Fund          17      131,445,306.443      11.33     1,489,275,320    2,830,689,850
VALIC Company I Small Cap Fund                     18       68,534,476.471       9.52       652,448,216      667,757,046
Templeton Global Asset Allocation Fund             19       17,801,603.514      18.78       334,314,114      329,992,722
VALIC Company I International Growth I Fund        20       55,698,116.416       7.31       407,153,232      473,600,297
VALIC Company I Income & Growth Fund               21       26,098,246.222       9.00       234,884,216      249,653,011
Vanguard Long-Term Corporate Fund                  22       20,163,046.602       9.27       186,911,442      181,019,503
Vanguard Long-Term Treasury Fund                   23       27,694,489.446      11.37       314,886,345      310,488,870
Vanguard Windsor II Fund                           24       41,710,976.557      26.49     1,104,923,770    1,131,609,783
Vanguard Wellington Fund                           25       33,286,340.889      28.81       958,979,480      939,666,219
Putnam New Opportunities Fund                      26       18,113,681.257      37.72       683,248,058    1,065,483,066
Putnam OTC & Emerging Growth Fund                  27       33,795,560.206       6.81       230,147,766      333,189,482
Putnam Global Equity Fund                          28       53,960,167.828       7.46       402,542,853      633,671,929
VALIC Company I Large Cap Growth Fund              30       76,750,079.327       6.24       478,920,495      697,862,534
American Century Ultra Fund                        31       40,593,074.184      26.65     1,081,805,427    1,355,905,289
Templeton Foreign Fund                             32       41,506,206.203      10.64       441,626,034      399,047,035
VALIC Company II International Growth II Fund      33        2,836,727.066      10.53        29,870,736       28,772,875
VALIC Company II Small Cap Growth Fund             35        4,409,188.383      10.76        47,442,867       44,681,311
VALIC Company II Small Cap Value Fund              36        4,928,167.147      13.18        64,953,244       55,640,940
VALIC Company II Mid Cap Growth Fund               37        7,703,253.291       6.23        47,991,268       48,193,454

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                        Schedule of Portfolio Investments
                          December 31, 2003 (Continued)

                                                                                     Net Asset
                                                                                       Value      Net Asset
Underlying Fund                                          Division       Shares       Per Share      Value          Cost
--------------------------------------------------------------------------------------------------------------------------
VALIC Company II Mid Cap Value Fund                         38      10,184,630.542     16.24     165,398,401   136,187,128
VALIC Company II Capital Appreciation Fund                  39       2,714,696.695      8.17      22,179,073    24,367,407
VALIC Company II Large Cap Value Fund                       40       3,319,339.623     12.19      40,462,750    35,801,246
VALIC Company II Socially Responsible Fund                  41       1,407,293.527     10.35      14,565,489    15,304,753
VALIC Company II Money Market II Fund                       44      74,162,490.000      1.00      74,162,490    74,162,490
VALIC Company I Growth Fund                                 45         405,269.684      4.75       1,925,032     1,799,023
VALIC Company I Nasdaq-100(R)Index Fund                     46      21,637,592.476      4.12      89,146,882    75,897,252
Janus Adviser Worldwide Fund                                47       1,565,208.488     26.39      41,305,853    43,759,203
VALIC Company II Aggressive Growth Lifestyle Fund           48       3,655,216.505      9.27      33,883,857    33,287,744
VALIC Company II Moderate Growth Lifestyle Fund             49       5,191,020.527     10.62      55,128,638    52,378,353
VALIC Company II Conservative Growth Lifestyle Fund         50       2,927,863.701      9.89      28,956,572    27,855,730
Vanguard LifeStrategy Growth Fund                           52       4,829,298.513     18.16      87,700,061    81,689,337
Vanguard LifeStrategy Moderate Growth Fund                  53       6,595,301.686     16.61     109,547,961   102,272,306
Vanguard LifeStrategy Conservative Growth Fund              54       2,332,919.395     14.54      33,920,649    31,958,901
Evergreen Special Values Fund                               55       6,002,272.218     24.08     144,534,715   123,764,212
Evergreen Growth & Income Fund                              56       1,047,640.558     21.50      22,524,272    21,470,638
Evergreen Equity Income Fund                                57         748,669.647     22.37      16,747,741    15,243,114
VALIC Company II Core Bond Fund                             58       3,288,380.441      9.97      32,785,154    33,035,370
VALIC Company II Strategic Bond Fund                        59       5,549,891.581     10.69      59,328,342    56,423,096
VALIC Company II High Yield Bond Fund                       60       6,424,223.253      8.30      53,321,053    52,336,770
Janus Fund                                                  61       2,466,787.303     23.47      57,895,499    61,356,857
AIM Large Cap Growth Fund                                   62       1,418,657.112      9.14      12,966,527    13,576,819
Credit Suisse Small Cap Growth Fund                         63       2,154,334.682     18.54      39,941,366    34,312,580
MSIF Trust Mid Cap Growth Portfolio                         64       2,340,742.976     16.87      39,488,334    35,629,105
Evergreen Special Equity Fund                               65       3,268,338.455     12.17      39,775,679    36,149,972
SIT Small Cap Growth Fund                                   66       2,928,939.632     25.03      73,311,359    65,526,103
SIT Mid Cap Growth Fund                                     67       1,759,585.412      9.46      16,645,678    14,996,121
Ariel Fund                                                  68       6,658,103.723     45.12     300,413,641   252,961,591
Ariel Appreciation Fund                                     69       8,042,824.688     43.30     348,254,310   294,884,362
Lou Holland Growth Fund                                     70       1,663,833.072     16.57      27,569,714    25,216,681
Dreyfus BASIC U.S. Mortgage Securities Fund                 71       6,607,726.826     15.47     102,221,534   102,806,438
VALIC Company I Blue Chip Growth Fund                       72       4,588,771.483      7.82      35,884,194    32,759,366
VALIC Company I Health Sciences Fund                        73      12,459,450.165      9.11     113,505,592   101,935,808
VALIC Company I Value Fund                                  74       1,404,403.625      9.93      13,945,728    13,576,985

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                       Statements of Changes in Net Assets

                                                       VALIC Company I              VALIC Company I
                                                    Capital Conservation         Capital Conservation
                                                            Fund                         Fund
                                                ---------------------------------------------------------
                                                         Division 1                   Division 7
                                                ---------------------------------------------------------
                                                   For The        For The        For The       For The
                                                 Year Ended     Year Ended     Year Ended     Year Ended
                                                December 31,   December 31,   December 31,   December 31,
                                                    2003           2002           2003           2002
                                                ---------------------------------------------------------
Operations:
   Net Investment Income (Loss)                  $   98,676     $  154,627    $ 1,779,353    $ 2,476,169
   Net Realized Gains (Losses) From
      Securities Transactions                      (173,400)         6,186      2,034,333        185,084
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period              217,041        166,277     (1,459,829)     2,597,953
                                                ---------------------------------------------------------
Increase (Decrease) In Net Assets From
   Operations                                       142,317        327,090      2,353,857      5,259,206
                                                ---------------------------------------------------------

Principal Transactions:
   Purchase Payments                                 56,842         66,095      9,748,196      8,197,896
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals,                (298,707)      (341,801)    (6,730,728)    (8,006,090)
   Annuity Benefit Payments                              --             --             --             --
   Amounts Transferred From (To) Other
      Divisions Or VALIC General Account, Net      (356,718)       234,224     (5,659,617)     5,195,554
   Contract Maintenance Charge                       (4,285)        (4,626)       (23,808)       (21,984)
                                                ---------------------------------------------------------
   Increase (Decrease) In Net Assets
      Resulting From Principal Transactions        (602,868)       (46,108)    (2,665,957)     5,365,376
                                                ---------------------------------------------------------
Total Increase (Decrease) In Net Assets            (460,551)       280,982       (312,100)    10,624,582

Net Assets:
Beginning Of Period                               4,535,818      4,254,836     76,624,284     65,999,702
                                                ---------------------------------------------------------
End Of Period                                    $4,075,267     $4,535,818    $76,312,184    $76,624,284
                                                =========================================================

                                                      VALIC Company I
                                                    Money Market I Fund
                                                           Fund
                                                ---------------------------
                                                         Division 2
                                                ---------------------------
                                                   For The        For The
                                                 Year Ended     Year Ended
                                                December 31,   December 31,
                                                    2003           2002
                                                ---------------------------
Operations:
   Net Investment Income (Loss)                 $   (11,467)    $    9,450
   Net Realized Gains (Losses) From
      Securities Transactions                            --             --
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period                   --             --
                                                ---------------------------
Increase (Decrease) In Net Assets From
   Operations                                       (11,467)         9,450
                                                ---------------------------

Principal Transactions:
   Purchase Payments                                 38,024         34,662
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals,                (971,394)      (524,522)
   Annuity Benefit Payments                              --             --
   Amounts Transferred From (To) Other
      Divisions Or VALIC General Account, Net      (588,620)       218,402
   Contract Maintenance Charge                       (2,113)        (2,374)
                                                ---------------------------
   Increase (Decrease) In Net Assets
      Resulting From Principal Transactions      (1,524,103)      (273,832)
                                                ---------------------------
Total Increase (Decrease) In Net Assets          (1,535,570)      (264,382)

Net Assets:
Beginning Of Period                               3,559,937      3,824,319
                                                ---------------------------
End Of Period                                   $ 2,024,367     $3,559,937
                                                ===========================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                       VALIC Company I                  VALIC Company I
                                                     Money Market I Fund                 Mid Cap Index
                                                            Fund                             Fund
                                                ---------------------------------------------------------------
                                                         Division 6                       Division 4
                                                ---------------------------------------------------------------
                                                   For The         For The        For The          For The
                                                  Year Ended      Year Ended     Year Ended       Year Ended
                                                 December 31,    December 31,   December 31,     December 31,
                                                     2003           2002            2003             2002
                                                ---------------------------------------------------------------
Operations:
   Net Investment Income (Loss)                 $  (1,495,672)  $  1,332,942   $   (3,208,416)  $   (3,184,513)
   Net Realized Gains (Losses) From
      Securities Transactions                              --             --          627,367       15,728,619
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period                     --             --      339,348,199     (185,830,119)
                                                ---------------------------------------------------------------
Increase (Decrease) In Net Assets From
   Operations                                      (1,495,672)     1,332,942      336,767,150     (173,286,013)
                                                ---------------------------------------------------------------

Principal Transactions:
   Purchase Payments                              149,272,636    153,368,920      159,993,595      137,146,820
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals,               (63,344,235)   (80,090,921)     (59,682,521)     (67,356,198)
   Annuity Benefit Payments                            (1,539)        (1,594)         (59,102)         (53,961)
   Amounts Transferred From (To) Other
      Divisions Or VALIC General Account, Net    (175,060,351)   (98,196,869)      44,941,764       12,041,683
   Contract Maintenance Charge                       (155,837)      (161,907)        (355,571)        (316,212)
                                                ---------------------------------------------------------------
   Increase (Decrease) In Net Assets
      Resulting From Principal Transactions       (89,289,326)   (25,082,371)     144,838,165       81,462,132
                                                ---------------------------------------------------------------
Total Increase (Decrease) In Net Assets           (90,784,998)   (23,749,429)     481,605,315      (91,823,881)

Net Assets:
Beginning Of Period                               471,249,576    494,999,005      931,354,390    1,023,178,271
                                                ---------------------------------------------------------------
End Of Period                                   $ 380,464,578   $471,249,576   $1,412,959,705   $  931,354,390
                                                ===============================================================

                                                       VALIC Company I
                                                      Asset Allocation
                                                            Fund
                                                ----------------------------
                                                          Division 5
                                                ----------------------------
                                                   For The       For The
                                                 Year Ended     Year Ended
                                                December 31,   December 31,
                                                    2003           2002
                                                ----------------------------
Operations:
   Net Investment Income (Loss)                 $  1,447,548   $  2,619,577
   Net Realized Gains (Losses) From
      Securities Transactions                        (20,855)    (4,162,703)
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period            26,630,428    (17,813,759)
                                                ----------------------------
Increase (Decrease) In Net Assets From
   Operations                                     28,057,121    (19,356,885)
                                                ----------------------------

Principal Transactions:
   Purchase Payments                               8,475,181      9,213,129
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals,              (10,599,647)   (13,471,037)
   Annuity Benefit Payments                          (20,944)       (21,028)
   Amounts Transferred From (To) Other
      Divisions Or VALIC General Account, Net     (1,813,088)       (14,722
   Contract Maintenance Charge                       (57,115)       (62,629)
                                                ----------------------------
   Increase (Decrease) In Net Assets
      Resulting From Principal Transactions       (4,015,613)   (19,064,455)
                                                ----------------------------
Total Increase (Decrease) In Net Assets           24,041,508    (38,421,340)

Net Assets:
Beginning Of Period                              155,647,840    194,069,180
                                                ----------------------------
End Of Period                                   $179,689,348   $155,647,840
                                                ============================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                 VALIC Company I                VALIC Company I
                                                              Government Securities               Stock Index
                                                                      Fund                          Fund
                                                           ----------------------------------------------------------
                                                                    Division 8                   Division 10A
                                                           ----------------------------------------------------------
                                                              For The        For The        For The        For The
                                                            Year Ended     Year Ended     Year Ended      Year Ended
                                                           December 31,   December 31,   December 31,    December 31,
                                                               2003           2002           2003            2002
                                                           ----------------------------------------------------------
Operations:
   Net Investment Income (Loss)                            $  3,433,717   $  4,031,692   $    819,464   $     388,600
   Net Realized Gains (Losses) From Securities
      Transactions                                           12,370,640      2,342,620      1,499,665      11,977,210
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                     (15,689,350)     6,961,696     54,508,216     (89,649,156)
                                                           ----------------------------------------------------------
Increase (Decrease) In Net Assets From Operations               115,007     13,336,008     56,827,345     (77,283,346)
                                                           ----------------------------------------------------------

Principal Transactions:
   Purchase Payments                                         23,966,984     17,060,745      2,360,406      (4,040,373)
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                          (12,814,175)   (11,440,986)   (20,991,723)    (25,271,218)
   Annuity Benefit Payments                                      (1,486)            --       (806,531)     (1,025,504)
   Amounts Transferred From (To) Other Divisions Or
      VALIC General Account, Net                            (36,516,897)    34,525,120     (2,815,524)    (19,692,657)
   Contract Maintenance Charge                                  (58,982)       (46,340)            --              --
                                                           ----------------------------------------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                (25,424,556)    40,098,539    (22,253,372)    (50,029,752)
                                                           ----------------------------------------------------------
Total Increase (Decrease) In Net Assets                     (25,309,549)    53,434,547     34,573,973    (127,313,098)

Net Assets:
Beginning Of Period                                         166,699,317    113,264,770    225,568,914     352,882,012
                                                           ----------------------------------------------------------
End Of Period                                              $141,389,768   $166,699,317   $260,142,887   $ 225,568,914
                                                           ==========================================================

                                                                 VALIC Company I
                                                                    Stock Index
                                                                       Fund
                                                           ---------------------------
                                                                 Division 10B
                                                           ---------------------------
                                                             For The        For The
                                                            Year Ended     Year Ended
                                                           December 31,   December 31,
                                                               2003           2002
                                                           ---------------------------
Operations:
   Net Investment Income (Loss)                             $   205,536   $   198,203
   Net Realized Gains (Losses) From Securities
      Transactions                                               88,561       750,114
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                       4,579,242    (7,088,417)
                                                           ---------------------------
Increase (Decrease) In Net Assets From Operations             4,873,339    (6,140,100)
                                                           ---------------------------

Principal Transactions:
   Purchase Payments                                             24,908        62,530
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                           (1,469,275)   (2,511,274)
   Annuity Benefit Payments                                    (136,148)     (160,852)
   Amounts Transferred From (To) Other Divisions Or
      VALIC General Account, Net                               (525,410)     (572,734)
   Contract Maintenance Charge                                       --            --
                                                           ---------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                 (2,105,925)   (3,182,330)
                                                           ---------------------------
Total Increase (Decrease) In Net Assets                       2,767,414    (9,322,430)

Net Assets:
Beginning Of Period                                          18,850,887    28,173,317
                                                           ---------------------------
End Of Period                                               $21,618,301   $18,850,887
                                                           ===========================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                       Statements of Changes in Net Assets (Continued)

                                                                   VALIC Company I                 VALIC Company I
                                                                    Stock Index                      Stock Index
                                                                       Fund                              Fund
                                                           -------------------------------------------------------------
                                                                    Division 10C                      Division 10D
                                                           -------------------------------------------------------------
                                                               For The         For The          For The        For The
                                                             Year Ended       Year Ended      Year Ended     Year Ended
                                                            December 31,     December 31,    December 31,   December 31,
                                                               2003              2002            2003           2002
                                                           -------------------------------------------------------------
Operations:
   Net Investment Income (Loss)                            $   11,921,580   $    5,674,149    $    88,251   $     41,055
   Net Realized Gains (Losses) From Securities
      Transactions                                             13,372,846       67,872,876        (15,849)     1,268,835
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                       743,602,339     (946,902,495)     6,131,443     (9,009,976)
                                                           -------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations             768,896,765     (873,355,470)     6,203,845     (7,700,086)
                                                           -------------------------------------------------------------

Principal Transactions:
   Purchase Payments                                          355,340,867      412,407,148        224,591        (74,643)
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                           (185,178,183)    (247,440,429)    (1,849,951)    (1,786,206)
   Annuity Benefit Payments                                      (289,645)        (295,990)       (11,889)       (12,824)
   Amounts Transferred From (To) Other Divisions Or
      VALIC General Account, Net                              (45,476,946)    (233,989,388)       357,134     (1,658,299)
   Contract Maintenance Charge                                 (1,295,474)      (1,401,582)       (14,597)       (15,669)
                                                           -------------------------------------------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                  123,100,619      (70,720,241)    (1,294,712)    (3,547,641)
                                                           -------------------------------------------------------------
Total Increase (Decrease) In Net Assets                       891,997,384     (944,075,711)     4,909,133    (11,247,727)

Net Assets:
Beginning Of Period                                         2,794,008,472    3,738,084,183     23,945,588     35,193,315
                                                           -------------------------------------------------------------
End Of Period                                              $3,686,005,856   $2,794,008,472    $28,854,721   $ 23,945,588
                                                           =============================================================

                                                                  VALIC Company I
                                                              International Equities
                                                                      Fund
                                                           ---------------------------
                                                                   Division 11
                                                           ---------------------------
                                                              For The       For The
                                                            Year Ended     Year Ended
                                                           December 31,   December 31,
                                                               2003           2002
                                                           ---------------------------
Operations:
   Net Investment Income (Loss)                            $    520,170   $   (561,886)
   Net Realized Gains (Losses) From Securities
      Transactions                                           11,814,783    (35,463,823)
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                      14,644,137     19,980,036
                                                           ---------------------------
Increase (Decrease) In Net Assets From Operations            26,979,090    (16,045,673)
                                                           ---------------------------

Principal Transactions:
   Purchase Payments                                          9,513,021      7,108,006
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                           (7,054,984)    (6,395,060)
   Annuity Benefit Payments                                      (8,741)       (13,799)
   Amounts Transferred From (To) Other Divisions Or
      VALIC General Account, Net                             17,613,166     (3,770,105)
   Contract Maintenance Charge                                  (46,562)       (48,516)
                                                           ---------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                 20,015,900     (3,119,474)
                                                           ---------------------------
Total Increase (Decrease) In Net Assets                      46,994,990    (19,165,147)

Net Assets:
Beginning Of Period                                          74,883,794     94,048,941
                                                           ---------------------------
End Of Period                                              $121,878,784   $ 74,883,794
                                                           ===========================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                       The Variable Annuity Life Insurance
                                     Company

                 Statements of Changes in Net Assets (Continued)

                                                                     VALIC Company I               VALIC Company I
                                                                    Social Awareness            Int'l Government Bond
                                                                          Fund                           Fund
                                                              ----------------------------------------------------------
                                                                      Division 12                    Division 13
                                                              ----------------------------------------------------------
                                                                For The         For The         For The        For The
                                                               Year Ended      Year Ended      Year Ended    Year Ended
                                                              December 31,    December 31,    December31,   December 31,
                                                                  2003            2002           2003           2002
                                                              ----------------------------------------------------------
Operations:
   Net Investment Income (Loss)                               $     58,991   $    (729,186)  $  2,099,763   $ (1,061,274)
   Net Realized Gains (Losses) From Securities Transactions     (8,032,775)     (8,197,287)    10,995,387        930,592
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                         93,393,210     (99,344,261)    10,621,121     16,786,577
                                                              ----------------------------------------------------------
Increase (Decrease) In Net Assets From Operations               85,419,426    (108,270,734)    23,716,271     16,655,895
                                                              ----------------------------------------------------------
Principal Transactions:
   Purchase Payments                                            31,417,731      42,779,116     14,118,660      9,825,906
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                             (20,182,278)    (30,782,104)    (9,599,614)    (8,384,014)
   Annuity Benefit Payments                                        (17,201)        (24,974)        (2,654)        (2,230)
   Amounts Transferred From (To) Other Divisions Or VALIC
      General Account, Net                                     (16,248,716)    (41,337,379)    (3,565,078)     9,475,945
   Contract Maintenance Charge                                    (175,607)       (201,856)       (55,650)       (49,346)
                                                              ----------------------------------------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                    (5,206,071)    (29,567,197)       895,664     10,866,261
                                                              ----------------------------------------------------------
Total Increase (Decrease) In Net Assets                         80,213,355    (137,837,931)    24,611,935     27,522,156

Net Assets:
Beginning Of Period                                            318,132,091     455,970,022    128,023,885    100,501,729
                                                              ----------------------------------------------------------
End Of Period                                                 $398,345,446   $ 318,132,091   $152,635,820   $128,023,885
                                                              ==========================================================

                                                                    VALIC Company I
                                                                    Small Cap Index
                                                                          Fund
                                                              ---------------------------
                                                                      Division 14
                                                              ---------------------------
                                                                  For The      For The
                                                                Year Ended    Year Ended
                                                               December 31,  December 31,
                                                                  2003           2002
                                                              ---------------------------
Operations:
   Net Investment Income (Loss)                               $ (1,205,129)  $    (66,195)
   Net Realized Gains (Losses) From Securities Transactions     (4,851,556)   (13,629,119)
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                        116,176,590    (42,000,270)
                                                              ---------------------------
Increase (Decrease) In Net Assets From Operations              110,119,905    (55,695,584)
                                                              ---------------------------
Principal Transactions:
   Purchase Payments                                            51,412,508     33,910,365
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                             (14,865,341)   (16,005,292)
   Annuity Benefit Payments                                        (18,994)       (15,908)
   Amounts Transferred From (To) Other Divisions Or VALIC
      General Account, Net                                      60,004,912      6,447,461
   Contract Maintenance Charge                                    (114,579)       (95,204)
                                                              ---------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                    96,418,506     24,241,422
                                                              ---------------------------
Total Increase (Decrease) In Net Assets                        206,538,411    (31,454,162)

Net Assets:
Beginning Of Period                                            210,171,508    241,625,670
                                                              ---------------------------
End Of Period                                                 $416,709,919   $210,171,508
                                                              ===========================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                      VALIC Company I             VALIC Company I
                                                                        Core Equity               Growth & Income
                                                                           Fund                        Fund
                                                              ----------------------------------------------------------
                                                                      Division 15                    Division 16
                                                              ----------------------------------------------------------
                                                                For The          For The        For The        For The
                                                               Year Ended      Year Ended     Year Ended     Year Ended
                                                              December 31,    December 31,    December31,   December 31,
                                                                  2003           2002            2003           2002
                                                              ----------------------------------------------------------
Operations:
   Net Investment Income (Loss)                               $    323,020   $    (908,680)  $   (516,008)  $   (574,199)
   Net Realized Gains (Losses) From Securities Transactions    (31,466,450)    (73,980,832)    (6,189,736)   (13,488,071)
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                        160,884,147     (96,241,406)    39,147,316    (33,556,688)
                                                              ----------------------------------------------------------
Increase (Decrease) In Net Assets From Operations              129,740,717    (171,130,918)    32,441,572    (47,618,958)
                                                              ----------------------------------------------------------
Principal Transactions:
   Purchase Payments                                            42,410,640      58,987,318     13,748,708     15,927,237
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                             (34,944,318)    (55,074,800)   (10,460,411)   (16,400,327)
   Annuity Benefit Payments                                        (24,750)        (25,704)       (10,770)       (12,013)
   Amounts Transferred From (To) Other Divisions Or VALIC
      General Account, Net                                     (37,824,988)    (79,857,110)    (2,981,626)   (19,568,611)
   Contract Maintenance Charge                                    (252,801)       (297,638)       (64,672)       (73,097)
                                                              ----------------------------------------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                   (30,636,217)    (76,267,934)       231,229    (20,126,811)
                                                              ----------------------------------------------------------
Total Increase (Decrease) In Net Assets                         99,104,500    (247,398,852)    32,672,801    (67,745,769)

Net Assets:
Beginning Of Period                                            526,421,771     773,820,623    153,633,572    221,379,341
                                                              ----------------------------------------------------------
End Of Period                                                 $625,526,271   $ 526,421,771   $186,306,373   $153,633,572
                                                              ==========================================================

                                                                      VALIC Company I
                                                                   Science & Technology
                                                                         Fund
                                                              -------------------------------
                                                                        Division 17
                                                              -------------------------------
                                                                  For The         For The
                                                                Year Ended      Year Ended
                                                               December 31,     December 31,
                                                                   2003             2002
                                                              -------------------------------
Operations:
   Net Investment Income (Loss)                               $  (11,682,564)  $  (11,483,517)
   Net Realized Gains (Losses) From Securities Transactions     (136,775,920)    (301,934,235)
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                          633,940,418     (346,689,945)
                                                              -------------------------------
Increase (Decrease) In Net Assets From Operations                485,481,934     (660,107,697)
                                                              -------------------------------
Principal Transactions:
   Purchase Payments                                             157,379,890      225,136,469
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                               (64,052,058)     (90,491,006)
   Annuity Benefit Payments                                          (33,248)         (33,025)
   Amounts Transferred From (To) Other Divisions Or VALIC
      General Account, Net                                       (30,158,344)    (134,368,859)
   Contract Maintenance Charge                                      (839,276)        (976,589)
                                                              -------------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                      62,296,964         (733,010)
                                                              -------------------------------
Total Increase (Decrease) In Net Assets                          547,778,898     (660,840,707)

Net Assets:
Beginning Of Period                                              942,693,694    1,603,534,401
                                                              -------------------------------
End Of Period                                                 $1,490,472,592   $  942,693,694
                                                              ===============================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                   VALIC Company I               Templeton Global
                                                                      Small Cap                  Asset Allocation
                                                                        Fund                          Fund
                                                            ----------------------------------------------------------
                                                                    Division 18                    Division 19
                                                            ----------------------------------------------------------
                                                              For The        For The         For The        For The
                                                             Year Ended     Year Ended      Year Ended    Year Ended
                                                            December 31,    December 31,    December31,   December 31,
                                                                2003           2002            2003          2002
                                                            ----------------------------------------------------------
Operations:
   Net Investment Income (Loss)                             $ (5,275,480)  $  (5,680,547)  $  3,978,170   $  1,830,706
   Net Realized Gains (Losses) From Securities
      Transactions                                           (10,503,878)    (17,927,855)    (3,112,222)    (8,515,910)
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                      186,513,495    (141,545,787)    71,976,976     (6,244,757)
                                                            ----------------------------------------------------------
Increase (Decrease) In Net Assets From Operations            170,734,137    (165,154,189)    72,842,924    (12,929,961)
                                                            ----------------------------------------------------------
Principal Transactions:
   Purchase Payments                                          42,922,218      50,996,648     30,444,302     21,986,831
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                           (33,970,388)    (51,018,835)   (16,236,813)   (18,944,162)
   Annuity Benefit Payments                                      (24,675)        (23,444)       (27,622)       (26,195)
   Amounts Transferred From (To) Other Divisions Or VALIC
      General Account, Net                                   (21,149,120)    (41,065,540)    24,931,225    (15,292,895)
   Contract Maintenance Charge                                  (203,785)       (227,531)       (87,907)       (83,458)
                                                            ----------------------------------------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                 (12,425,750)    (41,338,702)    39,023,185    (12,359,879)
                                                            ----------------------------------------------------------
Total Increase (Decrease) In Net Assets                      158,308,387    (206,492,891)   111,866,109    (25,289,840)

Net Assets:
Beginning Of Period                                          494,495,085     700,987,976    222,712,704    248,002,544
                                                            ----------------------------------------------------------
End Of Period                                               $652,803,472   $ 494,495,085   $334,578,813   $222,712,704
                                                            ==========================================================

                                                                  VALIC Company I
                                                               International Growth I
                                                                       Fund
                                                            ----------------------------
                                                                    Division 20
                                                            ----------------------------
                                                              For The        For The
                                                             Year Ended     Year Ended
                                                            December 31,    December 31,
                                                                2003           2002
                                                            ----------------------------
Operations:
   Net Investment Income (Loss)                             $    321,506   $      51,679
   Net Realized Gains (Losses) From Securities
      Transactions                                           (39,530,798)    (45,040,397)
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                      119,796,827     (37,758,814)
                                                            ----------------------------
Increase (Decrease) In Net Assets From Operations             80,587,535     (82,747,532)
                                                            ----------------------------
Principal Transactions:
   Purchase Payments                                          30,273,461      36,809,708
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                           (21,083,741)    (33,600,151)
   Annuity Benefit Payments                                      (17,653)        (17,890)
   Amounts Transferred From (To) Other Divisions Or VALIC
      General Account, Net                                   (19,428,411)    (38,698,747)
   Contract Maintenance Charge                                  (151,621)       (172,781)
                                                            ----------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                 (10,407,965)    (35,679,861)
                                                            ----------------------------
Total Increase (Decrease) In Net Assets                       70,179,570    (118,427,393)

Net Assets:
Beginning Of Period                                          337,197,247     455,624,640
                                                            ----------------------------
End Of Period                                               $407,376,817   $ 337,197,247
                                                            ============================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                        VALIC Company I                  Vanguard
                                                                        Income & Growth             Long-Term Corporate
                                                                             Fund                          Fund
                                                                 ----------------------------------------------------------
                                                                         Division 21                    Division 22
                                                                 ----------------------------------------------------------
                                                                   For The         For The         For The       For The
                                                                  Year Ended     Year Ended      Year Ended    Year Ended
                                                                 December 31,    December 31,   December 31,   December 31,
                                                                     2003           2002            2003          2002
                                                                 ----------------------------------------------------------
Operations:
   Net Investment Income (Loss)                                  $  1,058,608    $    283,775   $  8,821,258   $  7,690,120
   Net Realized Gains (Losses) From Securities Transactions        (4,967,309)     (7,823,190)     2,139,222        145,878
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                            55,196,032     (42,449,463)    (2,022,188)     8,959,146
                                                                 ----------------------------------------------------------
Increase (Decrease) In Net Assets From Operations                  51,287,331     (49,988,878)     8,938,292     16,795,144
                                                                 ----------------------------------------------------------
Principal Transactions:
   Purchase Payments                                               21,226,679      27,658,050     39,342,387     34,202,220
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                                (12,793,329)    (19,083,579)   (11,759,500)   (12,229,295)
   Annuity Benefit Payments                                            (6,679)         (7,143)        (4,865)        (4,548)
   Amounts Transferred From (To) Other Divisions Or VALIC
      General Account, Net                                         (9,603,547)    (20,928,935)   (20,344,850)     6,324,355
   Contract Maintenance Charge                                        (89,882)       (102,129)       (69,783)       (56,345)
                                                                 ----------------------------------------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                       (1,266,758)    (12,463,736)     7,163,389     28,236,387
                                                                 ----------------------------------------------------------
Total Increase (Decrease) In Net Assets                            50,020,573     (62,452,614)    16,101,681     45,031,531

Net Assets:
Beginning Of Period                                               185,110,621     247,563,235    170,903,633    125,872,102
                                                                 ----------------------------------------------------------
End Of Period                                                    $235,131,194    $185,110,621   $187,005,314   $170,903,633
                                                                 ==========================================================

                                                                           Vanguard
                                                                      Long-Term Treasury
                                                                             Fund
                                                                 ----------------------------
                                                                         Division 23
                                                                 ----------------------------
                                                                   For The        For The
                                                                  Year Ended     Year Ended
                                                                 December 31,    December 31,
                                                                     2003           2002
                                                                 ----------------------------
Operations:
   Net Investment Income (Loss)                                  $ 13,186,602    $ 11,382,252
   Net Realized Gains (Losses) From Securities Transactions         8,357,123       5,938,247
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                           (16,687,161)     21,275,016
                                                                 ----------------------------
Increase (Decrease) In Net Assets From Operations                   4,856,564      38,595,515
                                                                 ----------------------------
Principal Transactions:
   Purchase Payments                                               68,895,708      54,473,337
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                                (24,002,667)    (23,163,476)
   Annuity Benefit Payments                                            (3,499)         (2,498)
   Amounts Transferred From (To) Other Divisions Or VALIC
      General Account, Net                                        (71,789,421)     30,172,266
   Contract Maintenance Charge                                       (135,855)       (107,823)
                                                                 ----------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                      (27,035,734)     61,371,806
                                                                 ----------------------------
Total Increase (Decrease) In Net Assets                           (22,179,170)     99,967,321

Net Assets:
Beginning Of Period                                               337,458,043     237,490,722
                                                                 ----------------------------
End Of Period                                                    $315,278,873    $337,458,043
                                                                 ============================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                       Vanguard                        Vanguard
                                                                      Windsor II                      Wellington
                                                                         Fund                            Fund
                                                            ------------------------------------------------------------
                                                                      Division 24                    Division 25
                                                            ------------------------------------------------------------
                                                                For The          For The        For The        For The
                                                              Year Ended       Year Ended     Year Ended     Year Ended
                                                             December 31,     December 31,   December 31,   December 31,
                                                                 2003            2002            2003           2002
                                                            ------------------------------------------------------------
Operations:
   Net Investment Income (Loss)                             $   10,436,180   $   8,472,977   $ 14,279,352   $ 14,577,911
   Net Realized Gains (Losses) From Securities
     Transactions                                               (5,552,419)    (18,480,355)    (1,868,139)    (7,541,247)
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                        230,994,376    (157,419,826)   135,987,336    (67,626,850)
                                                            ------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations              235,878,137    (167,427,204)   148,398,549    (60,590,186)
                                                            ------------------------------------------------------------
Principal Transactions:
   Purchase Payments                                           149,389,370     165,007,749    149,019,288    144,361,993
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                             (51,583,777)    (65,191,714)   (49,669,579)   (57,947,874)
   Annuity Benefit Payments                                        (23,174)        (25,787)       (36,088)       (34,706)
   Amounts Transferred From (To) Other Divisions Or
      VALIC General Account, Net                                  (253,511)    (30,039,275)     6,277,476     (5,086,650)
   Contract Maintenance Charge                                    (387,769)       (397,961)      (329,671)      (304,733)
                                                            ------------------------------------------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                    97,141,139      69,353,012    105,261,426     80,988,030
                                                            ------------------------------------------------------------
Total Increase (Decrease) In Net Assets                        333,019,276     (98,074,192)   253,659,975     20,397,844

Net Assets:
Beginning Of Period                                            773,254,424     871,328,616    706,350,058    685,952,214
                                                            ------------------------------------------------------------
End Of Period                                               $1,106,273,700   $ 773,254,424   $960,010,033   $706,350,058
                                                            ============================================================

                                                                       Putnam
                                                                  New Opportunities
                                                                         Fund
                                                            ----------------------------
                                                                     Division 26
                                                            ----------------------------
                                                               For The        For The
                                                             Year Ended      Year Ended
                                                            December 31,    December 31,
                                                                2003            2002
                                                            ----------------------------
Operations:
   Net Investment Income (Loss)                             $ (5,741,245)  $  (6,023,986)
   Net Realized Gains (Losses) From Securities
     Transactions                                            (46,359,834)    (79,638,296)
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                      219,717,336    (162,583,367)
                                                            ----------------------------
Increase (Decrease) In Net Assets From Operations            167,616,257    (248,245,649)
                                                            ----------------------------
Principal Transactions:
   Purchase Payments                                          86,497,567     128,638,294
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                           (33,977,960)    (50,083,531)
   Annuity Benefit Payments                                       (6,340)         (6,772)
   Amounts Transferred From (To) Other Divisions Or
      VALIC General Account, Net                             (64,581,604)    (90,431,195)
   Contract Maintenance Charge                                  (353,548)       (416,540)
                                                            ----------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                 (12,421,885)    (12,299,744)
                                                            ----------------------------
Total Increase (Decrease) In Net Assets                      155,194,372    (260,545,393)

Net Assets:
Beginning Of Period                                          528,947,012     789,492,405
                                                            ----------------------------
End Of Period                                               $684,141,384   $ 528,947,012
                                                            ============================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                     Putnam OTC                       Putnam
                                                                  & Emerging Growth                Global Equity
                                                                        Fund                           Fund
                                                            -----------------------------------------------------------
                                                                     Division 27                    Division 28
                                                            -----------------------------------------------------------
                                                               For The        For The         For The        For The
                                                             Year Ended      Year Ended     Year Ended      Year Ended
                                                            December 31,    December 31,   December 31,    December 31,
                                                                2003            2002           2003            2002
                                                            -----------------------------------------------------------
Operations:
   Net Investment Income (Loss)                             $ (1,962,900)  $  (1,992,898)  $  4,962,201   $  (2,496,695)
   Net Realized Gains (Losses) From Securities
      Transactions                                           (73,437,698)   (240,962,218)   (26,507,905)    (50,985,391)
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                      134,202,029     157,016,848    109,331,641     (43,427,811)
                                                            -----------------------------------------------------------
Increase (Decrease) In Net Assets From Operations             58,801,431     (85,938,268)    87,785,937     (96,909,897)
                                                            -----------------------------------------------------------
Principal Transactions:
   Purchase Payments                                          32,175,654      50,783,397     49,819,379      66,859,929
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                           (10,396,895)    (14,835,986)   (19,118,600)    (26,110,851)
   Annuity Benefit Payments                                       (1,717)         (1,348)        (4,173)         (5,566)
   Amounts Transferred From (To) Other Divisions Or VALIC
      General Account, Net                                   (20,275,988)    (31,991,178)   (26,878,489)    (49,207,548)
   Contract Maintenance Charge                                  (178,325)       (213,312)      (195,908)       (227,038)
                                                            -----------------------------------------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                   1,322,729       3,741,573      3,622,209      (8,691,074)
                                                            -----------------------------------------------------------
Total Increase (Decrease) In Net Assets                       60,124,160     (82,196,695)    91,408,146    (105,600,971)

Net Assets:
Beginning Of Period                                          170,361,932     252,558,627    311,697,322     417,298,293
                                                            -----------------------------------------------------------
End Of Period                                               $230,486,092   $ 170,361,932   $403,105,468   $ 311,697,322
                                                            ===========================================================

                                                                   VALIC Company I
                                                                  Large Cap Growth
                                                                        Fund
                                                            ----------------------------
                                                                     Division 30
                                                            ----------------------------
                                                               For The        For The
                                                             Year Ended      Year Ended
                                                            December 31,    December 31,
                                                                2003            2002
                                                            ----------------------------
Operations:
   Net Investment Income (Loss)                             $ (3,954,853)  $  (4,367,054)
   Net Realized Gains (Losses) From Securities
      Transactions                                           (24,444,716)    (44,298,348)
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                      124,800,234    (117,507,886)
                                                            ----------------------------
Increase (Decrease) In Net Assets From Operations             96,400,665    (166,173,288)
                                                            ----------------------------
Principal Transactions:
   Purchase Payments                                          54,177,412      81,439,982
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                           (25,716,654)    (40,165,006)
   Annuity Benefit Payments                                       (1,957)         (3,582)
   Amounts Transferred From (To) Other Divisions Or VALIC
      General Account, Net                                   (34,269,931)    (71,558,387)
   Contract Maintenance Charge                                  (256,152)       (303,089)
                                                            ----------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                  (6,067,282)    (30,590,082)
                                                            ----------------------------
Total Increase (Decrease) In Net Assets                       90,333,383    (196,763,370)

Net Assets:
Beginning Of Period                                          389,148,568     585,911,938
                                                            ----------------------------
End Of Period                                               $479,481,951   $ 389,148,568
                                                            ============================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                        American                      Templeton
                                                                     Century Ultra                     Foreign
                                                                         Fund                           Fund
                                                            -------------------------------------------------------------
                                                                      Division 31                     Division 32
                                                            -------------------------------------------------------------
                                                               For The           For The         For The        For The
                                                              Year Ended       Year Ended      Year Ended     Year Ended
                                                             December 31,     December 31,    December 31,   December 31,
                                                                 2003             2002            2003           2002
                                                            -------------------------------------------------------------
Operations:
   Net Investment Income (Loss)                             $   (8,979,344)  $   (6,496,735)  $  4,231,816   $  1,811,871
   Net Realized Gains (Losses) From Securities
      Transactions                                             (15,584,829)     (45,928,635)       660,134     (7,880,739)
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                        231,558,532     (199,498,338)    90,846,093    (24,583,676)
                                                            -------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations              206,994,359     (251,923,708)    95,738,043    (30,652,544)
                                                            -------------------------------------------------------------

Principal Transactions:
   Purchase Payments                                           149,765,731      176,803,027     50,286,525     45,773,848
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                             (51,594,112)     (71,487,489)   (19,765,052)   (27,753,016)
   Annuity Benefit Payments                                        (24,167)         (25,894)        (4,605)        (6,623)
   Amounts Transferred From (To) Other Divisions Or VALIC
      General Account, Net                                     (25,010,708)     (76,276,720)    17,567,679       (628,323)
   Contract Maintenance Charge                                    (514,474)        (563,965)      (144,321)      (139,402)
                                                            -------------------------------------------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                    72,622,270       28,448,959     47,940,226     17,246,484
                                                            -------------------------------------------------------------
Total Increase (Decrease) In Net Assets                        279,616,629     (223,474,749)   143,678,269    (13,406,060)

Net Assets:
Beginning Of Period                                            803,599,226    1,027,073,975    298,190,029    311,596,089
                                                            -------------------------------------------------------------
End Of Period                                               $1,083,215,855   $  803,599,226   $441,868,298   $298,190,029
                                                            =============================================================

                                                                  VALIC Company II
                                                              International Growth II
                                                                       Fund
                                                            ---------------------------
                                                                   Division 33
                                                            ---------------------------
                                                              For The         For The
                                                             Year Ended     Year Ended
                                                            December 31,   December 31,
                                                                2003           2002
                                                            ---------------------------
Operations:
   Net Investment Income (Loss)                             $   135,268    $    (1,906)
   Net Realized Gains (Losses) From Securities
      Transactions                                            1,608,408     (1,400,363)
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                       4,480,565     (1,794,350)
                                                            ---------------------------
Increase (Decrease) In Net Assets From Operations             6,224,241     (3,196,619)
                                                            ---------------------------

Principal Transactions:
   Purchase Payments                                          4,314,730      3,309,886
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                             (695,413)      (707,333)
   Annuity Benefit Payments                                          --             --
   Amounts Transferred From (To) Other Divisions Or VALIC
      General Account, Net                                    2,482,934      2,050,127
   Contract Maintenance Charge                                   (7,755)        (5,169)
                                                            ---------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                  6,094,496      4,647,511
                                                            ---------------------------
Total Increase (Decrease) In Net Assets                      12,318,737      1,450,892

Net Assets:
Beginning Of Period                                          17,561,179     16,110,287
                                                            ---------------------------
End Of Period                                               $29,879,916    $17,561,179
                                                            ===========================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                  VALIC Company II              VALIC Company II
                                                                  Small Cap Growth              Small Cap Value
                                                                       Fund                          Fund
                                                            ---------------------------------------------------------
                                                                     Division 35                  Division 36
                                                            ---------------------------------------------------------
                                                               For The        For The       For The        For The
                                                             Year Ended     Year Ended     Year Ended     Year Ended
                                                            December 31,   December 31,   December 31,   December 31,
                                                                2003           2002           2003           2002
                                                            ---------------------------------------------------------
Operations:
   Net Investment Income (Loss)                             $  (174,376)   $  (110,480)   $   (77,695)   $   178,827
   Net Realized Gains (Losses) From Securities
      Transactions                                              263,055     (2,242,328)      (354,833)      (356,706)
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                      12,301,781     (7,150,226)    17,169,826     (7,845,134)
                                                            ---------------------------------------------------------
Increase (Decrease) In Net Assets From Operations            12,390,460     (9,503,034)    16,737,298     (8,023,013)
                                                            ---------------------------------------------------------

Principal Transactions:
   Purchase Payments                                          6,663,136      6,508,333     10,802,606     10,312,253
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                           (2,226,560)    (1,215,797)    (2,799,142)    (2,862,375)
   Annuity Benefit Payments                                        (497)          (194)        (1,158)          (321)
   Amounts Transferred From (To) Other Divisions Or VALIC
      General Account, Net                                    8,045,074         86,516        160,987     13,475,855
   Contract Maintenance Charge                                  (11,153)        (8,781)       (20,254)       (18,697)
                                                            ---------------------------------------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                 12,470,000      5,370,077      8,143,039     20,906,715
                                                            ---------------------------------------------------------
Total Increase (Decrease) In Net Assets                      24,860,460     (4,132,957)    24,880,337     12,883,702

Net Assets:
Beginning Of Period                                          22,589,986     26,722,943     40,138,766     27,255,064
                                                            ---------------------------------------------------------
End Of Period                                               $47,450,446    $22,589,986    $65,019,103    $40,138,766
                                                            =========================================================

                                                                  VALIC Company II
                                                                   Mid Cap Growth
                                                                       Fund
                                                            ---------------------------
                                                                   Division 37
                                                            ---------------------------
                                                               For The        For The
                                                             Year Ended     Year Ended
                                                            December 31,   December 31,
                                                                2003           2002
                                                            ---------------------------
Operations:
   Net Investment Income (Loss)                             $  (227,239)   $  (157,727)
   Net Realized Gains (Losses) From Securities
      Transactions                                           (1,095,047)    (2,182,846)
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                      12,879,085     (7,262,206)
                                                            ---------------------------
Increase (Decrease) In Net Assets From Operations            11,556,799     (9,602,779)
                                                            ---------------------------

Principal Transactions:
   Purchase Payments                                          8,295,636      9,370,566
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                           (1,747,752)    (1,609,498)
   Annuity Benefit Payments                                        (126)          (169)
   Amounts Transferred From (To) Other Divisions Or VALIC
      General Account, Net                                    4,146,604      1,039,463
   Contract Maintenance Charge                                  (17,260)       (16,306)
                                                            ---------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                 10,677,102      8,784,056
                                                            ---------------------------
Total Increase (Decrease) In Net Assets                      22,233,901       (818,723)

Net Assets:
Beginning Of Period                                          25,795,425     26,614,148
                                                            ---------------------------
End Of Period                                               $48,029,326    $25,795,425
                                                            ===========================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                  VALIC Company II             VALIC Company II
                                                                    Mid Cap Value            Capital Appreciation
                                                                        Fund                          Fund
                                                            ---------------------------------------------------------
                                                                    Division 38                   Division 39
                                                            ---------------------------------------------------------
                                                               For The        For The        For The        For The
                                                             Year Ended     Year Ended     Year Ended     Year Ended
                                                            December 31,   December 31,   December 31,   December 31,
                                                                2003           2002           2003          2002
                                                            ---------------------------------------------------------
Operations:
   Net Investment Income (Loss)                             $   (631,443)  $   (336,611)  $   (73,116)   $   (76,052)
   Net Realized Gains (Losses) From Securities
      Transactions                                                96,524     (1,504,480)     (631,082)    (1,523,572)
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                       43,423,795    (13,037,493)    5,063,805     (5,570,771)
                                                            ---------------------------------------------------------
Increase (Decrease) In Net Assets From Operations             42,888,876    (14,878,584)    4,359,607     (7,170,395)
                                                            ---------------------------------------------------------

Principal Transactions:
   Purchase Payments                                          28,537,006     29,790,121     3,430,159      4,010,501
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                            (6,027,865)    (6,149,288)   (1,123,143)      (879,390)
   Annuity Benefit Payments                                       (3,254)        (2,786)           --             --
   Amounts Transferred From (To) Other Divisions Or VALIC
      General Account, Net                                    13,890,123      7,822,676      (736,968)    (1,953,285)

   Contract Maintenance Charge                                   (47,129)       (44,198)       (2,685)        (2,737)
                                                            ---------------------------------------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                  36,348,881     31,416,525     1,567,363      1,175,089
                                                            ---------------------------------------------------------
Total Increase (Decrease) In Net Assets                       79,237,757     16,537,941     5,926,970     (5,995,306)

Net Assets:
Beginning Of Period                                           86,275,427     69,737,486    16,265,714     22,261,020
                                                            ---------------------------------------------------------
End Of Period                                               $165,513,184   $ 86,275,427   $22,192,684    $16,265,714
                                                            =========================================================

                                                                  VALIC Company II
                                                                  Large Cap Value
                                                                        Fund
                                                            ---------------------------
                                                                    Division 40
                                                            ---------------------------
                                                               For The        For The
                                                             Year Ended     Year Ended
                                                            December 31,   December 31,
                                                                2003           2002
                                                            ---------------------------
Operations:
   Net Investment Income (Loss)                             $   239,268    $    85,654
   Net Realized Gains (Losses) From Securities
      Transactions                                              (18,632)      (233,513)
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                       6,930,486     (2,204,124)
                                                            ---------------------------
Increase (Decrease) In Net Assets From Operations             7,151,122     (2,351,983)
                                                            ---------------------------

Principal Transactions:
   Purchase Payments                                          6,950,472      5,067,792
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                           (1,614,413)      (948,290)
   Annuity Benefit Payments                                          --             --
   Amounts Transferred From (To) Other Divisions Or VALIC
      General Account, Net                                    7,476,571      5,756,476

   Contract Maintenance Charge                                   (8,887)        (5,331)
                                                            ---------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                 12,803,743      9,870,647
                                                            ---------------------------
Total Increase (Decrease) In Net Assets                      19,954,865      7,518,664

Net Assets:
Beginning Of Period                                          20,533,945     13,015,281
                                                            ---------------------------
End Of Period                                               $40,488,810    $20,533,945
                                                            ===========================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                  VALIC Company II             VALIC Company II
                                                                Socially Responsible            Money Market II
                                                                        Fund                          Fund
                                                            ---------------------------------------------------------
                                                                     Division 41                  Division 44
                                                            ---------------------------------------------------------
                                                               For The        For The        For The        For The
                                                             Year Ended     Year Ended     Year Ended     Year Ended
                                                            December 31,   December 31,   December 31,   December 31,
                                                                2003           2002           2003           2002
                                                            ---------------------------------------------------------
Operations:
   Net Investment Income (Loss)                             $    58,917    $    56,097    $    (39,690)  $    384,274
   Net Realized Gains (Losses) From Securities
      Transactions                                             (169,872)      (241,268)             --             --
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                       3,058,553     (2,798,508)             --             --
                                                            ---------------------------------------------------------
Increase (Decrease) In Net Assets From Operations             2,947,598     (2,983,679)        (39,690)       384,274
                                                            ---------------------------------------------------------

Principal Transactions:
   Purchase Payments                                          1,610,223      1,493,381      41,661,580     34,689,304
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                             (343,654)      (225,430)    (12,179,162)   (12,685,346)
   Annuity Benefit Payments                                          --             --          (4,581)        (4,777)
   Amounts Transferred From (To) Other Divisions Or VALIC
      General Account, Net                                      461,435       (578,010)    (35,678,641)    (4,895,099)

   Contract Maintenance Charge                                   (1,861)        (1,426)        (16,297)       (14,912)
                                                            ---------------------------------------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                  1,726,143        688,515      (6,217,101)    17,089,170
                                                            ---------------------------------------------------------
Total Increase (Decrease) In Net Assets                       4,673,741     (2,295,164)     (6,256,791)    17,473,444

Net Assets:
Beginning Of Period                                           9,891,226     12,186,390      80,451,982     62,978,538
                                                            ---------------------------------------------------------
End Of Period                                               $14,564,967    $ 9,891,226    $ 74,195,191   $ 80,451,982
                                                            =========================================================

                                                                  VALIC Company I
                                                                       Growth
                                                                        Fund
                                                            ---------------------------
                                                                    Division 45
                                                            ---------------------------
                                                               For The        For The
                                                             Year Ended     Year Ended
                                                            December 31,   December 31,
                                                                2003           2002
                                                            ---------------------------
Operations:
   Net Investment Income (Loss)                              $  (14,171)    $   (9,882)
   Net Realized Gains (Losses) From Securities
      Transactions                                               (7,887)      (134,206)
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                         327,415       (244,310)
                                                            ---------------------------
Increase (Decrease) In Net Assets From Operations               305,357       (388,398)
                                                            ---------------------------

Principal Transactions:
   Purchase Payments                                            463,043        429,980
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                              (70,064)      (105,720)
   Annuity Benefit Payments                                          --             --
   Amounts Transferred From (To) Other Divisions Or VALIC
      General Account, Net                                      219,619         31,475

   Contract Maintenance Charge                                     (900)          (896)
                                                            ---------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                    611,698        354,839
                                                            ---------------------------
Total Increase (Decrease) In Net Assets                         917,055        (33,559)

Net Assets:
Beginning Of Period                                           1,011,648      1,045,207
                                                            ---------------------------
End Of Period                                                $1,928,703     $1,011,648
                                                            ===========================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                   VALIC Company I                   Janus
                                                                 Nasdaq-100(R)Index            Adviser Worldwide
                                                                        Fund                          Fund
                                                            ---------------------------------------------------------
                                                                    Division 46                   Division 47
                                                            ---------------------------------------------------------
                                                               For The        For The        For The        For The
                                                             Year Ended     Year Ended     Year Ended     Year Ended
                                                            December 31,   December 31,   December 31,   December 31,
                                                                2003           2002           2003           2002
                                                            ---------------------------------------------------------
Operations:
   Net Investment Income (Loss)                              $  (513,058)  $   (215,605)   $  (109,178)  $   (189,859)
   Net Realized Gains (Losses) From Securities
      Transactions                                             2,051,802     (6,265,011)    (2,505,530)    (1,307,419)
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                       17,999,554     (4,169,695)    10,173,450     (8,765,570)
                                                            ---------------------------------------------------------
Increase (Decrease) In Net Assets From Operations             19,538,298    (10,650,311)     7,558,742    (10,262,848)
                                                            ---------------------------------------------------------

Principal Transactions:
   Purchase Payments                                          13,793,300      8,475,484      9,897,707     13,236,118
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                            (3,223,337)    (1,611,704)    (2,194,076)    (2,248,275)
   Annuity Benefit Payments                                           --             --           (931)          (990)
   Amounts Transferred From (To) Other Divisions Or
      VALIC General Account, Net                              33,934,542      7,594,049     (5,257,402)    (1,790,737)
   Contract Maintenance Charge                                   (25,500)       (15,484)       (22,556)       (23,422)
                                                            ---------------------------------------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                  44,479,005     14,442,345      2,422,742      9,172,694
                                                            ---------------------------------------------------------
Total Increase (Decrease) In Net Assets                       64,017,303      3,792,034      9,981,484     (1,090,154)

Net Assets:
Beginning Of Period                                           25,171,891     21,379,857     31,427,542     32,517,696
                                                            ---------------------------------------------------------
End Of Period                                                $89,189,194   $ 25,171,891    $41,409,026    $31,427,542
                                                            =========================================================

                                                                  VALIC Company II
                                                                 Aggressive Growth
                                                                   Lifestyle Fund
                                                            ---------------------------
                                                                    Division 48
                                                            ---------------------------
                                                               For The        For The
                                                             Year Ended     Year Ended
                                                            December 31,   December 31,
                                                                2003           2002
                                                            ---------------------------
Operations:
   Net Investment Income (Loss)                              $   117,305    $    43,913
   Net Realized Gains (Losses) From Securities
      Transactions                                              (119,404)      (728,501)
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                        6,899,183     (3,766,844)
                                                            ---------------------------
Increase (Decrease) In Net Assets From Operations              6,897,084     (4,451,432)
                                                            ---------------------------

Principal Transactions:
   Purchase Payments                                           6,379,669      6,398,879
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                            (1,290,163)    (1,295,062)
   Annuity Benefit Payments                                           --             --
   Amounts Transferred From (To) Other Divisions Or
      VALIC General Account, Net                               1,221,836     (1,495,362)
   Contract Maintenance Charge                                   (14,074)       (12,772)
                                                            ---------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                   6,297,268      3,595,683
                                                            ---------------------------
Total Increase (Decrease) In Net Assets                       13,194,352       (855,749)

Net Assets:
Beginning Of Period                                           20,690,870     21,546,619
                                                            ---------------------------
End Of Period                                                $33,885,222    $20,690,870
                                                            ===========================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                  VALIC Company II              VALIC Company II
                                                                  Moderate Growth             Conservative Growth
                                                                   Lifestyle Fund                Lifestyle Fund
                                                            ---------------------------------------------------------
                                                                    Division 49                   Division 50
                                                            ---------------------------------------------------------
                                                               For The        For The        For The       For The
                                                             Year Ended     Year Ended     Year Ended     Year Ended
                                                            December 31,   December 31,   December 31,   December 31,
                                                                2003           2002           2003           2002
                                                            ---------------------------------------------------------
Operations:
   Net Investment Income (Loss)                              $   766,035   $    566,987    $   628,857    $   166,097
   Net Realized Gains (Losses) From Securities
      Transactions                                               (93,066)      (808,577)        58,219       (560,870)
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                        8,594,912     (3,862,316)     3,012,425       (719,230)
                                                            ---------------------------------------------------------
Increase (Decrease) In Net Assets From Operations              9,267,881     (4,103,906)     3,699,501     (1,114,003)
                                                            ---------------------------------------------------------

Principal Transactions:
   Purchase Payments                                          11,266,873      9,980,825      6,120,616      4,206,532
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                            (1,814,553)    (2,411,549)    (1,135,213)    (1,411,826)
   Annuity Benefit Payments                                           --             --             --             --
   Amounts Transferred From (To) Other Divisions Or
      VALIC General Account, Net                                 650,219    (3,137,156)        433,386     (1,646,065)
   Contract Maintenance Charge                                   (19,321)       (15,408)        (6,668)        (5,603)
                                                            ---------------------------------------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                  10,083,218      4,416,712      5,412,121      1,143,038
                                                            ---------------------------------------------------------
Total Increase (Decrease) In Net Assets                       19,351,099        312,806      9,111,622         29,035

Net Assets:
Beginning Of Period                                           35,814,174     35,501,368     19,844,084     19,815,049
                                                            ---------------------------------------------------------
End Of Period                                                $55,165,273   $ 35,814,174    $28,955,706    $19,844,084
                                                            =========================================================

                                                               Vanguard LifeStrategy
                                                                      Growth
                                                                       Fund
                                                            ---------------------------
                                                                     Division 52
                                                            ---------------------------
                                                              For The        For The
                                                             Year Ended     Year Ended
                                                            December 31,   December 31,
                                                                2003           2002
                                                            ---------------------------
Operations:
   Net Investment Income (Loss)                              $   594,045    $   606,910
   Net Realized Gains (Losses) From Securities
      Transactions                                              (154,019)      (905,122)
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                       16,648,037     (9,121,676)
                                                            ---------------------------
Increase (Decrease) In Net Assets From Operations             17,088,063     (9,419,888)
                                                            ---------------------------

Principal Transactions:
   Purchase Payments                                          19,139,927     19,479,555
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                            (3,278,235)    (3,447,408)
   Annuity Benefit Payments                                           --             --
   Amounts Transferred From (To) Other Divisions Or
      VALIC General Account, Net                                 833,323     (2,459,492)
   Contract Maintenance Charge                                   (16,015)       (11,575)
                                                            ---------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                  16,679,000     13,561,080
                                                            ---------------------------
Total Increase (Decrease) In Net Assets                       33,767,063      4,141,192

Net Assets:
Beginning Of Period                                           53,967,253     49,826,061
                                                            ---------------------------
End Of Period                                                $87,734,316    $53,967,253
                                                            ===========================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                               Vanguard LifeStrategy         Vanguard LifeStrategy
                                                                  Moderate Growth             Conservative Growth
                                                                        Fund                          Fund
                                                            ---------------------------------------------------------
                                                                    Division 53                   Division 54
                                                            ---------------------------------------------------------
                                                              For The         For The        For The       For The
                                                            Year Ended      Year Ended     Year Ended    Year Ended
                                                            December 31,   December 31,   December 31,   December 31,
                                                                2003           2002           2003           2002
                                                            ---------------------------------------------------------
Operations:
   Net Investment Income (Loss)                             $  1,292,828   $  1,329,996   $    490,143   $    483,218
   Net Realized Gains (Losses) From Securities
      Transactions                                               (64,299)      (690,204)        25,951       (223,416)
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                       16,070,085     (8,174,277)     3,402,535     (1,336,867)
                                                            ---------------------------------------------------------
Increase (Decrease) In Net Assets From Operations             17,298,614     (7,534,485)     3,918,629     (1,077,065)
                                                            ---------------------------------------------------------
Principal Transactions:
   Purchase Payments                                          25,803,429     22,311,665      9,292,162      6,720,411
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                            (4,515,928)    (3,971,653)    (1,428,629)    (1,476,858)
   Annuity Benefit Payments                                         (190)            --             --             --
   Amounts Transferred From (To) Other Divisions Or VALIC
      General Account, Net                                     2,424,680       (837,668)     1,842,824      1,111,385
   Contract Maintenance Charge                                   (19,177)       (12,166)        (9,217)        (5,894)
                                                            ---------------------------------------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                  23,692,814     17,490,178      9,697,140      6,349,044
                                                            ---------------------------------------------------------
Total Increase (Decrease) In Net Assets                       40,991,428      9,955,693     13,615,769      5,271,979

Net Assets:
Beginning Of Period                                           68,579,042     58,623,349     20,319,276     15,047,297
                                                            ---------------------------------------------------------
End Of Period                                               $109,570,470   $ 68,579,042   $ 33,935,045   $ 20,319,276
                                                            =========================================================

                                                                      Evergreen
                                                                   Special Values
                                                                        Fund
                                                            ---------------------------
                                                                    Division 55
                                                            ---------------------------
                                                               For The        For The
                                                             Year Ended     Year Ended
                                                            December 31,   December 31,
                                                                2003           2002
                                                            ---------------------------
Operations:
   Net Investment Income (Loss)                             $ (1,047,106)  $   (820,774)
   Net Realized Gains (Losses) From Securities
      Transactions                                            (2,972,440)       788,743
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                       36,720,572    (18,770,337)
                                                            ---------------------------
Increase (Decrease) In Net Assets From Operations             32,701,026    (18,802,368)
                                                            ---------------------------
Principal Transactions:
   Purchase Payments                                          33,098,147     36,591,398
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                            (5,723,954)    (6,294,866)
   Annuity Benefit Payments                                       (1,380)        (1,253)
   Amounts Transferred From (To) Other Divisions Or VALIC
      General Account, Net                                   (10,213,131)    33,659,941
   Contract Maintenance Charge                                   (59,501)       (51,202)
                                                            ---------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                  17,100,181     63,904,018
                                                            ---------------------------
Total Increase (Decrease) In Net Assets                       49,801,207     45,101,650

Net Assets:
Beginning Of Period                                           94,939,994     49,838,344
                                                            ---------------------------
End Of Period                                               $144,741,201   $ 94,939,994
                                                            ===========================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                     Evergreen                     Evergreen
                                                                  Growth & Income                Equity Income
                                                                        Fund                         Fund
                                                            ---------------------------------------------------------
                                                                    Division 56                   Division 57
                                                            ---------------------------------------------------------
                                                               For The        For The        For The        For The
                                                             Year Ended     Year Ended     Year Ended     Year Ended
                                                            December 31,   December 31,   December 31,   December 31,
                                                                2003           2002           2003           2002
                                                            ---------------------------------------------------------
Operations:
   Net Investment Income (Loss)                             $    (72,902)   $   (21,772)   $    95,403   $   (30,162)
   Net Realized Gains (Losses) From Securities
      Transactions                                             1,066,659       (201,083)      (425,857)     (626,989)
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                        1,698,635       (522,174)     3,430,205    (1,290,807)
                                                            ---------------------------------------------------------
Increase (Decrease) In Net Assets From Operations              2,692,392       (745,029)     3,099,751    (1,947,958)
                                                            ---------------------------------------------------------
Principal Transactions:
   Purchase Payments                                           3,281,414      2,096,423      3,336,485     3,596,310
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                              (364,832)      (150,093)      (716,714)     (597,677)
   Annuity Benefit Payments                                           --             --             --            --
   Amounts Transferred From (To) Other Divisions Or VALIC
      General Account, Net                                    12,894,287        526,107      1,819,878       240,216
   Contract Maintenance Charge                                    (5,628)        (3,027)        (6,705)       (5,895)
                                                            ---------------------------------------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal  Transactions                                 15,805,241      2,469,410      4,432,944     3,232,954
                                                            ---------------------------------------------------------
Total Increase (Decrease) In Net Assets                       18,497,633      1,724,381      7,532,695     1,284,996

Net Assets:
Beginning Of Period                                            4,027,866      2,303,485      9,242,028     7,957,032
                                                            ---------------------------------------------------------
End Of Period                                               $ 22,525,499    $ 4,027,866    $16,774,723   $ 9,242,028
                                                            =========================================================

                                                                  VALIC Company II
                                                                      Core Bond
                                                                        Fund
                                                            ---------------------------
                                                                    Division 58
                                                            ---------------------------
                                                               For The        For The
                                                             Year Ended     Year Ended
                                                            December 31,   December 31,
                                                                2003           2002
                                                            ---------------------------
Operations:
   Net Investment Income (Loss)                              $   744,742    $   788,493
   Net Realized Gains (Losses) From Securities
      Transactions                                               972,107         (2,356)
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                         (718,550)       637,756
                                                            ---------------------------
Increase (Decrease) In Net Assets From Operations                998,299      1,423,893
                                                            ---------------------------
Principal Transactions:
   Purchase Payments                                           8,700,389      4,403,893
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                            (1,312,447)    (1,240,789)
   Annuity Benefit Payments                                       (1,025)            --
   Amounts Transferred From (To) Other Divisions Or VALIC
      General Account, Net                                       205,093      6,533,489
   Contract Maintenance Charge                                    (8,507)        (4,643)
                                                            ---------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal  Transactions                                  7,583,503      9,691,950
                                                            ---------------------------
Total Increase (Decrease) In Net Assets                        8,581,802     11,115,843

Net Assets:
Beginning Of Period                                           24,215,202     13,099,359
                                                            ---------------------------
End Of Period                                                $32,797,004    $24,215,202
                                                            ===========================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                  VALIC Company II              VALIC Company II
                                                                   Strategic Bond               High Yield Bond
                                                                        Fund                          Fund
                                                            ---------------------------------------------------------
                                                                    Division 59                   Division 60
                                                            ---------------------------------------------------------
                                                               For The       For The         For The       For The
                                                             Year Ended     Year Ended     Year Ended     Year Ended
                                                            December 31,   December 31,   December 31,   December 31,
                                                                2003           2002           2003          2002
                                                            ---------------------------------------------------------
Operations:
   Net Investment Income (Loss)                              $ 2,301,741    $ 1,415,050    $ 3,153,320    $ 1,520,800
   Net Realized Gains (Losses) From Securities
      Transactions                                             1,274,961       (100,515)     2,205,807       (519,240)
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                        3,065,090        (44,912)     3,407,471     (1,340,207)
                                                            ---------------------------------------------------------
Increase (Decrease) In Net Assets From Operations              6,641,792      1,269,623      8,766,598       (338,647)
                                                            ---------------------------------------------------------
Principal Transactions:
   Purchase Payments                                          11,538,128      5,950,619      7,365,696      3,010,097
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                            (1,552,589)    (1,366,722)    (2,309,368)      (716,419)
   Annuity Benefit Payments                                          (60)            --           (924)          (211)
   Amounts Transferred From (To) Other Divisions Or
      VALIC General Account, Net                              16,911,489      2,970,291     21,349,845      1,105,940
   Contract Maintenance Charge                                   (13,086)        (7,419)       (13,092)        (6,446)
                                                            ---------------------------------------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                  26,883,882      7,546,769     26,392,157      3,392,961
                                                            ---------------------------------------------------------
Total Increase (Decrease) In Net Assets                       33,525,674      8,816,392     35,158,755      3,054,314

Net Assets:
Beginning Of Period                                           25,870,826     17,054,434     18,177,239     15,122,925
                                                            ---------------------------------------------------------
End Of Period                                                $59,396,500    $25,870,826    $53,335,994    $18,177,239
                                                            =========================================================

                                                                       Janus
                                                                       Fund
                                                            ---------------------------
                                                                    Division 61
                                                            ---------------------------
                                                               For The        For The
                                                             Year Ended     Year Ended
                                                            December 31,   December 31,
                                                                2003           2002
                                                            ---------------------------
Operations:
   Net Investment Income (Loss)                              $  (461,013)  $   (396,342)
   Net Realized Gains (Losses) From Securities
      Transactions                                            (1,791,828)    (2,442,424)
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                       15,465,440    (11,046,948)
                                                            ---------------------------
Increase (Decrease) In Net Assets From Operations             13,212,599    (13,885,714)
                                                            ---------------------------
Principal Transactions:
   Purchase Payments                                          13,561,296     17,555,377
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                            (3,047,155)    (2,982,328)
   Annuity Benefit Payments                                           --             --
   Amounts Transferred From (To) Other Divisions Or
      VALIC General Account, Net                              (4,721,866)    (4,177,961)
   Contract Maintenance Charge                                   (33,581)       (36,471)
                                                            ---------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                   5,758,694     10,358,617
                                                            ---------------------------
Total Increase (Decrease) In Net Assets                       18,971,293     (3,527,097)

Net Assets:
Beginning Of Period                                           39,063,826     42,590,923
                                                            ---------------------------
End Of Period                                                $58,035,119   $ 39,063,826
                                                            ===========================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                      AIM Large                   Credit Suisse
                                                                     Cap Growth                 Small Cap Growth
                                                                        Fund                          Fund
                                                            ---------------------------------------------------------
                                                                    Division 62                   Division 63
                                                            ---------------------------------------------------------
                                                               For The       For The         For The       For The
                                                             Year Ended     Year Ended     Year Ended     Year Ended
                                                            December 31,   December 31,   December 31,   December 31,
                                                               2003            2002           2003           2002
                                                            ---------------------------------------------------------
Operations:
   Net Investment Income (Loss)                              $   (93,036)   $   (78,930)   $  (223,143)   $  (111,012)
   Net Realized Gains (Losses) From Securities
      Transactions                                            (1,150,703)    (4,450,973)       137,867       (370,693)
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                        3,879,938       (107,167)     8,825,912     (3,796,959)
                                                            ---------------------------------------------------------
Increase (Decrease) In Net Assets From Operations              2,636,199     (4,637,070)     8,740,636     (4,278,664)
                                                            ---------------------------------------------------------
Principal Transactions:
   Purchase Payments                                           3,028,678      3,686,479      7,889,631      6,402,086
   Surrenders Of Accumulation Units By Terminations
      And Withdrawals,                                          (576,416)      (612,564)    (1,012,983)      (621,037)
   Annuity Benefit Payments                                         (345)            --             --             --
   Amounts Transferred From (To) Other Divisions Or
      VALIC General Account, Net                                 725,765     (1,329,188)    10,559,257      3,144,029
   Contract Maintenance Charge                                    (8,241)        (8,968)       (12,484)        (9,151)
                                                            ---------------------------------------------------------
   Increase (Decrease) In Net Assets Resulting
      From Principal Transactions                              3,169,441      1,735,759     17,423,421      8,915,927
                                                            ---------------------------------------------------------
Total Increase (Decrease) In Net Assets                        5,805,640     (2,901,311)    26,164,057      4,637,263

Net Assets:
Beginning Of Period                                            7,174,950     10,076,261     13,837,306      9,200,043
                                                            ---------------------------------------------------------
End Of Period                                                $12,980,590    $ 7,174,950    $40,001,363    $13,837,306
                                                            =========================================================

                                                                    MSIF Trust
                                                                  Mid Cap Growth
                                                                     Portfolio
                                                            ---------------------------
                                                                    Division 64
                                                            ---------------------------
                                                               For The        For The
                                                             Year Ended     Year Ended
                                                            December 31,   December 31,
                                                                2003           2002
                                                            ---------------------------
Operations:
   Net Investment Income (Loss)                              $  (236,210)   $  (126,400)
   Net Realized Gains (Losses) From Securities
      Transactions                                              (115,957)    (1,182,643)
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                        8,779,009     (3,693,991)
                                                            ---------------------------
Increase (Decrease) In Net Assets From Operations              8,426,842     (5,003,034)
                                                            ---------------------------
Principal Transactions:
   Purchase Payments                                           8,278,265      6,988,645
   Surrenders Of Accumulation Units By Terminations
      And Withdrawals,                                          (716,717)      (973,041)
   Annuity Benefit Payments                                           --             --
   Amounts Transferred From (To) Other Divisions Or
      VALIC General Account, Net                               8,471,381      2,194,362

   Contract Maintenance Charge                                   (12,058)        (9,394)
                                                            ---------------------------
   Increase (Decrease) In Net Assets Resulting
      From Principal Transactions                             16,020,871      8,200,572
                                                            ---------------------------
Total Increase (Decrease) In Net Assets                       24,447,713      3,197,538

Net Assets:
Beginning Of Period                                           15,087,138     11,889,600
                                                            ---------------------------
End Of Period                                                $39,534,851    $15,087,138
                                                            ===========================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                     Evergreen                        SIT
                                                                   Special Equity               Small Cap Growth
                                                                        Fund                          Fund
                                                            ---------------------------------------------------------
                                                                    Division 65                   Division 66
                                                            ---------------------------------------------------------
                                                               For The        For The        For The        For The
                                                             Year Ended     Year Ended     Year Ended     Year Ended
                                                            December 31,   December 31,   December 31,   December 31,
                                                                2003           2002           2003          2002
                                                            ---------------------------------------------------------
Operations:
   Net Investment Income (Loss)                             $  (158,347)   $   (48,510)   $  (495,558)   $  (250,741)
   Net Realized Gains (Losses) From Securities
      Transactions                                            1,260,686        (80,716)        63,683       (691,035)
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                       5,068,067     (1,529,964)    15,542,532     (6,876,232)
                                                            ---------------------------------------------------------
Increase (Decrease) In Net Assets From Operations             6,170,406     (1,659,190)    15,110,657     (7,818,008)
                                                            ---------------------------------------------------------

Principal Transactions:
   Purchase Payments                                          5,770,588      3,432,075     20,208,103     16,505,251
   Surrenders Of Accumulation Units By Terminations And
       Withdrawals,                                          (1,398,854)      (248,996)    (2,475,941)    (1,699,415)
   Annuity Benefit Payments                                        (976)        (1,284)          (195)          (122)
   Amounts Transferred From (To) Other Divisions Or VALIC
      General Account, Net                                   22,758,279      2,003,531      6,988,588      9,191,851
   Contract Maintenance Charge                                   (9,347)        (4,932)       (28,876)       (20,723)
                                                            ---------------------------------------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                 27,119,690      5,180,394     24,691,679     23,976,842
                                                            ---------------------------------------------------------
Total Increase (Decrease) In Net Assets                      33,290,096      3,521,204     39,802,336     16,158,834

Net Assets:
Beginning Of Period                                           6,548,011      3,026,807     33,590,014     17,431,180
                                                            ---------------------------------------------------------
End Of Period                                               $39,838,107    $ 6,548,011    $73,392,350    $33,590,014
                                                            =========================================================

                                                                        SIT
                                                                   Mid Cap Growth
                                                                        Fund
                                                            ---------------------------
                                                                    Division 67
                                                            ---------------------------
                                                               For The        For The
                                                             Year Ended     Year Ended
                                                            December 31,   December 31,
                                                                2003           2002
                                                            ---------------------------
Operations:
   Net Investment Income (Loss)                             $  (107,193)   $   (51,659)
   Net Realized Gains (Losses) From Securities
      Transactions                                             (152,479)      (386,602)
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                       3,721,059     (1,821,174)
                                                            ---------------------------
Increase (Decrease) In Net Assets From Operations             3,461,387     (2,259,435)
                                                            ---------------------------

Principal Transactions:
   Purchase Payments                                          3,601,934      2,960,017
   Surrenders Of Accumulation Units By Terminations And
       Withdrawals,                                            (468,998)      (351,827)
   Annuity Benefit Payments                                          --             --
   Amounts Transferred From (To) Other Divisions Or VALIC
      General Account, Net                                    3,847,088      1,421,368
   Contract Maintenance Charge                                   (5,997)        (4,151)
                                                            ---------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                  6,974,027      4,025,407
                                                            ---------------------------
Total Increase (Decrease) In Net Assets                      10,435,414      1,765,972

Net Assets:
Beginning Of Period                                           6,230,431      4,464,459
                                                            ---------------------------
End Of Period                                               $16,665,845    $ 6,230,431
                                                            ===========================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                                                     Ariel
                                                                       Ariel                      Appreciation
                                                                        Fund                          Fund
                                                            ---------------------------------------------------------
                                                                    Division 68                   Division 69
                                                            ---------------------------------------------------------
                                                               For The        For The        For The        For The
                                                             Year Ended     Year Ended     Year Ended     Year Ended
                                                            December 31,   December 31,   December 31,   December 31,
                                                                2003           2002           2003          2002
                                                            ---------------------------------------------------------
Operations:
   Net Investment Income (Loss)                             $ (2,056,298)  $ (1,121,995)  $ (2,474,770)  $ (1,605,502)
   Net Realized Gains (Losses) From Securities
      Transactions                                               533,352      2,062,632         39,275        143,376
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                       57,593,590    (13,091,617)    74,974,556    (25,277,709)
                                                            ---------------------------------------------------------
Increase (Decrease) In Net Assets From Operations             56,070,644    (12,150,980)    72,539,061    (26,739,835)
                                                            ---------------------------------------------------------
Principal Transactions:
   Purchase Payments                                          74,030,925     56,847,228     79,644,340     77,307,093
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                           (10,973,063)    (6,457,350)   (13,871,927)    (9,411,277)
   Annuity Benefit Payments                                         (947)            --         (4,798)          (999)
   Amounts Transferred From (To) Other Divisions Or VALIC
      General Account, Net                                    22,954,386     64,273,505      8,455,125     69,440,211
   Contract Maintenance Charge                                  (125,434)       (81,068)      (151,833)      (115,434)
                                                            ---------------------------------------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                  85,885,867    114,582,315     74,070,907    137,219,594
                                                            ---------------------------------------------------------
Total Increase (Decrease) In Net Assets                      141,956,511    102,431,335    146,609,968    110,479,759

Net Assets:
Beginning Of Period                                          158,598,891     56,167,556    201,707,432     91,227,673
                                                            ---------------------------------------------------------
End Of Period                                               $300,555,402   $158,598,891   $348,317,400   $201,707,432
                                                            =========================================================

                                                                    Lou Holland
                                                                       Growth
                                                                        Fund
                                                            ---------------------------
                                                                    Division 70
                                                            ---------------------------
                                                               For The        For The
                                                             Year Ended     Year Ended
                                                            December 31,   December 31,
                                                                2003          2002
                                                            ---------------------------
Operations:
   Net Investment Income (Loss)                             $  (162,071)   $   (77,447)
   Net Realized Gains (Losses) From Securities
      Transactions                                              (36,124)      (252,948)
   Net Change In Unrealized Appreciation (Depreciation)
      During The Period                                       4,293,561     (1,824,265)
                                                            ---------------------------
Increase (Decrease) In Net Assets From Operations             4,095,366     (2,154,660)
                                                            ---------------------------
Principal Transactions:
   Purchase Payments                                          4,969,791      3,887,946
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                           (1,034,172)      (303,074)
   Annuity Benefit Payments                                          --             --
   Amounts Transferred From (To) Other Divisions Or VALIC
      General Account, Net                                    8,920,596      5,377,179
   Contract Maintenance Charge                                   (6,801)        (3,993)
                                                            ---------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                 12,849,414      8,958,058
                                                            ---------------------------
Total Increase (Decrease) In Net Assets                      16,944,780      6,803,398

Net Assets:
Beginning Of Period                                          10,641,890      3,838,492
                                                            ---------------------------
End Of Period                                               $27,586,670    $10,641,890
                                                            ===========================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                        Dreyfus BASIC                VALIC Company I
                                                  U.S. Mortgage Securities          Blue Chip Growth
                                                           Fund                           Fund
                                                ---------------------------------------------------------
                                                        Division 71                   Division 72
                                                ---------------------------------------------------------
                                                  For The         For The        For The        For The
                                                 Year Ended     Year Ended     Year Ended     Year Ended
                                                December 31,   December 31,   December 31,   December 31,
                                                    2003           2002           2003           2002
                                                ---------------------------------------------------------
Operations:
   Net Investment Income (Loss)                 $  3,005,187   $ 1,774,878    $  (221,328)   $  (153,050)
   Net Realized Gains (Losses) From
      Securities Transactions                        391,068     1,818,344       (284,117)    (1,896,857)
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period              (859,165)      303,774      6,514,299     (2,733,476)
                                                ---------------------------------------------------------
Increase (Decrease) In Net Assets From
   Operations                                      2,537,090     3,896,996      6,008,854     (4,783,383)
                                                ---------------------------------------------------------

Principal Transactions:
   Purchase Payments                              35,204,250    26,094,036      6,843,446      5,879,025
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals,               (7,705,169)   (4,141,134)    (1,516,594)    (2,623,840)
   Annuity Benefit Payments                           (2,954)          (42)          (351)          (373)
   Amounts Transferred From (To) Other
      Divisions Or VALIC General Account, Net    (22,314,914)   44,919,167      8,606,185      1,383,787
   Contract Maintenance Charge                       (49,173)      (26,642)       (11,828)        (9,793)
                                                ---------------------------------------------------------
   Increase (Decrease) In Net Assets
      Resulting From Principal Transactions        5,132,040    66,845,385     13,920,858      4,628,806
                                                ---------------------------------------------------------
Total Increase (Decrease) In Net Assets            7,669,130    70,742,381     19,929,712       (154,577)

Net Assets:
Beginning Of Period                               94,614,268    23,871,887     15,967,003     16,121,580
                                                ---------------------------------------------------------
End Of Period                                   $102,283,398   $94,614,268    $35,896,715    $15,967,003
                                                =========================================================

                                                      VALIC Company I
                                                     Health Sciences
                                                           Fund
                                                ---------------------------
                                                        Division 73
                                                ---------------------------
                                                   For The        For The
                                                 Year Ended     Year Ended
                                                December 31,   December 31,
                                                    2003           2002
                                                ---------------------------
Operations:
   Net Investment Income (Loss)                 $   (785,575)  $   (488,995)
   Net Realized Gains (Losses) From
      Securities Transactions                        569,381     (1,602,982)
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period            23,770,873    (14,680,809)
                                                ---------------------------
Increase (Decrease) In Net Assets From
   Operations                                     23,554,679    (16,772,786)
                                                ---------------------------

Principal Transactions:
   Purchase Payments                              23,772,782     24,431,531
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals,               (4,467,792)    (3,265,326)
   Annuity Benefit Payments                           (3,119)        (2,927)
   Amounts Transferred From (To) Other
      Divisions Or VALIC General Account, Net     17,666,064      2,280,130
   Contract Maintenance Charge                       (49,409)       (41,649)
                                                ---------------------------
   Increase (Decrease) In Net Assets
      Resulting From Principal Transactions       36,918,526     23,401,759
                                                ---------------------------
Total Increase (Decrease) In Net Assets           60,473,205      6,628,973

Net Assets:
Beginning Of Period                               53,144,378     46,515,405
                                                ---------------------------
End Of Period                                   $113,617,583   $ 53,144,378
                                                ===========================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                      VALIC Company I
                                                           Value
                                                           Fund
                                                ---------------------------
                                                        Division 74
                                                ---------------------------
                                                   For The        For The
                                                 Year Ended     Year Ended
                                                December 31,   December 31,
                                                    2003           2002
                                                ---------------------------
Operations:
   Net Investment Income (Loss)                 $   104,011    $    45,692
   Net Realized Gains (Losses) From
      Securities Transactions                       159,294       (149,871)
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period            2,462,349     (2,093,608)
                                                ---------------------------
Increase (Decrease) In Net Assets From
   Operations                                     2,725,654     (2,197,787)
                                                ---------------------------

Principal Transactions:
   Purchase Payments                              1,001,604        520,468
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals,                (112,610)       (52,474)
   Annuity Benefit Payments                              --             --
   Amounts Transferred From (To) Other
      Divisions Or VALIC General Account, Net       599,973      1,467,187
   Contract Maintenance Charge                       (1,312)          (635)
                                                ---------------------------
   Increase (Decrease) In Net Assets
      Resulting From Principal Transactions       1,487,655      1,934,546
                                                ---------------------------
Total Increase (Decrease) In Net Assets           4,213,309       (263,241)

Net Assets:
Beginning Of Period                               9,736,759     10,000,000
                                                ---------------------------
End Of Period                                   $13,950,068    $ 9,736,759
                                                ===========================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                          Notes to Financial Statements

1.   Organization

The Variable Annuity Life Insurance Company Separate Account A (the "Separate Account") is a segregated investment account that was established by The Variable Annuity Life Insurance Company ("VALIC") to fund variable annuity insurance contracts issued by VALIC. VALIC is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services, retirement savings and asset management. The Separate Account is registered with the Securities and Exchange Commission as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account includes the following variable annuity products: Portfolio Director, Group Unit Purchase, IMPACT, Independence Plus, and Potentia.

The Separate Account contracts are sold primarily by VALIC's exclusive sales force. The distributor of these contracts is American General Distributors, Inc., an affiliate of VALIC; however, all commissions are paid by VALIC. No underwriting fees are paid in connection with the distribution of these contracts.

VALIC serves as the investment adviser to the VALIC Company I and II Series. VALIC also serves as the transfer agent and accounting services agent to the VALIC Company I and II Series. AIG Global Investment Corporation ("AIGGIC") and SunAmerica Asset Management Corp. ("SAAMCO"), each an affiliate of VALIC, serve as investment sub-advisers to certain underlying mutual funds of each series. Third-party portfolio managers manage the remaining mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

As of June 30, 2003, the VALIC Company I Opportunities Fund changed its name to the VALIC Company I Growth Fund. Effective June 13, 2003, the Evergreen Value Fund merged into the Evergreen Equity Income Fund. Effective July 11, 2003, the Evergreen Small Cap Value Fund merged into the Evergreen Special Values Fund. Effective November 3, 2003, the INVESCO Growth Fund merged into the AIM Large Cap Growth Fund.

The Separate Account is comprised of seventy sub-accounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in the Funds listed below.

VALIC Company I

     Capital Conservation Fund (Division 1 and 7)
     Money Market I Fund (Division 2 and 6)
     Mid Cap Index Fund (Division 4)
     Asset Allocation Fund (Division 5)
     Government Securities Fund (Division 8)
     Stock Index Fund (Divisions 10A, B, C, and D)
     International Equities Fund (Division 11)
     Social Awareness Fund (Division 12)
     International Government Bond Fund (Division 13)
     Small Cap Index Fund (Division 14)
     Core Equity Fund (Division 15)
     Growth & Income Fund (Division 16)
     Science & Technology Fund (Division 17)
     Small Cap Fund (Division 18)
     International Growth I Fund (Division 20)
     Income & Growth Fund (Division 21)
     Large Cap Growth Fund (Division 30)
     Growth Fund (Division 45)
     Nasdaq-100(R) Index Fund (Division 46)
     Blue Chip Growth Fund (Division 72)
     Health Sciences Fund (Division 73)
     Value Fund (Division 74)

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

1.   Organization (Continued)

VALIC Company II

     International Growth II Fund (Division 33)
     Small Cap Growth Fund (Division 35)
     Small Cap Value Fund (Division 36)
     Mid Cap Growth Fund (Division 37)
     Mid Cap Value Fund (Division 38)
     Capital Appreciation Fund (Division 39)
     Large Cap Value Fund (Division 40)
     Socially Responsible Fund (Division 41)
     Money Market II Fund (Division 44)
     Aggressive Growth Lifestyle Fund (Division 48)
     Moderate Growth Lifestyle Fund (Division 49)
     Conservative Growth Lifestyle Fund (Division 50)
     Core Bond Fund (Division 58)
     Strategic Bond Fund (Division 59)
     High Yield Bond Fund (Division 60)

Other Funds

     Templeton Global Asset Allocation Fund (Division 19)
     Vanguard Long-Term Corporate Fund (Division 22)
     Vanguard Long-Term Treasury Fund (Division 23)
     Vanguard Windsor II Fund (Division 24)
     Vanguard Wellington Fund (Division 25)
     Putnam New Opportunities Fund (Division 26)
     Putnam OTC & Emerging Growth Fund (Division 27)
     Putnam Global Equity Fund (Division 28)
     American Century Ultra Fund (Division 31)
     Templeton Foreign Fund (Division 32)
     Janus Adviser Worldwide Fund (Division 47)
     Vanguard LifeStrategy Growth Fund (Division 52)
     Vanguard LifeStrategy Moderate Growth Fund (Division 53)
     Vanguard LifeStrategy Conservative Growth Fund (Division 54)
     Evergreen Special Values Fund (Division 55)
     Evergreen Growth & Income Fund (Division 56)
     Evergreen Equity Income Fund (Division 57)
     Janus Fund (Division 61)
     AIM Large Cap Growth Fund (Division 62)
     Credit Suisse Small Cap Growth Fund (Division 63)
     MSIF Trust Mid Cap Growth Portfolio (Division 64)
     Evergreen Special Equity Fund (Division 65)
     SIT Small Cap Growth Fund (Division 66)
     SIT Mid Cap Growth Fund (Division 67)
     Ariel Fund (Division 68)
     Ariel Appreciation Fund (Division 69)
     Lou Holland Growth Fund (Division 70)
     Dreyfus BASIC U.S. Mortgage Securities Fund (Division 71)

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

1.   Organization (Continued)

The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC.

In addition to the seventy divisions above, a contract owner may allocate contract funds to a fixed account, which is part of VALIC's general account. Contract owners should refer to the Portfolio Director prospectus, Group Unit Purchase prospectus, IMPACT prospectus, Independence Plus prospectus, and/or the Potentia prospectus for a complete description of the available Funds and fixed account.

Net premiums from the contracts are allocated to the divisions and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the statements of changes in net assets.

2.   Summary of Significant Accounting Policies

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America. Certain items have been reclassified to conform to the current period's presentation. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

Investment Valuation: Investments in the Funds are valued at the net asset (market) value per share at the close of each business day as reported by each Fund.

Investment Transactions and Related Investment Income: Purchases and sales of shares of the Funds are valued at the net asset values of such Funds, which value their investment securities at fair value, on the trade date. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on the basis of identified cost. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts on Benefit: For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. Participants are able to elect assumed interest rates between 3.0% and 6.0% in determining annuity payments.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, VALIC makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to VALIC.

Annuity reserves are calculated according to the 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table, depending on the calendar year of annuitization.

Accumulation Units: Accumulation units are the basic valuation unit of a deferred variable annuity. Such units are valued daily to reflect investment performance and the prorated daily deduction for mortality and expense risk charges, net of any applicable expense reimbursements. VALIC offers both standard and enhanced contracts, which have different mortality and expense risk charges.

Federal Income Taxes: VALIC qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of VALIC and are not taxed separately. Under the current provisions of the Code, VALIC does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

3.   Charges and Deductions

Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

Mortality and Expense Risk Charge: Deductions for mortality and expense risks assumed by VALIC are calculated daily, at an annual rate, on the average daily net asset value of the underlying Funds comprising the divisions attributable to the contract owners and are paid to VALIC.

The mortality and expense risk charges for each division is shown in the table below. The charges range from 0.21% to 1.45% based on the average daily net asset value of each division. The exact rate depends on the particular product issued and the division selected. This charge is guaranteed and cannot be increased by VALIC. The mortality and expense risk charges are to compensate VALIC for assuming mortality and expense risks under the contract. The mortality risk that VALIC assumes is the obligation to provide payments during the payout period for the life of the contract, no matter how long that might be. In addition, VALIC assumes the obligation to pay during the purchase period a death benefit. The expense risk is VALIC's obligation to cover the cost of issuing and administering the contract, no matter how large the cost may be.

Divisions                                  Risk Charges
--------------------------------------------------------------------------------
10B                                        0.85% on the first $10 million
                                           0.425% on the next $90 million
                                           0.21% on the excess over $100 million
--------------------------------------------------------------------------------
1, 2, 4 through 8,                         0.60% - 1.00%
10A, 10C and 10D,
11 through 18,
20, 21, 30, 72, 73 and 74
33, 35 through 41, 44 through 46,
48 through 50,
58 through 60

--------------------------------------------------------------------------------
19, 22 through 28,                         0.85% - 1.25%
31, 32 and 47,
52 through 57,
61 through 71

--------------------------------------------------------------------------------
Potentia Product
4, 6, 10, 12, 14, 16, 17, 26 through 28,
31 35, 39, 47 through 50, 58 and 59        0.95% - 1.45%

--------------------------------------------------------------------------------

Mortality and expense risk charges of the Separate Account's divisions 10A and 10B (as defined to include underlying Fund expenses) are limited to the following rates based on average daily net assets:

Divisions                                  Expense Limitations
--------------------------------------------------------------------------------
10A                                        1.4157% on the first $359,065,787
                                           1.36% on the next $40,934,213
                                           1.32% on the excess over $400 million
--------------------------------------------------------------------------------
10B                                        0.6966% on the first $25,434,267
                                           0.50% on the next $74,565,733
                                           0.25% on the excess over $100 million
--------------------------------------------------------------------------------

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

3.   Charges and Deductions (Continued)

Separate Account Expense Reimbursements or Credits: Certain of the Funds or their affiliates have an agreement with VALIC to pay VALIC for administrative and shareholder services it provides to the underlying Fund. VALIC applied these payments to reduce its charges to the division investing in that Fund. In addition, VALIC currently reimburses or credits certain divisions a portion of VALIC's mortality and expense risk charges, as shown in the table above. The reimbursement of expenses are included in the statement of operations. Such crediting arrangements are voluntary, and may be changed by VALIC at any time. The expense reimbursements are credited at the annual rates shown below.

Divisions                                  Expense Reduction
--------------------------------------------------------------------------------
22 and 23,                                 0.25%
26 through 28,
32 through 33,
35 through 41, 44,
47 through 50,
55 through 71
31                                         0.21%
--------------------------------------------------------------------------------

Account Maintenance Charge: An account maintenance charge of $3.75 is assessed on each contract (except those relating to divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. The account maintenance charge is to reimburse VALIC for administrative expenses for establishing and maintaining the record keeping for the divisions. Account maintenance charges assessed totaled $7,495,541 and $7,764,088 for the years ended December 31, 2003 and 2002, respectively. The account maintenance charges are paid by redemption of units outstanding.

Surrender Charge: When money is withdrawn from a participant's account, a surrender charge may be deducted from the amount withdrawn. VALIC received surrender charges of $6,048,496 and $7,488,002 for the years ended December 31, 2003 and 2002, respectively. The surrender charges are paid by redemption of units outstanding.

Sales and Administrative Charge: Certain purchase payments into divisions 10A and 10B are subject to a sales and administrative charge. The percentage rate charged is based on the amount of purchase payment received. VALIC received $16,486 and $917 for the year ended December 31, 2003, in sales and administrative charges on variable annuity purchase payments for divisions 10A and 10B, respectively. VALIC received $6,622 and $427 for the year ended December 31, 2002, in sales and administrative charges on variable annuity purchase payments for divisions 10A and 10B, respectively. The sales and administrative charges are paid by redemption of units outstanding.

Premium Tax Charge: Taxes on purchase payments are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%. If the law of the state, city, or town requires premium taxes to be paid when purchase payments are made, VALIC will deduct the tax from such payments prior to depositing the payments into the separate account. Otherwise, such tax will be deducted from the account value when annuity payments are to begin.

Other Matters Related to Separate Account Charges: Capital surplus (which represents VALIC's investment in the Separate Account) amounts reflected in the statements of net assets for Divisions 33, 35 through 41, 44, 48 through 50, 58 through 60, and 74 are not subject to contract owner charges since they do not represent reserves for annuity contracts issued.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

4.   Purchases and Sales of Investments

The aggregate cost of shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2003 consist of the following:

                                                                        Cost of       Proceeds from
                 Underlying Fund                       Division     Shares Acquired    Shares Sold
---------------------------------------------------------------------------------------------------
VALIC Company I Capital Conservation Fund                1 & 7        $ 30,305,687     $ 30,771,360
VALIC Company I Money Market I Fund                      2 & 6         647,164,153      739,645,910
VALIC Company I Mid Cap Index Fund                         4           226,967,780       75,158,967
VALIC Company I Asset Allocation Fund                      5            17,203,090       17,832,633
VALIC Company I Government Securities Fund                 8            53,739,388       65,812,976
VALIC Company I Stock Index Fund                     10A, B, C, D      384,612,313      262,262,353
VALIC Company I International Equities Fund               11           520,294,619      499,759,761
VALIC Company I Social Awareness Fund                     12            28,044,048       33,329,497
VALIC Company I International Government Bond Fund        13            96,210,412       91,082,331
VALIC Company I Small Cap Index Fund                      14           144,076,501       48,908,661
VALIC Company I Core Equity Fund                          15            31,307,844       61,731,207
VALIC Company I Growth & Income Fund                      16            18,676,317       18,952,523
VALIC Company I Science & Technology Fund                 17           164,789,835      114,891,786
VALIC Company I Small Cap Fund                            18            35,270,565       53,210,659
Templeton Global Asset Allocation Fund                    19            66,883,648       24,111,988
VALIC Company I International Growth I Fund               20           124,599,656      134,860,499
VALIC Company I Income & Growth Fund                      21            21,627,393       21,965,246
Vanguard Long-Term Corporate Fund                         22            87,702,611       71,775,676
Vanguard Long-Term Treasury Fund                          23            94,440,544      104,552,417
Vanguard Windsor II Fund                                  24           161,776,920       54,857,380
Vanguard Wellington Fund                                  25           176,635,282       57,327,437
Putnam New Opportunities Fund                             26            56,002,902       74,678,906
Putnam OTC & Emerging Growth Fund                         27            63,056,302       63,907,448
Putnam Global Equity Fund                                 28            45,882,304       37,599,708
VALIC Company I Large Cap Growth Fund                     30            33,982,523       44,141,234
American Century Ultra Fund                               31           123,642,214       60,592,667
Templeton Foreign Fund                                    32           244,273,475      192,110,285
VALIC Company II International Growth II Fund             33            41,281,102       35,058,520
VALIC Company II Small Cap Growth Fund                    35            31,702,350       19,407,106
VALIC Company II Small Cap Value Fund                     36            18,297,422       10,234,349
VALIC Company II Mid Cap Growth Fund                      37            17,217,788        6,786,816
VALIC Company II Mid Cap Value Fund                       38            48,513,212       12,872,676
VALIC Company II Capital Appreciation Fund                39             4,851,006        3,370,200
VALIC Company II Large Cap Value Fund                     40            18,207,374        5,184,523
VALIC Company II Socially Responsible Fund                41             3,780,319        1,995,115
VALIC Company II Money Market II Fund                     44           222,071,673      228,288,983
VALIC Company I Growth Fund                               45             2,363,243        1,768,410
VALIC Company I Nasdaq-100(R)Index Fund                   46            91,141,199       47,201,863
Janus Adviser Worldwide Fund                              47            12,963,541       10,703,628
VALIC Company II Aggressive Growth Lifestyle Fund         48            10,083,730        3,673,022

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

4. Purchases and Sales of Investments (Continued)

                                                                     Cost of       Proceeds from
                  Underlying Fund                     Division   Shares Acquired    Shares Sold
------------------------------------------------------------------------------------------------
VALIC Company II Moderate Growth Lifestyle Fund          49        $ 17,981,770     $ 7,171,897
VALIC Company II Conservative Growth Lifestyle Fund      50          11,114,068       5,071,683
Vanguard LifeStrategy Growth Fund                        52          26,661,341       9,425,545
Vanguard LifeStrategy Moderate Growth Fund               53          35,696,742      10,712,696
Vanguard LifeStrategy Conservative Growth Fund           54          15,658,668       5,482,088
Evergreen Special Values Fund                            55          45,395,035      29,409,459
Evergreen Growth & Income Fund                           56          18,381,593       1,533,975
Evergreen Equity Income Fund                             57           7,739,237       3,229,805
VALIC Company II Core Bond Fund                          58          28,978,762      19,940,066
VALIC Company II Strategic Bond Fund                     59          43,682,412      14,054,406
VALIC Company II High Yield Bond Fund                    60         101,659,333      72,127,787
Janus Fund                                               61          14,966,284       9,750,268
AIM Large Cap Growth Fund                                62           7,193,565       4,109,679
Credit Suisse Small Cap Growth Fund                      63          24,328,850       7,188,666
MSIF Trust Mid Cap Growth Portfolio                      64          19,779,246       4,008,152
Evergreen Special Equity Fund                            65          36,438,023       9,521,692
SIT Small Cap Growth Fund                                66          32,791,405       8,645,021
SIT Mid Cap Growth Fund                                  67           9,909,788       3,057,680
Ariel Fund                                               68         103,809,511      20,021,249
Ariel Appreciation Fund                                  69          96,347,194      24,684,068
Lou Holland Growth Fund                                  70          16,740,232       4,055,330
Dreyfus BASIC U.S. Mortgage Securities Fund              71          44,709,268      35,958,478
VALIC Company I Blue Chip Growth Fund                    72          19,454,707       5,748,234
VALIC Company I Health Sciences Fund                     73          53,472,838      17,450,919
VALIC Company I Value Fund                               74           5,277,300       3,680,057

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding

The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                                        VALIC Company I                            VALIC Company I
                                                     Capital Conservation                       Capital Conservation
                                                              Fund                                      Fund
                                            ---------------------------------------------------------------------------------
                                                           Division 1                                Division 7
                                            ---------------------------------------------------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2003    December 31, 2002    December 31, 2003    December 31, 2002
                                            ---------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                             --                   --                    --                   --
   Accumulation Units Redeemed                           --                   --                    --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                           --                   --                    --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                             --                   --                    --                   --
   Accumulation Units Redeemed                           --                   --                    --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                           --                   --                    --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                             --                   --                    --                   --
   Accumulation Units Redeemed                           --                   --                    --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                           --                   --                    --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                             --                   --                    --                   --
   Accumulation Units Redeemed                           --                   --                    --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                           --                   --                    --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                     89,058.317          123,430.512        13,601,303.969       15,588,001.880
   Accumulation Units Redeemed                 (216,835.590)        (135,036.964)      (14,977,461.857)     (14,069,007.065)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 (127,777.273)         (11,606.452)       (1,376,157.888)       1,518,994.815
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                             --                   --                    --                   --
   Accumulation Units Redeemed                           --                   --                    --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                           --                   --                    --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                             --                   --                    --                   --
   Accumulation Units Redeemed                           --                   --                    --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                           --                   --                    --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                             --                   --           950,441.190          912,784.578
   Accumulation Units Redeemed                           --                   --          (674,139.617)        (576,775.822)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                           --                   --           276,301.572          336,008.756
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                             --                   --                    --                   --
   Accumulation Units Redeemed                           --                   --                    --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                           --                   --                    --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                             --                   --                    --                   --
   Accumulation Units Redeemed                           --                   --                    --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                           --                   --                    --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                             --                   --           495,496.455          574,736.758
   Accumulation Units Redeemed                           --                   --          (432,761.057)        (332,116.880)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                           --                   --            62,735.398          242,619.878
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                             --                   --                    --                   --
   Accumulation Units Redeemed                           --                   --                    --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                           --                   --                    --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                             --                   --                    --                   --
   Accumulation Units Redeemed                           --                   --                    --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                           --                   --                    --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                             --                   --                    --                   --
   Accumulation Units Redeemed                           --                   --                    --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                           --                   --                    --                   --
                                            =================================================================================

                                                        VALIC Company I                           VALIC Company I
                                                         Money Market I                            Money Market I
                                                              Fund                                      Fund
                                            ---------------------------------------------------------------------------------
                                                           Division 2                                Division 6
                                            ---------------------------------------------------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2003    December 31, 2002    December 31, 2003    December 31, 2002
                                            ---------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                             --                   --             90,185.186           58,911.570
   Accumulation Units Redeemed                           --                   --            (93,449.450)         (40,687.589)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                           --                   --             (3,264.264)          18,223.981
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                             --                   --                     --                   --
   Accumulation Units Redeemed                           --                   --                     --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                           --                   --                     --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                             --                   --                     --                   --
   Accumulation Units Redeemed                           --                   --                     --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                           --                   --                     --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                             --                   --                     --                   --
   Accumulation Units Redeemed                           --                   --                     --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                           --                   --                     --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                    438,219.788          577,675.730        473,927,335.716      418,685,671.093
   Accumulation Units Redeemed                 (990,955.063)        (676,645.413)      (517,303,647.129)    (437,725,260.356)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 (552,735.275)         (98,969.683)       (43,376,311.413)     (19,039,589.263)
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                             --                   --                     --                   --
   Accumulation Units Redeemed                           --                   --                     --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                           --                   --                     --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                             --                   --                     --                   --
   Accumulation Units Redeemed                           --                   --                     --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                           --                   --                     --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                             --                   --         31,009,234.183       26,786,505.385
   Accumulation Units Redeemed                           --                   --        (32,137,877.323)     (27,098,191.946)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                           --                   --         (1,128,643.140)        (311,686.561)
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                             --                   --                     --                   --
   Accumulation Units Redeemed                           --                   --                     --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                           --                   --                     --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                             --                   --                     --                   --
   Accumulation Units Redeemed                           --                   --                     --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                           --                   --                     --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                             --                   --         14,627,195.698       18,003,133.156
   Accumulation Units Redeemed                           --                   --        (15,845,438.521)     (11,927,688.496)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                           --                   --         (1,218,242.823)       6,075,444.660
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                             --                   --                     --                   --
   Accumulation Units Redeemed                           --                   --                     --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                           --                   --                     --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                             --                   --                     --                   --
   Accumulation Units Redeemed                           --                   --                     --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                           --                   --                     --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                             --                   --                     --                   --
   Accumulation Units Redeemed                           --                   --                     --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                           --                   --                     --                   --
                                            =================================================================================

(1) Offered in Potentia Product
(2) Offered in Portfolio Director Products
(3) Offered in Group Unit Purchase Product
(4) Offered in Independence Plus Product
(5) Offered in Impact Product

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding

                                                     VALIC Company I                    VALIC Company I
                                                      Mid Cap Index                     Asset Allocation
                                                           Fund                               Fund
                                            -------------------------------------------------------------------
                                                        Division 4                         Division 5
                                            -------------------------------------------------------------------
                                              For The Year      For The Year     For The Year     For The Year
                                                 Ended              Ended            Ended           Ended
                                              December 31,      December 31,     December 31,     December 31,
                                                 2003               2002              2003            2002
                                            -------------------------------------------------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                     57,959.220        39,776.953               --               --
   Accumulation Units Redeemed                  (19,304.819)           (5.990)              --               --
                                            -------------------------------------------------------------------
   Change in Units Outstanding                   38,654.402        39,770.963               --               --
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                             --                --               --               --
   Accumulation Units Redeemed                           --                --               --               --
                                            -------------------------------------------------------------------
   Change in Units Outstanding                           --                --               --               --
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                             --                --               --               --
   Accumulation Units Redeemed                           --                --               --               --
                                            -------------------------------------------------------------------
   Change in Units Outstanding                           --                --               --               --
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                             --                --               --               --
   Accumulation Units Redeemed                           --                --               --               --
                                            -------------------------------------------------------------------
   Change in Units Outstanding                           --                --               --               --
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                 42,270,913.371    41,709,527.249    4,585,497.000    4,341,248.603
   Accumulation Units Redeemed              (25,037,925.585)  (33,817,012.304)  (5,830,506.781)  (9,776,208.317)
                                            -------------------------------------------------------------------
   Change in Units Outstanding               17,232,987.786     7,892,514.945   (1,245,009.781)  (5,434,959.714)
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                             --                --               --               --
   Accumulation Units Redeemed                           --                --               --               --
                                            -------------------------------------------------------------------
   Change in Units Outstanding                           --                --               --               --
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                             --                --               --               --
   Accumulation Units Redeemed                           --                --               --               --
                                            -------------------------------------------------------------------
   Change in Units Outstanding                           --                --               --               --
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                  4,958,785.101     4,686,585.919      339,557.214      424,600.151
   Accumulation Units Redeemed               (1,286,248.571)   (1,939,543.759)    (217,246.636)    (715,322.620)
                                            -------------------------------------------------------------------
   Change in Units Outstanding                3,672,536.530     2,747,042.160      122,310.578     (290,722.469)
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                             --                --               --               --
   Accumulation Units Redeemed                           --                --               --               --
                                            -------------------------------------------------------------------
   Change in Units Outstanding                           --                --               --               --
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                             --                --               --               --
   Accumulation Units Redeemed                           --                --               --               --
                                            -------------------------------------------------------------------
   Change in Units Outstanding                           --                --               --               --
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                  3,042,265.810     2,801,567.433      170,638.911      457,225.923
   Accumulation Units Redeemed               (1,433,531.232)   (1,016,100.787)    (217,386.197)    (145,499.070)
                                            -------------------------------------------------------------------
   Change in Units Outstanding                1,608,734.578     1,785,466.646      (46,747.286)     311,726.853
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                             --                --               --               --
   Accumulation Units Redeemed                           --                --               --               --
                                            -------------------------------------------------------------------
   Change in Units Outstanding                           --                --               --               --
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                             --                --               --               --
   Accumulation Units Redeemed                           --                --               --               --
                                            -------------------------------------------------------------------
   Change in Units Outstanding                           --                --               --               --
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                             --                --               --               --
   Accumulation Units Redeemed                           --                --               --               --
                                            -------------------------------------------------------------------
   Change in Units Outstanding                           --                --               --               --
                                            ===================================================================

                                                      VALIC Company I                   VALIC Company I
                                                   Government Securities                  Stock Index
                                                          Fund                               Fund
                                            -------------------------------------------------------------------
                                                        Division 8                         Division 10A
                                            -------------------------------------------------------------------
                                              For The Year      For The Year     For The Year     For The Year
                                                 Ended             Ended            Ended             Ended
                                              December 31,      December 31,     December 31,     December 31,
                                                  2003              2002             2003             2002
                                            -------------------------------------------------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                             --                --               --               --
   Accumulation Units Redeemed                           --                --               --               --
                                            -------------------------------------------------------------------
   Change in Units Outstanding                           --                --               --               --
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                             --                --               --               --
   Accumulation Units Redeemed                           --                --               --               --
                                            -------------------------------------------------------------------
   Change in Units Outstanding                           --                --               --               --
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                             --                --               --               --
   Accumulation Units Redeemed                           --                --               --               --
                                            -------------------------------------------------------------------
   Change in Units Outstanding                           --                --               --               --
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                             --                --               --               --
   Accumulation Units Redeemed                           --                --               --               --
                                            -------------------------------------------------------------------
   Change in Units Outstanding                           --                --               --               --
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                 23,075,943.971    38,932,680.288    1,390,536.038    1,320,042.420
   Accumulation Units Redeemed              (32,890,540.918)  (25,610,135.375)  (2,642,444.865)  (4,093,960.560)
                                            -------------------------------------------------------------------
   Change in Units Outstanding               (9,814,596.947)   13,322,544.913   (1,251,908.827)  (2,773,918.140)
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
     Accumulation Units Issued                           --                --               --               --
     Accumulation Units Redeemed                         --                --               --               --
                                            -------------------------------------------------------------------
     Change in Units Outstanding                         --                --               --               --
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                             --                --               --               --
   Accumulation Units Redeemed                           --                --               --               --
                                            -------------------------------------------------------------------
   Change in Units Outstanding                           --                --               --               --
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                  2,188,912.766     5,675,398.675               --               --
   Accumulation Units Redeemed               (2,253,666.137)   (4,423,198.413)              --               --
                                            -------------------------------------------------------------------
   Change in Units Outstanding                  (64,753.371)    1,252,200.262               --               --
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                             --                --               --               --
   Accumulation Units Redeemed                           --                --               --               --
                                            -------------------------------------------------------------------
   Change in Units Outstanding                           --                --               --               --
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                             --                --               --               --
   Accumulation Units Redeemed                           --                --               --               --
                                            -------------------------------------------------------------------
   Change in Units Outstanding                           --                --               --               --
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                  1,302,286.448     1,197,188.955               --               --
   Accumulation Units Redeemed               (1,032,905.531)     (464,841.863)              --               --
                                            -------------------------------------------------------------------
   Change in Units Outstanding                  269,380.917       732,347.092               --               --
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                             --                --               --               --
   Accumulation Units Redeemed                           --                --               --               --
                                            -------------------------------------------------------------------
   Change in Units Outstanding                           --                --               --               --
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                             --                --               --               --
   Accumulation Units Redeemed                           --                --               --               --
                                            -------------------------------------------------------------------
   Change in Units Outstanding                           --                --               --               --
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                             --                --               --               --
   Accumulation Units Redeemed                           --                --               --               --
                                            -------------------------------------------------------------------
   Change in Units Outstanding                           --                --               --               --
                                            ===================================================================

(1)  Offered in Potentia Product.
(2)  Offered in Portfolio Director Products.
(3)  Offered in Group Unit Purchase Product.
(4)  Offered in Independence Plus Product.
(5)  Offered in Impact Product.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding

                                                    VALIC Company I                   VALIC Company I
                                                     Stock Index                        Stock Index
                                                         Fund                               Fund
                                            -------------------------------------------------------------------
                                                        Division 10B                    Division 10C
                                            -------------------------------------------------------------------
                                             For The Year   For The Year       For The Year      For The Year
                                                Ended           Ended              Ended            Ended
                                             December 31,    December 31,       December 31,     December 31,
                                                 2003            2002               2003             2002
                                            -------------------------------------------------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                          --               --         44,441.447         42,081.690
   Accumulation Units Redeemed                        --               --        (25,727.376)            (6.300)
                                            -------------------------------------------------------------------
   Change in Units Outstanding                        --               --         18,714.071         42,075.390
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                          --               --                 --                 --
   Accumulation Units Redeemed                        --               --                 --                 --
                                            -------------------------------------------------------------------
   Change in Units Outstanding                        --               --                 --                 --
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                          --               --                 --                 --
   Accumulation Units Redeemed                        --               --                 --                 --
                                            -------------------------------------------------------------------
   Change in Units Outstanding                        --               --                 --                 --
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                          --               --                 --                 --
   Accumulation Units Redeemed                        --               --                 --                 --
                                            -------------------------------------------------------------------
   Change in Units Outstanding                        --               --                 --                 --
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                          --               --    138,689,947.069    142,038,266.770
   Accumulation Units Redeemed                        --               --   (120,661,791.998)  (175,584,972.050)
                                            -------------------------------------------------------------------
   Change in Units Outstanding                        --               --     18,028,155.071    (33,546,705.280)
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                          --               --                 --                 --
   Accumulation Units Redeemed                        --               --                 --                 --
                                            -------------------------------------------------------------------
   Change in Units Outstanding                        --               --                 --                 --
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                          --               --                 --                 --
   Accumulation Units Redeemed                        --               --                 --                 --
                                            -------------------------------------------------------------------
   Change in Units Outstanding                        --               --                 --                 --
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                          --               --     17,007,548.969     25,804,166.630
   Accumulation Units Redeemed                        --               --     (8,489,033.973)   (28,245,009.650)
                                            -------------------------------------------------------------------
   Change in Units Outstanding                        --               --      8,518,514.997     (2,440,843.020)
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                          --               --                 --                 --
   Accumulation Units Redeemed                        --               --                 --                 --
                                            -------------------------------------------------------------------
   Change in Units Outstanding                        --               --                 --                 --
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                          --               --                 --                 --
   Accumulation Units Redeemed                        --               --                 --                 --
                                            -------------------------------------------------------------------
   Change in Units Outstanding                        --               --                 --                 --
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                          --               --      9,624,896.531     18,347,347.170
   Accumulation Units Redeemed                        --               --     (4,838,493.758)    (5,659,626.150)
                                            -------------------------------------------------------------------
   Change in Units Outstanding                        --               --      4,786,402.773     12,687,721.020
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                          --               --                 --                 --
   Accumulation Units Redeemed                        --               --                 --                 --
                                            -------------------------------------------------------------------
   Change in Units Outstanding                        --               --                 --                 --
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                          --               --                 --                 --
   Accumulation Units Redeemed                        --               --                 --                 --
                                            -------------------------------------------------------------------
   Change in Units Outstanding                        --               --                 --                 --
                                            ===================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                   6,181.891       14,546.950                 --                 --
   Accumulation Units Redeemed               (75,050.691)    (119,977.290)                --                 --
                                            -------------------------------------------------------------------
   Change in Units Outstanding               (68,868.800)    (105,430.340)                --                 --
                                            ===================================================================

                                                   VALIC Company I                    VALIC Company I
                                                     Stock Index                  International Equities
                                                         Fund                            Fund
                                            -----------------------------------------------------------------
                                                     Division 10D                     Division 11
                                            -----------------------------------------------------------------
                                            For The Year   For The Year     For The Year       For The Year
                                               Ended          Ended            Ended              Ended
                                            December 31,   December 31,     December 31,       December 31,
                                                2003           2002             2003                2002
                                            -----------------------------------------------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                          --             --                 --                 --
   Accumulation Units Redeemed                        --             --                 --                 --
                                            -----------------------------------------------------------------
   Change in Units Outstanding                        --             --                 --                 --
                                            =================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                          --             --                 --                 --
   Accumulation Units Redeemed                        --             --                 --                 --
                                            -----------------------------------------------------------------
   Change in Units Outstanding                        --             --                 --                 --
                                            =================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                          --             --                 --                 --
   Accumulation Units Redeemed                        --             --                 --                 --
                                            -----------------------------------------------------------------
   Change in Units Outstanding                        --             --                 --                 --
                                            =================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                          --             --                 --                 --
   Accumulation Units Redeemed                        --             --                 --                 --
                                            -----------------------------------------------------------------
   Change in Units Outstanding                        --             --                 --                 --
                                            =================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                 231,408.561    137,675.300    459,015,797.865    226,181,293.820
   Accumulation Units Redeemed              (431,104.160)  (645,323.510)  (440,041,661.206)  (227,649,574.200)
                                            -----------------------------------------------------------------
   Change in Units Outstanding              (199,695.599)  (507,648.210)    18,974,136.658     (1,468,280.380)
                                            =================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                          --             --                 --                 --
   Accumulation Units Redeemed                        --             --                 --                 --
                                            -----------------------------------------------------------------
   Change in Units Outstanding                        --             --                 --                 --
                                            =================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                          --             --                 --                 --
   Accumulation Units Redeemed                        --             --                 --                 --
                                            -----------------------------------------------------------------
   Change in Units Outstanding                        --             --                 --                 --
                                            =================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                          --             --     79,961,627.066     42,398,552.740
   Accumulation Units Redeemed                        --             --    (78,195,037.676)   (41,828,656.290)
                                            -----------------------------------------------------------------
   Change in Units Outstanding                        --             --      1,766,589.390        569,896.450
                                            =================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                          --             --                 --                 --
   Accumulation Units Redeemed                        --             --                 --                 --
                                            -----------------------------------------------------------------
   Change in Units Outstanding                        --             --                 --                 --
                                            =================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                          --             --                 --                 --
   Accumulation Units Redeemed                        --             --                 --                 --
                                            -----------------------------------------------------------------
   Change in Units Outstanding                        --             --                 --                 --
                                            =================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                          --             --      2,681,200.935      1,356,287.620
   Accumulation Units Redeemed                        --             --     (2,288,756.745)    (1,246,309.240)
                                            -----------------------------------------------------------------
   Change in Units Outstanding                        --             --        392,444.190        109,978.380
                                            =================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                          --             --                 --                 --
   Accumulation Units Redeemed                        --             --                 --                 --
                                            -----------------------------------------------------------------
   Change in Units Outstanding                        --             --                 --                 --
                                            =================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                          --             --                 --                 --
   Accumulation Units Redeemed                        --             --                 --                 --
                                            -----------------------------------------------------------------
   Change in Units Outstanding                        --             --                 --                 --
                                            =================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                          --             --                 --                 --
   Accumulation Units Redeemed                        --             --                 --                 --
                                            -----------------------------------------------------------------
   Change in Units Outstanding                        --             --                 --                 --
                                            =================================================================

(1)  Offered in Potentia Product.
(2)  Offered in Portfolio Director Products.
(3)  Offered in Group Unit Purchase Product.
(4)  Offered in Independence Plus Product.
(5)  Offered in Impact Product.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding

                                                          VALIC Company I                         VALIC Company I
                                                         Social Awareness                     Int'l Government Bond
                                                              Fund                                      Fund
                                            ---------------------------------------------------------------------------------
                                                          Division 12                               Division 13
                                            ---------------------------------------------------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2003    December 31, 2002    December 31, 2003    December 31, 2002
                                            ---------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                  14,444,302.434       17,097,882.290       63,578,646.688       38,162,868.400
   Accumulation Units Redeemed               (16,915,918.066)     (28,112,641.771)     (64,088,540.361)     (33,278,691.787)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                (2,471,615.632)     (11,014,759.481)        (509,893.674)       4,884,176.613
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                   1,748,145.330        2,597,175.120        4,137,912.374        3,588,104.350
   Accumulation Units Redeemed                (1,058,391.801)      (3,424,810.968)      (3,705,450.920)      (2,744,357.546)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                   689,753.529         (827,635.848)         432,461.454          843,746.804
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                     248,429.398        1,767,180.840        1,723,010.444        1,077,495.380
   Accumulation Units Redeemed                  (383,174.322)        (520,162.166)      (1,089,138.777)        (373,987.907)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                  (134,744.924)       1,247,018.674          633,871.667          703,507.473
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================

                                                          VALIC Company I                         VALIC Company I
                                                          Small Cap Index                           Core Equity
                                                              Fund                                     Fund
                                            ---------------------------------------------------------------------------------
                                                          Division 14                               Division 15
                                            ---------------------------------------------------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2003    December 31, 2002    December 31, 2003    December 31, 2002
                                            ---------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                      28,990.256           13,551.230                   --                   --
   Accumulation Units Redeemed                   (14,298.407)              (2.160)                  --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                    14,691.849           13,549.070                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                  70,608,316.665       38,195,122.410       31,021,640.220       39,125,176.850
   Accumulation Units Redeemed               (36,629,074.589)     (30,576,954.588)     (50,106,129.605)     (85,701,897.382)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                33,979,242.076        7,618,167.822      (19,084,489.385)     (46,576,720.532)
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                   8,919,978.085        6,239,245.600        3,202,009.873        7,371,874.850
   Accumulation Units Redeemed                (4,574,425.161)      (4,186,683.022)      (2,585,253.622)      (7,625,223.907)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 4,345,552.924        2,052,562.578          616,756.251         (253,349.057)
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                   2,701,519.187        1,608,026.110          940,490.461        2,883,820.950
   Accumulation Units Redeemed                  (854,387.170)        (524,909.014)        (737,416.918)      (1,406,720.671)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 1,847,132.017        1,083,117.096          203,073.544        1,477,100.279
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================

(1)  Offered in Potentia Product.
(2)  Offered in Portfolio Director Products.
(3)  Offered in Group Unit Purchase Product.
(4)  Offered in Independence Plus Product.
(5)  Offered in Impact Product.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding

                                                          VALIC Company I                         VALIC Company I
                                                         Social Awareness                     Int'l Government Bond
                                                              Fund                                      Fund
                                            ---------------------------------------------------------------------------------
                                                          Division 16                               Division 17
                                            ---------------------------------------------------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2003    December 31, 2002    December 31, 2003    December 31, 2002
                                            ---------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                      13,038.717                   --            46,496.027                   --
   Accumulation Units Redeemed                      (985.701)                  --           (25,162.159)                  --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                    12,053.016                   --            21,333.867                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                    --                   --
   Accumulation Units Redeemed                            --                   --                    --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                    --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                    --                   --
   Accumulation Units Redeemed                            --                   --                    --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                    --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                    --                   --
   Accumulation Units Redeemed                            --                   --                    --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                    --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                  15,455,827.601       12,725,759.230       178,487,614.610      189,166,672.370
   Accumulation Units Redeemed               (16,011,896.187)     (24,735,715.768)     (153,436,728.847)    (203,035,915.897)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                  (556,068.586)     (12,009,956.538)       25,050,885.763      (13,869,243.527)
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                    --                   --
   Accumulation Units Redeemed                            --                   --                    --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                    --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                    --                   --
   Accumulation Units Redeemed                            --                   --                    --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                    --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                   1,150,542.608        2,092,315.620        19,330,665.091       25,547,649.290
   Accumulation Units Redeemed                  (780,015.649)      (1,534,618.160)      (13,367,838.989)     (24,587,542.405)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                   370,526.959          557,697.460         5,962,826.102          960,106.885
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                              --                   --                    --                   --
   Accumulation Units Redeemed                            --                   --                    --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                    --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                    --                   --
   Accumulation Units Redeemed                            --                   --                    --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                    --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                     336,816.085          334,172.790         7,535,589.295       12,079,758.980
   Accumulation Units Redeemed                  (311,366.935)        (145,092.835)       (3,512,898.572)      (4,069,204.685)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                    25,449.150          189,079.955         4,022,690.723        8,010,554.295
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                              --                   --                    --                   --
   Accumulation Units Redeemed                            --                   --                    --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                    --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                              --                   --                    --                   --
   Accumulation Units Redeemed                            --                   --                    --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                    --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                    --                   --
   Accumulation Units Redeemed                            --                   --                    --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                    --                   --
                                            =================================================================================

                                                        VALIC Company I                           Templeton Global
                                                           Small Cap                              Asset Allocation
                                                              Fund                                      Fund
                                            ---------------------------------------------------------------------------------
                                                           Division 18                              Division 19
                                            ---------------------------------------------------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2003    December 31, 2002    December 31, 2003    December 31, 2002
                                            ---------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --       35,559,709.800       18,028,794.100
   Accumulation Units Redeemed                            --                   --      (19,579,353.348)     (25,459,124.246)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --       15,980,356.452       (7,430,330.146)
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --        4,926,726.933        2,122,941.370
   Accumulation Units Redeemed                            --                   --       (1,952,332.703)      (1,067,081.653)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --        2,974,394.230        1,055,859.717
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                  34,724,133.957       38,051,220.690                   --                   --
   Accumulation Units Redeemed               (43,247,390.489)     (60,730,024.670)                  --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                (8,523,256.532)     (22,678,803.980)                  --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --        2,677,185.929        2,369,205.590
   Accumulation Units Redeemed                            --                   --       (2,443,347.621)      (3,032,803.503)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --          233,838.308         (663,597.913)
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                   3,248,083.315        3,903,623.230                   --                   --
   Accumulation Units Redeemed                (1,559,052.836)      (3,724,543.144)                  --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 1,689,030.479          179,080.086                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                   3,123,992.715        2,784,481.340                   --                   --
   Accumulation Units Redeemed                (3,431,572.117)      (3,795,247.171)                  --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                  (307,579.403)      (1,010,765.831)                  --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================

(1)  Offered in Potentia Product.
(2)  Offered in Portfolio Director Products.
(3)  Offered in Group Unit Purchase Product.
(4)  Offered in Independence Plus Product.
(5)  Offered in Impact Product.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                          Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding

                                                         VALIC Company I                           VALIC Company I
                                                      International Growth I                       Income & Growth
                                                              Fund                                      Fund
                                            ---------------------------------------------------------------------------------
                                                          Division 20                                Division 21
                                            ---------------------------------------------------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2003    December 31, 2002    December 31, 2003    December 31, 2002
                                            ---------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                  --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                  --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                  --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                  --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                  113,714,271.731       74,886,206.030      20,716,358.735       23,761,396.420
   Accumulation Units Redeemed               (123,246,826.469)    (101,593,464.029)    (24,135,673.306)     (35,731,388.773)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 (9,532,554.738)     (26,707,257.999      (3,419,314.571)     (11,969,992.353)
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                  --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                  --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                    8,102,565.670       10,014,348.330       4,296,799.674        5,101,404.870
   Accumulation Units Redeemed                 (6,860,886.996)     (10,183,018.325)     (2,345,205.150)      (6,164,370.015)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                  1,241,678.674         (168,669.995)      1,951,594.524       (1,062,965.145)
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                  --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                  --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                    3,511,059.410        3,227,227.980       1,068,281.630        3,214,286.950
   Accumulation Units Redeemed                 (3,242,246.460)      (3,425,216.156)       (926,179.982)      (1,182,289.622)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                    268,812.950         (197,988.176)        142,101.648        2,031,997.328
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                  --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                  --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                  --                   --
                                            =================================================================================

                                                             Vanguard                                 Vanguard
                                                       Long-Term Corporate                      Long-Term Treasury
                                                              Fund                                      Fund
                                            ---------------------------------------------------------------------------------
                                                           Division 22                              Division 23
                                            ---------------------------------------------------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2003    December 31, 2002    December 31, 2003    December 31, 2002
                                            ---------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                  52,871,822.634       53,110,438.580       73,444,072.581      104,971,719.370
   Accumulation Units Redeemed               (49,923,989.304)     (37,394,912.592)     (89,520,099.762)     (75,250,423.220)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 2,947,833.330       15,715,525.988      (16,076,027.180)      29,721,296.150
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                  14,263,749.982        6,159,858.040       12,555,817.682       12,081,324.450
   Accumulation Units Redeemed               (13,383,628.608)      (4,344,455.168)     (12,820,802.229)      (9,207,064.179)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                   880,121.374        1,815,402.872         (264,984.546)       2,874,260.271
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                   2,244,387.412        3,481,872.580        3,380,023.785        6,632,751.890
   Accumulation Units Redeemed                (1,865,988.296)      (2,445,124.066)      (3,294,987.492)      (2,194,429.471)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                   378,399.116        1,036,748.514           85,036.293        4,438,322.419
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================

(1)  Offered in Potentia Product.
(2)  Offered in Portfolio Director Products.
(3)  Offered in Group Unit Purchase Product.
(4)  Offered in Independence Plus Product.
(5)  Offered in Impact Product.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding

                                                            Vanguard                                  Vanguard
                                                           Windsor II                                Wellington
                                                              Fund                                      Fund
                                            ---------------------------------------------------------------------------------
                                                          Division 24                               Division 25
                                            ---------------------------------------------------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2003    December 31, 2002    December 31, 2003    December 31, 2002
                                            ---------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                 117,239,745.699       131,999,097.080     110,858,468.069      118,362,163.160)
   Accumulation Units Redeemed               (72,600,521.748)     (113,530,082.497)    (61,763,039.130)     (84,479,112.605)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                44,639,223.952        18,469,014.583      49,095,428.940       33,883,050.555
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                  16,631,074.645       24,012,944.140       16,413,382.835       18,415,107.150
   Accumulation Units Redeemed                (6,455,871.279)     (14,513,972.443)      (7,166,912.945)     (15,006,304.379)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                10,175,203.366        9,498,971.697        9,246,469.890        3,408,802.771
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                  11,647,175.113       17,137,493.890        7,095,542.880       14,440,143.140
   Accumulation Units Redeemed                (5,476,675.670)      (5,493,380.566)      (3,794,384.504)      (4,918,905.348)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 6,170,499.444       11,644,113.324        3,301,158.376        9,521,237.792
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================

                                                             Putnam                                 Putnam OTC
                                                       New Opportunities                        & Emerging Growth
                                                              Fund                                    Fund
                                            ---------------------------------------------------------------------------------
                                                          Division 26                              Division 27
                                            ---------------------------------------------------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2003    December 31, 2002    December 31, 2003    December 31, 2002
                                            ---------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                       27,322.275                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                     27,322.275                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                   92,471,813.444      128,067,539.090      174,437,061.000      240,613,966.270
   Accumulation Units Redeemed               (109,500,645.359)    (156,094,908.025)    (173,955,412.946)    (240,264,966.127)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                (17,028,831.914)     (28,027,368.935)         481,648.053          349,000.143
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                   16,453,682.220       26,548,917.330       10,250,171.914       16,603,324.460
   Accumulation Units Redeemed                (11,422,822.358)     (23,471,374.299)      (6,988,411.335)     (16,322,360.954)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                  5,030,859.861        3,077,543.031        3,261,760.579          280,963.506
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                   11,707,724.581       19,863,625.510        4,102,302.427        7,826,446.380
   Accumulation Units Redeemed                (10,221,853.156)     (11,767,038.673)      (3,553,169.074)      (3,191,007.967)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                  1,485,871.425        8,096,586.837          549,133.353        4,635,438.413
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                   --                   --
                                            =================================================================================

(1)  Offered in Potentia Product.
(2)  Offered in Portfolio Director Products.
(3)  Offered in Group Unit Purchase Product.
(4)  Offered in Independence Plus Product.
(5)  Offered in Impact Product.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding

                                                            Putnam                                VALIC Company I
                                                         Global Equity                           Large Cap Growth
                                                             Fund                                      Fund
                                            ---------------------------------------------------------------------------------
                                                          Division 28                               Division 30
                                            ---------------------------------------------------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                            December 31, 2003    December 31, 2002    December 31, 2003    December 31, 2002
                                            ---------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                       4,831.322            2,467.320                   --                    --
   Accumulation Units Redeemed                    (2,334.337)              (0.287)                  --                    --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                     2,496.985            2,467.033                   --                    --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                   --                    --
   Accumulation Units Redeemed                            --                   --                   --                    --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                    --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                   --                    --
   Accumulation Units Redeemed                            --                   --                   --                    --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                    --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                    --
   Accumulation Units Redeemed                                                 --                   --                    --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                    --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                  57,154,530.807       63,936,201.360       57,730,354.168        74,379,310.180
   Accumulation Units Redeemed               (57,452,377.495)     (79,747,066.906)     (68,524,202.282)     (107,021,535.499)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                  (297,846.687)     (15,810,865.546)     (10,793,848.114)      (32,642,225.319
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                   --                    --
   Accumulation Units Redeemed                            --                   --                   --                    --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                    --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                    --
   Accumulation Units Redeemed                            --                   --                   --                    --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                    --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                   8,418,841.395       14,201,139.490        9,831,803.842        11,881,149.710
   Accumulation Units Redeemed                (5,989,301.554)     (12,753,946.418)      (5,858,708.273)      (15,880,199.476)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 2,429,539.842        1,447,193.072        3,973,095.569        (3,999,049.766)
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                              --                   --                   --                    --
   Accumulation Units Redeemed                            --                   --                   --                    --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                    --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                    --
   Accumulation Units Redeemed                            --                   --                   --                    --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                    --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                   5,534,264.430       9,008,412.280         6,959,756.487        13,710,384.100
   Accumulation Units Redeemed                (3,644,955.601)     (4,295,389.682)       (6,537,920.026)       (9,919,918.920)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 1,889,308.830       4,713,022.598           421,836.461           3,790,465.180
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                              --                  --                  --                      --
   Accumulation Units Redeemed                            --                  --                  --                      --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                  --                  --                      --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                              --                  --                  --                      --
   Accumulation Units Redeemed                            --                  --                  --                      --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                  --                  --                      --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                  --                  --                      --
   Accumulation Units Redeemed                            --                  --                  --                      --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                  --                  --                      --
                                            =================================================================================

                                                            American                                 Templeton
                                                          Century Ultra                               Foreign
                                                              Fund                                      Fund
                                            ---------------------------------------------------------------------------------
                                                           Division 31                               Division 32
                                            ---------------------------------------------------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                            December 31, 2003    December 31, 2002    December 31, 2003    December 31, 2002
                                            ---------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                       56,983.583                   --                   --                   --
   Accumulation Units Redeemed                    (15,528.969)                  --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                     41,454.614                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                  132,192,078.216      139,600,786.780                   --                   --
   Accumulation Units Redeemed                (93,980,735.729)    (136,924,749.776)                  --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 38,211,342.487        2,676,037.004                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                               --                   --      206,608,241.833      120,895,798.800
   Accumulation Units Redeemed                             --                   --     (178,067,523.760)    (116,625,693.410)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --       28,540,718.073        4,270,105.390
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                   18,220,225.116       24,505,723.630                   --                   --
   Accumulation Units Redeemed                 (7,696,996.233)     (23,721,259.779)                  --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 10,523,228.884          784,463.851                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                               --                   --       18,117,232.436       14,294,686.240
   Accumulation Units Redeemed                             --                   --      (12,020,252.130)      (8,205,442.353)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --        6,096,980.306        6,089,243.887
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                    7,539,433.033       16,902,468.260                   --                   --
   Accumulation Units Redeemed                 (2,674,458.646)      (3,256,769.466)                  --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                  4,864,974.386       13,645,698.794                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                               --                   --        3,534,512.508        3,993,847.510
   Accumulation Units Redeemed                             --                   --         (897,801.060)        (682,847.895)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --        2,636,711.448        3,310,999.615
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                   --                   --
                                            =================================================================================

(1)  Offered in Potentia Product.
(2)  Offered in Portfolio Director Products.
(3)  Offered in Group Unit Purchase Product.
(4)  Offered in Independence Plus Product.
(5)  Offered in Impact Product.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding

                                                        VALIC Company II                          VALIC Company II
                                                   International Growth II                        Small Cap Growth
                                                              Fund                                      Fund
                                            ---------------------------------------------------------------------------------
                                                           Division 33                               Division 35
                                            ---------------------------------------------------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                            December 31, 2003    December 31, 2002    December 31, 2003    December 31, 2002
                                            ---------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                               --                  --           42,624.008                   --
   Accumulation Units Redeemed                             --                  --          (16,524.673)                  --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                  --           26,099.335                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                               --                  --                   --                   --
   Accumulation Units Redeemed                             --                  --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                  --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                               --                  --                   --                   --
   Accumulation Units Redeemed                             --                  --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                  --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                               --                  --                   --                   --
   Accumulation Units Redeemed                             --                  --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                  --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                               --                  --                   --                   --
   Accumulation Units Redeemed                             --                  --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                  --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                               --                  --                   --                   --
   Accumulation Units Redeemed                             --                  --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                  --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                               --                  --                   --                   --
   Accumulation Units Redeemed                             --                  --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                  --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                               --                  --                   --                   --
   Accumulation Units Redeemed                             --                  --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                  --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                   41,413,025.004      18,984,386.860       24,786,804.986       12,307,837.950
   Accumulation Units Redeemed                (35,827,209.057)    (14,756,466.350)     (15,762,684.800)      (7,490,232.640)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                  5,585,815.947       4,227,920.510        9,024,120.186        4,817,605.310
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                               --                  --                   --                   --
   Accumulation Units Redeemed                             --                  --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                  --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                               --                  --                   --                   --
   Accumulation Units Redeemed                             --                  --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                  --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                    2,420,166.939       9,843,640.760        7,053,942.373        5,821,626.720
   Accumulation Units Redeemed                 (1,725,587.755)     (9,441,158.457)      (5,742,550.743)      (5,531,277.485)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                    694,579.184         402,482.303        1,311,391.631          290,349.235
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                    3,699,079.440       3,051,057.700        2,350,505.960        2,101,074.490
   Accumulation Units Redeemed                 (3,420,644.177)     (2,889,824.756)      (1,444,086.536)      (1,975,159.152)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                    278,435.263         161,232.944          906,419.424          125,915.338
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                               --                  --                   --                   --
   Accumulation Units Redeemed                             --                  --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                  --                   --                   --
                                            =================================================================================

                                                        VALIC Company II                           VALIC Company II
                                                        Small Cap Value                             Mid Cap Growth
                                                              Fund                                      Fund
                                            ---------------------------------------------------------------------------------
                                                          Division 36                               Division 37
                                            ---------------------------------------------------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2003    December 31, 2002    December 31, 2003    December 31, 2002
                                            ---------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                              --                   --                  --                    --
   Accumulation Units Redeemed                            --                   --                  --                    --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                  --                    --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                  --                    --
   Accumulation Units Redeemed                            --                   --                  --                    --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                  --                    --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                  --                    --
   Accumulation Units Redeemed                            --                   --                  --                    --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                  --                    --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                  --                    --
   Accumulation Units Redeemed                            --                   --                  --                    --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                  --                    --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                              --                   --                  --                    --
   Accumulation Units Redeemed                            --                   --                  --                    --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                  --                    --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                  --                    --
   Accumulation Units Redeemed                            --                   --                  --                    --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                  --                    --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                  --                    --
   Accumulation Units Redeemed                            --                   --                  --                    --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                  --                    --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                              --                   --                  --                    --
   Accumulation Units Redeemed                            --                   --                  --                    --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                  --                    --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                  13,030,962.651        27,432,402.410      20,192,943.339       18,166,274.280
   Accumulation Units Redeemed                (9,782,621.903)      (17,700,199.108)     (9,613,345.105)      (8,940,594.506)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 3,248,340.748         9,732,203.302      10,579,598.234        9,225,679.774
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                  --                    --
   Accumulation Units Redeemed                            --                   --                  --                    --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                  --                    --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                              --                   --                  --                    --
   Accumulation Units Redeemed                            --                   --                  --                    --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                  --                    --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                   2,154,326.654         2,593,151.860       2,679,389.586        2,321,074.250
   Accumulation Units Redeemed                  (855,372.819)       (1,258,375.981)     (1,024,871.813)        (984,249.581)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 1,298,953.835         1,334,775.879       1,654,517.772        1,336,824.669
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                   2,057,080.761         3,727,042.610       1,925,975.576        1,023,571.030
   Accumulation Units Redeemed                  (989,070.671)       (1,280,826.989)       (731,630.353)        (763,711.298)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 1,068,010.090         2,446,215.621       1,194,345.223          259,859.732
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                  --                    --
   Accumulation Units Redeemed                            --                   --                  --                    --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                  --                    --
                                            =================================================================================

(1)  Offered in Potentia Product.
(2)  Offered in Portfolio Director Products.
(3)  Offered in Group Unit Purchase Product.
(4)  Offered in Independence Plus Product.
(5)  Offered in Impact Product.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding

                                                       VALIC Company II                          VALIC Company II
                                                         Mid Cap Value                         Capital Appreciation
                                                             Fund                                       Fund
                                            ---------------------------------------------------------------------------------
                                                          Division 38                               Division 39
                                            ---------------------------------------------------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2003    December 31, 2002    December 31, 2003    December 31, 2002
                                            ---------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                  24,481,965.768       27,082,921.930        3,670,659.504        3,811,866.910
   Accumulation Units Redeemed                (9,942,272.630)     (15,573,486.897)      (2,188,980.369)      (2,542,831.697)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                14,539,693.138       11,509,435.033        1,481,679.135        1,269,035.213
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                   3,065,524.071        3,520,288.760          662,943.045          496,120.230
   Accumulation Units Redeemed                (1,096,943.244)      (1,044,929.800)        (364,595.219)        (302,798.804)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 1,968,580.827        2,475,358.960          298,347.825          193,321.426
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                   3,584,727.166        3,873,566.930        2,945,161.855        3,183,425.940
   Accumulation Units Redeemed                (1,670,125.148)      (1,469,884.198)      (2,648,085.586)      (3,320,474.589)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 1,914,602.018        2,403,682.732          297,076.268         (137,048.649)
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================

                                                       VALIC Company II                         VALIC Company II
                                                        Large Cap Value                       Socially Responsible
                                                             Fund                                      Fund
                                            ---------------------------------------------------------------------------------
                                                          Division 40                               Division 41
                                            ---------------------------------------------------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2003    December 31, 2002    December 31, 2003    December 31, 2002
                                            ---------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                              --                   --                   --                  --
   Accumulation Units Redeemed                            --                   --                   --                  --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                  --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                   --                  --
   Accumulation Units Redeemed                            --                   --                   --                  --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                  --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                   --                  --
   Accumulation Units Redeemed                            --                   --                   --                  --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                  --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                  --
   Accumulation Units Redeemed                            --                   --                   --                  --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                  --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                              --                   --                   --                  --
   Accumulation Units Redeemed                            --                   --                   --                  --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                  --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                   --                  --
   Accumulation Units Redeemed                            --                   --                   --                  --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                  --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                  --
   Accumulation Units Redeemed                            --                   --                   --                  --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                  --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                              --                   --                   --                  --
   Accumulation Units Redeemed                            --                   --                   --                  --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                  --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                  13,090,520.823       10,213,539.100        2,673,557.786       1,049,715.500
   Accumulation Units Redeemed                (5,151,329.785)      (3,917,946.424)      (1,549,156.002)       (618,940.526)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 7,939,191.037        6,295,592.676        1,124,401.783         430,774.974
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                  --
   Accumulation Units Redeemed                            --                   --                   --                  --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                  --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                              --                   --                   --                  --
   Accumulation Units Redeemed                            --                   --                   --                  --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                  --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                   1,741,704.997        1,557,924.500          595,452.777         385,845.420
   Accumulation Units Redeemed                  (832,379.579)        (547,134.680)        (258,257.178)       (143,239.286)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                   909,325.418        1,010,789.820          337,195.599         242,606.134
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                   1,245,586.397        1,061,193.220          515,027.945         548,364.310
   Accumulation Units Redeemed                  (286,730.424)        (521,710.353)        (309,683.584)       (578,467.845)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                   958,855.973          539,482.867          205,344.361         (30,103.535)
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                   --                  --
   Accumulation Units Redeemed                            --                   --                   --                  --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                  --
                                            =================================================================================

(1) Offered in Potentia Product.
(2) Offered in Portfolio Director Products.
(3) Offered in Group Unit Purchase Product.
(4) Offered in Independence Plus Product.
(5) Offered in Impact Product.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding

                                                       VALIC Company II                          VALIC Company I
                                                        Money Market II                               Growth
                                                             Fund                                      Fund
                                            ---------------------------------------------------------------------------------
                                                          Division 44                               Division 45
                                            ---------------------------------------------------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2003    December 31, 2002    December 31, 2003    December 31, 2002
                                            ---------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                  --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                  --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                  --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                  --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                               --                   --       5,538,602.038        3,114,106.650
   Accumulation Units Redeemed                             --                   --      (4,426,564.623)      (2,564,247.737)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --       1,112,037.415          549,858.913
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                  --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                  --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                               --                   --         164,167.757          139,589.840
   Accumulation Units Redeemed                             --                   --         (52,912.862)         (87,743.922)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --         111,254.895           51,845.918
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                  222,674,933.929      111,179,624.750                  --                   --
   Accumulation Units Redeemed               (229,359,987.386)     (98,656,749.134                  --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 (6,685,053.457)      12,522,875.616                  --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                  --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                               --                   --         363,556.243          206,645.950
   Accumulation Units Redeemed                             --                   --        (110,532.109)         (59,475.186)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --         253,024.133          147,170.764
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                   40,157,425.762       29,913,712.580                  --                   --
   Accumulation Units Redeemed                (39,287,664.309)     (29,353,140.255)                 --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                    869,761.453          560,572.325                  --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                    6,680,730.715        3,550,190.740                  --                   --
   Accumulation Units Redeemed                 (6,305,143.752)      (1,750,126.712)                 --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                    375,586.964        1,800,064.028                  --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                  --                   --
                                            =================================================================================

                                                        VALIC Company I                                Janus
                                                       Nasdaq-100(R)Index                        Adviser Worldwide
                                                              Fund                                      Fund
                                            ---------------------------------------------------------------------------------
                                                          Division 46                               Division 47
                                            ---------------------------------------------------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2003    December 31, 2002    December 31, 2003    December 31, 2002
                                            ---------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                               --                   --           17,914.314           10,454.310
   Accumulation Units Redeemed                             --                   --           (3,878.048)              (1.236)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --           14,036.267           10,453.074
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                  335,898,929.410      147,676,713.650       22,095,456.892       26,354,718.740
   Accumulation Units Redeemed               (236,034,559.890)    (111,637,271.145)     (19,482,428.454)     (15,299,337.825)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 99,864,369.520       36,039,442.505        2,613,028.438       11,055,380.915
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                   31,419,468.957       10,373,434.420        6,513,913.339        4,648,582.120
   Accumulation Units Redeemed                (19,753,955.661)      (7,644,312.671)      (4,933,769.049)      (1,822,132.021)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 11,665,513.297        2,729,121.749        1,580,144.289        2,826,450.099
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                   19,447,747.715        9,902,146.210        1,346,359.858        1,015,185.750
   Accumulation Units Redeemed                (11,185,439.574)      (7,413,311.241)        (572,857.958)        (379,252.293)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                  8,262,308.141        2,488,834.969          773,501.900          635,933.457
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                             --                   --                   --                   --
                                            =================================================================================

(1) Offered in Potentia Product.
(2) Offered in Portfolio Director Products.
(3) Offered in Group Unit Purchase Product.
(4) Offered in Independence Plus Product.
(5) Offered in Impact Product.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding

                                                        VALIC Company II                          VALIC Company II
                                                       Aggressive Growth                          Moderate Growth
                                                         Lifestyle Fund                            Lifestyle Fund
                                            ---------------------------------------------------------------------------------
                                                          Division 48                               Division 49
                                            ---------------------------------------------------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2003    December 31, 2002    December 31, 2003    December 31, 2002
                                            ---------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                      12,213.784            6,821.860           35,056.260           31,451.650
   Accumulation Units Redeemed                        (0.830)              (0.800)         (21,401.514)         (11,038.586)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                    12,212.954            6,821.060           13,654.746           20,413.064
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                   7,690,607.308        5,723,280.780       11,588,687.769        7,961,921.760
   Accumulation Units Redeemed                (2,907,166.161)      (2,643,715.524)      (4,540,397.792)      (3,677,928.598)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 4,783,441.147        3,079,565.256        7,048,289.976        4,283,993.162
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                     985,132.004          974,500.190        1,509,346.271        1,482,562.480
   Accumulation Units Redeemed                  (268,075.622)        (256,449.884)        (564,174.015)        (666,936.021)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                   717,056.382          718,050.306          945,172.255          815,626.459
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                     369,807.841          421,299.500          995,445.791        1,184,206.720
   Accumulation Units Redeemed                  (262,292.423)      (1,026,977.899)      (1,030,362.487)      (2,650,004.555)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                   107,515.418         (605,678.399)         (34,916.696)      (1,465,797.835)
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================

                                                        VALIC Company II                       Vanguard LifeStrategy
                                                       Conservative Growth                             Growth
                                                         Lifestyle Fund                                 Fund
                                            ---------------------------------------------------------------------------------
                                                          Division 50                               Division 52
                                            ---------------------------------------------------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2003    December 31, 2002    December 31, 2003    December 31, 2002
                                            ---------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                      40,388.665           42,450.050                   --                   --
   Accumulation Units Redeemed                   (18,535.611)            (502.608)                  --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                    21,853.053           41,947.442                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --       14,052,589.151       11,151,712.330
   Accumulation Units Redeemed                            --                   --       (5,048,299.182)      (4,542,782.678)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --        9,004,289.969        6,608,929.652
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --        1,739,759.367        1,491,835.500
   Accumulation Units Redeemed                            --                   --         (461,804.668)        (428,177.894)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --        1,277,954.699        1,063,657.606
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --       10,122,993.678       10,481,934.150
   Accumulation Units Redeemed                            --                   --       (4,652,124.700)      (5,090,772.344)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --        5,470,868.978        5,391,161.806
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                   5,745,256.276        3,622,677.700                   --                   --
   Accumulation Units Redeemed                (2,545,414.460)      (2,978,629.389)                  --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 3,199,841.816          644,048.311                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                   1,164,235.218          881,296.470                   --                   --
   Accumulation Units Redeemed                  (307,369.105)        (390,928.929)                  --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                   856,866.114          490,367.541                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                     258,323.432          381,645.670                   --                   --
   Accumulation Units Redeemed                  (268,490.498)        (643,337.786)                  --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                   (10,167.067)        (261,692.116)                  --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================

(1)  Offered in Potentia Product.
(2)  Offered in Portfolio Director Products.
(3)  Offered in Group Unit Purchase Product.
(4)  Offered in Independence Plus Product.
(5)  Offered in Impact Product.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding

                                                     Vanguard LifeStrategy                     Vanguard LifeStrategy
                                                        Moderate Growth                         Conservative Growth
                                                              Fund                                      Fund
                                            ---------------------------------------------------------------------------------
                                                          Division 53                               Division 54
                                            ---------------------------------------------------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2003    December 31, 2002    December 31, 2003    December 31, 2002
                                            ---------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                  18,224,600.994       12,170,299.280        8,812,410.821        6,515,152.620
   Accumulation Units Redeemed                (5,212,052.704)      (4,550,934.630)      (3,719,609.898)      (2,570,503.416)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                13,012,548.290        7,619,364.650        5,092,800.923        3,944,649.204
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                   2,842,657.314        1,812,884.230        1,218,055.445          443,083.550
   Accumulation Units Redeemed                  (510,029.798)        (575,681.644)        (270,777.338)        (199,688.342)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 2,332,627.515        1,237,202.586          947,278.106          243,395.208
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                  12,221,336.651       13,435,681.680        3,628,340.149        3,068,566.160
   Accumulation Units Redeemed                (6,242,688.507)      (6,216,101.638)      (1,307,688.255)      (1,534,727.997)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 5,978,648.144        7,219,580.042        2,320,651.894        1,533,838.163
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================

                                                           Evergreen                                 Evergreen
                                                         Special Values                           Growth & Income
                                                              Fund                                      Fund
                                            ---------------------------------------------------------------------------------
                                                          Division 55                               Division 56
                                            ---------------------------------------------------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2003    December 31, 2002    December 31, 2003    December 31, 2002
                                            ---------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                  39,143,532.557       75,258,938.520       19,761,562.016        4,486,562.750
   Accumulation Units Redeemed               (29,448,007.048)     (38,518,112.681)      (2,365,968.415)      (2,045,344.113)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 9,695,525.509       36,740,825.839       17,395,593.601        2,441,218.637
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                   9,211,641.034        9,933,788.070        1,193,675.257          415,619.160
   Accumulation Units Redeemed                (7,042,740.010)      (4,113,887.581)        (210,408.042)        (126,576.172)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 2,168,901.025        5,819,900.489          983,267.215          289,042.988
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                   2,276,278.830        3,885,465.420          339,556.343          267,889.370
   Accumulation Units Redeemed                (1,183,272.307)      (1,390,344.165)        (119,567.627)         (81,744.998)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 1,093,006.523        2,495,121.255          219,988.716          186,144.372
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================

(1)  Offered in Potentia Product.
(2)  Offered in Portfolio Director Products.
(3)  Offered in Group Unit Purchase Product.
(4)  Offered in Independence Plus Product.
(5)  Offered in Impact Product.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding

                                                           Evergreen                               VALIC Company II
                                                         Equity Income                                Core Bond
                                                             Fund                                        Fund
                                            ---------------------------------------------------------------------------------
                                                          Division 57                                Division 58
                                            ---------------------------------------------------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2003    December 31, 2002    December 31, 2003    December 31, 2002
                                            ---------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                              --                   --           28,881.488            2,273.320
   Accumulation Units Redeemed                            --                   --           (8,722.784)              (0.273)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --           20,158.704            2,273.047
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                   6,517,362.254        7,295,435.900                   --                   --
   Accumulation Units Redeemed                (2,939,023.515)      (4,603,151.836)                  --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 3,578,338.739        2,692,284.064                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                   1,924,904.090          567,850.590                   --                   --
   Accumulation Units Redeemed                (1,244,607.795)        (177,252.249)                  --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                   680,296.295          390,598.341                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                              --                   --       18,682,883.349        9,021,558.430
   Accumulation Units Redeemed                            --                   --      (15,413,989.499)      (4,758,883.210)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --        3,268,893.850        4,262,675.220
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                     401,378.432          283,636.450                   --                   --
   Accumulation Units Redeemed                  (115,197.710)         (79,266.042)                  --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                   286,180.722          204,370.408                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                              --                   --        1,654,753.393          811,925.550
   Accumulation Units Redeemed                            --                   --       (1,014,567.170)        (418,778.505)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --          640,186.223          393,147.045
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                              --                   --        4,139,636.684        4,074,727.910
   Accumulation Units Redeemed                            --                   --       (2,102,117.381)        (765,821.958)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --        2,037,519.303        3,308,905.952
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================

                                                        VALIC Company II                          VALIC Company II
                                                         Strategic Bond                            High Yield Bond
                                                              Fund                                      Fund
                                            ---------------------------------------------------------------------------------
                                                          Division 59                              Division 60
                                            ---------------------------------------------------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2003    December 31, 2002    December 31, 2003    December 31, 2002
                                            ---------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                       2,989.624            2,776.090                    --                  --
   Accumulation Units Redeemed                    (2,775.755)              (0.334)                   --                  --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                       213.868            2,775.756                    --                  --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                    --                  --
   Accumulation Units Redeemed                            --                   --                    --                  --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                    --                  --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                    --                  --
   Accumulation Units Redeemed                            --                   --                    --                  --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                    --                  --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                    --                  --
   Accumulation Units Redeemed                            --                   --                    --                  --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                    --                  --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                              --                   --                    --                  --
   Accumulation Units Redeemed                            --                   --                    --                  --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                    --                  --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                    --                  --
   Accumulation Units Redeemed                            --                   --                    --                  --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                    --                  --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                    --                  --
   Accumulation Units Redeemed                            --                   --                    --                  --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                    --                  --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                              --                   --                    --                  --
   Accumulation Units Redeemed                            --                   --                    --                  --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                    --                  --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                  31,307,642.541       14,479,857.340        93,509,300.948       9,825,884.160
   Accumulation Units Redeemed               (14,999,968.285)      (9,499,228.214)      (73,921,913.466)     (6,706,466.655)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                16,307,674.256        4,980,629.126        19,587,387.481       3,119,417.505
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                    --                  --
   Accumulation Units Redeemed                            --                   --                    --                  --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                    --                  --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                              --                   --                    --                  --
   Accumulation Units Redeemed                            --                   --                    --                  --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                    --                  --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                   2,724,431.238          998,420.490        10,050,805.815         848,040.260
   Accumulation Units Redeemed                  (963,873.900)        (442,896.968)       (8,255,981.339)       (781,750.262)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 1,760,557.338          555,523.522         1,794,824.476          66,289.998
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                   1,495,669.788        1,171,786.170         1,928,901.936         227,410.220
   Accumulation Units Redeemed                  (637,969.990)        (617,030.070)         (886,770.227)       (122,437.561)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                   857,699.798          554,756.100         1,042,131.710         104,972.659
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                    --                  --
   Accumulation Units Redeemed                            --                   --                    --                  --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                    --                  --
                                            =================================================================================

(1)  Offered in Potentia Product.
(2)  Offered in Portfolio Director Products.
(3)  Offered in Group Unit Purchase Product.
(4)  Offered in Independence Plus Product.
(5)  Offered in Impact Product.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding

                                                                                                    AIM Large
                                                             Janus                                 Cap Growth
                                                              Fund                                    Fund
                                            ---------------------------------------------------------------------------------
                                                          Division 61                                Division 62
                                            ---------------------------------------------------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2003    December 31, 2002    December 31, 2003    December 31, 2002
                                            ---------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                  33,421,198.666       37,291,059.350       29,421,796.821       27,545,380.360
   Accumulation Units Redeemed               (25,558,204.581)     (24,141,211.693)     (20,209,869.016)     (23,421,558.209)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 7,862,994.085       13,149,847.657        9,211,927.805        4,123,822.151
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                   5,709,749.930        7,524,625.960        2,970,703.938        4,620,110.090
   Accumulation Units Redeemed                (2,666,686.008)      (2,916,749.845)      (1,370,156.688)      (3,585,713.343)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 3,043,063.921        4,607,876.115        1,600,547.250        1,034,396.747
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                   2,726,185.759        1,945,183.860        3,046,268.424        1,833,140.250
   Accumulation Units Redeemed                (1,527,221.668)        (658,473.920)        (693,355.624)        (871,780.163)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 1,198,964.092        1,286,709.940        2,352,912.800          961,360.087
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================

                                                           Credit Suisse                             MSIF Trust
                                                         Small Cap Growth                          Mid Cap Growth
                                                               Fund                                  Portfolio
                                            ---------------------------------------------------------------------------------
                                                          Division 63                                Division 64
                                            ---------------------------------------------------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2003    December 31, 2002    December 31, 2003    December 31, 2002
                                            ---------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                              --                   --                    --                  --
   Accumulation Units Redeemed                            --                   --                    --                  --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                    --                  --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                    --                  --
   Accumulation Units Redeemed                            --                   --                    --                  --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                    --                  --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                    --                  --
   Accumulation Units Redeemed                            --                   --                    --                  --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                    --                  --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                    --                  --
   Accumulation Units Redeemed                            --                   --                    --                  --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                    --                  --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                  37,914,853.508       18,148,864.290        35,136,636.871      21,620,899.940
   Accumulation Units Redeemed               (16,806,816.351)      (6,186,435.804)      (10,915,213.302)     (9,341,890.814)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                21,108,037.157       11,962,428.486        24,221,423.569      12,279,009.126
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                    --                  --
   Accumulation Units Redeemed                            --                   --                    --                  --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                    --                  --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                    --                  --
   Accumulation Units Redeemed                            --                   --                    --                  --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                    --                  --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                   4,350,761.229        3,767,223.740         7,426,555.071       5,642,791.520
   Accumulation Units Redeemed                  (816,678.735)      (1,987,827.872)       (1,606,241.773)     (1,559,486.455)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 3,534,082.494        1,779,395.868         5,820,313.299       4,083,305.065
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                              --                   --                    --                  --
   Accumulation Units Redeemed                            --                   --                    --                  --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                    --                  --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                    --                  --
   Accumulation Units Redeemed                            --                   --                    --                  --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                    --                  --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                   1,830,563.856          571,197.190         1,884,469.928         738,050.500
   Accumulation Units Redeemed                  (604,264.203)        (126,573.792)         (333,888.271)       (136,597.220)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 1,226,299.653          444,623.398         1,550,581.657         601,453.280
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                              --                   --                    --                  --
   Accumulation Units Redeemed                            --                   --                    --                  --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                    --                  --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                              --                   --                    --                  --
   Accumulation Units Redeemed                            --                   --                    --                  --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                    --                  --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                    --                  --
   Accumulation Units Redeemed                            --                   --                    --                  --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                    --                  --
                                            =================================================================================

(1)  Offered in Potentia Product.
(2)  Offered in Portfolio Director Products.
(3)  Offered in Group Unit Purchase Product.
(4)  Offered in Independence Plus Product.
(5)  Offered in Impact Product.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding

                                                           Evergreen                                    SIT
                                                         Special Equity                           Small Cap Growth
                                                              Fund                                      Fund
                                            ---------------------------------------------------------------------------------
                                                          Division 65                               Division 66
                                            ---------------------------------------------------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2003    December 31, 2002    December 31, 2003    December 31, 2002
                                            ---------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                  45,379,212.520        8,283,271.400       57,228,269.094       50,643,968.180
   Accumulation Units Redeemed               (17,542,289.636)      (2,116,771.824)     (20,599,847.996)     (13,185,178.820)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                27,836,922.884        6,166,499.576       36,628,421.098       37,458,789.360
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                   4,270,806.558          912,846.900       11,736,866.002        9,325,498.610
   Accumulation Units Redeemed                  (835,291.731)        (224,583.191)      (2,652,964.433)      (1,818,371.820)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 3,435,514.826          688,263.709        9,083,901.568        7,507,126.790
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                   4,007,209.752          682,934.020        2,465,730.672        1,680,054.960
   Accumulation Units Redeemed                (1,274,504.562)         (52,962.771)        (442,222.941)        (249,917.784)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 2,732,705.191          629,971.249        2,023,507.731        1,430,137.176
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================

                                                              SIT
                                                         Mid Cap Growth                                Ariel
                                                              Fund                                      Fund
                                            ---------------------------------------------------------------------------------
                                                          Division 67                               Division 68
                                            ---------------------------------------------------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2003    December 31, 2002    December 31, 2003    December 31, 2002
                                            ---------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                  22,751,660.150       12,499,551.550       86,192,581.092      115,551,192.290
   Accumulation Units Redeemed                (8,763,536.265)      (4,839,553.980)     (34,935,500.436)     (42,201,488.333)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                13,988,123.886        7,659,997.570       51,257,080.655       73,349,703.957
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                   2,454,178.155        1,653,318.880       12,914,092.041       13,300,125.480
   Accumulation Units Redeemed                  (888,253.340)        (323,954.323)      (2,768,160.172)      (3,053,205.822)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 1,565,924.815        1,329,364.557       10,145,931.868       10,246,919.658
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                   1,024,711.334          227,689.660        6,925,904.722        7,804,743.600
   Accumulation Units Redeemed                  (328,845.494)         (35,845.096)      (1,996,041.650)      (1,735,197.923)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                   695,865.840          191,844.564        4,929,863.072        6,069,545.677
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================

(1)  Offered in Potentia Product.
(2)  Offered in Portfolio Director Products.
(3)  Offered in Group Unit Purchase Product.
(4)  Offered in Independence Plus Product.
(5)  Offered in Impact Product.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding

                                                             Ariel                                  Lou Holland
                                                          Appreciation                                 Growth
                                                              Fund                                      Fund
                                            ---------------------------------------------------------------------------------
                                                          Division 69                               Division 70
                                            ---------------------------------------------------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2003    December 31, 2002    December 31, 2003    December 31, 2002
                                            ---------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                  93,703,922.763      150,810,764.400       20,520,499.353       13,716,400.840
   Accumulation Units Redeemed               (45,718,441.955)     (59,268,064.435)      (6,673,595.211)      (4,095,979.139)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                47,985,480.807       91,542,699.965       13,846,904.142        9,620,421.701
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                  11,890,943.881       17,161,482.720        1,731,681.526        1,700,681.050
   Accumulation Units Redeemed                (3,251,819.529)      (4,636,775.378)        (367,890.687)        (665,173.912)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 8,639,124.352       12,524,707.342        1,363,790.839        1,035,507.138
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                   7,246,263.471        9,222,606.660        1,494,891.238          697,503.740
   Accumulation Units Redeemed                (2,482,720.043)      (2,238,121.965)        (216,788.881)         (51,300.052)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 4,763,543.428        6,984,484.695        1,278,102.357          646,203.688
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================

                                                         Dreyfus BASIC                            VALIC Company I
                                                    U.S. Mortgage Securities                      Blue Chip Growth
                                                              Fund                                      Fund
                                            ---------------------------------------------------------------------------------
                                                          Division 71                               Division 72
                                            ---------------------------------------------------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2003    December 31, 2002    December 31, 2003    December 31, 2002
                                            ---------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                  44,796,592.299       82,203,038.810       29,924,791.985       19,839,632.670
   Accumulation Units Redeemed               (42,374,623.533)     (31,830,048.137)     (12,479,141.479)     (15,376,096.934)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 2,421,968.766       50,372,990.673       17,445,650.506        4,463,535.736
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                   5,651,644.061        7,710,617.150        2,719,112.895        1,682,098.480
   Accumulation Units Redeemed                (3,932,846.525)      (2,253,216.446)      (1,049,281.268)        (657,985.636)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 1,718,797.536        5,457,400.704        1,669,831.627        1,024,112.844
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                   2,450,509.793        3,023,589.870        2,599,190.789        1,960,660.270
   Accumulation Units Redeemed                (2,287,673.779)        (931,452.478)      (1,441,660.338)        (906,381.370)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                   162,836.014        2,092,137.392        1,157,530.450        1,054,278.900
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================

(1)  Offered in Potentia Product.
(2)  Offered in Portfolio Director Products.
(3)  Offered in Group Unit Purchase Product.
(4)  Offered in Independence Plus Product.
(5)  Offered in Impact Product.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding

                                                         VALIC Company I                           VALIC Company I
                                                         Health Sciences                               Value
                                                              Fund                                      Fund
                                            ---------------------------------------------------------------------------------
                                                           Division 73                               Division 74
                                            ---------------------------------------------------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2003    December 31, 2002    December 31, 2003    December 31, 2002
                                            ---------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                  80,133,103.687       57,848,208.960        5,653,686.283        4,734,450.050
   Accumulation Units Redeemed               (40,784,312.047)     (31,667,013.490)      (4,317,036.806)      (2,827,192.963)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                39,348,791.639       26,181,195.470        1,336,649.477        1,907,257.087
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                   7,259,169.404        6,007,806.810          286,515.786          186,368.720
   Accumulation Units Redeemed                (2,584,949.766)      (3,324,658.416)         (78,844.077)         (62,601.527)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 4,674,219.638        2,683,148.394          207,671.710          123,767.193
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                   5,344,176.449        2,673,596.830          312,018.091          113,388.240
   Accumulation Units Redeemed                (2,464,973.158)      (1,151,099.246)        (142,272.214)         (17,367.789)
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                 2,879,203.291        1,522,497.584          169,745.877           96,020.451
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                            ---------------------------------------------------------------------------------
   Change in Units Outstanding                            --                   --                   --                   --
                                            =================================================================================

(1)  Offered in Potentia Product.
(2)  Offered in Portfolio Director Products.
(3)  Offered in Group Unit Purchase Product.
(4)  Offered in Independence Plus Product.
(5)  Offered in Impact Product.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

6.   Unit Values and Net Assets

The unit values and net assets attributable to
accumulation units outstanding as of December
31, 2003 were as follows:                             VALIC Company I        VALIC Company I     VALIC Company I   VALIC Company I
                                                   Capital Conservation   Capital Conservation    Money Market I    Money Market I
                                                           Fund                   Fund                 Fund              Fund
                                                   -------------------------------------------------------------------------------
                                                        Division 1              Division 7          Division 2        Division 6
                                                   -------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk Charge
   of 1.45% /1/
   Accumulation Unit Value                              $       --             $        --          $       --       $   1.005523
   Net Assets Attributable to Accumulation              $       --             $        --          $       --       $     15,042
      Units Outstanding

Contracts with Mortality and Expense Risk Charge
   of 1.25% /2/
   Accumulation Unit Value                              $       --             $        --          $       --       $         --
   Net Assets Attributable to Accumulation              $       --             $        --          $       --       $         --
      Units Outstanding

Contracts with Mortality and Expense Risk Charge
   of 1.05% /2/
   Accumulation Unit Value                              $       --             $        --          $       --       $         --
   Net Assets Attributable to Accumulation              $       --             $        --          $       --       $         --
      Units Outstanding

Contracts with Mortality and Expense Risk Charge
   of 1.04% /2/
   Accumulation Unit Value                              $       --             $        --          $       --       $         --
   Net Assets Attributable to Accumulation              $       --             $        --          $       --       $         --
      Units Outstanding

Contracts with Mortality and Expense Risk Charge
   of 1.00% /2/ /3/ /4/ /5/
   Accumulation Unit Value                              $ 4.710211             $  2.637662          $ 2.753248       $   1.944039
   Net Assets Attributable to Accumulation              $4,075,267             $70,595,479          $2,024,367       $314,223,752
      Units Outstanding

Contracts with Mortality and Expense Risk Charge
   of 0.85% /2/
   Accumulation Unit Value                              $       --             $        --          $       --       $         --
   Net Assets Attributable to Accumulation              $       --             $        --          $       --       $         --
      Units Outstanding

Contracts with Mortality and Expense Risk Charge
   of 0.84% /2/
   Accumulation Unit Value                              $       --             $        --          $       --       $         --
   Net Assets Attributable to Accumulation              $       --             $        --          $       --       $         --
      Units Outstanding

Contracts with Mortality and Expense Risk Charge
   of 0.80% /2/
   Accumulation Unit Value                              $       --             $  2.730663          $       --       $   2.013088
   Net Assets Attributable to Accumulation              $       --             $ 3,682,652          $       --       $ 36,583,211
      Units Outstanding

Contracts with Mortality and Expense Risk Charge
   of 0.75% /2/
   Accumulation Unit Value                              $       --             $        --          $       --       $         --
   Net Assets Attributable to Accumulation              $       --             $        --          $       --       $         --
      Units Outstanding

Contracts with Mortality and Expense Risk Charge
   of 0.64% /2/
   Accumulation Unit Value                              $       --             $        --          $       --       $         --
   Net Assets Attributable to Accumulation              $       --             $        --          $       --       $         --
      Units Outstanding

Contracts with Mortality and Expense Risk Charge
   of 0.60% /2/
   Accumulation Unit Value                              $       --             $  2.830939          $       --       $   2.086939
   Net Assets Attributable to Accumulation              $       --             $ 2,034,053          $       --       $ 29,612,266
      Units Outstanding

Contracts with Mortality and Expense Risk Charge
   of 0.55% /2/
   Accumulation Unit Value                              $       --             $        --          $       --       $         --
   Net Assets Attributable to Accumulation              $       --             $        --          $       --       $         --
      Units Outstanding

Contracts with Mortality and Expense Risk Charge
   of 0.35% /2/
   Accumulation Unit Value                              $       --             $        --          $       --       $         --
   Net Assets Attributable to Accumulation              $       --             $        --          $       --       $         --
      Units Outstanding

Contracts with Mortality and Expense Risk Charge
   of 0.2992% /3/
   Accumulation Unit Value                              $       --             $        --          $       --       $         --
   Net Assets Attributable to Accumulation              $       --             $        --          $       --       $         --
      Units Outstanding

The unit values and net assets attributable to
accumulation units outstanding as of December
31, 2003 were as follows:                          VALIC Company I    VALIC Company I      VALIC Company I      VALIC Company I
                                                    Mid Cap Index    Asset Allocation   Government Securities     Stock Index
                                                        Fund               Fund                  Fund                Fund
                                                   ----------------------------------------------------------------------------
                                                      Division 4        Division 5            Division 8         Division 10A
                                                   ----------------------------------------------------------------------------
Contracts with Mortality and Expense Risk Charge
   of 1.45% /1/
   Accumulation Unit Value                          $     1.068557    $         --           $         --         $         --
   Net Assets Attributable to Accumulation          $       83,802    $         --           $         --         $         --
      Units Outstanding

Contracts with Mortality and Expense Risk Charge
   of 1.25% /2/
   Accumulation Unit Value                          $           --    $         --           $         --         $         --
   Net Assets Attributable to Accumulation          $           --    $         --           $         --         $         --
      Units Outstanding

Contracts with Mortality and Expense Risk Charge
   of 1.05% /2/
   Accumulation Unit Value                          $           --    $         --           $         --         $         --
   Net Assets Attributable to Accumulation          $           --    $         --           $         --         $         --
      Units Outstanding

Contracts with Mortality and Expense Risk Charge
   of 1.04% /2/
   Accumulation Unit Value                          $           --    $         --           $         --         $         --
   Net Assets Attributable to Accumulation          $           --    $         --           $         --         $         --
      Units Outstanding

Contracts with Mortality and Expense Risk Charge
   of 1.00% /2/ /3/ /4/ /5/
   Accumulation Unit Value                          $     7.300657    $   4.063130           $   2.668300         $  20.406278
   Net Assets Attributable to Accumulation          $1,275,244,173    $170,815,759           $128,124,381         $253,554,072
      Units Outstanding

Contracts with Mortality and Expense Risk Charge
   of 0.85% /2/
   Accumulation Unit Value                          $           --    $         --           $         --         $         --
   Net Assets Attributable to Accumulation          $           --    $         --           $         --         $         --
      Units Outstanding

Contracts with Mortality and Expense Risk Charge
   of 0.84% /2/
   Accumulation Unit Value                          $           --    $         --           $         --         $         --
   Net Assets Attributable to Accumulation          $           --    $         --           $         --         $         --
      Units Outstanding

Contracts with Mortality and Expense Risk Charge
   of 0.80% /2/
   Accumulation Unit Value                          $     7.599543    $   4.222814           $   2.762400         $         --
   Net Assets Attributable to Accumulation          $   87,831,229    $  5,054,903           $  8,916,060         $         --
      Units Outstanding

Contracts with Mortality and Expense Risk Charge
   of 0.75% /2/
   Accumulation Unit Value                          $           --    $         --           $         --         $         --
   Net Assets Attributable to Accumulation          $           --    $         --           $         --         $         --
      Units Outstanding

Contracts with Mortality and Expense Risk Charge
   of 0.64% /2/
   Accumulation Unit Value                          $           --    $         --           $         --         $         --
   Net Assets Attributable to Accumulation          $           --    $         --           $         --         $         --
      Units Outstanding

Contracts with Mortality and Expense Risk Charge
   of 0.60% /2/
   Accumulation Unit Value                          $     7.929848    $   4.398305           $   2.863792         $         --
   Net Assets Attributable to Accumulation          $   48,796,754    $  3,595,416           $  4,328,644         $         --
      Units Outstanding

Contracts with Mortality and Expense Risk Charge
   of 0.55% /2/
   Accumulation Unit Value                          $           --    $         --           $         --         $         --
   Net Assets Attributable to Accumulation          $           --    $         --           $         --         $         --
      Units Outstanding

Contracts with Mortality and Expense Risk Charge
   of 0.35% /2/
   Accumulation Unit Value                          $           --    $         --           $         --         $         --
   Net Assets Attributable to Accumulation          $           --    $         --           $         --         $         --
      Units Outstanding

Contracts with Mortality and Expense Risk Charge
   of 0.2992% /3/
   Accumulation Unit Value                          $           --    $         --           $         --         $         --
   Net Assets Attributable to Accumulation          $           --    $         --           $         --         $         --
      Units Outstanding

/1/  Offered in Potentia Product.
/2/  Offered in Portfolio Director Products.
/3/  Offered in Group Unit Purchase Product.
/4/  Offered in Independence Plus Product.
/5/  Offered in Impact Product.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

6.   Unit Values and Net Assets (Continued)

                                                                              VALIC Company I   VALIC Company I   VALIC Company I
                                                                                Stock Index       Stock Index       Stock Index
                                                                                   Fund              Fund              Fund
                                                                              ---------------------------------------------------
                                                                                Division 10B      Division 10C      Division 10D
                                                                              ---------------------------------------------------
Contracts with Mortality and Expense Risk Charge of 1.45% /(1)/
   Accumulation Unit Value                                                      $        --      $     0.832569     $        --
   Net Assets Attributable to Accumulation Units Outstanding                    $        --      $       50,611     $        --

Contracts with Mortality and Expense Risk Charge of 1.25% /(2)/
   Accumulation Unit Value                                                      $        --      $           --     $        --
   Net Assets Attributable to Accumulation Units Outstanding                    $        --      $           --     $        --

Contracts with Mortality and Expense Risk Charge of 1.05% /(2)/
   Accumulation Unit Value                                                      $        --      $           --     $        --
   Net Assets Attributable to Accumulation Units Outstanding                    $        --      $           --     $        --

Contracts with Mortality and Expense Risk Charge of 1.04% /(2)/
   Accumulation Unit Value                                                      $        --      $           --     $        --
   Net Assets Attributable to Accumulation Units Outstanding                    $        --      $           --     $        --

Contracts with Mortality and Expense Risk Charge of 1.00% /(2) (3) (4) (5)/
   Accumulation Unit Value                                                      $        --      $     4.331627     $  7.676778
   Net Assets Attributable to Accumulation Units Outstanding                    $        --      $3,278,855,119     $28,713,627

Contracts with Mortality and Expense Risk Charge of 0.85% /(2)/
   Accumulation Unit Value                                                      $        --      $           --     $        --
   Net Assets Attributable to Accumulation Units Outstanding                    $        --      $           --     $        --

Contracts with Mortality and Expense Risk Charge of 0.84% /(2)/
   Accumulation Unit Value                                                      $        --      $           --     $        --
   Net Assets Attributable to Accumulation Units Outstanding                    $        --      $           --     $        --

Contracts with Mortality and Expense Risk Charge of 0.80% /(2)/
   Accumulation Unit Value                                                      $        --      $     4.469328     $        --
   Net Assets Attributable to Accumulation Units Outstanding                    $        --      $  249,289,104     $        --

Contracts with Mortality and Expense Risk Charge of 0.75% /(2)/
   Accumulation Unit Value                                                      $        --      $           --     $        --
   Net Assets Attributable to Accumulation Units Outstanding                    $        --      $           --     $        --

Contracts with Mortality and Expense Risk Charge of 0.64% /(2)/
   Accumulation Unit Value                                                      $        --      $           --     $        --
   Net Assets Attributable to Accumulation Units Outstanding                    $        --      $           --     $        --

Contracts with Mortality and Expense Risk Charge of 0.60% /(2)/
   Accumulation Unit Value                                                      $        --      $     4.621788     $        --
   Net Assets Attributable to Accumulation Units Outstanding                    $        --      $  153,179,503     $        --

Contracts with Mortality and Expense Risk Charge of 0.55% /(2)/
   Accumulation Unit Value                                                      $        --      $           --     $        --
   Net Assets Attributable to Accumulation Units Outstanding                    $        --      $           --     $        --

Contracts with Mortality and Expense Risk Charge of 0.35% /(2)/
   Accumulation Unit Value                                                      $        --      $           --     $        --
   Net Assets Attributable to Accumulation Units Outstanding                    $        --      $           --     $        --

Contracts with Mortality and Expense Risk Charge of 0.2992% /(3)/
   Accumulation Unit Value                                                      $ 33.717460      $           --     $        --
   Net Assets Attributable to Accumulation Units Outstanding                    $20,941,721      $           --     $        --

                                                                                  VALIC Company I       VALIC Company I
                                                                              International Equities   Social Awareness
                                                                                      Fund                   Fund
                                                                              -----------------------------------------
                                                                                   Division 11            Division 12
                                                                              -----------------------------------------
Contracts with Mortality and Expense Risk Charge of 1.45% /(1)/
   Accumulation Unit Value                                                         $         --          $   0.835788
   Net Assets Attributable to Accumulation Units Outstanding                       $         --          $         --

Contracts with Mortality and Expense Risk Charge of 1.25% /(2)/
   Accumulation Unit Value                                                         $         --          $         --
   Net Assets Attributable to Accumulation Units Outstanding                       $         --          $         --

Contracts with Mortality and Expense Risk Charge of 1.05% /(2)/
   Accumulation Unit Value                                                         $         --          $         --
   Net Assets Attributable to Accumulation Units Outstanding                       $         --          $         --

Contracts with Mortality and Expense Risk Charge of 1.04% /(2)/
   Accumulation Unit Value                                                         $         --          $         --
   Net Assets Attributable to Accumulation Units Outstanding                       $         --          $         --

Contracts with Mortality and Expense Risk Charge of 1.00% /(2) (3) (4) (5)/
   Accumulation Unit Value                                                         $   1.214281          $   3.316680
   Net Assets Attributable to Accumulation Units Outstanding                       $114,321,390          $366,060,765

Contracts with Mortality and Expense Risk Charge of 0.85% /(2)/
   Accumulation Unit Value                                                         $         --          $         --
   Net Assets Attributable to Accumulation Units Outstanding                       $         --          $         --

Contracts with Mortality and Expense Risk Charge of 0.84% /(2)/
   Accumulation Unit Value                                                         $         --          $         --
   Net Assets Attributable to Accumulation Units Outstanding                       $         --          $         --

Contracts with Mortality and Expense Risk Charge of 0.80% /(2)/
   Accumulation Unit Value                                                         $   1.248918          $   3.406237
   Net Assets Attributable to Accumulation Units Outstanding                       $  6,453,786          $ 25,980,918

Contracts with Mortality and Expense Risk Charge of 0.75% /(2)/
   Accumulation Unit Value                                                         $         --          $         --
   Net Assets Attributable to Accumulation Units Outstanding                       $         --          $         --

Contracts with Mortality and Expense Risk Charge of 0.64% /(2)/
   Accumulation Unit Value                                                         $         --          $         --
   Net Assets Attributable to Accumulation Units Outstanding                       $         --          $         --

Contracts with Mortality and Expense Risk Charge of 0.60% /(2)/
   Accumulation Unit Value                                                         $   1.285079          $   3.504841
   Net Assets Attributable to Accumulation Units Outstanding                       $    992,681          $  6,077,565

Contracts with Mortality and Expense Risk Charge of 0.55% /(2)/
   Accumulation Unit Value                                                         $         --          $         --
   Net Assets Attributable to Accumulation Units Outstanding                       $         --          $         --

Contracts with Mortality and Expense Risk Charge of 0.35% /(2)/
   Accumulation Unit Value                                                         $         --          $         --
   Net Assets Attributable to Accumulation Units Outstanding                       $         --          $         --

Contracts with Mortality and Expense Risk Charge of 0.2992% /(3)/
   Accumulation Unit Value                                                         $         --          $         --
   Net Assets Attributable to Accumulation Units Outstanding                       $         --          $         --

                                                                                 VALIC Company I      VALIC Company I
                                                                              Int'l Government Bond   Small Cap Index
                                                                                      Fund                 Fund
                                                                              ---------------------------------------
                                                                                   Division 13          Division 14
                                                                              ---------------------------------------
Contracts with Mortality and Expense Risk Charge of 1.45% /(1)/
   Accumulation Unit Value                                                         $         --         $   1.075817
   Net Assets Attributable to Accumulation Units Outstanding                       $         --         $     30,382

Contracts with Mortality and Expense Risk Charge of 1.25% /(2)/
   Accumulation Unit Value                                                         $         --         $         --
   Net Assets Attributable to Accumulation Units Outstanding                       $         --         $         --

Contracts with Mortality and Expense Risk Charge of 1.05% /(2)/
   Accumulation Unit Value                                                         $         --         $         --
   Net Assets Attributable to Accumulation Units Outstanding                       $         --         $         --

Contracts with Mortality and Expense Risk Charge of 1.04% /(2)/
   Accumulation Unit Value                                                         $         --         $         --
   Net Assets Attributable to Accumulation Units Outstanding                       $         --         $         --

Contracts with Mortality and Expense Risk Charge of 1.00% /(2) (3) (4) (5)/
   Accumulation Unit Value                                                         $   2.044257         $   2.770089
   Net Assets Attributable to Accumulation Units Outstanding                       $136,599,354         $372,874,169

Contracts with Mortality and Expense Risk Charge of 0.85% /(2)/
   Accumulation Unit Value                                                         $         --         $         --
   Net Assets Attributable to Accumulation Units Outstanding                       $         --         $         --

Contracts with Mortality and Expense Risk Charge of 0.84% /(2)/
   Accumulation Unit Value                                                         $         --         $         --
   Net Assets Attributable to Accumulation Units Outstanding                       $         --         $         --

Contracts with Mortality and Expense Risk Charge of 0.80% /(2)/
   Accumulation Unit Value                                                         $   2.093264         $   2.831714
   Net Assets Attributable to Accumulation Units Outstanding                       $ 12,478,201         $ 29,733,415

Contracts with Mortality and Expense Risk Charge of 0.75% /(2)/
   Accumulation Unit Value                                                         $         --         $         --
   Net Assets Attributable to Accumulation Units Outstanding                       $         --         $         --

Contracts with Mortality and Expense Risk Charge of 0.64% /(2)/
   Accumulation Unit Value                                                         $         --         $         --
   Net Assets Attributable to Accumulation Units Outstanding                       $         --         $         --

Contracts with Mortality and Expense Risk Charge of 0.60% /(2)/
   Accumulation Unit Value                                                         $   2.145231         $   2.898675
   Net Assets Attributable to Accumulation Units Outstanding                       $  3,508,662         $ 13,700,531

Contracts with Mortality and Expense Risk Charge of 0.55% /(2)/
   Accumulation Unit Value                                                         $         --         $         --
   Net Assets Attributable to Accumulation Units Outstanding                       $         --         $         --

Contracts with Mortality and Expense Risk Charge of 0.35% /(2)/
   Accumulation Unit Value                                                         $         --         $         --
   Net Assets Attributable to Accumulation Units Outstanding                       $         --         $         --

Contracts with Mortality and Expense Risk Charge of 0.2992% /(3)/
   Accumulation Unit Value                                                         $         --         $         --
   Net Assets Attributable to Accumulation Units Outstanding                       $         --         $         --

                                                                              VALIC Company I
                                                                                Core Equity
                                                                                   Fund
                                                                              ---------------
                                                                                Division 15
                                                                              ---------------
Contracts with Mortality and Expense Risk Charge of 1.45% /(1)/
   Accumulation Unit Value                                                      $         --
   Net Assets Attributable to Accumulation Units Outstanding                    $         --

Contracts with Mortality and Expense Risk Charge of 1.25% /(2)/
   Accumulation Unit Value                                                      $         --
   Net Assets Attributable to Accumulation Units Outstanding                    $         --

Contracts with Mortality and Expense Risk Charge of 1.05% /(2)/
   Accumulation Unit Value                                                      $         --
   Net Assets Attributable to Accumulation Units Outstanding                    $         --

Contracts with Mortality and Expense Risk Charge of 1.04% /(2)/
   Accumulation Unit Value                                                      $         --
   Net Assets Attributable to Accumulation Units Outstanding                    $         --

Contracts with Mortality and Expense Risk Charge of 1.00% /(2) (3) (4) (5)/
   Accumulation Unit Value                                                      $   1.944819
   Net Assets Attributable to Accumulation Units Outstanding                    $577,530,966

Contracts with Mortality and Expense Risk Charge of 0.85% /(2)/
   Accumulation Unit Value                                                      $         --
   Net Assets Attributable to Accumulation Units Outstanding                    $         --

Contracts with Mortality and Expense Risk Charge of 0.84% /(2)/
   Accumulation Unit Value                                                      $         --
   Net Assets Attributable to Accumulation Units Outstanding                    $         --

Contracts with Mortality and Expense Risk Charge of 0.80% /(2)/
   Accumulation Unit Value                                                      $   1.980329
   Net Assets Attributable to Accumulation Units Outstanding                    $ 38,557,562

Contracts with Mortality and Expense Risk Charge of 0.75% /(2)/
   Accumulation Unit Value                                                      $         --
   Net Assets Attributable to Accumulation Units Outstanding                    $         --

Contracts with Mortality and Expense Risk Charge of 0.64% /(2)/
   Accumulation Unit Value                                                      $         --
   Net Assets Attributable to Accumulation Units Outstanding                    $         --

Contracts with Mortality and Expense Risk Charge of 0.60% /(2)/
   Accumulation Unit Value                                                      $   2.019052
   Net Assets Attributable to Accumulation Units Outstanding                    $  8,986,910

Contracts with Mortality and Expense Risk Charge of 0.55% /(2)/
   Accumulation Unit Value                                                      $         --
   Net Assets Attributable to Accumulation Units Outstanding                    $         --

Contracts with Mortality and Expense Risk Charge of 0.35% /(2)/
   Accumulation Unit Value                                                      $         --
   Net Assets Attributable to Accumulation Units Outstanding                    $         --

Contracts with Mortality and Expense Risk Charge of 0.2992% /(3)/
   Accumulation Unit Value                                                      $         --
   Net Assets Attributable to Accumulation Units Outstanding                    $         --

/(1)/ Offered in Potentia Product.
/(2)/ Offered in Portfolio Director Products.
/(3)/ Offered in Group Unit Purchase Product.
/(4)/ Offered in Independence Plus Product.
/(5)/ Offered in Impact Product.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

6.   Unit Values and Net Assets (Continued)

                                                                             VALIC Company I    VALIC Company I     VALIC Company I
                                                                             Growth & Income  Science & Technology     Small Cap
                                                                                 Fund                 Fund               Fund
                                                                             ------------------------------------------------------
                                                                               Division 16        Division 17         Division 18
                                                                             ------------------------------------------------------
Contracts with Mortality and Expense Risk Charge of 1.45% /(1)/
   Accumulation Unit Value                                                     $   0.830626      $     0.505185       $         --
   Net Assets Attributable to Accumulation Units Outstanding                   $     10,012      $       10,778       $         --

Contracts with Mortality and Expense Risk Charge of 1.25% /(2)/
   Accumulation Unit Value                                                     $         --      $           --       $         --
   Net Assets Attributable to Accumulation Units Outstanding                   $         --      $           --       $         --

Contracts with Mortality and Expense Risk Charge of 1.05% /(2)/
   Accumulation Unit Value                                                     $         --      $           --       $         --
   Net Assets Attributable to Accumulation Units Outstanding                   $         --      $           --       $         --

Contracts with Mortality and Expense Risk Charge of 1.04% /(2)/
   Accumulation Unit Value                                                     $         --      $           --       $         --
   Net Assets Attributable to Accumulation Units Outstanding                   $         --      $           --       $         --

Contracts with Mortality and Expense Risk Charge of 1.00% /(2) (3) (4) (5)/
   Accumulation Unit Value                                                     $    1.984587     $     2.157276       $   2.144146
   Net Assets Attributable to Accumulation Units Outstanding                   $175,549,398      $1,343,573,779       $575,408,072

Contracts with Mortality and Expense Risk Charge of 0.85% /(2)/
   Accumulation Unit Value                                                     $         --      $           --       $         --
   Net Assets Attributable to Accumulation Units Outstanding                   $         --      $           --       $         --

Contracts with Mortality and Expense Risk Charge of 0.84% /(2)/
   Accumulation Unit Value                                                     $         --      $           --       $         --
   Net Assets Attributable to Accumulation Units Outstanding                   $         --      $           --       $         --

Contracts with Mortality and Expense Risk Charge of 0.80% /(2)/
   Accumulation Unit Value                                                     $   2.020934      $     2.196225       $   2.192967
   Net Assets Attributable to Accumulation Units Outstanding                   $  8,595,631      $  108,384,782       $ 26,341,158

Contracts with Mortality and Expense Risk Charge of 0.75% /(2)/
   Accumulation Unit Value                                                     $         --      $           --       $         --
   Net Assets Attributable to Accumulation Units Outstanding                   $         --      $           --       $         --

Contracts with Mortality and Expense Risk Charge of 0.64% /(2)/
   Accumulation Unit Value                                                     $         --      $           --       $         --
   Net Assets Attributable to Accumulation Units Outstanding                   $         --      $           --       $         --

Contracts with Mortality and Expense Risk Charge of 0.60% /(2)/
   Accumulation Unit Value                                                     $   2.060451      $     2.239235       $   2.252360
   Net Assets Attributable to Accumulation Units Outstanding                   $  2,053,066      $   37,858,583       $ 50,732,481

Contracts with Mortality and Expense Risk Charge of 0.55% /(2)/
   Accumulation Unit Value                                                     $         --      $           --       $         --
   Net Assets Attributable to Accumulation Units Outstanding                   $         --      $           --       $         --

Contracts with Mortality and Expense Risk Charge of 0.35% /(2)/
   Accumulation Unit Value                                                     $         --      $           --       $         --
   Net Assets Attributable to Accumulation Units Outstanding                   $         --      $           --       $         --

Contracts with Mortality and Expense Risk Charge of 0.2992% /(3)/
   Accumulation Unit Value                                                     $         --      $           --       $         --
   Net Assets Attributable to Accumulation Units Outstanding                   $         --      $           --       $         --

                                                                                                 VALIC Company I
                                                                              Templeton Global    International    VALIC Company I
                                                                              Asset Allocation       Growth I      Income & Growth
                                                                                    Fund              Fund              Fund
                                                                              ----------------------------------------------------
                                                                                 Division 19       Division 20       Division 21
                                                                              ----------------------------------------------------
Contracts with Mortality and Expense Risk Charge of 1.45% /(1)/
   Accumulation Unit Value                                                      $         --       $         --      $         --
   Net Assets Attributable to Accumulation Units Outstanding                    $         --       $         --      $         --

Contracts with Mortality and Expense Risk Charge of 1.25% /(2)/
   Accumulation Unit Value                                                      $   2.247896       $         --      $         --
   Net Assets Attributable to Accumulation Units Outstanding                    $275,643,274       $         --      $         --

Contracts with Mortality and Expense Risk Charge of 1.05% /(2)/
   Accumulation Unit Value                                                      $   2.314399       $         --      $         --
   Net Assets Attributable to Accumulation Units Outstanding                    $ 16,560,314       $         --      $         --

Contracts with Mortality and Expense Risk Charge of 1.04% /(2)/
   Accumulation Unit Value                                                      $         --       $         --      $         --
   Net Assets Attributable to Accumulation Units Outstanding                    $         --       $         --      $         --

Contracts with Mortality and Expense Risk Charge of 1.00% /(2) (3) (4) (5)/
   Accumulation Unit Value                                                      $         --       $   1.445037      $   1.415714
   Net Assets Attributable to Accumulation Units Outstanding                    $         --       $356,767,537      $193,621,238

Contracts with Mortality and Expense Risk Charge of 0.85% /(2)/
   Accumulation Unit Value                                                      $   2.386969       $         --      $         --
   Net Assets Attributable to Accumulation Units Outstanding                    $ 42,035,969       $         --      $         --

Contracts with Mortality and Expense Risk Charge of 0.84% /(2)/
   Accumulation Unit Value                                                      $         --       $         --      $         --
   Net Assets Attributable to Accumulation Units Outstanding                    $         --       $         --      $         --

Contracts with Mortality and Expense Risk Charge of 0.80% /(2)/
   Accumulation Unit Value                                                      $         --       $   1.477414      $   1.462603
   Net Assets Attributable to Accumulation Units Outstanding                    $         --       $ 20,661,466      $ 33,256,998

Contracts with Mortality and Expense Risk Charge of 0.75% /(2)/
   Accumulation Unit Value                                                      $         --       $         --      $         --
   Net Assets Attributable to Accumulation Units Outstanding                    $         --       $         --      $         --

Contracts with Mortality and Expense Risk Charge of 0.64% /(2)/
   Accumulation Unit Value                                                      $         --       $         --      $         --
   Net Assets Attributable to Accumulation Units Outstanding                    $         --       $         --      $         --

Contracts with Mortality and Expense Risk Charge of 0.60% /(2)/
   Accumulation Unit Value                                                      $         --       $   1.512373      $   1.516322
   Net Assets Attributable to Accumulation Units Outstanding                    $         --       $ 29,568,471      $  8,093,961

Contracts with Mortality and Expense Risk Charge of 0.55% /(2)/
   Accumulation Unit Value                                                      $         --       $         --      $         --
   Net Assets Attributable to Accumulation Units Outstanding                    $         --       $         --      $         --

Contracts with Mortality and Expense Risk Charge of 0.35% /(2)/
   Accumulation Unit Value                                                      $         --       $         --      $         --
   Net Assets Attributable to Accumulation Units Outstanding                    $         --       $         --      $         --

Contracts with Mortality and Expense Risk Charge of 0.2992% /(3)/
   Accumulation Unit Value                                                      $         --       $         --      $         --
   Net Assets Attributable to Accumulation Units Outstanding                    $         --       $         --      $         --

                                                                                   Vanguard              Vanguard
                                                                              Long-Term Corporate   Long-Term Treasury
                                                                                     Fund                 Fund
                                                                              ----------------------------------------
                                                                                  Division 22           Division 23
                                                                              ----------------------------------------
Contracts with Mortality and Expense Risk Charge of 1.45% /(1)/
   Accumulation Unit Value                                                        $         --         $         --
   Net Assets Attributable to Accumulation Units Outstanding                      $         --         $         --

Contracts with Mortality and Expense Risk Charge of 1.25% /(2)/
   Accumulation Unit Value                                                        $         --         $         --
   Net Assets Attributable to Accumulation Units Outstanding                      $         --         $         --

Contracts with Mortality and Expense Risk Charge of 1.05% /(2)/
   Accumulation Unit Value                                                        $         --         $         --
   Net Assets Attributable to Accumulation Units Outstanding                      $         --         $         --

Contracts with Mortality and Expense Risk Charge of 1.04% /(2)/
   Accumulation Unit Value                                                        $         --         $         --
   Net Assets Attributable to Accumulation Units Outstanding                      $         --         $         --

Contracts with Mortality and Expense Risk Charge of 1.00% /(2) (3) (4) (5)/
   Accumulation Unit Value                                                        $   1.669514         $   1.712334
   Net Assets Attributable to Accumulation Units Outstanding                      $153,290,542         $267,366,349

Contracts with Mortality and Expense Risk Charge of 0.85% /(2)/
   Accumulation Unit Value                                                        $         --         $         --
   Net Assets Attributable to Accumulation Units Outstanding                      $         --         $         --

Contracts with Mortality and Expense Risk Charge of 0.84% /(2)/
   Accumulation Unit Value                                                        $         --         $         --
   Net Assets Attributable to Accumulation Units Outstanding                      $         --         $         --

Contracts with Mortality and Expense Risk Charge of 0.80% /(2)/
   Accumulation Unit Value                                                        $   1.741262         $   1.770407
   Net Assets Attributable to Accumulation Units Outstanding                      $ 21,051,179         $ 34,733,637

Contracts with Mortality and Expense Risk Charge of 0.75% /(2)/
   Accumulation Unit Value                                                        $         --         $         --
   Net Assets Attributable to Accumulation Units Outstanding                      $         --         $         --

Contracts with Mortality and Expense Risk Charge of 0.64% /(2)/
   Accumulation Unit Value                                                        $         --         $         --
   Net Assets Attributable to Accumulation Units Outstanding                      $         --         $         --

Contracts with Mortality and Expense Risk Charge of 0.60% /(2)/
   Accumulation Unit Value                                                        $   1.823009         $   1.834149
   Net Assets Attributable to Accumulation Units Outstanding                      $ 12,604,822         $ 13,126,215

Contracts with Mortality and Expense Risk Charge of 0.55% /(2)/
   Accumulation Unit Value                                                        $         --         $         --
   Net Assets Attributable to Accumulation Units Outstanding                      $         --         $         --

Contracts with Mortality and Expense Risk Charge of 0.35% /(2)/
   Accumulation Unit Value                                                        $         --         $         --
   Net Assets Attributable to Accumulation Units Outstanding                      $         --         $         --

Contracts with Mortality and Expense Risk Charge of 0.2992% /(3)/
   Accumulation Unit Value                                                        $         --         $         --
   Net Assets Attributable to Accumulation Units Outstanding                      $         --         $         --

/(1)/ Offered in Potentia Product.
/(2)/ Offered in Portfolio Director Products.
/(3)/ Offered in Group Unit Purchase Product.
/(4)/ Offered in Independence Plus Product.
/(5)/ Offered in Impact Product.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

6.   Unit Values and Net Assets (Continued)

                                                     Vanguard       Vanguard           Putnam            Putnam OTC
                                                    Windsor II     Wellington    New Opportunities   & Emerging Growth
                                                       Fund           Fund              Fund                Fund
                                                   -------------------------------------------------------------------
                                                    Division 24    Division 25      Division 26         Division 27
                                                   -------------------------------------------------------------------
Contracts with Mortality and Expense Risk Charge
   of 1.45% /(1)/
   Accumulation Unit Value                         $         --   $         --      $   0.616658        $   0.503422
   Net Assets Attributable to Accumulation
      Units Outstanding                            $         --   $         --      $     16,848        $         --
Contracts with Mortality and Expense Risk Charge
   of 1.25% /(2)/
   Accumulation Unit Value                         $   1.818701   $   1.880781      $         --        $         --
   Net Assets Attributable to Accumulation
      Units Outstanding                            $920,188,496   $786,758,000      $         --        $         --
Contracts with Mortality and Expense Risk Charge
   of 1.05% /(2)/
   Accumulation Unit Value                         $   1.880417   $   1.959868      $         --        $         --
   Net Assets Attributable to Accumulation
      Units Outstanding                            $105,808,214   $112,734,068      $         --        $         --
Contracts with Mortality and Expense Risk Charge
   of 1.04% /(2)/
   Accumulation Unit Value                         $         --   $         --      $         --        $         --
   Net Assets Attributable to Accumulation
      Units Outstanding                            $         --   $         --      $         --        $         --
Contracts with Mortality and Expense Risk Charge
   of 1.00% /(2)/ /(3)/ /(4)/ /(5)/
   Accumulation Unit Value                         $         --   $         --      $   1.084742        $   0.552065
   Net Assets Attributable to Accumulation
      Units Outstanding                            $         --   $         --      $544,352,010        $202,839,018
Contracts with Mortality and Expense Risk Charge
   of 0.85% /(2)/
   Accumulation Unit Value                         $   1.951422   $   2.051879      $         --        $         --
   Net Assets Attributable to Accumulation
      Units Outstanding                            $ 79,913,368   $ 59,966,151      $         --        $         --
Contracts with Mortality and Expense Risk Charge
   of 0.84% /(2)/
   Accumulation Unit Value                         $         --   $         --      $         --        $         --
   Net Assets Attributable to Accumulation
      Units Outstanding                            $         --   $         --      $         --        $         --
Contracts with Mortality and Expense Risk Charge
   of 0.80% /(2)/
   Accumulation Unit Value                         $         --   $         --      $   1.110970        $   0.570913
   Net Assets Attributable to Accumulation
      Units Outstanding                            $         --   $         --      $ 82,563,734        $ 21,828,074
Contracts with Mortality and Expense Risk Charge
   of 0.75% /(2)/
   Accumulation Unit Value                         $         --   $         --      $         --        $         --
   Net Assets Attributable to Accumulation
      Units Outstanding                            $         --   $         --      $         --        $         --
Contracts with Mortality and Expense Risk Charge
   of 0.64% /(2)/
   Accumulation Unit Value                         $         --   $         --      $         --        $         --
   Net Assets Attributable to Accumulation
      Units Outstanding                            $         --   $         --      $         --        $         --
Contracts with Mortality and Expense Risk Charge
   of 0.60% /(2)/
   Accumulation Unit Value                         $         --   $         --      $   1.141033        $   0.592098
   Net Assets Attributable to Accumulation
      Units Outstanding                            $         --   $         --      $ 57,113,721        $  5,787,187
Contracts with Mortality and Expense Risk Charge
   of 0.55% /(2)/
   Accumulation Unit Value                         $         --   $         --      $         --        $         --
   Net Assets Attributable to Accumulation
      Units Outstanding                            $         --   $         --      $         --        $         --
Contracts with Mortality and Expense Risk Charge
   of 0.35% /(2)/
   Accumulation Unit Value                         $         --   $         --      $         --        $         --
   Net Assets Attributable to Accumulation
      Units Outstanding                            $         --   $         --      $         --        $         --
Contracts with Mortality and Expense Risk Charge
   of 0.2992% /(3)/
   Accumulation Unit Value                         $         --   $         --      $         --        $         --
   Net Assets Attributable to Accumulation
      Units Outstanding                            $         --   $         --      $         --        $         --

                                                       Putnam       VALIC Company I      American       Templeton
                                                   Global Equity   Large Cap Growth   Century Ultra      Foreign
                                                        Fund             Fund              Fund           Fund
                                                   ---------------------------------------------------------------
                                                    Division 28       Division 30      Division 31     Division 32
                                                   ---------------------------------------------------------------
Contracts with Mortality and Expense Risk Charge
   of 1.45% /(1)/
   Accumulation Unit Value                          $   0.730569     $         --      $   0.786888   $         --
   Net Assets Attributable to Accumulation
      Units Outstanding                             $      3,627     $         --      $     32,620   $         --
Contracts with Mortality and Expense Risk Charge
   of 1.25% /(2)/
   Accumulation Unit Value                          $         --     $         --      $         --   $         --
   Net Assets Attributable to Accumulation
      Units Outstanding                             $         --     $         --      $         --   $         --
Contracts with Mortality and Expense Risk Charge
   of 1.05% /(2)/
   Accumulation Unit Value                          $         --     $         --      $         --   $         --
   Net Assets Attributable to Accumulation
      Units Outstanding                             $         --     $         --      $         --   $         --
Contracts with Mortality and Expense Risk Charge
   of 1.04% /(2)/
   Accumulation Unit Value                          $         --     $         --      $   1.499361   $         --
   Net Assets Attributable to Accumulation
      Units Outstanding                             $         --     $         --      $939,826,434   $         --
Contracts with Mortality and Expense Risk Charge
   of 1.00% /(2)/ /(3)/ /(4)/ /(5)/
   Accumulation Unit Value                          $   1.167371     $   1.066896      $         --   $   1.497395
   Net Assets Attributable to Accumulation
      Units Outstanding                             $330,470,504     $382,507,102      $         --   $379,233,015
Contracts with Mortality and Expense Risk Charge
   of 0.85% /(2)/
   Accumulation Unit Value                          $         --     $         --      $         --   $         --
   Net Assets Attributable to Accumulation
      Units Outstanding                             $         --     $         --      $         --   $         --
Contracts with Mortality and Expense Risk Charge
   of 0.84% /(2)/
   Accumulation Unit Value                          $         --     $         --      $   1.561369   $         --
   Net Assets Attributable to Accumulation
      Units Outstanding                             $         --     $         --      $108,818,063   $         --
Contracts with Mortality and Expense Risk Charge
   of 0.80% /(2)/
   Accumulation Unit Value                          $   1.207726     $   1.102862      $         --   $   1.548128
   Net Assets Attributable to Accumulation
      Units Outstanding                             $ 46,931,376     $ 52,682,250      $         --   $ 51,735,823
Contracts with Mortality and Expense Risk Charge
   of 0.75% /(2)/
   Accumulation Unit Value                          $         --     $         --      $         --   $         --
   Net Assets Attributable to Accumulation
      Units Outstanding                             $         --     $         --      $         --   $         --
Contracts with Mortality and Expense Risk Charge
   of 0.64% /(2)/
   Accumulation Unit Value                          $         --     $         --      $   1.631955   $         --
   Net Assets Attributable to Accumulation
      Units Outstanding                             $         --     $         --      $ 34,256,377   $         --
Contracts with Mortality and Expense Risk Charge
   of 0.60% /(2)/
   Accumulation Unit Value                          $   1.252494     $   1.143355      $         --   $   1.604997
   Net Assets Attributable to Accumulation
      Units Outstanding                             $ 25,620,576     $ 44,223,500      $         --   $ 10,774,544
Contracts with Mortality and Expense Risk Charge
   of 0.55% /(2)/
   Accumulation Unit Value                          $         --     $         --      $         --   $         --
   Net Assets Attributable to Accumulation
      Units Outstanding                             $         --     $         --      $         --   $         --
Contracts with Mortality and Expense Risk Charge
   of 0.35% /(2)/
   Accumulation Unit Value                          $         --     $         --      $         --   $         --
   Net Assets Attributable to Accumulation
      Units Outstanding                             $         --     $         --      $         --   $         --
Contracts with Mortality and Expense Risk Charge
   of 0.2992% /(3)/
   Accumulation Unit Value                          $         --     $         --      $         --   $         --
   Net Assets Attributable to Accumulation
      Units Outstanding                             $         --     $         --      $         --   $         --

/(1)/ Offered in Potentia Product.
/(2)/ Offered in Portfolio Director Products.
/(3)/ Offered in Group Unit Purchase Product.
/(4)/ Offered in Independence Plus Product.
/(5)/ Offered in Impact Product.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

6.   Unit Values and Net Assets (Continued)

                                                      VALIC Company II       VALIC Company II   VALIC Company II   VALIC Company II
                                                   International Growth II   Small Cap Growth   Small Cap Value     Mid Cap Growth
                                                            Fund                   Fund               Fund               Fund
                                                   --------------------------------------------------------------------------------
                                                         Division 33            Division 35        Division 36        Division 37
                                                   --------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk Charge
   of 1.45% /(1)/
   Accumulation Unit Value                               $        --           $   0.737996        $        --        $        --
   Net Assets Attributable to Accumulation
      Units Outstanding                                  $        --           $     19,261        $        --        $        --
Contracts with Mortality and Expense Risk Charge
   of 1.25% /(2)/
   Accumulation Unit Value                               $        --           $         --        $        --        $        --
   Net Assets Attributable to Accumulation
      Units Outstanding                                  $        --           $         --        $        --        $        --
Contracts with Mortality and Expense Risk Charge
   of 1.05% /(2)/
   Accumulation Unit Value                               $        --           $         --        $        --        $        --
   Net Assets Attributable to Accumulation
      Units Outstanding                                  $        --           $         --        $        --        $        --
Contracts with Mortality and Expense Risk Charge
   of 1.04% /(2)/
   Accumulation Unit Value                               $        --           $         --        $        --        $        --
   Net Assets Attributable to Accumulation
      Units Outstanding                                  $        --           $         --        $        --        $        --
Contracts with Mortality and Expense Risk Charge
   of 1.00% /(2)/ /(3)/ /(4)/ /(5)/
   Accumulation Unit Value                               $        --           $         --        $        --        $        --
   Net Assets Attributable to Accumulation
      Units Outstanding                                  $        --           $         --        $        --        $        --
Contracts with Mortality and Expense Risk Charge
   of 0.85% /(2)/
   Accumulation Unit Value                               $        --           $         --        $        --        $        --
   Net Assets Attributable to Accumulation
      Units Outstanding                                  $        --           $         --        $        --        $        --
Contracts with Mortality and Expense Risk Charge
   of 0.84% /(2)/
   Accumulation Unit Value                               $        --           $         --        $        --        $        --
   Net Assets Attributable to Accumulation
      Units Outstanding                                  $        --           $         --        $        --        $        --
Contracts with Mortality and Expense Risk Charge
   of 0.80% /(2)/
   Accumulation Unit Value                               $        --           $         --        $        --        $        --
   Net Assets Attributable to Accumulation
      Units Outstanding                                  $        --           $         --        $        --        $        --
Contracts with Mortality and Expense Risk Charge
   of 0.75% /(2)/
   Accumulation Unit Value                               $  1.140058           $   1.300105        $  1.671557        $  0.930591
   Net Assets Attributable to Accumulation
      Units Outstanding                                  $17,484,935           $ 27,564,764        $44,616,210        $35,957,590
Contracts with Mortality and Expense Risk Charge
   of 0.64% /(2)/
   Accumulation Unit Value                               $        --           $        --         $        --        $        --
   Net Assets Attributable to Accumulation
      Units Outstanding                                  $        --           $        --         $        --        $        --
Contracts with Mortality and Expense Risk Charge
   of 0.60% /(2)/
   Accumulation Unit Value                               $        --           $        --         $        --        $        --
   Net Assets Attributable to Accumulation
      Units Outstanding                                  $        --           $        --         $        --        $        --
Contracts with Mortality and Expense Risk Charge
   of 0.55% /(2)/
   Accumulation Unit Value                               $  1.152236           $  1.313966         $  1.689361        $  0.940483
   Net Assets Attributable to Accumulation
      Units Outstanding                                  $ 2,667,237           $ 4,006,956         $ 6,242,749        $ 5,695,129
Contracts with Mortality and Expense Risk Charge
   of 0.35% /(2)/
   Accumulation Unit Value                               $  1.164602           $  1.328099         $  1.707509        $  0.950623
   Net Assets Attributable to Accumulation
      Units Outstanding                                  $ 2,199,083           $10,987,450         $ 7,598,648        $ 2,594,299
Contracts with Mortality and Expense Risk Charge
   of 0.2992% /(3)/
   Accumulation Unit Value                               $        --           $        --         $        --        $        --
   Net Assets Attributable to Accumulation
      Units Outstanding                                  $        --           $        --         $        --        $        --

                                                   VALIC Company II     VALIC Company II     VALIC Company II     VALIC Company II
                                                     Mid Cap Value    Capital Appreciation    Large Cap Value   Socially Responsible
                                                         Fund                 Fund                 Fund                 Fund
                                                   ---------------------------------------------------------------------------------
                                                      Division 38          Division 39          Division 40          Division 41
                                                   ---------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk Charge
   of 1.45% /(1)/
   Accumulation Unit Value                           $         --          $  0.660340          $        --          $       --
   Net Assets Attributable to Accumulation
      Units Outstanding                              $         --          $        --          $        --          $       --
Contracts with Mortality and Expense Risk Charge
   of 1.25% /(2)/
   Accumulation Unit Value                           $         --          $        --          $        --          $       --
   Net Assets Attributable to Accumulation
      Units Outstanding                              $         --          $        --          $        --          $       --
Contracts with Mortality and Expense Risk Charge
   of 1.05% /(2)/
   Accumulation Unit Value                           $         --          $        --          $        --          $       --
   Net Assets Attributable to Accumulation
      Units Outstanding                              $         --          $        --          $        --          $       --
Contracts with Mortality and Expense Risk Charge
   of 1.04% /(2)/
   Accumulation Unit Value                           $         --          $        --          $        --          $       --
   Net Assets Attributable to Accumulation
      Units Outstanding                              $         --          $        --          $        --          $       --
Contracts with Mortality and Expense Risk Charge
   of 1.00% /(2)/ /(3)/ /(4)/ /(5)/
   Accumulation Unit Value                           $         --          $        --          $        --          $       --
   Net Assets Attributable to Accumulation
      Units Outstanding                              $         --          $        --          $        --          $       --
Contracts with Mortality and Expense Risk Charge
   of 0.85% /(2)/
   Accumulation Unit Value                           $         --          $        --          $        --          $       --
   Net Assets Attributable to Accumulation
      Units Outstanding                              $         --          $        --          $        --          $       --
Contracts with Mortality and Expense Risk Charge
   of 0.84% /(2)/
   Accumulation Unit Value                           $         --          $        --          $        --          $       --
   Net Assets Attributable to Accumulation
      Units Outstanding                              $         --          $        --          $        --          $       --
Contracts with Mortality and Expense Risk Charge
   of 0.80% /(2)/
   Accumulation Unit Value                           $         --          $        --          $        --          $       --
   Net Assets Attributable to Accumulation
      Units Outstanding                              $         --          $        --          $        --          $       --
Contracts with Mortality and Expense Risk Charge
   of 0.75% /(2)/
   Accumulation Unit Value                           $   2.305251          $  0.857961          $  1.470551          $ 1.144701
   Net Assets Attributable to Accumulation
      Units Outstanding                              $123,256,843          $ 6,304,284          $28,755,925          $3,587,721
Contracts with Mortality and Expense Risk Charge
   of 0.64% /(2)/
   Accumulation Unit Value                           $         --          $        --          $        --          $       --
   Net Assets Attributable to Accumulation
      Units Outstanding                              $         --          $        --          $        --          $       --
Contracts with Mortality and Expense Risk Charge
   of 0.60% /(2)/
   Accumulation Unit Value                           $         --          $        --          $        --          $       --
   Net Assets Attributable to Accumulation
      Units Outstanding                              $         --          $        --          $        --          $       --
Contracts with Mortality and Expense Risk Charge
   of 0.55% /(2)/
   Accumulation Unit Value                           $   2.329820          $  0.867129          $  1.486239          $ 1.156907
   Net Assets Attributable to Accumulation
      Units Outstanding                              $ 16,332,094          $ 1,128,353          $ 5,311,044          $2,146,540
Contracts with Mortality and Expense Risk Charge
   of 0.35% /(2)/
   Accumulation Unit Value                           $   2.354860          $  0.876464          $  1.502227          $ 1.169355
   Net Assets Attributable to Accumulation
      Units Outstanding                              $ 20,111,877          $12,652,146          $ 3,176,459          $3,695,067
Contracts with Mortality and Expense Risk Charge
   of 0.2992% /(3)/
   Accumulation Unit Value                           $         --          $        --          $        --          $       --
   Net Assets Attributable to Accumulation
      Units Outstanding                              $         --          $        --          $        --          $       --

/(1)/ Offered in Potentia Product.
/(2)/ Offered in Portfolio Director Products.
/(3)/ Offered in Group Unit Purchase Product.
/(4)/ Offered in Independence Plus Product.
/(5)/ Offered in Impact Product.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

6.   Unit Values and Net Assets (Continued)

                                                   VALIC Company II   VALIC Company I     VALIC Company I           Janus
                                                   Money Market II        Growth        Nasdaq-100(R) Index   Adviser Worldwide
                                                         Fund              Fund                Fund                 Fund
                                                   ----------------------------------------------------------------------------
                                                      Division 44       Division 45         Division 46          Division 47
                                                   ----------------------------------------------------------------------------
Contracts with Mortality and Expense Risk Charge
   of 1.45% /(1)/
   Accumulation Unit Value                            $        --        $       --         $        --          $  0.700483
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $        --        $       --         $        --          $    17,154
Contracts with Mortality and Expense Risk Charge
   of 1.25% /(2)/
   Accumulation Unit Value                            $        --        $       --         $        --          $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $        --        $       --         $        --          $        --
Contracts with Mortality and Expense Risk Charge
   of 1.05% /(2)/
   Accumulation Unit Value                            $        --        $       --         $        --          $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $        --        $       --         $        --          $        --
Contracts with Mortality and Expense Risk Charge
   of 1.04% /(2)/
   Accumulation Unit Value                            $        --        $       --         $        --          $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $        --        $       --         $        --          $        --
Contracts with Mortality and Expense Risk Charge
   of 1.00% /(2)/ /(3)/ /(4)/ /(5)/
   Accumulation Unit Value                            $        --        $ 0.467637         $  0.433173          $  0.635116
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $        --        $1,605,282         $76,444,277          $34,278,923
Contracts with Mortality and Expense Risk Charge
   of 0.85% /(2)/
   Accumulation Unit Value                            $        --        $       --         $        --          $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $        --        $       --         $        --          $        --
Contracts with Mortality and Expense Risk Charge
   of 0.84% /(2)/
   Accumulation Unit Value                            $        --        $       --         $        --          $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $        --        $       --         $        --          $        --
Contracts with Mortality and Expense Risk Charge
   of 0.80% /(2)/
   Accumulation Unit Value                            $        --        $ 0.470618         $  0.435949          $  0.639145
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $        --        $  114,079         $ 7,384,365          $ 5,518,085
Contracts with Mortality and Expense Risk Charge
   of 0.75% /(2)/
   Accumulation Unit Value                            $  1.145564        $       --         $        --          $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $55,568,678        $       --         $        --          $        --
Contracts with Mortality and Expense Risk Charge
   of 0.64% /(2)/
   Accumulation Unit Value                            $        --        $       --         $        --          $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $        --        $       --         $        --          $        --
Contracts with Mortality and Expense Risk Charge
   of 0.60% /(2)/
   Accumulation Unit Value                            $        --        $ 0.473627         $  0.438726          $  0.643208
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $        --        $  209,342         $ 5,360,552          $ 1,583,309
Contracts with Mortality and Expense Risk Charge
   of 0.55% /(2)/
   Accumulation Unit Value                            $  1.157775        $       --         $        --          $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $11,628,097        $       --         $        --          $        --
Contracts with Mortality and Expense Risk Charge
   of 0.35% /(2)/
   Accumulation Unit Value                            $  1.170222        $       --         $        --          $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $ 4,005,833        $       --         $        --          $        --
Contracts with Mortality and Expense Risk Charge
   of 0.2992% /(3)/
   Accumulation Unit Value                            $        --        $       --         $        --          $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $        --        $       --         $        --          $        --

                                                   VALIC Company II   VALIC Company II   VALIC Company  II   Vanguard LifeStrategy
                                                   Aggressive Growth  Moderate Growth   Conservative Growth          Growth
                                                    Lifestyle Fund     Lifestyle Fund          Fund              Lifestyle Fund
                                                   -------------------------------------------------------------------------------
                                                      Division 48       Division 49         Division 50           Division 52
                                                   -------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk Charge
   of 1.45% /(1)/
   Accumulation Unit Value                            $  0.889627        $  0.994852        $  1.039744           $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $    16,933        $    33,892        $    66,336           $        --
Contracts with Mortality and Expense Risk Charge
   of 1.25% /(2)/
   Accumulation Unit Value                            $        --        $        --        $        --           $  1.199998
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $        --        $        --        $        --           $35,401,664
Contracts with Mortality and Expense Risk Charge
   of 1.05% /(2)/
   Accumulation Unit Value                            $        --        $        --        $        --           $  1.212713
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $        --        $        --        $        --           $ 6,236,467
Contracts with Mortality and Expense Risk Charge
   of 1.04% /(2)/
   Accumulation Unit Value                            $        --        $        --        $        --           $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $        --        $        --        $        --           $        --
Contracts with Mortality and Expense Risk Charge
   of 1.00% /(2)/ /(3)/ /(4)/ /(5)/
   Accumulation Unit Value                            $        --        $        --        $        --           $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $        --        $        --        $        --           $        --
Contracts with Mortality and Expense Risk Charge
   of 0.85% /(2)/
   Accumulation Unit Value                            $        --        $        --        $        --           $  1.225505
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $        --        $        --        $        --           $46,090,244
Contracts with Mortality and Expense Risk Charge
   of 0.84% /(2)/
   Accumulation Unit Value                            $        --        $        --        $        --           $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $        --        $        --        $        --           $        --
Contracts with Mortality and Expense Risk Charge
   of 0.80% /(2)/
   Accumulation Unit Value                            $        --        $        --        $        --           $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $        --        $        --        $        --           $        --
Contracts with Mortality and Expense Risk Charge
   of 0.75% /(2)/
   Accumulation Unit Value                            $  1.288681        $  1.405540        $  1.429093           $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $21,060,086        $33,750,362        $15,990,891           $        --
Contracts with Mortality and Expense Risk Charge
   of 0.64% /(2)/
   Accumulation Unit Value                            $        --        $        --        $        --           $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $        --        $        --        $        --           $        --
Contracts with Mortality and Expense Risk Charge
   of 0.60% /(2)/
   Accumulation Unit Value                            $        --        $        --        $        --           $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $        --        $        --        $        --           $        --
Contracts with Mortality and Expense Risk Charge
   of 0.55% /(2)/
   Accumulation Unit Value                            $  1.302468        $  1.420529        $  1.444324           $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $ 3,486,850        $ 5,626,527        $ 3,333,725           $        --
Contracts with Mortality and Expense Risk Charge
   of 0.35% /(2)/
   Accumulation Unit Value                            $  1.316456        $  1.435785        $  1.459826           $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $ 2,879,358        $ 8,806,246        $ 2,432,982           $        --
Contracts with Mortality and Expense Risk Charge
   of 0.2992% /(3)/
   Accumulation Unit Value                            $        --        $        --        $        --           $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $        --        $        --        $        --           $        --

/(1)/ Offered in Potentia Product.
/(2)/ Offered in Portfolio Director Products.
/(3)/ Offered in Group Unit Purchase Product.
/(4)/ Offered in Independence Plus Product.
/(5)/ Offered in Impact Product.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

6.   Unit Values and Net Assets (Continued)

                                                   Vanguard LifeStrategy   Vanguard LifeStrategy      Evergreen        Evergreen
                                                      Moderate Growth       Conservative Growth    Special Values   Growth & Income
                                                           Fund                    Fund                 Fund              Fund
                                                   --------------------------------------------------------------------------------
                                                        Division 53             Division 54         Division 55       Division 56
                                                   --------------------------------------------------------------------------------
Contracts with Mortality and Expense Risk Charge
   of 1.45% /(1)/
   Accumulation Unit Value                              $        --             $        --         $         --      $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                       $        --             $        --         $         --      $        --
Contracts with Mortality and Expense Risk Charge
   of 1.25% /(2)/
   Accumulation Unit Value                              $  1.230831             $  1.247474         $         --      $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                       $39,333,937             $19,398,050         $         --      $        --
Contracts with Mortality and Expense Risk Charge
   of 1.05% /(2)/
   Accumulation Unit Value                              $  1.243817             $  1.260661         $         --      $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                       $ 8,914,674             $ 2,463,825         $         --      $        --
Contracts with Mortality and Expense Risk Charge
   of 1.04% /(2)/
   Accumulation Unit Value                              $        --             $        --         $         --      $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                       $        --             $        --         $         --      $        --
Contracts with Mortality and Expense Risk Charge
   of 1.00% /(2)/ /(3)/ /(4)/ /(5)/
   Accumulation Unit Value                              $        --             $        --         $   1.526962      $  0.933510
   Net Assets Attributable to Accumulation Units
      Outstanding                                       $        --             $        --         $121,011,102      $20,648,541
Contracts with Mortality and Expense Risk Charge
   of 0.85% /(2)/
   Accumulation Unit Value                              $  1.257006             $  1.273998         $         --      $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                       $61,311,291             $12,073,170         $         --      $        --
Contracts with Mortality and Expense Risk Charge
   of 0.84% /(2)/
   Accumulation Unit Value                              $        --             $        --         $         --      $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                       $        --             $        --         $         --      $        --
Contracts with Mortality and Expense Risk Charge
   of 0.80% /(2)/
   Accumulation Unit Value                              $        --             $        --         $   1.542306      $  0.942901
   Net Assets Attributable to Accumulation Units
      Outstanding                                       $        --             $        --         $ 16,256,546      $ 1,433,158
Contracts with Mortality and Expense Risk Charge
   of 0.75% /(2)/
   Accumulation Unit Value                              $        --             $        --         $         --      $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                       $        --             $        --         $         --      $        --
Contracts with Mortality and Expense Risk Charge
   of 0.64% /(2)/
   Accumulation Unit Value                              $        --             $        --         $         --      $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                       $        --             $        --         $         --      $        --
Contracts with Mortality and Expense Risk Charge
   of 0.60% /(2)/
   Accumulation Unit Value                              $        --             $        --         $   1.557786      $  0.952374
   Net Assets Attributable to Accumulation Units
      Outstanding                                       $        --             $        --         $  7,444,956      $   443,800
Contracts with Mortality and Expense Risk Charge
   of 0.55% /(2)/
   Accumulation Unit Value                              $        --             $        --         $         --      $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                       $        --             $        --         $         --      $        --
Contracts with Mortality and Expense Risk Charge
   of 0.35% /(2)/
   Accumulation Unit Value                              $        --             $        --         $         --      $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                       $        --             $        --         $         --      $        --
Contracts with Mortality and Expense Risk Charge
   of 0.2992% /(3)/
   Accumulation Unit Value                              $        --             $        --         $         --      $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                       $        --             $        --         $         --      $        --

                                                     Evergreen     VALIC Company II   VALIC Company II   VALIC Company II
                                                   Equity Income       Core Bond       Strategic Bond     High Yield Bond
                                                       Fund              Fund               Fund               Fund
                                                   ----------------------------------------------------------------------
                                                    Division 57       Division 58        Division 59        Division 60
                                                   ----------------------------------------------------------------------
Contracts with Mortality and Expense Risk Charge
   of 1.45% /(1)/
   Accumulation Unit Value                          $        --       $  1.148689        $  1.282322        $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                   $        --       $    25,767        $     3,834        $        --
Contracts with Mortality and Expense Risk Charge
   of 1.25% /(2)/
   Accumulation Unit Value                          $        --       $        --        $        --        $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                   $        --       $        --        $        --        $        --
Contracts with Mortality and Expense Risk Charge
   of 1.05% /(2)/
   Accumulation Unit Value                          $        --       $        --        $        --        $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                   $        --       $        --        $        --        $        --
Contracts with Mortality and Expense Risk Charge
   of 1.04% /(2)/
   Accumulation Unit Value                          $        --       $        --        $        --        $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                   $        --       $        --        $        --        $        --
Contracts with Mortality and Expense Risk Charge
   of 1.00% /(2)/ /(3)/ /(4)/ /(5)/
   Accumulation Unit Value                          $  1.101447       $        --        $        --        $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                   $14,110,282       $        --        $        --        $        --
Contracts with Mortality and Expense Risk Charge
   of 0.85% /(2)/
   Accumulation Unit Value                          $        --       $        --        $        --        $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                   $        --       $        --        $        --        $        --
Contracts with Mortality and Expense Risk Charge
   of 0.84% /(2)/
   Accumulation Unit Value                          $        --       $        --        $        --        $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                   $        --       $        --        $        --        $        --
Contracts with Mortality and Expense Risk Charge
   of 0.80% /(2)/
   Accumulation Unit Value                          $  1.112533       $        --        $        --        $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                   $ 1,971,338       $        --        $        --        $        --
Contracts with Mortality and Expense Risk Charge
   of 0.75% /(2)/
   Accumulation Unit Value                          $        --       $  1.285177        $  1.510170        $  1.327830
   Net Assets Attributable to Accumulation Units
      Outstanding                                   $        --       $16,963,586        $45,188,622        $41,350,800
Contracts with Mortality and Expense Risk Charge
   of 0.64% /(2)/
   Accumulation Unit Value                          $        --       $        --        $        --        $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                   $        --       $        --        $        --        $        --
Contracts with Mortality and Expense Risk Charge
   of 0.60% /(2)/
   Accumulation Unit Value                          $  1.123721       $        --        $        --        $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                   $   693,103       $        --        $        --        $        --
Contracts with Mortality and Expense Risk Charge
   of 0.55% /(2)/
   Accumulation Unit Value                          $        --       $  1.298897        $  1.526284        $  1.341994
   Net Assets Attributable to Accumulation Units
      Outstanding                                   $        --       $ 1,962,451        $ 4,195,069        $ 3,321,375
Contracts with Mortality and Expense Risk Charge
   of 0.35% /(2)/
   Accumulation Unit Value                          $        --       $  1.312865        $  1.542705        $  1.356487
   Net Assets Attributable to Accumulation Units
      Outstanding                                   $        --       $ 7,680,362        $ 3,111,731        $ 1,915,471
Contracts with Mortality and Expense Risk Charge
   of 0.2992% /(3)/
   Accumulation Unit Value                          $        --       $        --        $        --        $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                   $        --       $        --        $        --        $        --


/(1)/ Offered in Potentia Product.
/(2)/ Offered in Portfolio Director Products.
/(3)/ Offered in Group Unit Purchase Product.
/(4)/ Offered in Independence Plus Product.
/(5)/ Offered in Impact Product.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company
                    Notes to Financial Statements (Continued)

6.   Unit Values and Net Assets (Continued)

                                                                  AIM Large     Credit Suisse       MSIF Trust
                                                     Janus        Cap Growth   Small Cap Growth   Mid Cap Growth
                                                      Fund           Fund            Fund            Portfolio
                                                   -------------------------------------------------------------
                                                   Division 61   Division 62      Division 63       Division 64
                                                   -------------------------------------------------------------
Contracts with Mortality and Expense Risk Charge
   of 1.45% /(1)/
   Accumulation Unit Value                         $        --   $        --     $        --        $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                  $        --   $        --     $        --        $        --

Contracts with Mortality and Expense Risk Charge
   of 1.25% /(2)/
   Accumulation Unit Value                         $        --   $        --     $        --        $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                  $        --   $        --     $        --        $        --

Contracts with Mortality and Expense Risk Charge
   of 1.05% /(2)/
   Accumulation Unit Value                         $        --   $        --     $        --        $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                  $        --   $        --     $        --        $        --

Contracts with Mortality and Expense Risk Charge
   of 1.04% /(2)/
   Accumulation Unit Value                         $        --   $        --     $        --        $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                  $        --   $        --     $        --        $        --

Contracts with Mortality and Expense Risk Charge
   of 1.00% /(2)(3)(4)(5)/
   Accumulation Unit Value                         $  0.581820   $  0.276134     $  0.769216        $  0.577395
   Net Assets Attributable to Accumulation Units
      Outstanding                                  $46,238,414   $10,471,056     $33,382,660        $30,823,250

Contracts with Mortality and Expense Risk Charge
   of 0.85% /(2)/
   Accumulation Unit Value                         $        --   $        --     $        --        $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                  $        --   $        --     $        --        $        --

Contracts with Mortality and Expense Risk Charge
   of 0.84% /(2)/
   Accumulation Unit Value                         $        --   $        --     $        --        $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                  $        --   $        --     $        --        $        --

Contracts with Mortality and Expense Risk Charge
   of 0.80% /(2)/
   Accumulation Unit Value                         $  0.585521   $  0.277879     $  0.774121        $  0.581102
   Net Assets Attributable to Accumulation Units
      Outstanding                                  $ 9,113,650   $ 1,362,519     $ 5,114,504        $ 7,221,956

Contracts with Mortality and Expense Risk Charge
   of 0.75% /(2)/
   Accumulation Unit Value                         $        --   $        --     $        --        $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                  $        --   $        --     $        --        $        --

Contracts with Mortality and Expense Risk Charge
   of 0.64% /(2)/
   Accumulation Unit Value                         $        --   $        --     $        --        $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                  $        --   $        --     $        --        $        --

Contracts with Mortality and Expense Risk Charge
   of 0.60% /(2)/
   Accumulation Unit Value                         $  0.589244   $  0.279666     $  0.779040        $  0.584777
   Net Assets Attributable to Accumulation Units
      Outstanding                                  $ 2,683,055   $ 1,138,116     $ 1,504,199        $ 1,489,645

Contracts with Mortality and Expense Risk Charge
   of 0.55% /(2)/
   Accumulation Unit Value                         $        --   $        --     $        --        $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                  $        --   $        --     $        --        $        --

Contracts with Mortality and Expense Risk Charge
   of 0.35% /(2)/
   Accumulation Unit Value                         $        --   $        --     $        --        $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                  $        --   $        --     $        --        $        --

Contracts with Mortality and Expense Risk Charge
   of 0.2992% /(3)/
   Accumulation Unit Value                         $        --   $        --     $        --        $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                  $        --   $        --     $        --        $        --

                                                      Evergreen           SIT                SIT
                                                   Special Equity   Small Cap Growth   Mid Cap Growth       Ariel
                                                        Fund             Fund               Fund            Fund
                                                   -----------------------------------------------------------------
                                                     Division 65      Division 66        Division 67     Division 68
                                                   -----------------------------------------------------------------
Contracts with Mortality and Expense Risk Charge
   of 1.45% /(1)/
   Accumulation Unit Value                           $        --       $        --     $        --      $         --
   Net Assets Attributable to Accumulation Units
      Outstanding                                    $        --       $        --     $        --      $         --

Contracts with Mortality and Expense Risk Charge
   of 1.25% /(2)/
   Accumulation Unit Value                           $        --       $        --     $        --      $         --
   Net Assets Attributable to Accumulation Units
      Outstanding                                    $        --       $        --     $        --      $         --

Contracts with Mortality and Expense Risk Charge
   of 1.05% /(2)/
   Accumulation Unit Value                           $        --       $        --     $        --      $         --
   Net Assets Attributable to Accumulation Units
      Outstanding                                    $        --       $        --     $        --      $         --

Contracts with Mortality and Expense Risk Charge
   of 1.04% /(2)/
   Accumulation Unit Value                           $        --       $        --     $        --      $         --
   Net Assets Attributable to Accumulation Units
      Outstanding                                    $        --       $        --     $        --      $         --

Contracts with Mortality and Expense Risk Charge
   of 1.00% /(2)(3)(4)(5)/
   Accumulation Unit Value                           $  0.880024       $  0.598275     $  0.498750      $   1.495176
   Net Assets Attributable to Accumulation Units
      Outstanding                                    $32,904,581       $58,974,174     $14,491,843      $245,441,901

Contracts with Mortality and Expense Risk Charge
   of 0.85% /(2)/
   Accumulation Unit Value                           $        --       $        --     $        --      $         --
   Net Assets Attributable to Accumulation Units
      Outstanding                                    $        --       $        --     $        --      $         --

Contracts with Mortality and Expense Risk Charge
   of 0.84% /(2)/
   Accumulation Unit Value                           $        --       $        --     $        --      $         --
   Net Assets Attributable to Accumulation Units
      Outstanding                                    $        --       $        --     $        --      $         --

Contracts with Mortality and Expense Risk Charge
   of 0.80% /(2)/
   Accumulation Unit Value                           $  0.885623       $  0.602063     $  0.501918     $    1.504699
   Net Assets Attributable to Accumulation Units
      Outstanding                                    $ 3,821,267       $11,908,298     $ 1,677,460     $  36,067,275

Contracts with Mortality and Expense Risk Charge
   of 0.75% /(2)/
   Accumulation Unit Value                           $        --       $        --     $        --      $         --
   Net Assets Attributable to Accumulation Units
      Outstanding                                    $        --       $        --     $        --      $         --

Contracts with Mortality and Expense Risk Charge
   of 0.64% /(2)/
   Accumulation Unit Value                           $        --       $        --     $        --      $         --
   Net Assets Attributable to Accumulation Units
      Outstanding                                    $        --       $        --     $        --      $         --

Contracts with Mortality and Expense Risk Charge
   of 0.60% /(2)/
   Accumulation Unit Value                           $  0.891257       $  0.605911     $  0.505121      $   1.514240
   Net Assets Attributable to Accumulation Units
      Outstanding                                    $ 3,096,626       $ 2,501,247     $   492,501      $ 19,027,035

Contracts with Mortality and Expense Risk Charge
   of 0.55% /(2)/
   Accumulation Unit Value                           $        --       $        --     $        --      $         --
   Net Assets Attributable to Accumulation Units
      Outstanding                                    $        --       $        --     $        --      $         --

Contracts with Mortality and Expense Risk Charge
   of 0.35% /(2)/
   Accumulation Unit Value                           $        --       $        --     $        --      $         --
   Net Assets Attributable to Accumulation Units
      Outstanding                                    $        --       $        --     $        --      $         --

Contracts with Mortality and Expense Risk Charge
   of 0.2992% /(3)/
   Accumulation Unit Value                           $        --       $        --     $        --      $         --
   Net Assets Attributable to Accumulation Units
      Outstanding                                    $        --       $        --     $        --      $         --

(1)  Offered in Potentia Product.
(2)  Offered in Portfolio Director Products.
(3)  Offered in Group Unit Purchase Product.
(4)  Offered in Independence Plus Product.
(5)  Offered in Impact Product.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company
                    Notes to Financial Statements (Continued)

6.   Unit Values and Net Assets (Continued)

                                                       Ariel      Lou Holland         Dreyfus BASIC
                                                   Appreciation      Growth     U.S. Mortgage Securities
                                                       Fund           Fund                Fund
                                                   -----------------------------------------------------
                                                    Division 69   Division 70         Division 71
                                                   -----------------------------------------------------
Contracts with Mortality and Expense Risk Charge
   of 1.45% /(1)/
   Accumulation Unit Value                         $         --   $        --          $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                  $         --   $        --          $        --

Contracts with Mortality and Expense Risk Charge
   of 1.25% /(2)/
   Accumulation Unit Value                         $         --   $        --          $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                  $         --   $        --          $        --

Contracts with Mortality and Expense Risk Charge
   of 1.05% /(2)/
   Accumulation Unit Value                         $         --   $        --          $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                  $         --   $        --          $        --

Contracts with Mortality and Expense Risk Charge
   of 1.04% /(2)/
   Accumulation Unit Value                         $         --   $        --          $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                  $         --   $        --          $        --

Contracts with Mortality and Expense Risk Charge
   of 1.00% /(2)(3)(4)(5)/
   Accumulation Unit Value                         $   1.408156   $  0.855637          $  1.217783
   Net Assets Attributable to Accumulation Units
      Outstanding                                  $290,937,468   $23,485,440          $88,116,696

Contracts with Mortality and Expense Risk Charge
   of 0.85% /(2)/
   Accumulation Unit Value                         $         --   $        --          $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                  $         --   $        --          $        --

Contracts with Mortality and Expense Risk Charge
   of 0.84% /(2)/
   Accumulation Unit Value                         $         --   $        --          $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                  $         --   $        --          $        --

Contracts with Mortality and Expense Risk Charge
   of 0.80% /(2)/
   Accumulation Unit Value                         $   1.417111   $  0.861057          $  1.225509
   Net Assets Attributable to Accumulation Units
      Outstanding                                  $ 36,769,169   $ 2,371,005          $10,421,926

Contracts with Mortality and Expense Risk Charge
   of 0.75% /(2)/
   Accumulation Unit Value                         $         --   $        --          $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                  $         --   $        --          $        --

Contracts with Mortality and Expense Risk Charge
   of 0.64% /(2)/
   Accumulation Unit Value                         $         --   $        --          $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                  $         --   $        --          $        --

Contracts with Mortality and Expense Risk Charge
   of 0.60% /(2)/
   Accumulation Unit Value                         $   1.426145   $  0.866559          $  1.233294
   Net Assets Attributable to Accumulation Units
      Outstanding                                  $ 20,557,388   $ 1,730,225          $ 3,723,012

Contracts with Mortality and Expense Risk Charge
   of 0.55% /(2)/
   Accumulation Unit Value                         $         --   $        --          $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                  $         --   $        --          $        --

Contracts with Mortality and Expense Risk Charge
   of 0.35% /(2)/
   Accumulation Unit Value                         $         --   $        --          $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                  $         --   $        --          $        --

Contracts with Mortality and Expense Risk Charge
   of 0.2992% /(3)/
   Accumulation Unit Value                         $         --   $        --          $        --
   Net Assets Attributable to Accumulation Units
      Outstanding                                  $         --   $        --          $        --

                                                    VALIC Company I   VALIC Company I   VALIC Company I
                                                   Blue Chip Growth   Health Sciences       Value
                                                         Fund              Fund              Fund
                                                   ----------------------------------------------------
                                                      Division 72       Division 73       Division 74
                                                   ----------------------------------------------------
Contracts with Mortality and Expense Risk Charge
   of 1.45% /(1)/
   Accumulation Unit Value                            $        --       $        --        $       --
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $        --       $        --        $       --

Contracts with Mortality and Expense Risk Charge
   of 1.25% /(2)/
   Accumulation Unit Value                            $        --       $        --        $       --
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $        --       $        --        $       --

Contracts with Mortality and Expense Risk Charge
   of 1.05% /(2)/
   Accumulation Unit Value                            $        --       $        --        $       --
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $        --       $        --        $       --

Contracts with Mortality and Expense Risk Charge
   of 1.04% /(2)/
   Accumulation Unit Value                            $        --       $        --        $       --
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $        --       $        --        $       --

Contracts with Mortality and Expense Risk Charge
   of 1.00% /(2)(3)(4)(5)/
   Accumulation Unit Value                            $  0.759569       $  0.883602        $ 0.993114
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $30,646,872       $98,178,888        $3,221,569

Contracts with Mortality and Expense Risk Charge
   of 0.85% /(2)/
   Accumulation Unit Value                            $        --       $        --        $       --
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $        --       $        --        $       --

Contracts with Mortality and Expense Risk Charge
   of 0.84% /(2)/
   Accumulation Unit Value                            $        --       $        --        $       --
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $        --       $        --        $       --

Contracts with Mortality and Expense Risk Charge
   of 0.80% /(2)/
   Accumulation Unit Value                            $  0.764392       $  0.889196        $ 0.997106
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $ 2,970,272       $10,493,182        $  330,480

Contracts with Mortality and Expense Risk Charge
   of 0.75% /(2)/
   Accumulation Unit Value                            $        --       $        --        $       --
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $        --       $        --        $       --

Contracts with Mortality and Expense Risk Charge
   of 0.64% /(2)/
   Accumulation Unit Value                            $        --       $        --        $       --
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $        --       $        --        $       --

Contracts with Mortality and Expense Risk Charge
   of 0.60% /(2)/
   Accumulation Unit Value                            $  0.769280       $  0.894885        $ 1.001108
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $ 2,274,290       $ 4,889,928        $  266,061

Contracts with Mortality and Expense Risk Charge
   of 0.55% /(2)/
   Accumulation Unit Value                            $        --       $        --        $       --
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $        --       $        --        $       --

Contracts with Mortality and Expense Risk Charge
   of 0.35% /(2)/
   Accumulation Unit Value                            $        --       $        --        $       --
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $        --       $        --        $       --

Contracts with Mortality and Expense Risk Charge
   of 0.2992% /(3)/
   Accumulation Unit Value                            $        --       $        --        $       --
   Net Assets Attributable to Accumulation Units
      Outstanding                                     $        --       $        --        $       --

(1)  Offered in Potentia Product.
(2)  Offered in Portfolio Director Products.
(3)  Offered in Group Unit Purchase Product.
(4)  Offered in Independence Plus Product.
(5)  Offered in Impact Product.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

7.   Financial Highlights

A summary of unit values and units outstanding for the divisions, investment income ratios, expense ratios, excluding expenses of the underlying funds, and total return ratios for each of the three years in the period ended December 31, 2003, follows:

                   At December 31                            For the year ended December 31
       --------------------------------------   -------------------------------------------------------
                 Unit Fair Value       Net        Average    Investment                  Total Return
        Units       Lowest to        Assets     Net Assets     Income      Expense         Lowest to
       (000s)        Highest         (000s)       (000s)      Ratio /1/   Ratio /2/       Highest /3/
       --------------------------------------   -------------------------------------------------------
VALIC Company I Capital Conservation Fund, Division 1
2003       865   $ 4.71            $    4,075   $    4,307      3.33%       1.04%       3.09%
2002       993     4.57                 4,536        4,292      4.61%       1.00%       7.85%
2001     1,005     4.24                 4,255        3,697      6.92%       1.24%       6.70%

VALIC Company I Money Market I Fund, Division 2
2003       735   $ 2.75            $    2,024   $    2,793      0.63%       1.04%      -0.40%
2002     1,288     2.76                 3,560        3,886      1.24%       1.00%       0.24%
2001     1,387     2.76                 3,824        3,836      4.30%       1.17%       2.65%

VALIC Company I Mid Cap Index Fund, Division 4
2003   192,477   $ 1.07 to $7.93   $1,412,960   $1,105,126      0.68%       0.97%      33.16% to  34.31%
2002   169,912     0.80 to  5.90      931,354      996,421      0.66%       0.98%     -16.14% to -15.41%
2001   157,447     6.48 to  6.98    1,023,178      964,626      0.78%       0.99%      -1.93% to  -1.54%

VALIC Company I Asset Allocation Fund, Division 5
2003    44,059   $ 4.06 to $4.40   $  179,689   $  163,495      1.87%       0.99%      18.48% to  18.96%
2002    45,224     3.43 to  3.70      155,648      172,207      2.51%       0.99%     -10.26% to  -9.90%
2001    50,638     3.82 to  4.10      194,069      202,530      2.89%       1.00%      -5.17% to  -4.79%

VALIC Company I Money Market I Fund, Division 6
2003   194,029   $ 1.01 to $2.09   $  380,465   $  425,490      0.60%       0.96%      -0.86% to   0.00%
2002   239,738     1.01 to  2.09      471,250      477,816      1.24%       0.96%      -0.22% to   0.64%
2001   252,996     1.95 to  2.07      494,999      496,457      3.61%       0.98%       2.65% to   3.06%

VALIC Company I Capital Conservation Fund, Division 7
2003    28,834   $ 2.64 to $2.83   $   76,312   $   76,438      3.36%       1.03%       3.09% to   3.50%
2002    29,869     2.56 to  2.74       76,624       69,109      4.57%       0.98%       7.85% to   8.28%
2001    27,771     2.37 to  2.53       66,000       57,351      5.59%       0.98%       6.70% to   7.13%

VALIC Company I Government Securities Fund, Division 8
2003    52,761   $ 2.67 to $2.86   $  141,390   $  163,616      3.08%       0.98%       0.14% to   0.55%
2002    62,366     2.66 to  2.85      166,699      131,233      4.06%       0.98%      10.92% to  11.36%
2001    47,059     2.40 to  2.56      113,265      103,048      5.07%       0.99%       5.71% to   6.14%

VALIC Company I Stock Index Fund, Division 10A
2003    12,425   $20.41            $  260,143   $  242,689      1.30%       0.97%      26.93%
2002    13,677    16.08               225,569      283,832      1.14%       1.00%     -23.21%
2001    16,451    20.94               352,882      366,086      1.03%       1.08%     -13.08%

VALIC Company I Stock Index Fund, Division 10B
2003       621   $33.70            $   21,618   $   20,247      1.30%       0.29%      27.79%
2002       690    26.39                18,851       23,176      1.14%       0.29%     -22.66%
2001       795    34.12                28,173       29,227      1.00%       0.15%     -12.25%

VALIC Company I Stock Index Fund, Division 10C
2003   846,011   $ 0.83 to $4.62   $3,686,006   $3,237,578      1.30%       0.94%      26.34% to  27.43%
2002   814,587     0.66 to  3.63    2,794,008    3,218,554      1.15%       0.98%     -23.56% to -22.90%
2001   837,844     4.44 to  4.70    3,738,084    3,877,954      0.95%       0.98%     -13.08% to -12.73%

VALIC Company I Stock Index Fund, Division 10D
2003     3,741   $ 7.68            $   28,855   $   26,405      1.30%       0.96%      26.93%
2002     3,940     6.05                23,946       28,324      1.15%       1.01%     -23.21%
2001     4,448     7.88                35,193       36,510      1.02%       1.07%     -13.00%

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

7.   Financial Highlights (Continued)

                   At December 31                            For the year ended December 31
       --------------------------------------   -------------------------------------------------------
                 Unit Fair Value       Net        Average    Investment                  Total Return
        Units       Lowest to        Assets     Net Assets     Income      Expense         Lowest to
       (000s)        Highest         (000s)       (000s)      Ratio /1/   Ratio /2/       Highest /3/
       --------------------------------------   -------------------------------------------------------
VALIC Company I Capital Conservation Fund, Division 11
2003   100,098   $ 1.21 to $1.29   $  121,879   $   86,715      1.58%       0.98%      28.35% to  28.86%
2002    78,954     0.95 to  1.00       74,884       84,752      0.33%       0.99%     -19.60% to -19.28%
2001    79,743     1.18 to  1.24       94,049      106,660      2.19%       1.00%     -22.75% to -22.44%

VALIC Company I Social Awareness Fund, Division 12
2003   119,744   $ 0.84 to $3.50   $  398,346   $  349,114      1.00%       0.98%      26.59% to  27.68%
2002   121,648     0.66 to  2.75      318,132      378,702      0.79%       0.98%     -24.55% to -23.90%
2001   132,243     3.44 to  3.61      455,970      470,161      0.79%       0.99%     -12.27% to -11.91%

VALIC Company I International Government Bond Fund, Division 13
2003    74,424   $ 2.04 to $2.15   $  152,636   $  145,118      2.42%       0.98%      18.23% to  18.70%
2002    73,861     1.73 to  1.81      128,024      108,223      None        0.98%      16.22% to  16.68%
2001    67,430     1.49 to  1.55      100,502      102,877      None        0.99%      -2.86% to  -2.47%

VALIC Company I Small Cap Index Fund, Division 14
2003   149,874   $ 1.08 to $2.90   $  416,710   $  285,486      0.55%       0.97%      44.34% to  45.59%
2002   109,676     0.75 to  1.99      210,172      226,337      0.95%       0.98%     -21.97% to -21.29%
2001    98,908     2.44 to  2.53      241,626      224,691      1.19%       0.99%       0.98% to   1.39%

VALIC Company I Core Equity Fund, Division 15
2003   320,911   $ 1.94 to $2.02   $  625,526   $  558,250      1.04%       0.98%      25.53% to  26.03%
2002   339,145     1.55 to  1.60      526,422      629,299      0.84%       0.99%     -22.91% to -22.60%
2001   384,498     2.01 to  2.07      773,821      836,811      0.45%       1.00%     -16.12% to -15.78%

VALIC Company I Growth & Income Fund, Division 16
2003    93,726   $ 0.83 to $2.06   $  186,306   $  162,637      0.67%       0.99%      20.88% to  21.92%
2002    93,866     0.69 to  1.69      153,634      185,496      0.68%       0.99%     -22.66% to -21.99%
2001   105,129     2.10 to  2.17      221,379      232,862      0.68%       1.00%     -10.98% to -10.62%

VALIC Company I Science & Technology Fund, Division 17
2003   689,182   $ 0.51 to $2.24   $1,490,473   $1,197,495      None        0.98%      49.28% to  50.57%
2002   654,031     0.34 to  1.49      942,694    1,168,544      None        0.98%     -41.08% to -40.57%
2001   658,930     2.43 to  2.50    1,603,534    1,862,188      None        1.00%     -41.77% to -41.53%

VALIC Company I Small Cap Fund, Division 18
2003   302,921   $ 2.14 to $2.25   $  652,804   $  548,920      None        0.96%      35.04% to  35.57%
2002   310,040     1.59 to  1.66      494,495      588,767      None        0.96%     -24.15% to -23.84%
2001   333,551     2.09 to  2.18      700,988      679,183      None        0.97%      -5.96% to  -5.58%

Templeton Global Asset Allocation Fund, Division 19
2003   147,399   $ 2.25 to $2.39   $  334,579   $  256,788      2.73%       1.19%      30.67% to  31.19%
2002   128,200     1.72 to  1.82      222,713      236,355      1.96%       1.19%      -5.36% to  -4.98%
2001   135,238     1.82 to  1.91      248,003      261,516      1.44%       1.20%     -10.85% to -10.49%

VALIC Company I International Growth I Fund, Division 20
2003   280,453   $ 1.45 to $1.51   $  407,377   $  351,302      1.05%       0.96%      24.17% to  24.67%
2002   288,450     1.16 to  1.21      337,197      394,594      0.98%       0.97%     -19.10% to -18.77%
2001   315,524     1.44 to  1.49      455,625      515,807      0.65%       0.98%     -26.77% to -26.48%

VALIC Company I Income & Growth Fund, Division 21
2003   164,857   $ 1.42 to $1.52   $  235,131   $  201,592      1.48%       0.96%      27.93% to  28.44%
2002   166,167     1.11 to  1.18      185,111      214,063      1.10%       0.96%     -20.38% to -20.06%
2001   177,169     1.39 to  1.48      247,563      247,537      0.89%       0.98%      -9.28% to  -8.92%

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

7.   Financial Highlights (Continued)

                  At December 31                            For the year ended December 31
       --------------------------------------   ------------------------------------------------------
                 Unit Fair Value       Net        Average    Investment                 Total Return
        Units       Lowest to        Assets     Net Assets     Income     Expense        Lowest to
        (000s)       Highest         (000s)       (000s)      Ratio/1/    Ratio/2/       Highest/3/
---------------------------------------------   ------------------------------------------------------
Vanguard Long-Term Corporate Fund, Division 22
2003   110,831    $1.67 to $1.82   $  187,005   $  187,702      5.65%       0.95%      5.20% to   5.62%
2002   106,615     1.59 to  1.73      170,904      144,556      6.27%       0.95%     12.10% to  12.55%
2001    88,047     1.42 to  1.53      125,872       99,817      6.52%       0.95%      8.53% to   8.96%

Vanguard Long-Term Treasury Fund, Division 23
2003   182,935    $1.71 to $1.83   $  315,279   $  341,949      4.82%       0.96%      1.65% to   2.06%
2002   199,173     1.68 to  1.80      337,458      267,603      5.22%       0.97%     15.51% to  15.98%
2001   162,139     1.46 to  1.55      237,491      219,206      5.57%       0.98%      3.31% to   3.73%

Vanguard Windsor II Fund, Division 24
2003   603,232    $1.82 to $1.95   $1,106,274   $  895,011      2.37%       1.20%     28.47% to  28.98%
2002   542,194     1.42 to  1.51      773,254      836,093      2.22%       1.21%    -17.90% to -17.57%
2001   502,582     1.72 to  1.84      871,329      820,815      2.13%       1.22%     -4.61% to  -4.22%

Vanguard Wellington Fund, Division 25
2003   505,105    $1.88 to $2.05   $  960,010   $  801,343      2.98%       1.20%     19.25% to  19.73%
2002   443,418     1.58 to  1.71      706,350      702,977      3.28%       1.20%     -8.05% to  -7.69%
2001   396,605     1.72 to  1.86      685,952      623,684      3.40%       1.22%      2.88% to   3.30%

Putnam New Opportunities Fund, Division 26
2003   626,301    $0.62 to $1.14   $  684,141   $  608,282      None        0.94%     30.76% to  31.88%
2002   636,710     0.47 to  0.87      528,947      633,606      None        0.95%    -31.63% to -31.04%
2001   653,563     1.20 to  1.25      789,492      842,766      None        0.97%    -30.80% to -30.51%

Putnam OTC & Emerging Growth Fund, Division 27
2003   415,502    $0.50 to $0.59   $  230,486   $  202,099      None        0.97%     33.16% to  34.31%
2002   411,134     0.38 to  0.44      170,362      204,178      None        0.98%    -33.78% to -33.20%
2001   405,868     0.62 to  0.66      252,559      277,972      None        0.99%    -46.66% to -46.45%

Putnam Global Equity Fund, Division 28
2003   342,450    $0.73 to $1.25   $  403,106   $  345,165      2.39%       0.95%     27.07% to  28.17%
2002   338,386     0.58 to  0.98      311,697      353,447      0.25%       0.96%    -20.31% to -19.59%
2001   348,034     1.19 to  1.27      417,298      447,155      None        0.97%    -30.52% to -30.24%

VALIC Company I Large Cap Growth Fund, Division 30
2003   445,027    $1.07 to $1.14   $  479,482   $  427,889      0.02%       0.94%     24.83% to  25.33%
2002   451,370     0.86 to  0.91      389,149      479,302      0.04%       0.95%    -28.84% to -28.56%
2001   484,221     1.20 to  1.28      585,912      609,174      None        0.96%    -23.96% to -23.65%

American Century Ultra Fund, Division 31
2003   717,627    $0.79 to $1.63   $1,083,216   $  927,828      None        0.97%     24.00% to  25.07%
2002   663,903     0.63 to  1.31      803,599      909,750      0.26%       0.98%    -24.26% to -23.61%
2001   646,797     1.58 to  1.71    1,027,074    1,008,698      None        1.00%    -15.48% to -15.14%

Templeton Foreign Fund, Division 32
2003   293,418    $1.50 to $1.60   $  441,868   $  345,069      2.19%       0.97%     29.22% to  29.73%
2002   256,119     1.16 to  1.24      298,190      313,014      1.55%       0.98%     -9.55% to  -9.19%
2001   242,449     1.28 to  1.36      311,596      310,318      2.64%       0.99%     -8.84% to  -8.48%

VALIC Company II International Growth II Fund, Division 33
2003    19,542    $1.14 to $1.16   $   29,880   $   22,229      1.10%       0.49%     27.09% to  27.59%
2002    12,981     0.90 to  0.91       17,561       16,756      0.39%       0.41%    -18.02% to -17.70%
2001     8,190     1.09 to  1.11       16,110       15,330      0.16%       0.37%    -19.56% to -19.24%

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

7.   Financial Highlights (Continued)

                  At December 31                          For the year ended December 31
       ------------------------------------   ------------------------------------------------------
                 Unit Fair Value       Net      Average    Investment                 Total Return
        Units       Lowest to        Assets   Net Assets     Income     Expense        Lowest to
        (000s)       Highest         (000s)     (000s)      Ratio/1/    Ratio/2/       Highest/3/
-------------------------------------------   ------------------------------------------------------
VALIC Company II Small Cap Growth Fund, Division 35
2003    32,553    $0.74 to $1.33   $ 47,451    $ 32,390       None        0.54%     43.69% to  45.29%
2002    21,283     0.51 to  0.91     22,590      23,242       None        0.48%    -33.76% to -33.02%
2001    16,049     1.35 to  1.36     26,723      22,225       None        0.42%    -24.38% to -24.07%

VALIC Company II Small Cap Value Fund, Divisio n 36
2003    34,840    $1.67 to $1.71   $ 65,019    $ 48,365       0.44%       0.60%     38.20% to  38.75%
2002    29,222     1.21 to  1.23     40,139      39,413       1.06%       0.61%    -13.13% to -12.78%
2001    15,708     1.39 to  1.41     27,255      19,951       1.03%       0.56%      6.30% to   6.73%

VALIC Company II Mid Cap Growth Fund, Division  37
2003    47,429    $0.93 to $0.95   $ 48,029    $ 35,597       None        0.64%     37.41% to  37.96%
2002    33,996     0.68 to  0.69     25,795      25,593       None        0.62%    -30.75% to -30.48%
2001    23,173     0.98 to  0.99     26,614      19,204       0.05%       0.57%    -30.98% to -30.70%

VALIC Company II Mid Cap Value Fund, Division  38
2003    69,024    $2.31 to $2.35   $165,513    $113,095       0.09%       0.65%     42.29% to  42.86%
2002    50,596     1.62 to  1.65     86,275      83,545       0.24%       0.65%    -14.60% to -14.26%
2001    34,207     1.90 to  1.92     69,738      50,959       0.68%       0.62%     -2.57% to  -2.18%

VALIC Company II Capital Appreciation Fund, Division 39
2003    23,085    $0.66 to $0.88   $ 22,193    $ 19,086       0.05%       0.43%     24.13% to  25.52%
2002    21,008     0.53 to  0.70     16,266      18,424       None        0.41%    -31.74% to -30.98%
2001    19,682     1.00 to  1.01     22,261      21,284       None        0.40%    -22.05% to -21.73%

VALIC Company II Large Cap Value Fund, Division 40
2003    25,244    $1.47 to $1.50   $ 40,489    $ 28,289       1.46%       0.62%     26.53% to  27.03%
2002    15,435     1.16 to  1.18     20,534      16,776       1.08%       0.57%    -12.65% to -12.30%
2001     7,589     1.33 to  1.35     13,015       9,016       0.98%       0.47%     -2.55% to  -2.16%

VALIC Company II Socially Responsible Fund, Division 41
2003     8,150    $1.14 to $1.17   $ 14,565    $ 11,685       0.83%       0.33%     27.30% to  27.81%
2002     6,483     0.90 to  0.91      9,891      10,856       0.82%       0.30%    -23.95% to -23.64%
2001     5,839     1.18 to  1.20     12,186      11,240       0.98%       0.28%    -12.37% to -12.01%

VALIC Company II Money Market II Fund, Division 44
2003    61,977    $1.15 to $1.17   $ 74,195    $ 78,751       0.63%       0.68%     -0.13% to   0.27%
2002    67,414     1.15 to  1.17     80,452      67,457       1.24%       0.67%      0.51% to   0.91%
2001    52,531     1.14 to  1.16     62,979      49,041       3.41%       0.66%      2.92% to   3.33%

VALIC Company I Growth Fund, Division 45
2003     4,118    $0.47 to $0.47   $  1,929    $  1,490       None        0.95%     22.15% to  22.64%
2002     2,641     0.38 to  0.39      1,012       1,018       None        0.97%    -30.70% to -30.42%
2001     1,892     0.55 to  0.56      1,045         682       None        1.03%    -31.17% to -30.89%

VALIC Company I Nasdaq-100(R) Index Fund, Division 46
2003   205,651    $0.43 to $0.44   $ 89,189    $ 53,539       None        0.96%     47.79% to  48.39%
2002    85,840     0.29 to  0.30     25,172      22,196       None        0.97%    -38.87% to -38.63%
2001    44,583     0.48 to  0.48     21,380      13,855       0.12%       0.98%    -33.16% to -32.88%

Janus Adviser Worldwide Fund, Division 47
2003    65,101    $0.64 to $0.70   $ 41,409    $ 35,671       0.65%       0.96%     21.05% to  22.10%
2002    60,112     0.52 to  0.58     31,428      32,581       0.39%       0.97%    -27.08% to -26.44%
2001    45,583     0.71 to  0.72     32,518      20,593       0.21%       0.97%    -21.87% to -21.55%

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

7.   Financial Highlights(Continued)

                  At December 31                         For the year ended December 31
       -----------------------------------   ------------------------------------------------------
                Unit Fair Value     Net       Average     Investment                 Total Return
        Units      Lowest to       Assets    Net Assets     Income     Expense        Lowest to
       (000s)       Highest        (000s)      (000s)      Ratio/1/    Ratio/2/       Highest/3/
------------------------------------------   ------------------------------------------------------
VALIC Company II Aggressive Growth Lifestyle Fund, Division 48
2003   21,229    $0.89 to $1.32   $ 33,885    $ 25,898       0.98%       0.53%     27.49% to  28.91%
2002   15,605     0.70 to  1.02     20,691      21,130       0.70%       0.49%    -19.65% to -18.75%
2001   12,407     1.24 to  1.26     21,547      17,168       1.32%       0.43%    -13.13% to -12.77%

VALIC Company II Moderate Growth Lifestyle Fund, Division 49
2003   34,144    $0.99 to $1.44   $ 55,165    $ 43,357       2.32%       0.55%     21.58% to  22.93%
2002   26,169     0.82 to  1.17     35,814      35,475       2.11%       0.51%    -11.71% to -10.73%
2001   22,514     1.29 to  1.31     35,501      29,049       3.01%       0.46%     -6.40% to  -6.02%

VALIC Company II Conservative Growth Lifestyle Fund, Division 50
2003   15,229    $1.04 to $1.46   $ 28,956    $ 23,412       3.17%       0.48%     15.43% to  16.72%
2002   11,160     0.90 to  1.25     19,844      19,502       1.30%       0.45%     -6.41% to  -5.37%
2001   10,245     1.30 to  1.32     19,815      16,528       5.97%       0.43%     -2.47% to  -2.08%

Vanguard LifeStrategy Growth Fund, Division 52
2003   72,257    $1.20 to $1.23   $ 87,734    $ 67,293       1.90%       1.01%     26.93% to  27.43%
2002   56,500     0.95 to  0.96     53,967      51,638       2.17%       1.00%    -16.88% to -16.55%
2001   43,436     1.14 to  1.15     49,826      43,125       2.25%       0.98%    -10.00% to  -9.63%

Vanguard LifeStrategy Moderate Growth Fund, Division 53
2003   87,905    $1.23 to $1.26   $109,571    $ 85,782       2.50%       0.99%     20.88% to  21.36%
2002   66,576     1.02 to  1.04     68,579      63,609       3.06%       0.97%    -11.44% to -11.08%
2001   50,500     1.15 to  1.16     58,623      50,950       3.26%       0.94%     -5.62% to  -5.24%

Vanguard LifeStrategy Conservative Growth Fund, Division 54
2003   26,983    $1.25 to $1.27   $ 33,935    $ 26,284       2.95%       1.09%     15.13% to  15.59%
2002   18,622     1.08 to  1.10     20,319      17,451       3.85%       1.07%     -6.54% to  -6.17%
2001   12,900     1.16 to  1.17     15,047      11,807       4.34%       1.04%     -1.26% to  -0.86%

Evergreen Special Values Fund, Division 55
2003   94,579    $1.53 to $1.56   $144,741    $109,322       None        0.96%     31.48% to  32.00%
2002   81,612     1.16 to  1.18     94,940      85,039       None        0.97%    -14.74% to -14.40%
2001   36,556     1.36 to  1.38     49,838      23,233       None        0.97%     16.28% to  16.75%

Evergreen Growth & Income Fund, Division 56
2003   24,108    $0.93 to $0.95   $ 22,526    $  8,785       0.14%       0.97%     27.78% to  28.29%
2002    5,506     0.73 to  0.74      4,028       3,378       0.33%       0.96%    -17.80% to -17.47%
2001    2,590     0.89 to  0.90      2,304       1,184       None        1.01%    -15.68% to -15.34%

Evergreen Equity Income Fund, Division 57
2003   15,201    $1.10 to $1.12   $ 16,775    $ 11,683       1.78%       0.96%     27.12% to  27.63%
2002   10,654     0.87 to  0.88      9,242       8,754       0.63%       0.97%    -19.73% to -19.40%
2001    7,367     1.08 to  1.09      7,957       4,306       0.72%       0.98%     -3.52% to  -3.13%

VALIC Company II Core Bond Fund, Division 58
2003   20,584    $1.15 to $1.31   $ 32,797    $ 30,002       2.98%       0.50%      2.50% to   3.64%
2002   14,616     1.12 to  1.27     24,215      16,882       5.11%       0.44%      7.30% to   8.49%
2001    6,649     1.15 to  1.17     13,099       9,516       5.91%       0.34%      5.97% to   6.40%

VALIC Company II Strategic Bond Fund, Division 59
2003   34,694    $1.28 to $1.54   $ 59,397    $ 39,531       6.41%       0.59%     17.72% to  19.03%
2002   15,765     1.09 to  1.30     25,871      22,407       6.85%       0.53%      5.06% to   6.23%
2001    9,672     1.20 to  1.22     17,054      11,522       7.69%       0.43%      9.72% to  10.16%

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

7.   Financial Highlights (Continued)

                  At December 31                          For the year ended December 31
       ------------------------------------   ------------------------------------------------------
                 Unit Fair Value      Net       Average    Investment                 Total Return
        Units       Lowest to       Assets    Net Assets     Income     Expense        Lowest to
        (000s)       Highest        (000s)      (000s)      Ratio/1/    Ratio/2/       Highest/3/
-------------------------------------------   ------------------------------------------------------
VALIC Company II High Yield Bond Fund, Division 60
2003    35,032    $1.33 to $1.36   $ 53,336    $ 35,007       9.60%       0.60%     29.01% to  29.52%
2002    12,604     1.03 to  1.05     18,177      16,063       9.96%       0.49%     -2.56% to  -2.16%
2001     9,314     1.06 to  1.07     15,123      12,331      10.30%       0.45%      5.21% to   5.64%

Janus Fund, Division 61
2003    99,604    $0.58 to $0.59   $ 58,035    $ 48,451       None        0.95%     30.40% to  30.92%
2002    87,485     0.45 to  0.45     39,064      41,287       None        0.96%    -28.28% to -28.00%
2001    68,441     0.62 to  0.63     42,591      27,488       None        0.97%    -26.85% to -26.55%

AIM Large Cap Growth Fund, Division 62
2003    46,900    $0.28 to $0.28   $ 12,981    $  9,818       None        0.95%     29.88% to  30.40%
2002    33,728     0.21 to  0.21      7,175       8,146       None        0.97%    -41.74% to -41.51%
2001    27,608     0.36 to  0.37     10,076       8,001       None        0.97%    -49.58% to -49.38%

Credit Suisse Small Cap Growth Fund, Division 63
2003    51,941    $0.77 to $0.78   $ 40,001    $ 23,372       None        0.95%     44.99% to  45.57%
2002    26,068     0.53 to  0.54     13,837      11,501       None        0.97%    -31.47% to -31.20%
2001    11,881     0.77 to  0.78      9,200       4,309       None        0.97%    -13.94% to -13.60%

MSIF Trust Mid Cap Growth Portfolio, Division 64
2003    68,365    $0.58 to $0.58   $ 39,535    $ 24,956       None        0.95%     40.83% to  41.39%
2002    36,766     0.41 to  0.41     15,087      13,180       None        0.96%    -31.70% to -31.42%
2001    19,803     0.60 to  0.60     11,890       6,438       None        0.96%    -30.49% to -30.20%

Evergreen Special Equity Fund, Division 65
2003    45,184    $0.88 to $0.89   $ 39,838    $ 16,735       None        0.95%     50.61% to  51.22%
2002    11,175     0.58 to  0.59      6,548       5,039       None        0.96%    -28.26% to -27.97%
2001     3,690     0.81 to  0.82      3,027       1,247       None        0.96%    -10.12% to  -9.76%

SIT Small Cap Growth Fund, Division 66
2003   122,494    $0.60 to $0.61   $ 73,392    $ 52,055       None        0.95%     33.23% to  33.77%
2002    74,745     0.45 to  0.45     33,590      26,090       None        0.96%    -26.96% to -26.66%
2001    28,349     0.61 to  0.62     17,431       7,258       None        0.96%    -28.65% to -28.36%

SIT Mid Cap Growth Fund, Division 67
2003    33,377    $0.50 to $0.51   $ 16,666    $ 11,086       None        0.97%     37.13% to  37.68%
2002    17,124     0.36 to  0.37      6,230       5,294       None        0.98%    -35.29% to -35.03%
2001     7,942     0.56 to  0.56      4,465       1,938       None        0.98%    -34.06% to -33.79%

Ariel Fund, Division 68
2003   200,714    $1.50 to $1.51   $300,555    $216,517       None        0.95%     26.76% to  27.27%
2002   134,358     1.18 to  1.19    158,599     117,091       None        0.96%     -6.13% to  -5.75%
2001    44,692     1.26 to  1.26     56,168      19,367       0.75%       0.97%     13.07% to  13.53%

Ariel Appreciation Fund, Division 69
2003   246,998    $1.41 to $1.43   $348,317    $259,088       None        0.96%     29.67% to  30.19%
2002   185,582     1.09 to  1.10    201,707     166,704       None        0.96%    -11.25% to -10.90%
2001    74,530     1.22 to  1.23     91,228      32,929       0.43%       0.97%     15.07% to  15.53%

Lou Holland Growth Fund, Division 70
2003    32,200    $0.86 to $0.87   $ 27,587    $ 16,962       None        0.96%     26.39% to  26.90%
2002    15,709     0.68 to  0.68     10,642       8,016       None        0.97%    -22.26% to -21.95%
2001     4,407     0.87 to  0.87      3,839       1,650       None        0.97%     -6.12% to  -5.74%

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

7.   Financial Highlights (Continued)

                  At December 31                          For the year ended December 31
       ------------------------------------   ------------------------------------------------------
                 Unit Fair Value      Net       Average    Investment                 Total Return
        Units       Lowest to       Assets    Net Assets     Income     Expense        Lowest to
        (000s)       Highest        (000s)      (000s)      Ratio/1/    Ratio/2/       Highest/3/
-------------------------------------------   ------------------------------------------------------
Dreyfus BASIC U.S. Mortgage Securities Fund, Division 71
2003    83,891    $1.22 to $1.23   $102,283    $104,241       3.85%       0.97%      2.51% to   2.92%
2002    79,578     1.19 to  1.20     94,614      55,679       4.16%       0.97%      7.79% to   8.22%
2001    21,655     1.10 to  1.11     23,872      10,986       5.44%       0.97%      6.62% to   7.05%

VALIC Company I Blue Chip Growth Fund, Division 72
2003    47,194    $0.76 to $0.77   $ 35,897    $ 23,195       None        0.95%     28.18% to  28.70%
2002    26,917     0.59 to  0.60     15,967      15,834       None        0.97%    -25.07% to -24.76%
2001    20,375     0.79 to  0.79     16,122      10,383       0.13%       0.97%    -15.12% to -14.78%

VALIC Company I Health Sciences Fund, Division 73
2003   128,392    $0.88 to $0.89   $113,618    $ 81,562       None        0.96%     35.63% to  36.18%
2002    81,475     0.65 to  0.66     53,144      50,292       None        0.97%    -28.36% to -28.07%
2001    51,088     0.91 to  0.91     46,515      23,897       None        0.98%     -9.10% to  -8.73%

VALIC Company I Value Fund, Division 74/4/
2003     3,841    $0.99 to $1.00   $ 13,950    $ 11,292       1.14%       0.22%     24.72% to  25.22%
2002     2,127     0.80 to  0.80      9,737       9,874       0.56%       0.10%    -20.37% to -20.05%
2001        --     1.00 to  1.00     10,000      10,000       None        None             N/A

/1/ These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests.

/2/ These amounts represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, net of any expense reimbursements, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

/3/ These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

/4/ Fund commenced operations on December 31, 2001.

                                 GUP and GTS-VA
                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements Filed with Part B:

         (i) Audited Financial Statements - The Variable Annuity Life Insurance Company
              Report of Independent Auditors
              Consolidated Balance Sheets
              Consolidated Statements of Income
              Consolidated Statements of Changes in Stockholder Equity Consolidated Statements of Cash Flows
              Notes to Consolidated Financial Statements
         (ii) Audited Financial Statements - The Variable Annuity Life Insurance Company Separate Account A
              Statement of Net Assets
              Statement of Operations
              Statements of Changes in Net Assets
              Notes to Financial Statements
              Report of Independent Accountants

     (b) Exhibits

     1(a). Resolutions adopted by The Variable Annuity Life Insurance Company Board of Directors at its Annual Meeting of April 18, 1979 establishing The Variable Annuity Life Insurance Company Separate Account A. (1)

     1(b). Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable Annuity Life Insurance Company Board of Directors. (4)

     2.       Not Applicable.

     3. Underwriting Agreement between The Variable Annuity Life Insurance Company, The Variable Annuity Life Insurance Company Separate Account A and The Variable Annuity Marketing Company. (1)

     4(a).    Form of Group Annuity Contract (Form GTS-VA-1). (1)

     4(b).    Form of Group Annuity Contract (Form GUP-64). (1)

     4(c).    Form of Group Annuity Contract (Form GUP-74). (1)

     5(a). Form of Application for Annuity Contract Forms IFA-582, GFA-582, GUP 64/74 and GTSVA. (1)

     5(b). Form of Group Master Application for Group Unit Purchase Annuity (GUP 64/74). (1)

     5(c).    Form of Endorsement to Nonqualified Deferred Compensation Plan.
              (3)

     6(a). Copy of Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company effective as of April 28, 1989. (1)

     6(b). Copy of Amendment Number One to Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company as amended through April 28, 1989, effective March 28, 1990. (1)

     6(c). Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as amended through July 18, 2001. (4)

     7.       Not Applicable.

     8.       Not Applicable.

     9.       Not Applicable.

     10.      Consents of Independent Auditors. (Filed herewith)

     11.      Not Applicable.

     12.      Not Applicable.

     13. Calculation of standard and nonstandard performance information, incorporated herein by reference to Post-Effective Amendment No.
              51. (2)

     14.      Powers of Attorney. (Filed herewith)

     15. Supplemental Information Form which discloses Section 403(b)(11) withdrawal restrictions as set forth in a no-action letter issued by the SEC on November 28, 1988. Such form requires the signed acknowledgement of participants who purchase Section 403(b) annuities with regard to these withdrawal restrictions. (1)

----------

(1) Incorporated by reference to Post-Effective Amendment No. 52 to Form N-4 Registration Statement/File No. 2-32783/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 27, 1998.

(2) Incorporated by reference to Post-Effective Amendment No. 51 to Form N-4 Registration Statement (File No. 2-32783/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 18, 1997.

(3) Incorporated by reference to Post-Effective Amendment No. 54 to Form N-4 Registration Statement (File No. 2-32783/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 28, 2000.

(4) Incorporated by reference to Post-Effective Amendment No. 57 to Form N-4 Registration Statement (File No. 2-32783/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 30, 2003.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company as of February 11, 2004 are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

NAMES AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                    HELD WITH DEPOSITOR
-------------------                 ---------------------
     Officer                        Title
     -------                        -----

     Jay S. Wintrob*                Director
     John A. Graf                   Director, President & Chief Executive Officer
     M. Kathleen Adamson            Director and Executive Vice President - Operations Administration
     James R. Belardi               Executive Vice President
     Mary L. Cavanaugh              Director, Executive Vice President, General Counsel & Secretary
     Randall W. Epright             Executive Vice President & Chief Information Officer
     N. Scott Gillis**              Director, Senior Vice President & Principal Financial Officer
     Michael J. Akers               Director, Senior Vice President & Chief Actuary
     Kathleen M. McCutcheon         Director & Senior Vice President - Human Resources
     Lillian Caliman                Senior Vice President & Divisional Chief Information Officer
     Evelyn Curran                  Senior Vice President - Product Development

     David H. den Boer              Senior Vice President & Chief Compliance Officer
     Sharla A. Jackson ***          Senior Vice President - Customer Service Amarillo
     Trennis L. Jones               Senior Vice President - Marketing
     Joseph P. Girgenti             Executive Vice President - Marketing
     Traci P. Langford              Senior Vice President - Institutional Marketing
     Richard Lindsay                Executive Vice President - Strategic Planning
     Thomas G. Norwood              Senior Vice President - Broker/Dealer Operations
     Brenda Simmons                 Senior Vice President - Client Contribution Services
     Robert E. Steele               Senior Vice President- Specialty Products
     Richard L. Bailey              Vice President - Group Actuarial
     Mary C. Birmingham             Vice President - Group Plan Services
     Gregory Stephen Broer          Vice President - Actuarial
     Richard A. Combs               Vice President - Actuarial
     Neil J. Davidson               Vice President - Actuarial
     Terry B. Festervand            Vice President & Treasurer
     Daniel Fritz                   Vice President - Actuarial
     Darlene Flagg                  Vice President - Marketing Communications
     Mark D. Foster                 Vice President - VFA Compensation
     Marc Gamsin                    Vice President
     Michael D. Gifford             Vice President - Marketing
     Glenn Harris                   Vice President - Operations
     Stephen M. Hughes              Vice President - Marketing
     Joanne M. Jarvis               Vice President - Sales Planning & Reporting
     Joan M. Keller                 Vice President - Client Service Processing
     William R. Keller, Jr.         Vice President - Strategic Planning
     Ted G. Kennedy                 Vice President - Government Relations
     Calvin King                    Vice President - North Houston CCC
     Gary J. Kleinman               Vice President
     Suzanne A. Krenz               Vice President - Marketing
     Joseph P. Mc Kernan            Vice President - Information Technology
     Edward P. Millay               Vice President & Controller
     Jamie L. Ohl                   Vice President - Account Management
     Greg Outcalt                   Vice President
     Rembert R. Owen, Jr.           Vice President & Assistant Secretary
     Linda C. Robinson              Vice President - Group Plan Administration
     Keith R. Schlosser             Vice President - Sales Executive Administration
     Richard W. Scott               Vice President & Chief Investment Officer
     Cynthia S. Seeman              Vice President - Account Management
     James P. Steele                Vice President - Specialty Products
     Richard A. Turner              Vice President - Retirement Services Tax
     Frank A. Venutolo              Vice President - VFA Administration
     Krien Verberkmoes              Vice President - Sales Compliance
     Dan Cricks                     Tax Officer
     W. Larry Mask                  Assistant Secretary
     Kurt Bernlohr                  Assistant Secretary
     Kortney S. Farmer              Assistant Secretary
     Tracey E. Harris               Assistant Secretary
     Russell J. Lessard             Assistant Secretary
     Connie E. Pritchett***         Assistant Secretary
     Frederick J. Sdao              Assistant Secretary
     Katherine Stoner               Assistant Secretary

*    1 SunAmerica Center, Los Angeles, California 90067-6022

**   21650 Oxnard Ave., Woodland Hills, California 91367

***  205 E. 10th Avenue, Amarillo, Texas 79101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The Variable Annuity Life Insurance Company (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor of the Registrant, see below. The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-04-003302, filed March 15, 2004.

                                                                                                  % of Voting
                                                                                                  Securities
                                                                                                  Owned by its
                                                                                 Jurisdiction of  Immediate
Name of Corporation*                                                             Incorporation    Parent
--------------------                                                             ---------------  ------------
American General Corporation                                                     Texas            100%
     American General Bancassurance Services, Inc.                               Illinois         100%
     AGC Life Insurance Company                                                  Missouri         100%
         AIG Assurance Canada                                                    Canada           100%
         AIG Life of Bermuda, Ltd.                                               Bermuda          100%
         American General Life and Accident Insurance Company                    Tennessee        100%
         American General Life Insurance Company                                 Texas            100%
              American General Annuity Service Corporation                       Texas            100%
              AIG Enterprise Services, LLC                                       Delaware         100%
              American General Equity Services Corporation                       Delaware         100%
              American General Life Companies, LLC                               Delaware         100%
              The Variable Annuity Life Insurance Company                        Texas            100%
                  VALIC Retirement Services Company                              Texas            100%
                  VALIC Trust Company                                            Texas            100%
     American General Property Insurance Company                                 Tennessee        51.85%**
         American General Property Insurance Company of Florida                  Florida          100%
     AIG Annuity Insurance Company                                               Texas            100%
     The United States Life Insurance Company in the City of New York            New York         100%
American General Finance, Inc.                                                   Indiana          100%
     AGF Investment Corp.                                                        Indiana          100%
     American General Auto Finance, Inc.                                         Delaware         100%
     American General Finance Corporation                                        Indiana          100%
         Crossroads Mortgage, Inc.                                               Tennessee        100%
         ENM, Inc.                                                               Tennessee        100%
         MorEquity, Inc.                                                         Nevada           100%
              Wilmington Finance, Inc.                                           Delaware         100%
         Merit Life Insurance Co.                                                Indiana          100%
         Yosemite Insurance Company                                              Indiana          100%
              CommoLoCo, Inc.                                                    Puerto Rico      100%
     American General Financial Services of Alabama, Inc.                        Alabama          100%
     HSA Residential Mortgage Services of Texas, Inc.                            Delaware         100%
American General Investment management Corporation                               Delaware         100%
American General Realty Investment Corporation                                   Texas            100%
American General Assurance Company                                               Illinois         100%
     American General Indemnity Company                                          Illinois         100%
     USLIFE Credit Life Insurance Company of Arizona                             Arizona          100%
Knickerbocker Corporation                                                        Texas            100%

* Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.

**       Also owned 48.15% by American General Life and Accident Insurance
         Company.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2004, a date within 90 days prior to the date of filing, VALIC Separate Account A, the Registrant, offered the following Contracts in connection with this Registration Statement: 335 Non-Qualified contracts; and 47,986 Qualified Contracts.

ITEM 28. INDEMNIFICATION

Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees"). The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust, employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding, shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or
(ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon
(i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and (ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Act, and therefore may be unenforceable. In the event (a) that a claim for such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person; and (b) the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit such cause to a court of appropriate jurisdiction, the question of whether such indemnification by the Depositor is against public policy as expressed in the Act will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) American General Distributors, Inc. ("AGDI") acts as exclusive distributor and principal underwriter of the Registrant.

(b) The following information is furnished with respect to each officer and director of AGDI. Unless otherwise indicated, the principal business address of each individual listed below is 2929 Allen Parkway, Houston, Texas 77019:

                                Position and Offices
                                With Underwriter
Name and Principal              American General
Business Address                Distributors, Inc.
------------------              --------------------
Richard Lindsay                 Director, Chief Executive Officer and President

Mary L. Cavanaugh               Director and Assistant Secretary

David H. den Boer               Director, Senior Vice President and Secretary

Thomas G. Norwood               Executive Vice President

Krien VerBerkmoes               Chief Compliance Officer

John Reiner                     Chief Financial Officer and Treasurer

Daniel R. Cricks                Tax Officer

Kurt W. Bernlohr                Assistant Secretary

Tracey E. Harris                Assistant Secretary

Russell J. Lessard              Assistant Secretary

Kortney S. Farmer               Assistant Secretary

(c) Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be in the physical possession of:

         The Variable Annuity Life Insurance Company
         2929 Allen Parkway
         Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

There have been no management-related services provided to the Separate Account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

a. VALIC hereby commits itself, on behalf of the Contract Owners, to the following undertakings:

         1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         2. To include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

         3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request. The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

b. The Company hereby represents that the fees and charges deducted under these contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

        ADDITIONAL COMMITMENTS - WITHDRAWAL RESTRICTIONS FOR 403(B) PLANS

The Tax Reform Act of 1986 added to the Internal Revenue Code a new Section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the Prospectus or the Statement of Additional Information for Contracts of this Registration Statement. The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Investment Company Act of 1940 (the "Act") if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

         (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the Contract;

         (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the Contract;

         (3) Instruct sales representatives who solicit participants to purchase the Contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

         (4) Obtain from each plan participant who purchases a Section 403(b) annuity Contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Company has complied, and is complying, with the provisions of paragraphs
(1)-(4) above.

The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to this Contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

         (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

         (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this Contract to Program participants;

         (c) instruct salespeople who solicit Program participants to purchase this Contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

         (d) obtain from each Program participant who purchases this Contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to this Contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

         (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the Contracts issued in connection with the Florida ORP;

         (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of Contracts to Eligible Employees;

         (c) instruct salespeople who solicit Eligible Employees to purchase the Contracts specifically to bring the restrictions on redemption imposed by the Division to the attention of the Eligible Employees;

         (d) obtain from each Participant in the Florida ORP who purchases a Contract, prior to or at the time of such purchase, a signed statement acknowledging the Participant's understanding: (i) of the restrictions on redemption imposed by the Division, and (ii) that other investment alternatives are available under the Florida ORP, to which the Participant may elect to transfer his or her Contract values.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 30th day of April 2004.


                                 THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                                 SEPARATE ACCOUNT A
                                 (Registrant)

                             BY: THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                                 (On behalf of the Registrant and itself)




                             BY: /s/ Mary L. Cavanaugh
                                 ---------------------------------------------
                                 Mary L. Cavanaugh
                                 Executive Vice President, General
                                 Counsel and Secretary

[SEAL]


ATTEST:       /s/ Katherine Stoner
       -------------------------------------
Katherine Stoner, Assistant Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                                         Title                              Date
---------                                         -----                              ----
                  *                         Director                           April 30, 2004
-----------------------------------
Jay S. Wintrob



                  *                         Director and Chief                 April 30, 2004
-----------------------------------         Executive Officer
John A. Graf



                  *                         Director                           April 30, 2004
-----------------------------------
M. Kathleen Adamson



                  *                         Director                           April 30, 2004
-----------------------------------
Michael J. Akers



/s/ Mary L. Cavanaugh                       Director                           April 30, 2004
-----------------------------------
Mary L. Cavanaugh



                  *                         Director                           April 30, 2004
-----------------------------------
N. Scott Gillis



                  *                         Director                           April 30, 2004
-----------------------------------
Kathleen M. McCutcheon



                  *                          Vice President and                April 30, 2004
-----------------------------------          Controller
Edward P. Millay


*/s/ Katherine Stoner                                                          April 30, 2004
-----------------------------------
Katherine Stoner
Attorney-in-Fact

                                INDEX TO EXHIBITS

EXHIBIT NO.

10.      Consents of Independent Auditors

14.      Powers of Attorney